UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust North American
Energy Infrastructure Fund
EMLP | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust North American Energy Infrastructure Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMLP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust North American Energy Infrastructure Fund	$49	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$3,118,989,149
Total number of portfolio holdings	68
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Energy Transfer, L.P.	7.6%
Enterprise Products Partners, L.P.	7.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.8%
MPLX, L.P.	5.1%
Plains GP Holdings, L.P., Class A	4.6%
ONEOK, Inc.	3.7%
National Fuel Gas Co.	3.5%
Kinder Morgan, Inc.	3.3%
PPL Corp.	2.6%
Williams (The) Cos., Inc.	2.5%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMLP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust North American Energy Infrastructure Fund (EMLP)

First Trust EIP Carbon Impact ETF
ECLN | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust EIP Carbon Impact ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ECLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust EIP Carbon Impact ETF	$49	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$15,371,100
Total number of portfolio holdings	60
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
American Electric Power Co., Inc.	6.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.9%
PPL Corp.	3.7%
Xcel Energy, Inc.	3.7%
Duke Energy Corp.	3.6%
DTE Energy Co.	3.5%
Dominion Energy, Inc.	3.5%
TC Energy Corp.	3.3%
Cheniere Energy Partners, L.P.	3.2%
Clearway Energy, Inc., Class A	3.1%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ECLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust EIP Carbon Impact ETF (ECLN)

FT Energy Income Partners Strategy ETF
EIPX | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Energy Income Partners Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Strategy ETF	$47	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$363,700,938
Total number of portfolio holdings	89
Portfolio turnover rate	18%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Energy Transfer, L.P.	7.2%
Enterprise Products Partners, L.P.	7.0%
MPLX, L.P.	5.0%
Shell PLC, ADR	4.7%
Exxon Mobil Corp.	4.5%
Imperial Oil Ltd.	4.3%
TotalEnergies SE, ADR	4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.6%
ONEOK, Inc.	3.0%
Plains GP Holdings, L.P., Class A	2.7%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EIPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Energy Income Partners Strategy ETF (EIPX)

First Trust Senior Loan Fund
FTSL | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Senior Loan Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Senior Loan Fund	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$2,350,975,318
Total number of portfolio holdings	259
Portfolio turnover rate	74%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Software	14.7%
Insurance	14.2%
Money Market Funds	8.1%
Hotels, Restaurants & Leisure	5.8%
Health Care Providers & Services	5.5%
Health Care Technology	5.3%
IT Services	4.9%
Professional Services	4.4%
Food Products	3.4%
All Other	33.7%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTSL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Senior Loan Fund (FTSL)

First Trust Tactical High Yield ETF
HYLS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Tactical High Yield ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Tactical High Yield ETF	$48	0.96%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,646,046,773
Total number of portfolio holdings	329
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	18.0%
Software	11.4%
Containers & Packaging	6.6%
Hotels, Restaurants & Leisure	6.2%
Media	5.2%
Health Care Providers & Services	4.8%
Trading Companies & Distributors	4.8%
Commercial Services & Supplies	4.7%
Food Products	3.5%
All Other	34.8%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HYLS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Tactical High Yield ETF (HYLS)

First Trust Enhanced Short Maturity ETF
FTSM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Enhanced Short Maturity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Short Maturity ETF	$22	0.44%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$6,658,805,607
Total number of portfolio holdings	497
Portfolio turnover rate	39%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AutoNation, Inc., 4.92%, 05/01/25	1.0%
Targa Resources Corp., 4.66%, 05/01/25	0.9%
U.S. Treasury Bill, 0.00%, 05/08/25	0.7%
Cabot Corp., 4.66%, 05/01/25	0.7%
Infor, Inc., 1.75%, 07/15/25	0.5%
CRH America, Inc., 3.88%, 05/18/25	0.5%
Williams Cos. (The), Inc., 4.00%, 09/15/25	0.5%
Crown Castle, Inc., 4.45%, 02/15/26	0.5%
Canadian Natural Resources Ltd., 2.05%, 07/15/25	0.5%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	0.5%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTSM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Enhanced Short Maturity ETF (FTSM)

First Trust High Income
Strategic Focus ETF
HISF | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust High Income Strategic Focus ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HISF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust High Income Strategic Focus ETF	$9(1)	0.17%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$46,493,960
Total number of portfolio holdings	10
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HISF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust High Income Strategic Focus ETF (HISF)

First Trust Low Duration Opportunities ETF
LMBS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Low Duration Opportunities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LMBS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Opportunities ETF	$32(1)	0.64%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$4,951,274,560
Total number of portfolio holdings	1,106
Portfolio turnover rate	137%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	82.7%
Mortgage-Backed Securities	7.8%
U.S. Government Bonds and Notes	4.8%
Asset-Backed Securities	1.6%
U.S. Government Agency Securities	0.2%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	10.0%
Money Market Funds	5.7%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(3.8%)
Written Options	(0.6%)
Net Other Assets and Liabilities(1)	(8.5%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LMBS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Low Duration Opportunities ETF (LMBS)

First Trust SSI
Strategic Convertible Securities ETF
FCVT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust SSI Strategic Convertible Securities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCVT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SSI Strategic Convertible Securities ETF	$47	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$67,013,432
Total number of portfolio holdings	122
Portfolio turnover rate	67%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co., 6.00%, 10/15/27	2.9%
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	2.3%
Morgan Stanley Finance LLC, 0.13%, 02/07/28	2.1%
MicroStrategy, Inc., 0.00%, 12/01/29	2.0%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.9%
PG&E Corp., 4.25%, 12/01/27	1.9%
Live Nation Entertainment, Inc., 2.88%, 01/15/30	1.8%
Wells Fargo & Co., Series L, 7.50%	1.8%
Snowflake, Inc., 0.00%, 10/01/27	1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCVT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust SSI Strategic Convertible Securities ETF (FCVT)

First Trust Long Duration
Opportunities ETF
LGOV | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Long Duration Opportunities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long Duration Opportunities ETF	$33(1)	0.65%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$700,548,057
Total number of portfolio holdings	159
Portfolio turnover rate	61%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	76.1%
U.S. Government Bonds and Notes	24.9%
U.S. Government Agency Securities	4.6%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	0.7%
Money Market Funds	1.7%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.5%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	(6.5%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LGOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Long Duration Opportunities ETF (LGOV)

First Trust Limited Duration
Investment Grade Corporate ETF
FSIG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Limited Duration Investment Grade Corporate ETF	$28	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,242,303,132
Total number of portfolio holdings	299
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
MSCI, Inc., 4.00%, 11/15/29	1.4%
Open Text Corp., 6.90%, 12/01/27	1.3%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.2%
United Rentals North America, Inc., 6.00%, 12/15/29	1.2%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.1%
Mars, Inc., 4.60%, 03/01/28	1.1%
Energy Transfer, L.P., 4.59%, 05/01/25	1.0%
Global Payments, Inc., 4.97%, 05/01/25	1.0%
Berry Global, Inc., 5.50%, 04/15/28	1.0%
Centene Corp., 4.25%, 12/15/27	0.9%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSIG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

FT Vest S&P 500®
Dividend Aristocrats Target Income ETF®
KNG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest S&P ® Dividend Aristocrats Target Income ETF500®	$36	0.74%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$3,628,893,389
Total number of portfolio holdings	139
Portfolio turnover rate	63%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.5%
Money Market Funds	0.1%
Written Options	(0.6%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/KNG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Target Outcome registered trademarks are registered trademarks of Vest Financial LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Sub-Advisor, and in turn, sub-licensed by the Advisor, including for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates (the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). Neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund and shall have no liability whatsoever in connection with the Fund.
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

FT Vest SMID Rising Dividend Achievers
Target Income ETF
SDVD | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest SMID Rising Dividend Achievers Target Income ETF	$40	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$411,415,520
Total number of portfolio holdings	191
Portfolio turnover rate	77%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.1%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SDVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)

FT Vest Technology Dividend
Target Income ETF
TDVI | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Technology Dividend Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Technology Dividend Target Income ETF	$36	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$76,529,685
Total number of portfolio holdings	91
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDVI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Technology Dividend Target Income ETF (TDVI)

FT Vest Dow Jones Internet
& Target Income ETF
FDND | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Dow Jones Internet & Target Income ETF	$38	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$6,233,308
Total number of portfolio holdings	43
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.2%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
FT Vest Dow Jones Internet & Target Income ETF (FDND)

FT Vest Rising Dividend Achievers
Target Income ETF
RDVI | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Rising Dividend Achievers Target Income ETF	$37	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,767,776,698
Total number of portfolio holdings	78
Portfolio turnover rate	54%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.1%
Money Market Funds	0.1%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RDVI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)

FT Vest DJIA® Dogs 10 Target Income ETF
DOGG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOGG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest DJIA® Dogs 10 Target Income ETF	$38	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$35,510,632
Total number of portfolio holdings	42
Portfolio turnover rate	393%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	49.8%
U.S. Treasury Bills	56.6%
Money Market Funds	0.2%
Purchased Options	0.2%
Written Options	(24.4%)
Net Other Assets and Liabilities	17.6%
Total	100.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DOGG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The “Dow Jones Industrial Average” is a product of S&P Dow Jones Indices, LLC (“SPDJI”), and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)

First Trust Intermediate Duration
Investment Grade Corporate ETF
FIIG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Duration Investment Grade Corporate ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$469,444,903
Total number of portfolio holdings	272
Portfolio turnover rate	8%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 4.57%, 04/27/33	1.4%
Icon Investments Six Designated Activity Co., 6.00%, 05/08/34	1.3%
MSCI, Inc., 3.88%, 02/15/31	1.2%
Alcon Finance Corp., 5.38%, 12/06/32	1.2%
Veralto Corp., 5.45%, 09/18/33	1.1%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.1%
Packaging Corp. of America, 5.70%, 12/01/33	1.0%
Morgan Stanley, 5.25%, 04/21/34	1.0%
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	1.0%
Roper Technologies, Inc., 4.90%, 10/15/34	1.0%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIIG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)

First Trust Intermediate
Government Opportunities ETF
MGOV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Intermediate Government Opportunities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Government Opportunities ETF	$33(1)	0.65%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$65,757,962
Total number of portfolio holdings	139
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	97.0%
U.S. Government Bonds and Notes	11.3%
U.S. Government Agency Securities	1.9%
Money Market Funds	1.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.2%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	(8.6%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MGOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Intermediate Government Opportunities ETF (MGOV)

FT Vest 20+ Year Treasury
& Target Income ETF
LTTI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest 20+ Year Treasury & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LTTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest 20+ Year Treasury & Target Income ETF	$14(1)	0.65%(2)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$11,055,603
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.7%
Money Market Funds	1.4%
Purchased Options	97.3%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LTTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest 20+ Year Treasury & Target Income ETF (LTTI)

FT Vest High Yield & Target Income ETF
HYTI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest High Yield & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest High Yield & Target Income ETF	$14(1)	0.65%(2)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$11,619,719
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.2%
Money Market Funds	1.8%
Purchased Options	96.2%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HYTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest High Yield & Target Income ETF (HYTI)

FT Vest Investment Grade
& Target Income ETF
LQTI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the FT Vest Investment Grade & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LQTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Investment Grade & Target Income ETF	$14(1)	0.65%(2)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$25,172,220
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.9%
Money Market Funds	1.6%
Purchased Options	96.9%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LQTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Vest Investment Grade & Target Income ETF (LQTI)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund IV (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded Fund IV

First Trust North American Energy Infrastructure Fund (EMLP)
First Trust EIP Carbon Impact ETF (ECLN)
FT Energy Income Partners Strategy ETF (EIPX)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 64.8%
	Construction & Engineering — 3.1%
749,577	Fluor Corp. (b)	$26,152,742
243,909	Quanta Services, Inc.	71,389,725
		97,542,467
	Electric Utilities — 18.2%
52,100	ALLETE, Inc.	3,412,029
538,625	Alliant Energy Corp.	32,877,670
641,096	American Electric Power Co., Inc.	69,456,341
35,982	Constellation Energy Corp.	8,039,818
191,823	Duke Energy Corp.	23,406,242
41,675	Emera, Inc. (CAD)	1,875,768
1,055,022	Enel S.p.A., ADR	9,147,041
750,745	Entergy Corp.	62,439,462
484,345	Evergy, Inc.	33,468,240
76,028	Exelon Corp.	3,565,713
364,770	FirstEnergy Corp.	15,641,338
542,650	Fortis, Inc. (CAD)	26,872,708
136,601	Iberdrola S.A., ADR	9,869,422
225,692	IDACORP, Inc.	26,651,968
334,561	NextEra Energy, Inc.	22,375,440
890,320	PG&E Corp.	14,708,086
2,251,254	PPL Corp.	82,170,771
832,821	Southern (The) Co.	76,527,922
652,185	Xcel Energy, Inc.	46,109,479
		568,615,458
	Electrical Equipment — 0.5%
146,136	Generac Holdings, Inc. (b)	16,715,036
	Energy Equipment & Services — 0.6%
754,894	Archrock, Inc.	17,762,656
	Gas Utilities — 8.8%
706,366	AltaGas Ltd. (CAD)	20,905,072
343,987	Atmos Energy Corp.	55,254,632
58,673	Chesapeake Utilities Corp.	7,725,474
1,405,760	National Fuel Gas Co.	107,934,253
286,706	New Jersey Resources Corp.	14,031,392
417,891	ONE Gas, Inc.	32,808,622
1,078,377	UGI Corp.	35,359,982
		274,019,427
	Independent Power and Renewable Electricity Producers — 2.7%
621,701	AES (The) Corp.	6,217,010
1,207,325	Clearway Energy, Inc., Class A	33,020,339
104,061	Northland Power, Inc. (CAD)	1,413,798
353,382	Orsted A/S, ADR (b)	4,692,913
288,201	Vistra Corp.	37,359,496
		82,703,556
Shares	Description	Value

	Multi-Utilities — 11.3%
95,896	Ameren Corp.	$9,516,719
1,078,879	Atco Ltd., Class I (CAD)	40,561,656
79,546	Canadian Utilities Ltd., Class A (CAD)	2,226,665
1,239,844	CenterPoint Energy, Inc.	48,081,150
443,747	CMS Energy Corp.	32,681,967
903,949	Dominion Energy, Inc.	49,156,747
447,258	DTE Energy Co.	61,274,346
218,890	NiSource, Inc.	8,560,788
392,965	Public Service Enterprise Group, Inc.	31,409,692
468,760	Sempra	34,814,805
318,518	WEC Energy Group, Inc.	34,884,091
		353,168,626
	Oil, Gas & Consumable Fuels — 19.0%
236,341	Cheniere Energy, Inc.	54,620,768
574,413	DT Midstream, Inc.	55,832,944
699,529	Enbridge, Inc.	32,661,009
46,998	Gulfport Energy Corp. (b)	8,107,155
1,681,059	Keyera Corp. (CAD)	52,177,945
3,869,677	Kinder Morgan, Inc.	101,772,505
1,390,179	ONEOK, Inc.	114,217,107
319,255	Targa Resources Corp.	54,560,679
773,774	TC Energy Corp.	39,005,947
1,337,381	Williams (The) Cos., Inc.	78,330,405
		591,286,464
	Water Utilities — 0.6%
11,041	American Water Works Co., Inc.	1,623,137
411,809	Essential Utilities, Inc.	16,937,704
		18,560,841
	Total Common Stocks	2,020,374,531
	(Cost $1,456,326,085)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 29.3%
	Chemicals — 0.8%
1,057,406	Westlake Chemical Partners, L.P.	24,732,726
	Energy Equipment & Services — 0.1%
152,504	USA Compression Partners, L.P.	3,721,098
	Oil, Gas & Consumable Fuels — 28.4%
521,609	Cheniere Energy Partners, L.P.	30,660,177
14,350,533	Energy Transfer, L.P.	237,357,816
7,657,131	Enterprise Products Partners, L.P.	228,948,217
See Notes to Financial Statements

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
540,564	Hess Midstream, L.P., Class A (c)	$20,092,764
3,124,365	MPLX, L.P.	159,123,909
7,703,764	Plains GP Holdings, L.P., Class A (c)	143,598,161
1,143,935	Sunoco, L.P.	66,519,820
		886,300,864
	Total Master Limited Partnerships	914,754,688
	(Cost $573,985,335)

Shares	Description	Value
MONEY MARKET FUNDS — 5.8%
179,198,505	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (d)	179,198,505
	(Cost $179,198,505)

	Total Investments — 99.9%	3,114,327,724
	(Cost $2,209,509,925)
	Net Other Assets and Liabilities — 0.1%	4,661,425
	Net Assets — 100.0%	$3,118,989,149

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,020,374,531	$ 2,020,374,531	$ —	$ —
Master Limited Partnerships*	914,754,688	914,754,688	—	—
Money Market Funds	179,198,505	179,198,505	—	—
Total Investments	$3,114,327,724	$3,114,327,724	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 90.2%
	Construction & Engineering — 3.2%
5,550	Fluor Corp. (b)	$193,640
1,031	Quanta Services, Inc.	301,763
		495,403
	Electric Utilities — 39.1%
570	ALLETE, Inc.	37,329
3,710	Alliant Energy Corp.	226,458
8,535	American Electric Power Co., Inc.	924,682
607	Constellation Energy Corp.	135,628
4,538	Duke Energy Corp.	553,727
315	Edison International	16,856
195	Emera, Inc. (CAD)	8,777
21,595	Enel S.p.A., ADR	187,229
5,356	Entergy Corp.	445,459
5,930	Evergy, Inc.	409,763
5,219	Fortis, Inc. (CAD)	258,451
6,961	Hydro One Ltd. (CAD) (c) (d)	267,816
2,703	Iberdrola S.A., ADR	195,292
3,427	IDACORP, Inc.	404,694
2,151	NextEra Energy, Inc.	143,859
2,261	OGE Energy Corp.	102,604
4,150	PG&E Corp.	68,558
15,789	PPL Corp.	576,299
5,066	Southern (The) Co.	465,515
8,112	Xcel Energy, Inc.	573,518
		6,002,514
	Electrical Equipment — 0.7%
966	Generac Holdings, Inc. (b)	110,491
	Gas Utilities — 9.2%
3,128	AltaGas Ltd. (CAD)	92,574
1,988	Atmos Energy Corp.	319,333
545	Chesapeake Utilities Corp.	71,760
6,162	National Fuel Gas Co.	473,118
566	New Jersey Resources Corp.	27,700
4,110	ONE Gas, Inc.	322,676
3,203	UGI Corp.	105,027
		1,412,188
	Independent Power and Renewable Electricity Producers — 6.9%
1,642	AES (The) Corp.	16,420
17,471	Clearway Energy, Inc., Class A	477,832
6,025	EDP Renovaveis S.A. (EUR)	56,344
4,711	Northland Power, Inc. (CAD)	64,005
1,075	Orsted A/S (DKK) (b) (c) (d)	42,713
3,098	Vistra Corp.	401,593
		1,058,907
Shares	Description	Value

	Multi-Utilities — 19.0%
4,194	Ameren Corp.	$416,213
4,643	Atco Ltd., Class I (CAD)	174,559
2,067	CenterPoint Energy, Inc.	80,158
3,498	CMS Energy Corp.	257,628
9,824	Dominion Energy, Inc.	534,229
3,919	DTE Energy Co.	536,903
5,300	Public Service Enterprise Group, Inc.	423,629
2,172	Sempra	161,314
3,068	WEC Energy Group, Inc.	336,007
		2,920,640
	Oil, Gas & Consumable Fuels — 9.1%
646	Cheniere Energy, Inc.	149,297
2,267	DT Midstream, Inc.	220,353
220	Gulfport Energy Corp. (b)	37,950
1,076	Targa Resources Corp.	183,888
10,009	TC Energy Corp.	504,554
5,130	Williams (The) Cos., Inc.	300,464
		1,396,506
	Professional Services — 1.7%
235	Amentum Holdings, Inc. (b)	5,128
2,037	Jacobs Solutions, Inc.	252,180
		257,308
	Semiconductors & Semiconductor Equipment — 0.3%
400	First Solar, Inc. (b)	50,328
	Water Utilities — 1.0%
385	American Water Works Co., Inc.	56,599
2,427	Essential Utilities, Inc.	99,822
		156,421
	Total Common Stocks	13,860,706
	(Cost $12,223,904)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 5.0%
	Independent Power and Renewable Electricity Producers — 1.7%
11,601	Brookfield Renewable Partners, L.P. (CAD)	266,673
	Oil, Gas & Consumable Fuels — 3.3%
8,473	Cheniere Energy Partners, L.P.	498,043
	Total Master Limited Partnerships	764,716
	(Cost $765,152)

See Notes to Financial Statements

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
RIGHTS (a) — 0.0%
	Independent Power And Renewable Electricity Producers — 0.0%
6,025	EDP Renovaveis S.A. (EUR) (b) (e)	$614
	(Cost $576)
MONEY MARKET FUNDS — 4.8%
745,665	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (f)	745,665
	(Cost $745,665)

	Total Investments — 100.0%	15,371,701
	(Cost $13,735,297)
	Net Other Assets and Liabilities — (0.0)%	(601)
	Net Assets — 100.0%	$15,371,100

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,860,706	$ 13,860,706	$ —	$ —
Master Limited Partnerships*	764,716	764,716	—	—
Rights*	614	614	—	—
Money Market Funds	745,665	745,665	—	—
Total Investments	$15,371,701	$15,371,701	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 68.9%
	Construction & Engineering — 1.8%
39,511	Fluor Corp. (b)	$1,378,539
17,812	Quanta Services, Inc.	5,213,394
		6,591,933
	Electric Utilities — 7.4%
5,823	ALLETE, Inc.	381,348
15,967	Alliant Energy Corp.	974,626
32,983	American Electric Power Co., Inc.	3,573,378
266,778	Enel S.p.A., ADR	2,312,965
32,363	Entergy Corp.	2,691,631
29,767	Evergy, Inc.	2,056,900
36,005	Iberdrola S.A., ADR	2,601,361
11,242	IDACORP, Inc.	1,327,568
24,721	NextEra Energy, Inc.	1,653,341
92,202	PG&E Corp.	1,523,177
96,105	PPL Corp.	3,507,833
29,023	Southern (The) Co.	2,666,923
25,376	Xcel Energy, Inc.	1,794,083
		27,065,134
	Electrical Equipment — 0.4%
12,035	Generac Holdings, Inc. (b)	1,376,563
	Energy Equipment & Services — 6.2%
200,962	Archrock, Inc.	4,728,636
43,448	Baker Hughes Co.	1,538,059
31,066	Cactus, Inc., Class A	1,178,644
155,670	Halliburton Co.	3,085,379
71,691	Helmerich & Payne, Inc.	1,354,243
177,505	NOV, Inc.	2,060,833
149,808	Schlumberger N.V.	4,981,116
132,098	TechnipFMC PLC	3,721,201
		22,648,111
	Gas Utilities — 4.1%
18,912	AltaGas Ltd. (CAD)	559,705
9,718	Atmos Energy Corp.	1,561,002
123,574	National Fuel Gas Co.	9,488,012
6,128	ONE Gas, Inc.	481,109
80,941	UGI Corp.	2,654,056
		14,743,884
	Independent Power and Renewable Electricity Producers — 2.4%
32,570	AES (The) Corp.	325,700
119,022	Clearway Energy, Inc., Class A	3,255,252
39,705	Vistra Corp.	5,146,959
		8,727,911
	Multi-Utilities — 5.1%
4,887	Ameren Corp.	484,986
Shares	Description	Value

	Multi-Utilities (Continued)
119,451	Atco Ltd., Class I (CAD)	$4,490,893
94,957	CenterPoint Energy, Inc.	3,682,432
12,774	CMS Energy Corp.	940,805
27,374	Dominion Energy, Inc.	1,488,598
6,702	DTE Energy Co.	918,174
21,177	Public Service Enterprise Group, Inc.	1,692,678
55,734	Sempra	4,139,364
5,648	WEC Energy Group, Inc.	618,569
		18,456,499
	Oil, Gas & Consumable Fuels — 41.0%
32,287	BP PLC, ADR	886,601
92,302	Canadian Natural Resources Ltd. (CAD)	2,648,678
18,752	Cheniere Energy, Inc.	4,333,775
19,858	Core Natural Resources, Inc.	1,433,946
104,620	Coterra Energy, Inc.	2,569,467
82,347	DHT Holdings, Inc.	880,290
26,879	Diamondback Energy, Inc.	3,548,297
37,332	DT Midstream, Inc.	3,628,670
61,709	Enbridge, Inc.	2,881,193
58,506	EOG Resources, Inc.	6,454,967
57,682	EQT Corp.	2,851,798
30,802	Expand Energy Corp.	3,200,328
154,141	Exxon Mobil Corp.	16,281,914
38,819	Frontline PLC	652,547
5,498	Gulfport Energy Corp. (b)	948,405
31,190	HF Sinclair Corp.	937,883
229,370	Imperial Oil Ltd. (CAD)	15,471,577
32,922	International Seaways, Inc.	1,118,031
94,676	Keyera Corp. (CAD)	2,938,623
360,703	Kinder Morgan, Inc.	9,486,489
6,506	Marathon Petroleum Corp.	893,990
29,289	Okeanis Eco Tankers Corp. (c) (d)	696,200
132,255	ONEOK, Inc.	10,866,071
8,035	Phillips 66	836,122
85,017	Range Resources Corp.	2,884,627
264,912	Shell PLC, ADR	17,081,526
22,934	SM Energy Co.	522,666
25,795	Suncor Energy, Inc. (CAD)	911,039
34,719	Targa Resources Corp.	5,933,477
95,347	TC Energy Corp.	4,806,442
267,789	TotalEnergies SE, ADR	15,223,805
61,998	Tourmaline Oil Corp. (CAD)	2,738,777
6,202	Valero Energy Corp.	719,990
33,755	Williams (The) Cos., Inc.	1,977,030
		149,245,241
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 0.2%
5,057	First Solar, Inc. (b)	$636,272
	Water Utilities — 0.3%
25,588	Essential Utilities, Inc.	1,052,434
	Total Common Stocks	250,543,982
	(Cost $229,851,042)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 27.4%
	Energy Equipment & Services — 0.3%
38,090	USA Compression Partners, L.P.	929,396
	Oil, Gas & Consumable Fuels — 27.1%
96,361	Alliance Resource Partners, L.P.	2,548,749
53,319	Cheniere Energy Partners, L.P.	3,134,091
1,583,178	Energy Transfer, L.P.	26,185,764
853,547	Enterprise Products Partners, L.P.	25,521,055
173,379	Kimbell Royalty Partners, L.P. (e)	2,080,548
353,238	MPLX, L.P.	17,990,411
18,567	Natural Resource Partners, L.P.	1,895,876
527,107	Plains GP Holdings, L.P., Class A (e)	9,825,275
105,143	Sunoco, L.P.	6,114,066
193,887	TXO Partners, L.P.	3,218,524
		98,514,359
	Total Master Limited Partnerships	99,443,755
	(Cost $79,414,364)

Shares	Description	Value
MONEY MARKET FUNDS — 3.6%
13,207,135	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (f)	13,207,135
	(Cost $13,207,135)

	Total Investments — 99.9%	363,194,872
	(Cost $322,472,541)
	Net Other Assets and Liabilities — 0.1%	506,066
	Net Assets — 100.0%	$363,700,938

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 250,543,982	$ 250,543,982	$ —	$ —
Master Limited Partnerships*	99,443,755	99,443,755	—	—
Money Market Funds	13,207,135	13,207,135	—	—
Total Investments	$363,194,872	$363,194,872	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	First Trust North American Energy Infrastructure Fund (EMLP)	First Trust EIP Carbon Impact ETF (ECLN)	FT Energy Income Partners Strategy ETF (EIPX)
ASSETS:
Investments, at value	$3,114,327,724	$15,371,701	$363,194,872
Foreign currency, at value	200	—	—
Receivables:
Dividends	7,005,554	10,828	730,275
Reclaims	72,420	312	60,223
Total Assets	3,121,405,898	15,382,841	363,985,370

LIABILITIES:
Investment advisory fees payable	2,416,749	11,741	284,432
Total Liabilities	2,416,749	11,741	284,432
NET ASSETS	$3,118,989,149	$15,371,100	$363,700,938

NET ASSETS consist of:
Paid-in capital	$2,346,134,921	$14,360,868	$322,855,025
Par value	862,550	5,000	150,500
Accumulated distributable earnings (loss)	771,991,678	1,005,232	40,695,413
NET ASSETS	$3,118,989,149	$15,371,100	$363,700,938
NET ASSET VALUE, per share	$36.16	$30.74	$24.17
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	86,255,000	500,002	15,050,002
Investments, at cost	$2,209,509,925	$13,735,297	$322,472,541
Foreign currency, at cost (proceeds)	$190	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	First Trust North American Energy Infrastructure Fund (EMLP)	First Trust EIP Carbon Impact ETF (ECLN)	FT Energy Income Partners Strategy ETF (EIPX)
INVESTMENT INCOME:
Dividends	$40,334,236	$229,622	$4,980,237
Foreign withholding tax	(843,875)	(7,292)	(178,678)
Total investment income	39,490,361	222,330	4,801,559

EXPENSES:
Investment advisory fees	14,444,389	70,538	1,718,023
Total expenses	14,444,389	70,538	1,718,023
NET INVESTMENT INCOME (LOSS)	25,045,972	151,792	3,083,536

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	118,393,219	332,453	1,102,649
In-kind redemptions	20,715,971	491,809	2,656,209
Foreign currency transactions	(14,608)	(730)	(9,715)
Net realized gain (loss)	139,094,582	823,532	3,749,143
Net change in unrealized appreciation (depreciation) on:
Investments	44,332,914	(57,953)	(4,532,727)
Foreign currency translation	348	7	(8)
Net change in unrealized appreciation (depreciation)	44,333,262	(57,946)	(4,532,735)
NET REALIZED AND UNREALIZED GAIN (LOSS)	183,427,844	765,586	(783,592)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,473,816	$917,378	$2,299,944
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust North American Energy Infrastructure Fund (EMLP)		First Trust EIP Carbon Impact ETF (ECLN)
	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$25,045,972	$39,200,372	$151,792	$606,929
Net realized gain (loss)	139,094,582	100,114,017	823,532	2,185,861
Net change in unrealized appreciation (depreciation)	44,333,262	597,252,207	(57,946)	4,302,401
Net increase (decrease) in net assets resulting from operations	208,473,816	736,566,596	917,378	7,095,191

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(48,000,302)	(91,997,789)	(168,201)	(693,457)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	220,121,757	51,655,747	1,544,130	—
Cost of shares redeemed	(51,683,421)	(179,411,258)	(1,532,200)	(22,383,242)
Net increase (decrease) in net assets resulting from shareholder transactions	168,438,336	(127,755,511)	11,930	(22,383,242)
Total increase (decrease) in net assets	328,911,850	516,813,296	761,107	(15,981,508)

NET ASSETS:
Beginning of period	2,790,077,299	2,273,264,003	14,609,993	30,591,501
End of period	$3,118,989,149	$2,790,077,299	$15,371,100	$14,609,993

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	81,805,000	86,405,000	500,002	1,350,002
Shares sold	5,950,000	1,650,000	50,000	—
Shares redeemed	(1,500,000)	(6,250,000)	(50,000)	(850,000)
Shares outstanding, end of period	86,255,000	81,805,000	500,002	500,002
See Notes to Financial Statements

FT Energy Income Partners Strategy ETF (EIPX)
Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024

$3,083,536	$5,216,587
3,749,143	5,708,286
(4,532,735)	41,442,569
2,299,944	52,367,442

(5,720,996)	(9,999,142)

41,144,811	101,503,671
(6,469,892)	(22,401,092)
34,674,919	79,102,579
31,253,867	121,470,879

332,447,071	210,976,192
$363,700,938	$332,447,071

13,700,002	10,150,002
1,600,000	4,500,000
(250,000)	(950,000)
15,050,002	13,700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust North American Energy Infrastructure Fund (EMLP)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.11	$26.31	$26.70	$25.02	$19.68	$24.83
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.47 (a)	0.36 (a)	0.37	0.19	0.20
Net realized and unrealized gain (loss)	2.32	8.44	0.30	2.14	6.01	(4.33)
Total from investment operations	2.62	8.91	0.66	2.51	6.20	(4.13)
Distributions paid to shareholders from:
Net investment income	(0.57)	(1.11)	(1.05)	(0.37)	(0.86)	(0.70)
Return of capital	—	—	—	(0.46)	—	(0.32)
Total distributions	(0.57)	(1.11)	(1.05)	(0.83)	(0.86)	(1.02)
Net asset value, end of period	$36.16	$34.11	$26.31	$26.70	$25.02	$19.68
Total return (b)	7.66%	34.48%	2.49%	10.19%	31.97%	(16.69)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,118,989	$2,790,077	$2,273,264	$2,570,305	$2,129,135	$1,687,897
Ratio of total expenses to average net assets (c)	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	1.64% (d)	1.58%	1.33%	1.08%	0.71%	1.13%
Portfolio turnover rate (e)	21%	23%	32%	32%	52%	46%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust EIP Carbon Impact ETF (ECLN)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.22	$22.66	$25.30	$24.33	$21.40	$20.70
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.59 (a)	0.55 (a)	0.31	0.31	0.30
Net realized and unrealized gain (loss)	1.56	6.70	(2.57)	1.05	2.98	0.85
Total from investment operations	1.86	7.29	(2.02)	1.36	3.29	1.15
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.73)	(0.59)	(0.29)	(0.36)	(0.33)
Net realized gain	—	—	(0.03)	(0.10)	—	—
Return of capital	—	—	—	—	—	(0.12)
Total distributions	(0.34)	(0.73)	(0.62)	(0.39)	(0.36)	(0.45)
Net asset value, end of period	$30.74	$29.22	$22.66	$25.30	$24.33	$21.40
Total return (b)	6.40%	32.63%	(8.15)%	5.62%	15.49%	5.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,371	$14,610	$30,592	$31,628	$20,682	$2,140
Ratio of total expenses to average net assets (c)	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	2.04% (d)	2.36%	2.22%	1.29%	1.24%	1.45%
Portfolio turnover rate (e)	28%	16%	47%	22%	56%	23%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Energy Income Partners Strategy ETF (EIPX)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$24.27	$20.79	$19.72
Income from investment operations:
Net investment income (loss) (b)	0.21	0.42	0.33
Net realized and unrealized gain (loss)	0.08 (c)	3.85	1.37
Total from investment operations	0.29	4.27	1.70
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.76)	(0.63)
Net realized gain	—	(0.03)	—
Total distributions	(0.39)	(0.79)	(0.63)
Net asset value, end of period	$24.17	$24.27	$20.79
Total return (d)	1.14%	20.83%	8.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$363,701	$332,447	$210,976
Ratio of total expenses to average net assets	0.95% (e)	0.95%	0.95% (e)
Ratio of net investment income (loss) to average net assets	1.71% (e)	1.84%	1.64% (e)
Portfolio turnover rate (f)	18%	23%	19%

(a)	Inception date is November 2, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust North American Energy Infrastructure Fund – (ticker “EMLP”)
First Trust EIP Carbon Impact ETF – (ticker “ECLN”)
FT Energy Income Partners Strategy ETF – (ticker “EIPX”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. EMLP’s investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”) to be engaged in the energy infrastructure sector, which principally include U.S. and Canadian natural gas and electric utilities, corporations operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “Energy Infrastructure Companies”). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN’s investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the equity securities of companies identified by EIP as having or seeking to have a positive carbon impact. The Sub-Advisor defines positive carbon impact companies as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN’s investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy; and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. EIPX’s investment objective is to seek risk-adjusted total return. EIPX will invest, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market (“Energy Companies”), which include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by EIP. These companies may include MLPs and MLP affiliates.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust North American Energy Infrastructure Fund	$91,997,789	$—	$—
First Trust EIP Carbon Impact ETF	693,457	—	—
FT Energy Income Partners Strategy ETF	9,999,142	—	—
As of October 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust North American Energy Infrastructure Fund	$—	$(224,953,514)	$836,471,678
First Trust EIP Carbon Impact ETF	—	(1,433,904)	1,689,959
FT Energy Income Partners Strategy ETF	—	—	44,116,465
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP and ECLN, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For EIPX, the taxable years ended 2023 and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, each applicable Fund had a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust North American Energy Infrastructure Fund	$224,953,514
First Trust EIP Carbon Impact ETF	1,433,904
During the taxable year ended October 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust North American Energy Infrastructure Fund	$36,281,467
FT Energy Income Partners Strategy ETF	407,092
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Funds had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust North American Energy Infrastructure Fund	$2,209,509,925	$930,076,930	$(25,259,131)	$904,817,799
First Trust EIP Carbon Impact ETF	13,735,297	2,247,237	(610,833)	1,636,404
FT Energy Income Partners Strategy ETF	322,472,541	58,584,552	(17,862,221)	40,722,331
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds’ investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund’s assets and will pay EIP for its services as the Funds’ sub-advisor. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
In addition, the Funds incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents a Fund’s total annual operating expenses.
EIP receives a sub-advisory fee for EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund’s average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN and EIPX from First Trust equal to 50% of the monthly investment management fee paid to First Trust less one-half of the Fund’s expenses, for which EIP is responsible. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust North American Energy Infrastructure Fund	$605,729,052	$667,442,688
First Trust EIP Carbon Impact ETF	5,937,955	4,108,699

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
	Purchases	Sales
FT Energy Income Partners Strategy ETF	$64,372,994	$73,089,050
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust North American Energy Infrastructure Fund	$206,537,057	$48,189,798
First Trust EIP Carbon Impact ETF	—	1,538,617
FT Energy Income Partners Strategy ETF	39,910,958	6,437,268
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
At a meeting held on or about June 9, 2025, the Board of Directors for ECLN approved a change in the Fund’s name and investment policy. Effective on or about but not before September 3, 2025, the Fund’s name will change to “First Trust EIP Power Solutions ETF,” and the Fund’s ticker will change to “FPWR.”
In connection with the change to the Fund’s name, the Fund’s non-fundamental investment policy to invest at least 80% of its net assets (including investment borrowings) in the equity securities of companies identified by EIP as having or seeking to have a positive carbon impact will be revised as follows:
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies identified by EIP as Power Solutions Companies.
For purposes of the revised policy, “Power Solutions Companies” are companies in the Global Industry Classification Standard (“GICS”) Industrials sector - Electrical Equipment Industry, companies in the GICS Utility sector (excluding water utilities), companies in the GICS Energy sector, and companies in any other GICS sectors that derive at least 50% of their revenues or profits from electric generation, transmission, distribution, grid solutions, storage and system reliability support (collectively, “power-related activities”), nuclear power life-extension and small modular reactors (SMR), exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), electricity, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, or carbon, carbon dioxide and fugitive methane mitigation and management. Power Solutions Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy and utility-related activities, all of which are selected by EIP. Power Solutions Companies may include MLPs and MLP affiliates.
In connection with the changes described above, the Fund’s principal investment strategies will be further revised to reflect the Fund’s updated investment philosophy and EIP’s process for selecting investments for the Fund, including: (i) the expansion of the universe of eligible companies to include contracted developers and/or owners of nuclear energy systems, and (ii) a focus on companies with a strategic connection to (x) the generation or transmission of electric power, or (y) making the electric power system safer, cleaner, more reliable, or lower in cost.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust Senior Loan Fund (FTSL)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2025

First Trust Senior Loan Fund (FTSL)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Senior Loan Fund (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 86.0%
	Advertising — 0.2%
$5,608,035	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/20/32	$5,404,744
	Aerospace & Defense — 1.1%
2,603,737	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	07/01/31	2,581,123
4,041,076	Signia Aerospace LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	12/11/31	4,008,243
5,390,951	Spirit Aerosystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.78%	01/15/27	5,400,520
2,890,533	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B1, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	10/31/31	2,878,422
1,099,467	Standard Aero Ltd. (Dynasty Acq. Co.), Term Loan B2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	10/31/31	1,094,860
2,484,262	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.04%	08/24/28	2,483,952
7,695,034	TransDigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	03/22/30	7,688,146
				26,135,266
	Alternative Carriers — 0.8%
19,523,992	Level 3 Financing, Inc., Term B-3 Refinancing Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	03/31/32	19,511,789
	Apparel Retail — 0.4%
4,832,223	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	12/21/28	4,751,598
3,529,859	Hanesbrands, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	03/08/32	3,507,797
				8,259,395
	Application Software — 11.1%
2,929,884	Applied Systems, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	02/24/31	2,928,053
2,918,145	CCC Intelligent Solutions, Inc., 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.32%	01/23/32	2,918,145
3,425,956	Clearwater Analytics LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.52%	04/21/32	3,417,392
21,695,750	Cloud Software Group, Inc. (a.k.a. Citrix Software, Inc. or Tibco), Term Loan B-1, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.80%	03/29/29	21,466,426
5,618,212	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.06%	09/30/28	5,615,880
4,377,787	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.46%	10/09/32	4,195,146
19,747,157	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.46%	10/09/31	19,655,333
6,564,087	Ellucian Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/07/29	6,546,495
2,627,089	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	11/25/31	2,622,715
16,850,241	Epicor Software Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	7.07%	05/30/31	16,790,928
12,268,792	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	12,121,812
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$2,690,999	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	10/31/31	$2,690,999
3,038,945	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%-9.31%	10/31/31	3,038,945
11,845,972	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	11,238,866
14,373,028	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.18%	04/30/28	13,075,862
12,809,959	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.18%	04/30/28	5,289,424
18,234,237	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	03/01/29	17,189,598
11,083,145	NCR Digital Banking (Dragon Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	09/30/31	11,033,271
9,283,901	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Incr Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/28/30	9,257,488
891,018	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	11/21/32	857,048
11,797,619	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/28/30	11,764,055
856,947	RealPage, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.56%	04/24/28	849,890
5,603,000	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.26%	04/30/32	5,422,667
13,669,625	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.29%	06/04/28	13,214,699
364,170	Tenable, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.19%	07/07/28	364,170
37,771,367	Ultimate Software Group (UKG, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	02/10/31	37,685,626
19,673,856	Veeam Software Holdings Limited (VS Buyer LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.02%	04/14/31	19,612,473
				260,863,406
	Asset Management & Custody Banks — 1.9%
6,144,470	Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.74%	10/31/31	6,161,767
13,659,852	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	08/02/28	13,608,628
1,750,927	Assetmark Financial Holdings (GTCR Everest Borrower LLC), Initial Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	09/05/31	1,742,855
11,067,237	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	04/07/28	11,040,177
10,710,985	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/06/28	10,490,071
2,318,660	Jump Financial LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.55%	02/28/32	2,315,762
				45,359,260
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Parts & Equipment — 0.9%
$17,521,604	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/32	$17,207,704
4,982,513	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	05/06/30	4,898,433
				22,106,137
	Automotive Retail — 1.6%
8,558,363	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.82%	02/19/30	8,569,061
1,173,224	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	04/23/31	1,166,261
10,021,741	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	04/23/31	9,962,262
19,065,460	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	05/04/28	18,859,362
				38,556,946
	Broadline Retail — 0.2%
3,541,359	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	07/01/31	3,531,408
	Building Products — 0.9%
7,419,417	Miter Brands Acq. Holdco, Inc. (MIWD), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	03/28/31	7,318,662
3,585,840	TAMKO Building Products, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/20/30	3,582,846
10,866,183	TAMKO Building Products, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.03%-7.07%	09/20/30	10,857,110
				21,758,618
	Cable & Satellite — 0.7%
10,198,104	Charter Communications Operating LLC, Term Loan B4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.30%	12/07/30	10,158,433
7,186,683	Charter Communications Operating LLC, Term Loan B-5, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	12/15/31	7,170,082
				17,328,515
	Casinos & Gaming — 1.1%
4,279,278	Caesars Entertainment, Inc., 2031 Maturity Term Loan B1, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.56%	02/06/31	4,220,437
10,812,702	Flutter Entertainment PLC (Flutter Treasury DAC), Refi Term Loan, 3 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.05%	11/29/30	10,674,191
6,406,557	Golden Nugget, Inc. (Fertitta Entertainment LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	01/27/29	6,256,419
488,812	Light & Wonder International, Inc. (FKA Scientific Games International, Inc.), 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.57%	04/16/29	489,018
2,992,481	Scientific Games Holdings, L.P. (Scientific Games Lottery), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.28%	04/04/29	2,970,038
				24,610,103
	Commercial Printing — 0.8%
20,731,030	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.42%	10/29/28	17,956,181
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Commodity Chemicals — 0.6%
$14,482,857	Charter Next Generation, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	7.07%	12/01/30	$14,457,512
	Construction & Engineering — 0.2%
4,444,844	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	11/01/31	4,420,775
	Construction Materials — 0.7%
577,105	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.29%	03/07/32	577,826
8,677,500	Quikrete Holdings, Inc., 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	02/10/32	8,518,225
6,347,416	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	03/18/29	6,259,822
				15,355,873
	Consumer Electronics — 0.0%
859,269	Minimax Viking GmbH (MX Holdings/Igloo Holdings), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	03/17/32	857,120
	Consumer Finance — 0.8%
18,293,074	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/19/31	18,199,962
	Data Processing & Outsourced Services — 0.9%
17,249,500	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	17,008,266
4,029,623	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.19%	06/28/28	3,998,393
				21,006,659
	Diversified Financial Services — 0.7%
15,742,193	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.97%	11/19/31	15,732,354
	Diversified Metals & Mining — 0.5%
11,748,165	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.28%	01/31/29	11,655,355
	Diversified Support Services — 0.7%
15,746,958	First Advantage Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/31/31	15,658,381
831,250	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	02/22/31	813,931
				16,472,312
	Electric Utilities — 0.0%
498,747	Lightning Power LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	08/18/31	498,358
	Electronic Equipment & Instruments — 1.0%
13,401,351	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	11/03/28	13,262,379
11,336,441	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.21%	08/21/28	10,105,927
				23,368,306
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Environmental & Facilities Services — 0.4%
$6,114,769	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.17%	05/14/28	$6,115,930
2,197,757	Anticimex Global AB, Facility B6, Daily SOFR + CSA + 3.50%, 0.50% Floor	7.69%-7.85%	11/16/28	2,195,691
				8,311,621
	Health Care Facilities — 2.8%
13,993,905	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	08/24/28	14,006,990
1,758,799	Ceva Sante (Financiere Mendel), USD Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	11/13/30	1,756,601
4,377,273	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	07/26/31	4,349,915
3,863,893	Hanger, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	10/23/31	3,863,216
15,788,692	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	15,696,565
27,077,375	Southern Veterinary Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.53%	12/04/31	27,026,740
				66,700,027
	Health Care Services — 2.8%
8,777,781	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.28%	08/01/29	8,781,379
11,970,511	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	11/01/28	11,939,747
17,515,000	Opella Healthcare Group (Opal U.S. LLC), Facility B2 (USD), 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	03/31/32	17,394,672
7,138,785	Pacific Dental Services LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%-7.08%	03/17/31	7,085,816
12,343,929	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	11/19/31	12,230,427
1,410,761	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	04/18/31	1,408,998
6,353,943	Surgery Centers Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	12/19/30	6,344,031
				65,185,070
	Health Care Supplies — 0.9%
16,157,969	Medline Borrower, L.P. (Mozart), Combined Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.57%	10/23/28	16,067,888
4,418,313	Performance Health, Inc., Term Loan B, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.95%	03/19/32	4,385,176
				20,453,064
	Health Care Technology — 5.5%
36,605,941	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	02/15/29	36,360,132
8,107,813	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	8,047,045
2,769,342	Cotiviti, Inc. (Verscend), Incremental Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	03/28/32	2,715,105
21,415,504	Cotiviti, Inc. (Verscend), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	05/01/31	21,027,348
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$32,753,886	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.44%	03/10/28	$32,677,897
1,741,545	PointClickCare Technologies, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.55%	10/31/31	1,741,005
25,092,012	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/22/29	25,029,282
8,066	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B6, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.05%	02/28/29	7,992
1,596,970	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B6, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.88%-7.93%	02/28/29	1,582,334
				129,188,140
	Home Furnishings — 0.2%
3,998,135	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	3,758,247
	Hotels, Resorts & Cruise Lines — 0.1%
1,734,705	Alterra Mountain Co., Term Loan B-6, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	08/17/28	1,736,874
	Human Resource & Employment Services — 0.6%
8,510,327	Alight, Inc. (fka Tempo Acq.), Refi Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.07%	08/31/28	8,455,138
5,280,717	HireRight (Genuine Financial Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	09/27/30	5,165,201
				13,620,339
	Independent Power Producers & Energy Traders — 0.5%
6,387,057	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	07/31/30	6,376,391
4,356,459	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	04/15/32	4,366,435
1,743,484	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	12/15/31	1,740,842
				12,483,668
	Industrial Machinery & Supplies & Components — 2.5%
20,013,887	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/21/28	20,019,291
8,270,665	Madison IAQ LLC, 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.76%	06/21/28	8,207,105
1,755,491	nVent Thermal Management (BCP VI Summit), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	01/31/32	1,752,200
18,364,500	Pro Mach Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 1.00% Floor	7.07%	08/31/28	18,279,105
7,658	Service Logic Acq, Inc. (MSHC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.32%	10/29/27	7,649
3,048,016	Service Logic Acq, Inc. (MSHC), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.28%	10/29/27	3,044,221
3,978,962	SPX Flow, Inc., Dec. 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	04/05/29	3,966,945
4,233,109	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.24%	04/30/30	4,221,743
				59,498,259
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers — 12.9%
$39,830,373	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/16/27	$39,793,132
3,687,358	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	11/06/30	3,652,808
8,743,130	Alliant Holdings I LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/19/31	8,692,595
12,329,429	AmWins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	6.57%	01/30/32	12,282,269
663,980	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	02/15/31	651,533
11,204,229	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.03%-7.04%	02/15/31	10,994,205
29,503,907	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	02/14/31	29,539,311
26,502,176	Baldwin Insurance Group Holdings LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	05/24/31	26,347,536
15,770,091	BroadStreet Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	06/16/31	15,715,605
6,796,220	Goosehead Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.79%	01/08/32	6,796,220
20,457,404	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.77%	06/20/30	20,349,798
871,189	Hyperion Insurance Group Ltd. (aka - Howden Group), 2031 Maturity Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	02/21/31	867,377
33,216,153	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	33,286,738
12,866,953	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	11/01/28	12,838,839
9,052,300	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	8,893,930
12,373,553	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	12,203,416
20,731,095	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	09/13/31	20,685,798
10,696,341	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	10,692,330
1,468,695	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	05/06/31	1,454,625
26,658,926	USI, Inc., 2029 Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	11/21/29	26,528,031
				302,266,096
	Integrated Telecommunication Services — 0.1%
3,577,914	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.69%	09/25/26	3,154,521
	Interactive Media & Services — 1.2%
8,890,774	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3, Fixed Rate at 9.50%	9.50%	10/29/29	8,685,175
19,642,687	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.95%	10/26/29	19,070,594
				27,755,769
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Internet Services & Infrastructure — 1.8%
$12,271,746	Go Daddy Operating Co. LLC, Term Loan B-8, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	11/13/29	$12,245,792
29,076,204	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	07/31/31	28,974,001
				41,219,793
	Investment Banking & Brokerage — 0.1%
2,992,188	Jane Street Group LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	12/13/31	2,955,219
	IT Consulting & Other Services — 2.1%
997,500	CACI International, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	10/31/31	994,383
25,248,409	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	23,556,008
23,779,890	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/30/28	23,779,889
				48,330,280
	Leisure Facilities — 0.1%
422,008	Bowlero (Kingpin Intermediate Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	02/08/28	414,622
1,738,974	Life Time Fitness, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.78%	11/05/31	1,730,931
500,000	Six Flags Entertainment Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/01/31	496,875
				2,642,428
	Leisure Products — 0.1%
1,995,000	SRAM LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	02/28/32	1,940,137
	Life Sciences Tools & Services — 1.1%
14,230,774	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	11/15/28	14,167,661
11,826,032	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	11,463,919
882,064	WCG Intermediate Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	02/28/32	872,462
				26,504,042
	Managed Health Care — 0.1%
1,771,335	MedRisk (Bella Holding Co., LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.57%	05/10/28	1,768,138
	Metal, Glass & Plastic Containers — 1.9%
7,839,831	Magnera Corp. (Treasure Escrow/Glatfelter), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.56%	11/04/31	7,528,708
17,225,383	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.26%-8.32%	09/15/28	16,997,146
7,760,110	Tekni-Plex (Trident TPI Holdings, Inc.), Term Loan B7, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	09/18/28	7,521,137
13,093,742	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.69%	03/03/28	12,932,623
				44,979,614
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment — 0.1%
$2,481,767	TKO Group Holdings, Inc. (UFC), Term Loan B-4, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	11/21/31	$2,482,152
	Other Specialty Retail — 0.9%
2,564,140	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.57%	01/23/32	2,513,498
9,359,658	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	8,194,662
11,479,328	Petsmart, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.17%	02/12/28	11,347,775
				22,055,935
	Packaged Foods & Meats — 2.3%
5,385,541	Froneri International Ltd., USD Term Loan B4, 6 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.24%	09/30/31	5,354,358
2,659,720	Newly Weds Foods LLC (Red SPV LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	03/15/32	2,649,746
10,394,424	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.54%	11/08/29	10,394,424
3,923,492	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	02/19/32	3,914,291
15,052,160	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	02/12/31	14,947,096
1,020,408	Simply Good Foods (Atkins Nutritionals, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.32%	03/17/27	1,024,714
16,363,843	Utz Quality Foods LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	16,316,797
				54,601,426
	Paper & Plastic Packaging Products & Materials — 1.2%
19,638,825	Graham Packaging Co., L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	08/04/27	19,633,719
8,495,953	Novolex (Clydesdale Acq. Holdings, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.55%	03/31/32	8,437,586
				28,071,305
	Pharmaceuticals — 0.3%
7,107,576	Dechra Finance US LLC, USD Facility B1, 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.51%	01/27/32	7,052,066
	Research & Consulting Services — 3.9%
2,615,891	Acuren Holdings, Inc. (Acuren Delaware), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	07/30/31	2,615,485
6,873,324	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.55%	12/20/31	6,873,324
31,020,219	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/31	30,671,241
13,445,902	Dun & Bradstreet Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	01/18/29	13,420,691
3,048,825	Eisner Advisory Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	02/28/31	3,045,014
16,603,797	Grant Thornton Advisors LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	05/30/31	16,500,023
3,668,784	J.D. Power (Project Boost Purchaser LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	07/16/31	3,642,791
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services (Continued)
$9,718,858	Ryan LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	11/14/30	$9,707,925
6,219,132	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.30%	08/12/30	6,213,970
				92,690,464
	Restaurants — 3.8%
14,298,641	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), 2024 Refi Term Loan B-6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	09/23/30	14,185,825
44,219,355	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	43,946,522
32,227,414	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	08/03/28	32,087,708
				90,220,055
	Security & Alarm Services — 0.4%
8,585,051	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	02/01/29	8,524,955
	Soft Drinks & Non-Alcoholic Beverages — 0.7%
7,987,088	Celsius Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.55%	03/31/32	7,950,467
8,436,480	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.55%	03/31/28	8,382,697
				16,333,164
	Specialized Consumer Services — 1.6%
9,334,812	Belron Finance US LLC, 2031 USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.05%	10/16/31	9,324,450
9,671,095	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/30/31	9,552,914
19,067,229	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	03/27/31	18,963,027
				37,840,391
	Specialized Finance — 0.2%
4,443,046	Berkeley Research Group Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.55%	03/31/32	4,395,150
	Systems Software — 2.7%
6,101,346	Gen Digital, Inc. (fka NortonLifeLock, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.07%	09/12/29	6,058,972
15,929,347	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.79%	03/02/28	14,540,547
2,296,177	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.19%	03/02/29	2,012,990
3,539,818	Kaseya, Inc., Term Loan (First Lien), 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	03/20/32	3,519,587
465,003	Kaseya, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.32%	03/20/33	455,898
33,642,069	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	33,480,251
976,937	Sophos Group PLC (Surf), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	7.93%	03/05/27	977,475
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$491,911	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/09/31	$491,924
2,469,649	SUSE (Marcel Bidco LLC), Term Loan B, Daily SOFR + 3.50%, 0.50% Floor	7.79%-7.93%	11/13/30	2,472,736
				64,010,380
	Trading Companies & Distributors — 2.0%
5,973,563	Aggreko Holdings, Inc. (Albion), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	08/02/29	5,979,179
944,794	American Builders & Contractors Supply Co., Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	01/31/31	945,658
4,704,680	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.27%	07/27/28	4,710,561
997,500	Core & Main, L.P. (fka - HD Supply Waterworks), Term Loan E, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.27%	02/10/31	997,919
6,975,400	QXO/Beacon Roofing (Queen Mergerco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.28%	04/30/32	6,976,655
15,841,119	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	15,738,469
2,660,689	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.05%	03/31/31	2,654,037
9,629,266	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/29/29	9,410,056
				47,412,534
	Transaction & Payment Processing Services — 0.3%
7,469,726	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.30%	01/31/31	7,463,489
	Total Senior Floating-Rate Loan Interests			2,021,011,166
	(Cost $2,045,846,476)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 6.7%
	Aerospace & Defense — 0.4%
6,898,000	TransDigm, Inc. (c)	6.38%	03/01/29	7,035,699
3,000,000	TransDigm, Inc. (c)	7.13%	12/01/31	3,121,911
				10,157,610
	Application Software — 0.0%
1,529,150	GoTo Group, Inc. (c)	5.50%	05/01/28	581,077
	Broadcasting — 0.4%
12,213,720	iHeartCommunications, Inc. (c)	7.75%	08/15/30	8,752,533
	Building Products — 0.1%
2,500,000	Builders FirstSource, Inc. (c)	6.38%	03/01/34	2,484,461
	Cable & Satellite — 0.8%
22,200,000	CSC Holdings LLC (c)	6.50%	02/01/29	18,175,679
	Electric Utilities — 0.2%
3,726,000	Lightning Power LLC (c)	7.25%	08/15/32	3,863,513
	Food Distributors — 0.1%
3,000,000	US Foods, Inc. (c)	7.25%	01/15/32	3,142,080
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers — 1.6%
$2,950,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (c)	7.00%	01/15/31	$2,996,897
7,805,000	AmWINS Group, Inc. (c)	6.38%	02/15/29	7,902,898
2,181,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	2,084,366
2,000,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (c)	7.13%	05/15/31	2,037,036
4,837,000	HUB International Ltd. (c)	7.25%	06/15/30	5,020,385
15,095,000	Panther Escrow Issuer LLC (c)	7.13%	06/01/31	15,477,507
2,932,000	Ryan Specialty LLC (c)	5.88%	08/01/32	2,898,508
				38,417,597
	Integrated Telecommunication Services — 0.1%
1,471,000	Radiate Holdco LLC / Radiate Finance, Inc. (c)	4.50%	09/15/26	1,270,782
	Internet Services & Infrastructure — 0.2%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	5.25%	12/01/27	757,068
3,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (c)	3.50%	03/01/29	3,265,020
				4,022,088
	Leisure Facilities — 0.1%
2,000,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (c)	6.63%	05/01/32	2,019,590
	Life Sciences Tools & Services — 0.0%
979,000	Star Parent, Inc. (c)	9.00%	10/01/30	991,796
	Managed Health Care — 0.0%
287,000	HealthEquity, Inc. (c)	4.50%	10/01/29	271,564
	Packaged Foods & Meats — 1.2%
3,000,000	Performance Food Group, Inc. (c)	6.13%	09/15/32	3,004,641
26,001,000	Post Holdings, Inc. (c)	6.25%	02/15/32	26,234,990
				29,239,631
	Real Estate Services — 0.1%
2,518,000	Cushman & Wakefield US Borrower LLC (c)	8.88%	09/01/31	2,696,307
	Systems Software — 0.7%
15,639,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	15,577,059
	Trading Companies & Distributors — 0.7%
5,085,000	American Builders & Contractors Supply Co., Inc. (c)	4.00%	01/15/28	4,912,665
12,000,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	12,164,364
				17,077,029
	Total Corporate Bonds and Notes			158,740,396
	(Cost $160,557,838)
FOREIGN CORPORATE BONDS AND NOTES — 2.5%
	Application Software — 0.7%
3,910,000	Open Text Corp. (c)	6.90%	12/01/27	4,025,089
12,478,000	Open Text Corp. (c)	3.88%	02/15/28	11,939,635
				15,964,724
	Casinos & Gaming — 0.1%
3,450,000	Flutter Treasury Designated Activity Co. (c)	6.38%	04/29/29	3,528,449
	Data Processing & Outsourced Services — 0.2%
4,795,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (c)	4.00%	06/15/29	4,489,942
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services — 0.4%
$1,323,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	$1,261,499
8,318,000	GFL Environmental, Inc. (c)	6.75%	01/15/31	8,656,965
				9,918,464
	Insurance Brokers — 0.2%
4,800,000	Ardonagh Finco Ltd. (c)	7.75%	02/15/31	4,890,764
	Restaurants — 0.7%
16,800,000	1011778 BC ULC / New Red Finance, Inc. (c)	4.00%	10/15/30	15,309,965
	Specialized Consumer Services — 0.2%
3,900,000	Belron UK Finance PLC (c)	5.75%	10/15/29	3,898,914
	Total Foreign Corporate Bonds and Notes			58,001,222
	(Cost $56,945,382)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
249,316	Akorn, Inc. (d) (e) (f)	9,973
	(Cost $2,858,880)
RIGHTS — 0.0%
	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 8.4%
197,528,796	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (j)	197,528,796
	(Cost $197,528,796)

	Total Investments — 103.6%	2,435,291,553
	(Cost $2,463,737,372)
	Net Other Assets and Liabilities — (3.6)%	(84,316,235)
	Net Assets — 100.0%	$2,350,975,318

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $216,741,618 or 9.2%
of net assets.

(d)	This issuer has filed for protection in bankruptcy court.
(e)	Non-income producing security.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$2,021,011,166	$—	$2,021,011,166	$—
Corporate Bonds and Notes*	158,740,396	—	158,740,396	—
Foreign Corporate Bonds and Notes*	58,001,222	—	58,001,222	—
Common Stocks*	9,973	—	9,973	—
Rights*	— **	—	—	— **
Money Market Funds	197,528,796	197,528,796	—	—
Total Investments	$2,435,291,553	$197,528,796	$2,237,762,757	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$2,435,291,553
Cash	635,745
Receivables:
Investment securities sold	43,402,287
Interest	9,052,465
Capital shares sold	2,281,429
Dividends	731,962
Total Assets	2,491,395,441

LIABILITIES:
Payables:
Investment securities purchased	138,762,532
Investment advisory fees	1,641,284
Unrealized depreciation on unfunded loan commitments	16,307
Total Liabilities	140,420,123
NET ASSETS	$2,350,975,318

NET ASSETS consist of:
Paid-in capital	$2,629,802,672
Par value	516,000
Accumulated distributable earnings (loss)	(279,343,354)
NET ASSETS	$2,350,975,318
NET ASSET VALUE, per share	$45.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	51,600,002
Investments, at cost	$2,463,737,372
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$81,919,926
Dividends	3,852,074
Total investment income	85,772,000

EXPENSES:
Investment advisory fees	9,689,489
Total expenses	9,689,489
NET INVESTMENT INCOME (LOSS)	76,082,511

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(3,672,149)
Net change in unrealized appreciation (depreciation) on:
Investments	(17,930,212)
Unfunded loan commitments	(20,777)
Net change in unrealized appreciation (depreciation)	(17,950,989)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(21,623,138)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,459,373
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$76,082,511	$172,006,736
Net realized gain (loss)	(3,672,149)	(19,464,345)
Net change in unrealized appreciation (depreciation)	(17,950,989)	46,425,996
Net increase (decrease) in net assets resulting from operations	54,459,373	198,968,387

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(80,349,503)	(170,578,684)
Return of capital	—	(482,823)
Total distributions to shareholders	(80,349,503)	(171,061,507)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	295,507,519	286,427,352
Cost of shares redeemed	(81,509,011)	(333,466,262)
Net increase (decrease) in net assets resulting from shareholder transactions	213,998,508	(47,038,910)
Total increase (decrease) in net assets	188,108,378	(19,132,030)

NET ASSETS:
Beginning of period	2,162,866,940	2,181,998,970
End of period	$2,350,975,318	$2,162,866,940

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	47,000,002	48,050,002
Shares sold	6,400,000	6,200,000
Shares redeemed	(1,800,000)	(7,250,000)
Shares outstanding, end of period	51,600,002	47,000,002
See Notes to Financial Statements

First Trust Senior Loan Fund (FTSL)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.02	$45.41	$44.76	$47.78	$45.85	$47.15
Income from investment operations:
Net investment income (loss)	1.52 (a)	3.56 (a)	3.32 (a)	1.89	1.54	1.67
Net realized and unrealized gain (loss)	(0.38)	0.59	0.73	(3.01)	1.92	(1.27)
Total from investment operations	1.14	4.15	4.05	(1.12)	3.46	0.40
Distributions paid to shareholders from:
Net investment income	(1.60)	(3.53)	(3.39)	(1.90)	(1.53)	(1.67)
Return of capital	—	(0.01)	(0.01)	—	—	(0.03)
Total distributions	(1.60)	(3.54)	(3.40)	(1.90)	(1.53)	(1.70)
Net asset value, end of period	$45.56	$46.02	$45.41	$44.76	$47.78	$45.85
Total return (b)	2.50%	9.42%	9.32%	(2.38)%	7.60%	0.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,350,975	$2,162,867	$2,181,999	$2,938,655	$2,866,652	$1,276,964
Ratio of total expenses to average net assets (c)	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (c)	6.67% (d)	7.73%	7.31%	4.07%	3.27%	3.63%
Portfolio turnover rate (e)	74%	125%	54%	63%	92%	76%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Senior Loan Fund (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTSL” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide high current income. The Fund’s secondary investment objective is the preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans (“Senior Loans”)(1).
A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the Secured Overnight Financing Rate (“SOFR”), a similar reference rate, or the prime rate offered by one or more major U.S. banks. When identifying prospective investment opportunities in Senior Loans, First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor, currently intends to invest primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Loans are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than the unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of April 30, 2025, the Fund had the following unfunded loan commitments:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan	$455,029	$456,881	$456,310	$(571)
AmSpec Parent LLC, Term Loan	1,057,435	1,062,263	1,057,434	(4,829)
Grant Thornton Advisors LLC, Term Loan	244,565	244,565	243,037	(1,528)
Hanger, Inc., Term Loan	497,497	495,383	497,410	2,027
Novolex (Clydesdale Acq. Holdings, Inc.), Term Loan	148,531	147,417	147,510	93
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	881,709	880,156	873,602	(6,554)
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	370,141	371,482	369,273	(2,209)
Signia Aerospace LLC, Term Loan	336,756	336,756	334,020	(2,736)
		$3,994,903	$3,978,596	$(16,307)
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2025, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	249,316	$0.04	$2,858,880	$9,973	0.00%*

*	Amount is less than 0.01%.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$170,578,684
Capital gains	—
Return of capital	482,823

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(242,393,104)
Net unrealized appreciation (depreciation)	(11,060,120)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $242,393,104 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,463,737,372	$3,364,054	$(31,809,873)	$(28,445,819)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,815,526,612 and $1,642,789,473, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, has a $620 million Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
over the outstanding principal balance of the loans and an agency fee. Prior to February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Senior Loan Fund (FTSL)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2025

First Trust Tactical High Yield ETF (HYLS)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Tactical High Yield ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 72.6%
	Aerospace & Defense — 1.4%
$684,000	Amentum Holdings, Inc. (a)	7.25%	08/01/32	$696,407
1,035,000	Axon Enterprise, Inc. (a)	6.13%	03/15/30	1,055,601
690,000	Axon Enterprise, Inc. (a)	6.25%	03/15/33	704,992
342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	330,026
9,399,000	TransDigm, Inc. (a)	6.75%	08/15/28	9,599,612
3,354,000	TransDigm, Inc. (a)	6.38%	03/01/29	3,420,953
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,057,253
1,663,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,660,999
				22,525,843
	Alternative Carriers — 0.8%
11,791,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	13,191,181
	Apparel Retail — 0.6%
6,747,000	Nordstrom, Inc.	4.00%	03/15/27	6,477,506
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,556,387
				9,033,893
	Application Software — 3.6%
3,299,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	3,303,318
6,648,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	6,704,705
4,158,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	4,340,528
2,140,000	Ellucian Holdings, Inc. (a)	6.50%	12/01/29	2,143,244
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	2,140,521
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	10,377,863
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	3,123,228
8,984,000	RingCentral, Inc. (a)	8.50%	08/15/30	9,454,977
16,664,000	UKG, Inc. (a)	6.88%	02/01/31	17,159,821
				58,748,205
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,524,156
	Automotive Retail — 0.1%
1,365,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	1,260,766
	Broadcasting — 3.1%
23,148,800	iHeartCommunications, Inc. (a)	10.88%	05/01/30	9,780,368
9,266,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	9,187,528
13,895,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	13,026,562
857,000	Sirius XM Radio LLC (a)	5.50%	07/01/29	835,486
4,000,000	Sirius XM Radio LLC (a)	4.13%	07/01/30	3,582,587
15,574,000	TEGNA, Inc.	4.63%	03/15/28	14,938,950
				51,351,481
	Building Products — 2.2%
5,336,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	5,423,617
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	100,932
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	90,154
9,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	9,852,379
5,393,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	5,400,248
6,557,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	6,644,494
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,382,762
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,396,858
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,326,579
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	$884,008
3,750,000	TopBuild Corp. (a)	3.63%	03/15/29	3,489,526
				36,991,557
	Cable & Satellite — 2.0%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,352,402
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,412,380
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	8,018,904
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	889,134
5,800,000	CSC Holdings LLC (a)	6.50%	02/01/29	4,748,601
18,851,000	CSC Holdings LLC (a)	4.50%	11/15/31	12,837,619
				32,259,040
	Casinos & Gaming — 2.2%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	490,672
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,657,604
482,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	483,837
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	5,232,642
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	177,198
6,201,000	Caesars Entertainment, Inc. (a)	6.00%	10/15/32	5,849,830
179,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	175,232
8,292,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	7,263,774
2,587,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,659,981
5,026,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	4,789,656
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,769,068
				36,549,494
	Commercial Printing — 0.5%
1,388,000	LABL, Inc. (a)	9.50%	11/01/28	1,214,488
8,817,000	LABL, Inc. (a)	8.63%	10/01/31	7,218,125
				8,432,613
	Communications Equipment — 0.0%
500,000	Ciena Corp. (a)	4.00%	01/31/30	463,578
	Construction & Engineering — 0.8%
8,615,000	Pike Corp. (a)	5.50%	09/01/28	8,468,737
3,365,000	Pike Corp. (a)	8.63%	01/31/31	3,534,374
697,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	710,351
				12,713,462
	Construction Materials — 0.8%
12,509,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	12,566,740
	Consumer Finance — 0.9%
1,381,000	EZCORP, Inc. (a)	7.38%	04/01/32	1,449,208
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,911,444
9,796,000	FirstCash, Inc. (a)	6.88%	03/01/32	10,034,744
				14,395,396
	Diversified Metals & Mining — 0.1%
1,373,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	1,316,709
700,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	680,710
				1,997,419
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Support Services — 0.4%
$1,945,000	RB Global Holdings, Inc. (a)	6.75%	03/15/28	$1,985,567
4,522,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	4,746,897
				6,732,464
	Electric Utilities — 1.6%
16,218,000	Lightning Power LLC (a)	7.25%	08/15/32	16,816,547
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,001,066
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,163,976
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,437,893
				26,419,482
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	584,015
	Environmental & Facilities Services — 0.8%
1,959,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	2,002,873
1,373,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	9.75%	07/15/27	1,379,097
8,590,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	8,785,689
1,312,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	1,348,143
				13,515,802
	Fertilizers & Agricultural Chemicals — 0.3%
3,894,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	3,636,433
2,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	1,753,933
				5,390,366
	Food Distributors — 1.2%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,358,711
8,582,000	US Foods, Inc. (a)	7.25%	01/15/32	8,988,443
9,700,000	US Foods, Inc. (a)	5.75%	04/15/33	9,525,476
				19,872,630
	Health Care Equipment — 0.0%
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	287,478
	Health Care Facilities — 2.1%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	979,816
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,221,025
1,608,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	1,487,808
657,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	673,455
4,000,000	HCA, Inc.	5.50%	06/15/47	3,635,558
7,000,000	HCA, Inc.	5.25%	06/15/49	6,078,716
17,799,000	Select Medical Corp. (a)	6.25%	12/01/32	17,685,328
3,197,000	Tenet Healthcare Corp.	6.13%	10/01/28	3,191,672
				34,953,378
	Health Care Services — 1.0%
8,683,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	8,490,630
100,000	Service Corp. International	3.38%	08/15/30	89,627
8,661,000	Service Corp. International	5.75%	10/15/32	8,561,310
				17,141,567
	Health Care Supplies — 1.3%
3,200,000	180 Medical, Inc. (a)	3.88%	10/15/29	3,000,347
8,780,000	Medline Borrower, L.P. (a) (b)	3.88%	04/01/29	8,198,977
10,253,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	9,746,682
				20,946,006
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Technology — 1.0%
$17,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	$16,956,611
	Hotels, Resorts & Cruise Lines — 0.4%
5,957,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	6,038,259
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	683,496
				6,721,755
	Household Products — 0.9%
5,613,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	5,645,106
9,851,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	9,204,359
				14,849,465
	Housewares & Specialties — 0.3%
5,449,000	Newell Brands, Inc.	6.63%	05/15/32	4,898,543
	Human Resource & Employment Services — 0.9%
8,537,000	TriNet Group, Inc. (a)	7.13%	08/15/31	8,696,659
7,508,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	6,271,845
				14,968,504
	Independent Power Producers & Energy Traders — 0.5%
7,570,000	Calpine Corp. (a)	5.13%	03/15/28	7,504,773
	Industrial Conglomerates — 0.2%
2,569,000	Hillenbrand, Inc.	6.25%	02/15/29	2,557,200
	Industrial Machinery & Supplies & Components — 0.3%
1,189,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	1,207,262
1,679,000	Gates Corp. (a)	6.88%	07/01/29	1,705,661
2,705,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	2,730,854
				5,643,777
	Insurance Brokers — 13.6%
3,000,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	2,844,981
19,370,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	19,748,800
13,365,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	10/15/27	13,282,879
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	04/15/28	17,551,818
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,729,653
4,657,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	4,653,273
1,331,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	1,346,722
10,017,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	10,142,643
17,006,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	16,252,507
7,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	6,719,757
3,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	3,264,895
3,287,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	3,171,942
14,817,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	14,781,819
4,224,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	4,494,045
19,730,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	20,095,360
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	7,848,924
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	8,049,695
15,950,000	HUB International Ltd. (a)	7.25%	06/15/30	16,554,712
9,750,000	HUB International Ltd. (a)	7.38%	01/31/32	10,050,952
21,394,000	Panther Escrow Issuer LLC (a) (b)	7.13%	06/01/31	21,936,124
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers (Continued)
$9,355,000	Ryan Specialty LLC (a)	4.38%	02/01/30	$8,885,566
8,152,000	Ryan Specialty LLC (a)	5.88%	08/01/32	8,058,879
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,068,078
				223,534,024
	Integrated Telecommunication Services — 0.2%
3,441,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	2,972,646
	Interactive Media & Services — 0.9%
6,913,000	Cars.com, Inc. (a)	6.38%	11/01/28	6,797,628
6,797,000	Snap, Inc. (a)	6.88%	03/01/33	6,794,148
1,356,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (a)	3.88%	02/01/29	1,247,416
				14,839,192
	Internet Services & Infrastructure — 1.0%
3,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	3,472,788
14,280,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	13,321,282
				16,794,070
	Investment Banking & Brokerage — 0.2%
699,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	687,655
2,056,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	2,067,227
				2,754,882
	IT Consulting & Other Services — 0.0%
250,000	Gartner, Inc. (a)	4.50%	07/01/28	246,634
250,000	Gartner, Inc. (a)	3.75%	10/01/30	230,369
				477,003
	Leisure Facilities — 0.7%
2,031,000	Life Time, Inc. (a)	6.00%	11/15/31	2,026,298
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	682,195
3,352,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	3,400,729
850,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.	5.38%	04/15/27	846,552
250,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.	5.25%	07/15/29	237,948
4,671,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (a)	6.63%	05/01/32	4,716,752
				11,910,474
	Leisure Products — 0.3%
2,947,000	Acushnet Co. (a)	7.38%	10/15/28	3,052,765
1,299,000	Amer Sports Co. (a)	6.75%	02/16/31	1,315,604
				4,368,369
	Life Sciences Tools & Services — 1.6%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,559,558
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	904,183
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	916,468
4,291,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	3,776,907
3,672,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	3,191,071
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	795,455
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,268,864
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Life Sciences Tools & Services (Continued)
$5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	$6,080,422
3,372,000	Star Parent, Inc. (a)	9.00%	10/01/30	3,416,075
				26,909,003
	Managed Health Care — 0.9%
6,885,000	HealthEquity, Inc. (a)	4.50%	10/01/29	6,514,711
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,917,145
4,739,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	4,179,048
1,824,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	1,811,480
				15,422,384
	Metal, Glass & Plastic Containers — 1.4%
697,000	Ball Corp.	6.88%	03/15/28	714,505
8,648,000	Ball Corp.	2.88%	08/15/30	7,664,230
4,250,000	Ball Corp.	3.13%	09/15/31	3,715,980
175,000	Crown Americas LLC	5.25%	04/01/30	174,797
3,674,000	Magnera Corp. (a)	7.25%	11/15/31	3,477,845
3,422,000	Owens-Brockway Glass Container, Inc. (a)	7.25%	05/15/31	3,402,484
1,350,000	Owens-Brockway Glass Container, Inc. (a)	7.38%	06/01/32	1,319,038
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,115,279
				22,584,158
	Office Services & Supplies — 0.4%
6,289,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	6,383,632
	Oil & Gas Refining & Marketing — 1.1%
15,500,000	Venture Global LNG, Inc. (a) (c)	9.00%	(d)	13,337,051
2,357,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	2,275,179
2,020,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,052,298
				17,664,528
	Oil & Gas Storage & Transportation — 0.1%
720,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	732,445
343,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	352,166
686,000	Venture Global Plaquemines LNG LLC (a)	7.75%	05/01/35	705,011
				1,789,622
	Other Specialty Retail — 0.1%
2,000,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	7.75%	02/15/29	1,865,751
	Packaged Foods & Meats — 3.6%
6,292,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	6,534,710
6,489,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	6,805,721
5,179,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	5,428,276
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,852,266
5,707,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	5,234,048
8,398,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	8,410,992
15,834,000	Post Holdings, Inc. (a)	6.25%	02/15/32	15,976,495
6,647,000	Post Holdings, Inc. (a)	6.38%	03/01/33	6,588,893
2,000,000	Post Holdings, Inc. (a)	6.25%	10/15/34	1,988,398
				58,819,799
	Paper & Plastic Packaging Products & Materials — 3.1%
3,439,000	Clydesdale Acquisition Holdings, Inc. (a)	6.75%	04/15/32	3,519,188
32,166,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	31,488,227
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,889,208
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	$930,729
2,353,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	2,164,929
4,955,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	4,985,578
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,396,163
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,370,405
2,251,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	2,346,893
				51,091,320
	Passenger Ground Transportation — 0.1%
1,352,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	1,350,317
	Personal Care Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	248,482
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	677,761
				926,243
	Rail Transportation — 0.3%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,309,637
	Real Estate Services — 0.1%
1,771,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	09/01/31	1,896,410
	Research & Consulting Services — 0.6%
2,027,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,914,594
8,413,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	7,658,917
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	659,332
				10,232,843
	Restaurants — 0.6%
1,182,000	Brinker International, Inc. (a)	8.25%	07/15/30	1,241,044
5,299,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	4,904,440
2,703,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	2,867,894
				9,013,378
	Security & Alarm Services — 0.8%
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	2,030,639
1,311,000	Brink’s (The) Co. (a)	6.50%	06/15/29	1,337,092
9,090,000	Brink’s (The) Co. (a)	6.75%	06/15/32	9,314,350
				12,682,081
	Specialized Consumer Services — 0.5%
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,039,159
7,625,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	7,863,807
				8,902,966
	Specialty Chemicals — 0.0%
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	463,644
250,000	HB Fuller Co.	4.25%	10/15/28	236,074
				699,718
	Systems Software — 2.6%
8,094,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,342,583
4,763,000	Gen Digital, Inc. (a)	6.25%	04/01/33	4,762,058
26,012,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	25,908,974
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,406,892
				42,420,507
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology Distributors — 0.0%
$750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	$699,315
	Trading Companies & Distributors — 4.7%
8,201,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	7,923,061
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	462,048
16,927,000	Beacon Roofing Supply, Inc. (a)	6.75%	04/30/32	17,013,098
1,366,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	1,392,026
3,613,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	3,571,601
3,906,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,865,914
6,506,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	6,434,869
127,000	United Rentals North America, Inc.	5.50%	05/15/27	126,858
26,195,000	United Rentals North America, Inc. (a) (b)	6.00%	12/15/29	26,553,793
7,533,000	Veritiv Operating Co. (a)	10.50%	11/30/30	7,878,004
2,050,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	2,075,750
				77,297,022
	Transaction & Payment Processing Services — 0.2%
1,362,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	1,438,539
1,842,000	WEX, Inc. (a)	6.50%	03/15/33	1,792,955
				3,231,494
	Total Corporate Bonds and Notes			1,194,791,428
	(Cost $1,210,789,931)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 15.2%
	Advertising — 0.2%
3,247,264	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/20/32	3,129,550
	Aerospace & Defense — 0.2%
3,764,779	Spirit Aerosystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.78%	01/15/27	3,771,461
	Application Software — 3.8%
13,137,173	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.46%	10/09/32	12,589,090
3,000,000	Ellucian Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/07/29	2,991,960
1,998,928	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	10/31/31	1,998,928
2,257,389	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%-9.31%	10/31/31	2,257,390
9,979,291	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	9,467,852
7,495,270	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.18%	04/30/28	6,818,822
6,209,162	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.18%	04/30/28	2,563,856
1,648,396	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	03/01/29	1,553,959
4,129,352	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	11/21/32	3,971,920
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$3,946,745	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.26%	04/30/32	$3,819,719
6,963,918	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.29%	06/04/28	6,732,158
7,955,240	Ultimate Software Group (UKG, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	02/10/31	7,937,182
				62,702,836
	Asset Management & Custody Banks — 0.5%
7,001,746	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/06/28	6,857,335
1,624,513	Jump Financial LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.55%	02/28/32	1,622,482
				8,479,817
	Data Processing & Outsourced Services — 0.3%
3,542,293	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	3,492,754
1,021,609	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.19%	06/28/28	1,013,692
				4,506,446
	Electronic Equipment & Instruments — 0.7%
5,679,066	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	11/03/28	5,620,175
6,128,611	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.21%	08/21/28	5,463,381
				11,083,556
	Health Care Facilities — 0.4%
7,551,837	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	7,507,772
	Health Care Technology — 1.6%
3,000,000	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	02/15/29	2,979,855
20,413,923	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	20,260,920
1,947,627	Cotiviti, Inc. (Verscend), Incremental Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	03/28/32	1,909,482
1,995,000	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.44%	03/10/28	1,990,372
342	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B6, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.05%	02/28/29	339
67,701	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B6, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.88%-7.93%	02/28/29	67,080
				27,208,048
	Home Furnishings — 0.1%
1,287,737	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	1,210,472
	Industrial Machinery & Supplies & Components — 0.3%
4,587,998	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/21/28	4,589,237
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers — 2.0%
$11,597,489	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/16/27	$11,586,646
7,854,294	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	7,870,985
11,306,250	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	11,108,447
2,493,130	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	2,492,195
				33,058,273
	Integrated Telecommunication Services — 0.1%
1,346,059	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.69%	09/25/26	1,186,773
	Interactive Media & Services — 0.9%
8,939,937	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3, Fixed Rate at 9.50%	9.50%	10/29/29	8,733,201
6,496,939	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.95%	10/26/29	6,307,716
				15,040,917
	IT Consulting & Other Services — 1.0%
18,332,669	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	17,103,831
	Life Sciences Tools & Services — 0.4%
6,550,376	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	6,349,803
	Metal, Glass & Plastic Containers — 0.7%
5,997,467	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.26%-8.32%	09/15/28	5,918,001
5,150,520	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.69%	03/03/28	5,087,143
				11,005,144
	Other Specialty Retail — 0.1%
1,122,963	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	983,188
	Pharmaceuticals — 0.1%
2,096,119	Dechra Finance US LLC, USD Facility B1, 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.51%	01/27/32	2,079,749
	Research & Consulting Services — 0.6%
2,311,807	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.55%	12/20/31	2,311,807
7,901,961	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/31	7,813,064
				10,124,871
	Restaurants — 0.4%
4,216,355	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	4,190,340
1,995,000	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	08/03/28	1,986,352
				6,176,692
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Security & Alarm Services — 0.1%
$1,990,000	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	02/01/29	$1,976,070
	Systems Software — 0.5%
2,000,000	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.79%	03/02/28	1,825,630
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.19%	03/02/29	3,398,580
329,989	Kaseya, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.32%	03/20/33	323,528
2,962,419	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	2,948,170
				8,495,908
	Trading Companies & Distributors — 0.2%
2,614,524	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	2,597,581
	Total Senior Floating-Rate Loan Interests			250,367,995
	(Cost $258,149,118)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 13.4%
	Aluminum — 0.1%
1,350,000	Novelis Corp. (a)	6.88%	01/30/30	1,370,888
	Application Software — 1.1%
715,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	644,167
5,077,000	Open Text Corp. (a)	6.90%	12/01/27	5,226,439
5,637,000	Open Text Corp. (a)	3.88%	02/15/28	5,393,791
8,077,000	Open Text Corp. (a)	3.88%	12/01/29	7,452,111
				18,716,508
	Automotive Parts & Equipment — 1.4%
19,208,000	Clarios Global, L.P. / Clarios US Finance Co. (a) (b)	8.50%	05/15/27	19,314,585
2,780,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	02/15/30	2,830,874
				22,145,459
	Building Products — 0.1%
2,000,000	Cemex S.A.B. de C.V. (a)	5.20%	09/17/30	1,942,016
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	219,514
	Casinos & Gaming — 0.0%
294,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	300,685
	Data Processing & Outsourced Services — 0.3%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	5,500,296
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	460,679
	Environmental & Facilities Services — 1.3%
9,173,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,746,586
3,814,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	3,704,418
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services (Continued)
$1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	$955,596
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,636,149
				22,042,749
	Health Care Services — 0.3%
5,241,000	Opal Bidco SAS (a)	6.50%	03/31/32	5,246,514
	Hotels, Resorts & Cruise Lines — 0.1%
2,000,000	Carnival Corp. (a)	6.13%	02/15/33	1,984,338
	Insurance Brokers — 2.7%
20,490,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	20,877,447
15,234,000	Ardonagh Group Finance Ltd. (a)	8.88%	02/15/32	15,551,666
2,558,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	2,629,734
539,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	547,456
3,917,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	4,135,408
681,000	Jones Deslauriers Insurance Management, Inc. (a)	10.50%	12/15/30	733,187
				44,474,898
	IT Consulting & Other Services — 0.8%
13,691,000	Elastic N.V. (a)	4.13%	07/15/29	12,938,740
	Metal, Glass & Plastic Containers — 1.6%
6,371,000	Canpack S.A. / Canpack US LLC (a)	3.88%	11/15/29	5,838,310
15,001,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	14,868,111
4,830,000	Trivium Packaging Finance B.V. (a)	8.50%	08/15/27	4,780,407
				25,486,828
	Research & Consulting Services — 0.1%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	763,350
	Restaurants — 2.0%
656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	667,155
34,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	4.00%	10/15/30	31,449,220
				32,116,375
	Security & Alarm Services — 0.5%
3,128,000	Garda World Security Corp. (a)	7.75%	02/15/28	3,231,606
342,000	Garda World Security Corp. (a)	8.25%	08/01/32	336,457
4,098,000	Garda World Security Corp. (a)	8.38%	11/15/32	4,046,401
				7,614,464
	Specialized Consumer Services — 0.4%
7,100,000	Belron UK Finance PLC (a)	5.75%	10/15/29	7,098,022
	Specialized Finance — 0.5%
8,098,000	Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	8,077,265
	Specialty Chemicals — 0.1%
1,350,000	Axalta Coating Systems Dutch Holding B B.V. (a)	7.25%	02/15/31	1,399,572
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	988,328
				2,387,900
	Total Foreign Corporate Bonds and Notes			220,887,488
	(Cost $219,424,900)

See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (g) (h) (i)	$10,398
	(Cost $2,979,179)
MONEY MARKET FUNDS — 0.6%
9,885,595	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (j)	9,885,595
	(Cost $9,885,595)

	Total Investments — 101.8%	1,675,942,904
	(Cost $1,701,228,723)
	Borrowings — (1.7)%	(28,000,000)
	Net Other Assets and Liabilities — (0.1)%	(1,896,131)
	Net Assets — 100.0%	$1,646,046,773

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $1,319,600,121 or
80.2% of net assets.

(b)	This security or a portion of this security is segregated as collateral for borrowings. At April 30, 2025, the segregated value of these securities amounts to $122,633,450.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Perpetual maturity.
(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Non-income producing security.
(i)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2F - Restricted Securities in the Notes to Financial Statements).

(j)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,194,791,428	$—	$1,194,791,428	$—
Senior Floating-Rate Loan Interests*	250,367,995	—	250,367,995	—
Foreign Corporate Bonds and Notes*	220,887,488	—	220,887,488	—
Common Stocks*	10,398	—	10,398	—
Money Market Funds	9,885,595	9,885,595	—	—
Total Investments	$1,675,942,904	$9,885,595	$1,666,057,309	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$1,675,942,904
Cash	149,431
Receivables:
Interest	23,778,044
Investment securities sold	5,579,116
Dividends	26,177
Total Assets	1,705,475,672

LIABILITIES:
Borrowings	28,000,000
Payables:
Investment securities purchased	30,128,356
Investment Advisory Fees	1,272,850
Margin interest expense	27,248
Unrealized depreciation on unfunded loan commitments	445
Total Liabilities	59,428,899
NET ASSETS	$1,646,046,773

NET ASSETS consist of:
Paid-in capital	$1,987,773,260
Par value	402,000
Accumulated distributable earnings (loss)	(342,128,487)
NET ASSETS	$1,646,046,773
NET ASSET VALUE, per share	$40.95
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	40,200,002
Investments, at cost	$1,701,228,723
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$57,677,693
Dividends	700,570
Total investment income	58,378,263

EXPENSES:
Investment advisory fees	7,784,768
Margin interest expense	58,150
Total expenses	7,842,918
NET INVESTMENT INCOME (LOSS)	50,535,345

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(19,252,658)
Net change in unrealized appreciation (depreciation) on:
Investments	(643,926)
Unfunded loan commitments	(445)
Net change in unrealized appreciation (depreciation)	(644,371)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,897,029)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,638,316
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$50,535,345	$90,462,320
Net realized gain (loss)	(19,252,658)	(51,520,807)
Net change in unrealized appreciation (depreciation)	(644,371)	159,889,459
Net increase (decrease) in net assets resulting from operations	30,638,316	198,830,972

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(51,175,878)	(93,034,630)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	140,633,430	189,824,523
Cost of shares redeemed	(89,286,966)	(54,897,698)
Net increase (decrease) in net assets resulting from shareholder transactions	51,346,464	134,926,825
Total increase (decrease) in net assets	30,808,902	240,723,167

NET ASSETS:
Beginning of period	1,615,237,871	1,374,514,704
End of period	$1,646,046,773	$1,615,237,871

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	39,000,002	35,800,002
Shares sold	3,400,000	4,550,000
Shares redeemed	(2,200,000)	(1,350,000)
Shares outstanding, end of period	40,200,002	39,000,002
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Statement of Cash Flows
For the Six Months Ended April 30, 2025  (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$30,638,316
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(877,411,699)
Sales, maturities and paydowns of investments	803,998,950
Net amortization/accretion of premiums/discounts on investments	(4,448,772)
Net realized gain/loss on investments	19,252,658
Net change in unrealized appreciation/depreciation on investments and unfunded loan commitments	644,371

Changes in assets and liabilities
Increase in interest receivable	(1,013,796)
Decrease in dividends receivable	269,057
Increase in margin interest expense payable	27,248
Decrease in investment advisory fees payable	(11,232)
Cash used in operating activities		$(28,054,899)

Cash flows from financing activities:
Proceeds from shares sold	140,633,430
Cost of shares redeemed	(89,286,966)
Distributions to shareholders from investment operations	(51,175,878)
Net proceeds from borrowings	28,000,000
Cash provided by financing activities		28,170,586
Increase in cash and restricted cash		115,687
Cash and restricted cash at beginning of period		33,744
Cash and restricted cash at end of period		$149,431

Supplemental disclosure of cash flow information:
Cash paid during the period for interest		$30,902

Cash and restricted cash reconciliation:
Cash	$149,431
Restricted Cash	—
Cash and restricted cash at end of period:		$149,431
See Notes to Financial Statements

First Trust Tactical High Yield ETF (HYLS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$41.42	$38.39	$39.47	$47.75	$47.00	$48.06
Income from investment operations:
Net investment income (loss)	1.26 (a)	2.52 (a)	2.36 (a)	2.63	2.47	2.33
Net realized and unrealized gain (loss)	(0.45)	3.11	(0.97)	(8.00)	0.91	(1.00)
Total from investment operations	0.81	5.63	1.39	(5.37)	3.38	1.33
Distributions paid to shareholders from:
Net investment income	(1.28)	(2.60)	(2.46)	(2.78)	(2.63)	(2.39)
Return of capital	—	—	(0.01)	(0.13)	—	—
Total distributions	(1.28)	(2.60)	(2.47)	(2.91)	(2.63)	(2.39)
Net asset value, end of period	$40.95	$41.42	$38.39	$39.47	$47.75	$47.00
Total return (b)	1.97%	14.91%	3.51%	(11.56)%	7.25%	2.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,646,047	$1,615,238	$1,374,515	$1,596,659	$2,306,440	$1,974,126
Ratio of total expenses to average net assets	0.96% (c)	1.05%	1.01%	1.27%	1.05%	1.01%
Ratio of net expenses to average net assets excluding interest expense	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	6.17% (c)	6.16%	5.96%	6.08%	5.11%	5.02%
Portfolio turnover rate (d)	30%	47%	29%	39%	50%	68%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Tactical High Yield ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “HYLS” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund’s advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than “BBB-” by S&P Global Ratings, or lower than “Baa3” by Moody’s Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as “junk” debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held no when-issued, delayed-delivery securities or forward purchase commitments.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. There were no short sales outstanding as of April 30, 2025.
The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker’s margin interest rate. At April 30, 2025, the Fund had $28,000,000 in borrowings, which approximates fair value, as shown in “Borrowings” on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy. The Fund is charged interest on debit margin balance at a rate equal to the Overnight Bank Funding Rate plus 75 basis points. Free Credit Interest Balances are charged at a rate equal to Overnight Bank Funding Rate less 40 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2025, the Fund had $28,000,000 in borrowings with an interest rate of 5.08%. For the six months ended April 30, 2025, the Fund had margin interest expense of $58,150, as shown on the Statement of Operations. For the six months ended April 30, 2025, the average margin balance and interest rates were $17,917,074 and 5.08%, respectively.
D. Swap Agreements
The Fund may enter into credit default swap contracts (“CDS”) for investment purposes or to manage credit risk. A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. Swap agreements may be privately negotiated in the over-the-counter market as a bilateral contract or centrally cleared.
A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value,” of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Cash deposited is segregated and included in “Cash segregated as collateral for open swap contracts” on the Statement of Assets and Liabilities. The daily change in valuation of centrally cleared swaps is included in “variation margin on swaps payable” in the Statement of Assets and Liabilities. Payments received from (paid to) the Counterparty, including at termination, are recorded as “net realized gain (loss) on swap contracts” on the Statement of Operations.
CDS contracts are marked to market daily based upon quotations from brokers, market makers or an independent pricing service and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a CDS contract sold by the Fund, payment of the

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received. The Fund held no swap contracts during the six months ended April 30, 2025.
E. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of April 30, 2025, the Fund had the following unfunded loan commitments:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent LLC, Term Loan	$355,663	$356,108	$355,663	$(445)
F. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2025, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.04	$2,979,179	$10,398	0.00%*

*	Amount is less than 0.01%.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$93,034,630
Capital gains	—
Return of capital	—
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(291,964,006)
Net unrealized appreciation (depreciation)	(29,626,919)
H. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $291,964,006 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,701,228,723	$14,614,829	$(39,900,648)	$(25,285,819)
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund’s short positions in securities.
J. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $603,666,203 and $483,736,981, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, has a $620 million Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding under the credit line during the six months ended April 30, 2025.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.

Notes to Financial Statements (Continued)
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Tactical High Yield ETF (HYLS)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2025

First Trust Enhanced Short Maturity ETF (FTSM)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Enhanced Short Maturity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 46.6%
	Aerospace/Defense — 0.8%
$21,049,000	BAE Systems Holdings, Inc. (a)	3.85%	12/15/25	$20,938,993
26,750,000	Howmet Aerospace, Inc.	5.90%	02/01/27	27,410,725
5,000,000	Northrop Grumman Corp.	3.20%	02/01/27	4,913,426
				53,263,144
	Auto Manufacturers — 0.8%
16,022,000	American Honda Finance Corp., SOFR + 0.71% (b)	5.09%	01/09/26	16,033,607
15,000,000	Toyota Motor Credit Corp., SOFR Compounded Index + 0.45% (b)	4.83%	04/10/26	14,985,888
15,000,000	Toyota Motor Credit Corp., SOFR + 0.47% (b)	4.85%	01/08/27	14,947,792
5,000,000	Volkswagen Group of America Finance LLC (a)	5.80%	09/12/25	5,012,038
				50,979,325
	Banks — 8.5%
15,000,000	Bank of America Corp. (c)	1.32%	06/19/26	14,930,212
4,300,000	Bank of America Corp. (c)	4.83%	07/22/26	4,301,186
20,000,000	Bank of America Corp. (c)	5.08%	01/20/27	20,082,340
20,530,000	Bank of America Corp. (c)	3.56%	04/23/27	20,329,811
7,000,000	Bank of America Corp. (c)	4.98%	01/24/29	7,094,371
25,000,000	Bank of America N.A.	5.65%	08/18/25	25,062,754
13,500,000	Bank of New York Mellon (The) (c)	5.15%	05/22/26	13,504,871
10,000,000	Bank of New York Mellon (The) (c)	4.59%	04/20/27	10,038,488
2,000,000	Bank of New York Mellon (The) (c)	4.73%	04/20/29	2,028,681
15,000,000	Bank of New York Mellon (The) Corp. (c)	4.41%	07/24/26	14,991,561
28,833,000	Bank of New York Mellon (The) Corp. (c)	4.95%	04/26/27	28,997,043
2,400,000	Fifth Third Bank N.A. (c)	4.97%	01/28/28	2,415,196
28,000,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	28,192,017
15,000,000	Goldman Sachs Bank USA, SOFR + 0.75% (b)	5.11%	05/21/27	14,971,927
10,000,000	Goldman Sachs Group (The), Inc. (c)	5.80%	08/10/26	10,023,825
15,000,000	Goldman Sachs Group (The), Inc. (c)	4.94%	04/23/28	15,140,928
15,687,000	Huntington National Bank (The) (c)	4.87%	04/12/28	15,767,219
14,631,000	JPMorgan Chase & Co. (c)	1.04%	02/04/27	14,256,509
20,000,000	JPMorgan Chase & Co. (c)	5.04%	01/23/28	20,198,849
15,000,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	15,344,079
7,500,000	JPMorgan Chase & Co. (c)	4.92%	01/24/29	7,607,641
9,144,000	Morgan Stanley (c)	1.59%	05/04/27	8,879,954
10,000,000	Morgan Stanley (c)	5.65%	04/13/28	10,213,338
21,500,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	21,527,382
15,000,000	Morgan Stanley Bank N.A. (c)	4.95%	01/14/28	15,125,821
4,000,000	Morgan Stanley Bank N.A. (c)	4.97%	07/14/28	4,041,539
6,667,000	Morgan Stanley Bank N.A. (c)	5.02%	01/12/29	6,768,677
9,000,000	PNC Bank N.A. (c)	4.78%	01/15/27	9,006,647
25,802,000	PNC Financial Services Group (The), Inc. (c)	5.81%	06/12/26	25,826,774
10,000,000	PNC Financial Services Group (The), Inc. (c)	5.10%	07/23/27	10,055,859
8,000,000	PNC Financial Services Group (The), Inc. (c)	5.30%	01/21/28	8,118,647
5,497,000	Santander Holdings USA, Inc. (c)	2.49%	01/06/28	5,277,925
18,000,000	State Street Corp. (c)	5.10%	05/18/26	18,002,898
20,000,000	State Street Corp., SOFR + 0.64% (b)	5.02%	10/22/27	19,933,008
8,000,000	State Street Corp. (c)	4.54%	04/24/28	8,058,834
19,296,000	Truist Financial Corp. (c)	4.26%	07/28/26	19,257,146
10,000,000	US Bancorp (c)	2.22%	01/27/28	9,621,274
15,000,000	Wells Fargo & Co. (c)	5.71%	04/22/28	15,338,192
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$15,000,000	Wells Fargo & Co., Series W (c)	4.90%	01/24/28	$15,104,510
18,250,000	Wells Fargo Bank N.A.	5.55%	08/01/25	18,280,451
15,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	15,045,454
				568,763,838
	Beverages — 1.6%
27,145,000	Constellation Brands, Inc.	4.40%	11/15/25	27,105,331
17,000,000	Constellation Brands, Inc.	5.00%	02/02/26	16,999,557
11,716,000	Constellation Brands, Inc.	4.35%	05/09/27	11,702,895
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	19,085,740
10,000,000	Keurig Dr Pepper, Inc. (b) (d)	0.00%	11/15/26	10,009,017
5,000,000	Keurig Dr Pepper, Inc. (d)	4.35%	05/15/28	5,010,575
16,554,000	Molson Coors Beverage Co.	3.00%	07/15/26	16,285,756
				106,198,871
	Biotechnology — 0.3%
7,000,000	Amgen, Inc.	5.51%	03/02/26	7,001,588
10,000,000	Amgen, Inc.	3.20%	11/02/27	9,762,193
				16,763,781
	Building Materials — 1.4%
15,019,000	CRH America Finance, Inc. (a)	3.40%	05/09/27	14,756,515
35,000,000	CRH America, Inc. (a)	3.88%	05/18/25	34,975,152
13,000,000	Holcim Finance U.S. LLC (a)	4.60%	04/07/27	13,048,928
9,999,000	Holcim Finance U.S. LLC (a)	4.70%	04/07/28	10,076,233
8,611,000	Martin Marietta Materials, Inc.	3.45%	06/01/27	8,445,579
15,000,000	Vulcan Materials Co.	3.90%	04/01/27	14,827,203
				96,129,610
	Commercial Services — 1.0%
25,000,000	Ashtead Capital, Inc. (a)	4.38%	08/15/27	24,805,802
5,010,000	Global Payments, Inc.	4.80%	04/01/26	5,008,286
15,000,000	PayPal Holdings, Inc., SOFR + 0.67% (b)	5.04%	03/06/28	15,008,061
18,867,000	TR Finance LLC	3.35%	05/15/26	18,599,200
				63,421,349
	Computers — 0.4%
8,000,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	8,065,916
15,705,000	NetApp, Inc.	1.88%	06/22/25	15,638,379
				23,704,295
	Cosmetics/Personal Care — 0.3%
20,252,000	Haleon US Capital LLC	3.38%	03/24/27	19,947,604
	Diversified Financial Services — 2.3%
33,735,000	American Express Co. (c)	4.99%	05/01/26	33,735,000
6,956,000	American Express Co. (c)	6.34%	10/30/26	7,019,064
16,000,000	American Express Co. (c)	5.65%	04/23/27	16,171,194
7,222,000	American Express Co. (c)	5.10%	02/16/28	7,315,589
10,000,000	American Express Co. (c)	4.73%	04/25/29	10,094,374
25,000,000	Intercontinental Exchange, Inc.	3.65%	05/23/25	24,984,100
5,375,000	Intercontinental Exchange, Inc.	3.10%	09/15/27	5,239,566
22,000,000	Nasdaq, Inc.	5.65%	06/28/25	22,027,952
23,899,000	Nasdaq, Inc.	3.85%	06/30/26	23,791,707
				150,378,546
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 1.4%
$4,275,000	AEP Transmission Co. LLC	3.10%	12/01/26	$4,194,991
8,745,000	Georgia Power Co., SOFR Compounded Index + 0.28% (b)	4.65%	09/15/26	8,709,312
10,000,000	Northern States Power Co.	7.13%	07/01/25	10,045,655
30,388,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	30,325,108
8,775,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	8,768,693
19,162,224	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	19,330,386
11,892,000	WEC Energy Group, Inc.	5.00%	09/27/25	11,896,142
				93,270,287
	Electrical Components & Equipments — 0.1%
6,846,000	Molex Electronic Technologies LLC (a)	4.75%	04/30/28	6,906,256
	Environmental Control — 0.7%
17,296,000	Republic Services, Inc.	0.88%	11/15/25	16,959,282
30,000,000	Veralto Corp.	5.50%	09/18/26	30,435,668
				47,394,950
	Food — 4.0%
25,000,000	Campbell’s (The) Co.	5.20%	03/19/27	25,418,066
25,000,000	Conagra Brands, Inc.	4.60%	11/01/25	24,982,935
25,567,000	Conagra Brands, Inc.	5.30%	10/01/26	25,789,987
24,995,000	General Mills, Inc.	3.20%	02/10/27	24,544,430
4,269,000	J. M. Smucker (The) Co.	3.38%	12/15/27	4,181,074
25,000,000	Kraft Heinz Foods Co.	3.00%	06/01/26	24,619,584
20,000,000	Kraft Heinz Foods Co.	3.88%	05/15/27	19,812,331
15,000,000	Mars, Inc. (a)	4.45%	03/01/27	15,097,319
5,000,000	Mars, Inc. (a)	4.60%	03/01/28	5,055,281
25,000,000	McCormick & Co., Inc.	3.40%	08/15/27	24,545,719
14,955,000	Mondelez International, Inc.	2.63%	03/17/27	14,501,094
25,296,000	Sysco Corp.	3.75%	10/01/25	25,197,221
18,453,000	Sysco Corp.	3.30%	07/15/26	18,204,788
15,000,000	Sysco Corp.	3.25%	07/15/27	14,665,459
				266,615,288
	Healthcare-Products — 2.6%
5,400,000	Alcon Finance Corp. (a)	2.75%	09/23/26	5,258,169
30,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	30,140,830
25,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	25,721,203
25,000,000	Solventum Corp	5.45%	02/25/27	25,378,256
13,245,000	Stryker Corp.	1.15%	06/15/25	13,185,875
14,074,000	Stryker Corp.	3.38%	11/01/25	13,989,055
20,000,000	Stryker Corp.	3.50%	03/15/26	19,855,405
19,647,000	Stryker Corp.	4.55%	02/10/27	19,755,942
2,579,000	Zimmer Biomet Holdings, Inc.	3.05%	01/15/26	2,550,675
18,000,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/27	18,080,349
				173,915,759
	Healthcare-Services — 2.0%
29,466,000	Cigna Group (The)	4.50%	02/25/26	29,444,256
10,000,000	Cigna Group (The)	3.40%	03/01/27	9,836,163
10,000,000	Elevance Health, Inc.	5.35%	10/15/25	10,024,331
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,668,449
10,000,000	Elevance Health, Inc.	4.50%	10/30/26	10,029,843
25,466,000	HCA, Inc.	5.88%	02/15/26	25,532,947
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$20,000,000	HCA, Inc.	5.38%	09/01/26	$20,116,382
6,000,000	HCA, Inc.	3.13%	03/15/27	5,849,584
8,000,000	HCA, Inc.	5.00%	03/01/28	8,093,461
				135,595,416
	Insurance — 1.0%
25,000,000	Aon North America, Inc.	5.13%	03/01/27	25,356,214
23,000,000	Arthur J. Gallagher & Co.	4.60%	12/15/27	23,185,608
9,485,000	Marsh & McLennan Cos., Inc.	4.55%	11/08/27	9,586,892
10,000,000	Willis North America, Inc.	4.65%	06/15/27	10,042,117
				68,170,831
	Internet — 0.1%
5,000,000	Expedia Group, Inc.	5.00%	02/15/26	5,007,472
	Lodging — 0.3%
20,133,000	Hyatt Hotels Corp.	4.85%	03/15/26	20,143,721
	Machinery-Diversified — 0.2%
15,000,000	John Deere Capital Corp., SOFR + 0.50% (b)	4.87%	03/06/28	14,974,520
	Media — 0.9%
27,446,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	27,411,075
12,575,000	Comcast Corp.	5.35%	11/15/27	12,964,892
21,900,000	FactSet Research Systems, Inc.	2.90%	03/01/27	21,173,782
				61,549,749
	Mining — 0.2%
15,000,000	Glencore Funding LLC, SOFR Compounded Index + 0.75% (a) (b)	5.13%	10/01/26	14,987,625
	Miscellaneous Manufacturing — 0.4%
30,000,000	Teledyne Technologies, Inc.	1.60%	04/01/26	29,181,349
	Oil & Gas — 0.2%
15,000,000	Chevron USA, Inc., SOFR Compounded Index + 0.36% (b)	4.72%	02/26/27	14,971,746
	Packaging & Containers — 0.7%
5,000,000	Amcor Flexibles North America, Inc. (a)	4.80%	03/17/28	5,042,931
25,000,000	Berry Global, Inc. (a)	4.88%	07/15/26	24,965,282
13,898,000	Packaging Corp. of America	3.40%	12/15/27	13,623,138
				43,631,351
	Pharmaceuticals — 2.4%
10,000,000	AbbVie, Inc.	3.60%	05/14/25	9,996,108
5,000,000	AbbVie, Inc.	4.65%	03/15/28	5,075,321
25,000,000	Becton Dickinson & Co.	3.70%	06/06/27	24,720,991
4,822,000	Becton Dickinson & Co.	4.69%	02/13/28	4,856,989
15,000,000	Cencora, Inc.	4.63%	12/15/27	15,113,717
28,892,000	PRA Health Sciences, Inc. (a)	2.88%	07/15/26	28,116,394
21,159,000	Zoetis, Inc.	4.50%	11/13/25	21,150,542
30,000,000	Zoetis, Inc.	5.40%	11/14/25	30,112,499
22,724,000	Zoetis, Inc.	3.00%	09/12/27	22,113,397
				161,255,958
	Pipelines — 2.2%
25,000,000	Enbridge Energy Partners, L.P.	5.88%	10/15/25	25,053,827
11,362,000	Energy Transfer, L.P.	2.90%	05/15/25	11,353,112
20,660,000	Energy Transfer, L.P.	4.75%	01/15/26	20,652,382
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$27,867,000	Kinder Morgan, Inc.	4.30%	06/01/25	$27,847,581
5,444,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	5,492,171
5,675,000	Spectra Energy Partners, L.P.	3.38%	10/15/26	5,577,264
6,162,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	6,259,556
35,000,000	Williams Cos. (The), Inc.	4.00%	09/15/25	34,885,063
6,966,000	Williams Cos. (The), Inc.	5.40%	03/02/26	7,005,269
				144,126,225
	Real Estate Investment Trusts — 0.9%
13,000,000	Crown Castle, Inc.	1.35%	07/15/25	12,907,132
35,000,000	Crown Castle, Inc.	4.45%	02/15/26	34,880,028
12,517,000	Crown Castle, Inc.	3.70%	06/15/26	12,379,487
				60,166,647
	Retail — 0.1%
9,600,000	Starbucks Corp.	4.75%	02/15/26	9,609,323
	Semiconductors — 0.2%
10,000,000	Broadcom, Inc.	3.15%	11/15/25	9,923,496
	Software — 6.9%
29,810,000	Autodesk, Inc.	4.38%	06/15/25	29,787,559
30,000,000	Autodesk, Inc.	3.50%	06/15/27	29,567,524
5,852,000	Cadence Design Systems, Inc.	4.20%	09/10/27	5,852,376
21,210,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	21,190,239
35,000,000	Fidelity National Information Services, Inc.	1.15%	03/01/26	33,994,525
5,000,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	5,027,154
30,000,000	Fiserv, Inc.	3.85%	06/01/25	29,967,236
25,088,000	Fiserv, Inc.	3.20%	07/01/26	24,759,854
20,986,000	Fiserv, Inc.	5.15%	03/15/27	21,239,463
35,718,000	Infor, Inc. (a)	1.75%	07/15/25	35,462,841
22,798,000	Oracle Corp.	2.95%	05/15/25	22,782,035
17,000,000	Oracle Corp.	5.80%	11/10/25	17,116,728
20,000,000	Oracle Corp.	2.65%	07/15/26	19,583,111
15,000,000	Oracle Corp.	3.25%	11/15/27	14,609,849
2,000,000	Oracle Corp.	4.80%	08/03/28	2,026,618
9,348,000	Roper Technologies, Inc.	1.00%	09/15/25	9,222,041
15,000,000	Roper Technologies, Inc.	3.85%	12/15/25	14,964,447
23,143,000	Synopsys, Inc.	4.55%	04/01/27	23,275,975
6,667,000	Synopsys, Inc.	4.65%	04/01/28	6,744,989
30,000,000	VMware LLC	4.50%	05/15/25	29,988,720
15,503,000	VMware LLC	1.40%	08/15/26	14,885,453
20,765,000	VMware LLC	4.65%	05/15/27	20,804,581
4,059,000	VMware LLC	3.90%	08/21/27	3,998,689
21,542,000	Workday, Inc.	3.50%	04/01/27	21,166,389
				458,018,396
	Telecommunications — 1.4%
25,404,000	AT&T, Inc.	1.70%	03/25/26	24,783,218
16,343,000	AT&T, Inc.	4.25%	03/01/27	16,330,076
20,000,000	T-Mobile USA, Inc.	2.63%	04/15/26	19,645,204
9,100,000	T-Mobile USA, Inc.	3.75%	04/15/27	9,003,967
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$10,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	$10,012,860
10,000,000	Verizon Communications, Inc.	4.13%	03/16/27	9,995,415
				89,770,740
	Transportation — 0.2%
14,200,000	Union Pacific Corp.	3.75%	07/15/25	14,184,794
	Water — 0.1%
8,025,000	American Water Capital Corp.	2.95%	09/01/27	7,803,108
	Total Corporate Bonds and Notes			3,100,725,370
	(Cost $3,086,540,121)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 27.0%
	Aerospace/Defense — 0.7%
20,000,000	L3Harris Technologies, Inc.	4.61%	05/01/25	20,000,000
15,000,000	L3Harris Technologies, Inc.	4.84%	06/06/25	14,928,694
15,000,000	Northrop Grumman Corp.	4.69%	05/14/25	14,975,010
				49,903,704
	Auto Manufacturers — 0.6%
15,000,000	American Honda Finance Corp.	4.72%	05/09/25	14,984,482
15,000,000	American Honda Finance Corp.	4.65%	05/12/25	14,979,010
10,000,000	American Honda Finance Corp.	4.70%	05/27/25	9,966,620
				39,930,112
	Banks — 5.0%
25,000,000	Australia & New Zealand Banking Group Ltd.	4.53%	08/08/25	25,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	4.60%	09/04/25	25,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	4.55%	03/11/26	25,000,000
25,000,000	Canadian Imperial Bank of Commerce	4.57%	06/10/25	25,000,000
10,000,000	Commonwealth Bank of Australia	4.61%	07/28/25	10,000,000
25,000,000	Commonwealth Bank of Australia	4.50%	09/04/25	25,000,000
25,000,000	Macquarie Bank Ltd.	4.72%	01/27/26	25,000,000
15,000,000	National Australia Bank Ltd.	4.48%	05/05/25	15,000,000
15,000,000	National Australia Bank Ltd.	4.59%	10/01/25	15,000,000
15,000,000	Skandinaviska Enskilda Banken AB	4.84%	05/02/25	15,000,000
15,000,000	Skandinaviska Enskilda Banken AB	4.64%	10/08/25	15,000,000
15,000,000	Svenska Handelsbanken AB	4.48%	07/22/25	15,000,000
25,000,000	Svenska Handelsbanken AB	4.56%	08/01/25	25,000,000
25,000,000	Swedbank AB	4.69%	04/06/26	25,000,000
20,000,000	Westpac Banking Corp.	4.51%	02/27/26	20,000,000
25,000,000	Westpac Banking Corp.	4.71%	04/13/26	25,000,000
				330,000,000
	Beverages — 0.8%
15,000,000	Bacardi-Martini B.V.	5.04%	06/05/25	14,927,793
12,000,000	Constellation Brands, Inc.	4.87%	05/06/25	11,991,997
12,650,000	Keurig Dr Pepper, Inc.	4.72%	05/01/25	12,650,000
15,000,000	Keurig Dr Pepper, Inc.	4.63%	05/13/25	14,977,186
				54,546,976
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Biotechnology — 0.2%
$10,300,000	CSLB Holdings, Inc.	4.93%	05/16/25	$10,279,157
	Building Materials — 1.2%
25,000,000	CRH America Finance, Inc.	4.60%	05/09/25	24,974,816
15,000,000	CRH America Finance, Inc.	4.79%	05/27/25	14,949,030
18,000,000	Vulcan Materials Co.	4.72%	05/13/25	17,972,093
20,000,000	Vulcan Materials Co.	4.76%	05/21/25	19,947,953
				77,843,892
	Chemicals — 2.3%
44,500,000	Cabot Corp.	4.66%	05/01/25	44,500,000
14,000,000	EIDP, Inc.	4.58%	05/02/25	13,998,242
10,000,000	EIDP, Inc.	4.65%	05/13/25	9,984,750
15,000,000	EIDP, Inc.	4.65%	05/22/25	14,959,989
20,000,000	Nutrien Ltd.	4.65%	05/06/25	19,987,257
15,000,000	PPG Industries, Inc.	4.67%	05/19/25	14,965,527
33,988,000	Sherwin-Williams (The) Co.	4.68%-4.74%	06/03/25	33,843,734
				152,239,499
	Commercial Services — 0.8%
31,800,000	Global Payments, Inc.	4.97%	05/01/25	31,800,000
10,000,000	Global Payments, Inc.	5.08%	05/09/25	9,988,884
9,000,000	Quanta Services, Inc.	4.97%	05/01/25	9,000,000
				50,788,884
	Electric — 1.4%
18,000,000	Baltimore Gas and Electric Co.	4.69%	05/07/25	17,986,124
15,000,000	DTE Electric Co.	4.68%	05/02/25	14,998,079
25,000,000	Florida Power & Light Co.	4.45%	06/04/25	24,896,794
20,000,000	Virginia Electric and Power Co.	4.59%	05/07/25	19,984,923
15,000,000	Virginia Electric and Power Co.	4.68%	05/12/25	14,978,871
				92,844,791
	Electronics — 0.7%
15,000,000	Amphenol Corp.	4.73%	05/16/25	14,970,885
15,000,000	Amphenol Corp.	4.73%	05/21/25	14,961,200
15,000,000	Tyco Electronics Group S.A.	4.69%	05/08/25	14,986,518
				44,918,603
	Environmental Control — 0.9%
20,000,000	Republic Services, Inc.	4.70%	05/13/25	19,969,137
20,000,000	Waste Management, Inc.	4.74%	05/19/25	19,953,379
20,000,000	Waste Management, Inc.	4.73%	06/02/25	19,917,323
				59,839,839
	Food — 2.8%
23,500,000	Campbell’s (The) Co.	4.91%	06/05/25	23,389,847
15,500,000	J.M. Smucker (The) Co.	4.72%	05/01/25	15,500,000
20,000,000	J.M. Smucker (The) Co.	4.77%	05/06/25	19,986,941
15,000,000	Kellanova	4.68%	05/01/25	15,000,000
15,000,000	Kellanova	4.77%	05/13/25	14,976,522
15,000,000	Kellanova	4.78%	05/22/25	14,958,837
15,000,000	McCormick & Co., Inc.	4.76%	05/09/25	14,984,367
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Food (Continued)
$10,000,000	McCormick & Co., Inc.	4.74%	05/21/25	$9,974,113
15,000,000	McCormick & Co., Inc.	4.73%	05/30/25	14,943,791
15,000,000	Mondelez International, Inc.	4.63%	05/01/25	15,000,000
10,000,000	Mondelez International, Inc.	4.73%	05/20/25	9,975,430
20,000,000	Mondelez International, Inc.	4.71%	05/23/25	19,943,346
				188,633,194
	Healthcare-Products — 0.6%
20,000,000	Boston Scientific Corp.	4.68%	05/14/25	19,966,714
20,000,000	Boston Scientific Corp.	4.75%	05/16/25	19,961,013
				39,927,727
	Household Products/Wares — 0.3%
20,000,000	Reckitt Benckiser Treasury Services PLC	4.73%	05/22/25	19,945,680
	Insurance — 0.7%
15,000,000	Aon Corp.	4.60%	05/05/25	14,992,441
31,550,000	Marsh & McLennan Cos., Inc.	4.73%	05/05/25	31,533,643
				46,526,084
	Lodging — 0.9%
20,000,000	Marriott International, Inc.	4.69%	05/06/25	19,987,168
20,000,000	Marriott International, Inc.	4.69%	05/20/25	19,951,339
20,000,000	Marriott International, Inc.	4.74%	05/27/25	19,932,764
				59,871,271
	Miscellaneous Manufacturing — 0.2%
15,000,000	Parker-Hannifin Corp.	4.67%	05/20/25	14,963,659
	Packaging & Containers — 0.7%
20,000,000	Amcor Flexibles North America, Inc.	4.77%	05/14/25	19,966,088
15,000,000	WRKCo, Inc.	4.70%	05/23/25	14,957,612
15,000,000	WRKCo, Inc.	4.74%	05/28/25	14,947,555
				49,871,255
	Pharmaceuticals — 1.2%
15,000,000	Becton Dickinson & Co.	4.73%	05/20/25	14,963,121
18,700,000	Becton Dickinson & Co.	4.76%	05/29/25	18,632,016
10,900,000	Cencora, Inc.	4.72%	05/01/25	10,900,000
15,000,000	Cencora, Inc.	4.83%	05/02/25	14,998,016
20,000,000	Novartis Finance Corp.	4.40%	05/07/25	19,985,553
				79,478,706
	Pipelines — 2.0%
10,000,000	Enbridge U.S., Inc.	4.69%	05/02/25	9,998,716
15,000,000	Enbridge U.S., Inc.	4.81%	05/22/25	14,958,564
23,300,000	Energy Transfer, L.P.	4.59%	05/01/25	23,300,000
25,000,000	Plains All American Pipeline, L.P.	4.66%	05/01/25	25,000,000
60,000,000	Targa Resources Corp.	4.66%	05/01/25	60,000,000
				133,257,280
	Retail — 1.3%
65,000,000	AutoNation, Inc.	4.92%	05/01/25	65,000,000
20,000,000	Walmart, Inc.	4.40%	05/05/25	19,990,369
				84,990,369
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Software — 0.4%
$15,000,000	Fidelity National Information Services, Inc.	4.78%	05/07/25	$14,988,214
15,000,000	Fiserv, Inc.	4.71%	05/06/25	14,990,329
				29,978,543
	Transportation — 0.8%
15,000,000	Canadian National Railway Co.	4.66%	05/12/25	14,978,984
16,000,000	Canadian National Railway Co.	4.66%	05/21/25	15,959,237
15,000,000	Canadian National Railway Co.	4.64%	05/28/25	14,948,661
10,000,000	Canadian Pacific Railway Co.	4.80%	05/12/25	9,985,565
				55,872,447
	Water — 0.5%
20,000,000	American Water Capital Corp.	4.67%	05/01/25	20,000,000
10,000,000	American Water Capital Corp.	4.62%	05/05/25	9,994,938
				29,994,938
	Total Commercial Paper			1,796,446,610
	(Cost $1,796,446,610)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 14.6%
	Ally Auto Receivables Trust
4,788,000	Series 2024-1, Class A3	5.08%	12/15/28	4,820,353
	AMSR Trust
2,182,383	Series 2020-SFR2, Class A (a)	1.63%	07/17/37	2,169,198
	Bank of America Auto Trust
3,864,075	Series 2023-2A, Class A2 (a)	5.85%	08/17/26	3,868,443
15,700,000	Series 2024-1A, Class A3 (a)	5.35%	11/15/28	15,874,243
	BMW Vehicle Lease Trust
30,000,000	Series 2024-1, Class A3	4.98%	03/25/27	30,148,188
	BMW Vehicle Owner Trust
15,008,000	Series 2024-A, Class A3	5.18%	02/26/29	15,205,505
	CarMax Auto Owner Trust
2,507,965	Series 2022-4, Class A3	5.34%	08/16/27	2,516,564
3,980,028	Series 2024-3, Class A2A	5.21%	09/15/27	3,990,464
6,000,000	Series 2025-2, Class A2A (d)	4.59%	07/17/28	6,007,341
6,000,000	Series 2025-2, Class A2B (b) (d)	0.00%	07/17/28	6,002,069
	CarMax Select Receivables Trust
6,630,124	Series 2024-A, Class A2A	5.78%	09/15/27	6,656,928
15,888,465	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.73% (b)	5.07%	09/15/27	15,899,874
4,000,000	Series 2025-A, Class A2A	4.76%	05/15/28	4,004,542
8,000,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.68% (b)	5.02%	05/15/28	7,998,958
	Chase Auto Owner Trust
7,569,656	Series 2024-1A, Class A3 (a)	5.13%	05/25/29	7,648,132
6,831,192	Series 2024-3A, Class A2 (a)	5.53%	09/27/27	6,853,764
	Citibank Credit Card Issuance Trust
20,000,000	Series 2023-A2, Class A2, SOFR + 0.63% (b)	4.98%	12/08/27	20,024,456
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Citizens Auto Receivables Trust
$5,070,824	Series 2024-1, Class A2A (a)	5.43%	10/15/26	$5,076,972
10,000,000	Series 2024-2, Class A3 (a)	5.33%	08/15/28	10,092,146
	CoreVest American Finance Trust
2,808,470	Series 2020-2, Class A (a)	3.38%	05/15/52	2,789,064
	Dell Equipment Finance Trust
1,726,708	Series 2023-3, Class A2 (a)	6.10%	04/23/29	1,728,644
6,107,000	Series 2024-1, Class A3 (a)	5.39%	03/22/30	6,178,050
23,900,000	Series 2024-2, Class A2 (a)	4.69%	08/22/30	23,926,409
	DLLAA LLC
6,000,000	Series 2025-1A, Class A2 (a)	4.70%	10/20/27	6,015,592
	Exeter Automobile Receivables Trust
15,000,000	Series 2025-2A, Class A2	4.78%	06/15/27	15,002,250
	Exeter Select Automobile Receivables Trust
12,000,000	Series 2025-1, Class A2	4.83%	10/16/28	12,019,769
	Ford Credit Auto Lease Trust
2,961,723	Series 2024-B, Class A2A	5.18%	02/15/27	2,967,485
14,000,000	Series 2025-A, Class A3	4.72%	06/15/28	14,094,107
	Ford Credit Auto Owner Trust
1,410,920	Series 2022-C, Class A3	4.48%	12/15/26	1,410,138
14,922,000	Series 2022-C, Class A4	4.59%	12/15/27	14,949,346
9,395,017	Series 2023-A, Class A3	4.65%	02/15/28	9,403,383
3,038,061	Series 2023-C, Class A2A	5.68%	09/15/26	3,042,147
10,000,000	Series 2024-A, Class A3	5.09%	12/15/28	10,124,248
15,000,000	Series 2025-A, Class A2A	4.47%	12/15/27	15,019,415
5,000,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.41% (b)	4.75%	12/15/27	4,996,385
	GLS Auto Receivables Issuer Trust
9,869,471	Series 2024-4A, Class A2 (a)	4.76%	10/15/27	9,863,779
	GM Financial Automobile Leasing Trust
9,372,000	Series 2023-3, Class A4	5.44%	08/20/27	9,421,466
	GM Financial Consumer Automobile Receivables Trust
2,988,553	Series 2023-2, Class A3	4.47%	02/16/28	2,988,413
16,889,752	Series 2024-4, Class A2B, 30 Day Average SOFR + 0.40% (b)	4.75%	10/18/27	16,886,508
	Honda Auto Receivables Owner Trust
277,989	Series 2023-2, Class A2	5.41%	04/15/26	278,102
27,594,000	Series 2024-1, Class A3	5.21%	08/15/28	27,920,340
	Huntington Auto Trust
8,607,817	Series 2024-1A, Class A2 (a)	5.50%	03/15/27	8,621,135
	Hyundai Auto Lease Securitization Trust
3,948,682	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.50% (a) (b)	4.84%	06/15/26	3,948,459
5,830,159	Series 2024-C, Class A2A (a)	4.77%	03/15/27	5,841,869
6,000,000	Series 2025-B, Class A2A (a)	4.58%	09/15/27	6,006,479
6,000,000	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.70% (a) (b)	5.05%	09/15/27	6,002,078
	Hyundai Auto Receivables Trust
1,708,609	Series 2023-A, Class A3	4.58%	04/15/27	1,707,580
10,000,000	Series 2023-C, Class A3	5.54%	10/16/28	10,135,625
2,721,000	Series 2024-C, Class A2A	4.53%	09/15/27	2,721,081
10,000,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.34% (b)	4.68%	12/15/27	9,988,885
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	John Deere Owner Trust
$1,882,166	Series 2023-C, Class A2	5.76%	08/17/26	$1,883,425
18,008,000	Series 2024-A, Class A3	4.96%	11/15/28	18,216,669
15,000,000	Series 2024-C, Class A2B, 30 Day Average SOFR + 0.43% (b)	4.78%	08/16/27	15,009,747
	Kubota Credit Owner Trust
4,338,289	Series 2024-1A, Class A2 (a)	5.39%	01/15/27	4,350,336
	Mercedes-Benz Auto Lease Trust
10,502,639	Series 2023-A, Class A3	4.74%	01/15/27	10,504,315
	Mercedes-Benz Auto Receivables Trust
4,376,559	Series 2022-1, Class A3	5.21%	08/16/27	4,389,605
18,134,794	Series 2023-1, Class A3	4.51%	11/15/27	18,133,530
3,385,854	Series 2023-2, Class A2	5.92%	11/16/26	3,390,429
25,406,000	Series 2024-1, Class A3	4.80%	04/16/29	25,549,158
10,000,000	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.32% (b)	4.66%	02/15/28	9,994,482
10,000,000	Series 2025-1, Class A3	4.78%	12/17/29	10,149,180
	Nissan Auto Lease Trust
2,040,094	Series 2023-B, Class A3	5.69%	07/15/26	2,043,294
12,966,658	Series 2024-B, Class A2A	5.05%	06/15/27	13,014,995
	Pagaya AI Debt Grantor Trust
7,862,867	Series 2024-10, Class A (a)	5.18%	06/15/32	7,892,507
10,000,000	Series 2025-2, Class A1 (a)	4.67%	03/16/26	9,998,798
	Porsche Financial Auto Securitization Trust
3,387,115	Series 2023-1A, Class A3 (a)	4.81%	09/22/28	3,392,684
	Santander Drive Auto Receivables Trust
4,000,000	Series 2022-6, Class C	4.96%	11/15/28	4,004,837
13,395,000	Series 2024-4, Class A3	4.85%	01/16/29	13,441,333
20,185,226	Series 2025-1, Class A2	4.76%	08/16/27	20,188,165
	SBNA Auto Lease Trust
19,674,000	Series 2024-A, Class A3 (a)	5.39%	11/20/26	19,719,258
6,250,000	Series 2025-A, Class A3 (a)	4.83%	04/20/28	6,281,770
	T-Mobile U.S. Trust
19,011,495	Series 2022-1A, Class A (a)	4.91%	05/22/28	19,023,377
26,840,000	Series 2024-1A, Class A (a)	5.05%	09/20/29	27,070,470
17,000,000	Series 2024-2A, Class A (a)	4.25%	05/21/29	16,994,769
15,000,000	Series 2025-1A, Class A (a)	4.74%	11/20/29	15,200,199
	Toyota Auto Receivables Owner Trust
5,933,630	Series 2022-D, Class A3	5.30%	09/15/27	5,959,655
3,373,277	Series 2023-B, Class A3	4.71%	02/15/28	3,379,394
1,399,197	Series 2023-C, Class A2A	5.60%	08/17/26	1,400,127
8,255,616	Series 2023-D, Class A2A	5.80%	11/16/26	8,272,218
6,500,000	Series 2023-D, Class A3	5.54%	08/15/28	6,593,285
15,000,000	Series 2024-A, Class A3	4.83%	10/16/28	15,083,928
6,000,000	Series 2025-B, Class A2A	4.46%	03/15/28	6,007,705
6,000,000	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.54% (b)	4.89%	03/15/28	6,002,046
	Toyota Lease Owner Trust
17,045,000	Series 2024-A, Class A4 (a)	5.26%	06/20/28	17,238,151
15,468,689	Series 2024-B, Class A2B, 30 Day Average SOFR + 0.44% (a) (b)	4.79%	02/22/27	15,457,959
	Verizon Master Trust
26,223,000	Series 2022-6, Class A	3.67%	01/22/29	26,160,487
8,906,000	Series 2024-1, Class A1A	5.00%	12/20/28	8,933,803
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Verizon Master Trust (Continued)
$12,500,000	Series 2025-3, Class A1A	4.51%	03/20/30	$12,579,696
12,500,000	Series 2025-3, Class A1B, 30 Day Average SOFR + 0.55% (b)	4.89%	03/20/30	12,495,229
	Volkswagen Auto Lease Trust
22,850,000	Series 2024-A, Class A3	5.21%	06/21/27	23,075,189
	Volkswagen Auto Loan Enhanced Trust
15,000,000	Series 2025-1, Class A2A	4.51%	01/20/28	15,031,587
5,000,000	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.44% (b)	4.79%	01/20/28	5,000,592
	Westlake Automobile Receivables Trust
8,580,857	Series 2023-P1, Class A2 (a)	5.89%	02/16/27	8,608,898
	World Omni Auto Receivables Trust
5,637,665	Series 2023-A, Class A3	4.83%	05/15/28	5,637,547
1,749,371	Series 2024-C, Class A2A	4.78%	01/18/28	1,750,134
	World Omni Automobile Lease Securitization Trust
4,408,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.39% (b)	4.73%	12/15/27	4,402,656
	World Omni Select Auto Trust
21,024,953	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.62% (b)	4.96%	02/15/28	21,035,148
	Total Asset-Backed Securities			970,799,137
	(Cost $966,607,635)
FOREIGN CORPORATE BONDS AND NOTES — 8.0%
	Banks — 5.2%
12,721,000	Barclays PLC	4.38%	01/12/26	12,692,407
9,412,000	Barclays PLC (c)	5.09%	02/25/29	9,482,355
25,000,000	BNP Paribas S.A., SOFR + 0.25% (b)	4.61%	07/10/25	25,000,370
25,000,000	BNP Paribas S.A., SOFR + 0.26% (b)	4.62%	11/07/25	25,001,029
9,850,000	Canadian Imperial Bank of Commerce, SOFR Compounded Index + 0.93% (b)	5.30%	09/11/27	9,833,421
10,000,000	Canadian Imperial Bank of Commerce (c)	4.86%	03/30/29	10,092,839
20,000,000	Cooperatieve Rabobank U.A., SOFR Compounded Index + 0.62% (b)	4.98%	08/28/26	20,027,303
10,000,000	Cooperatieve Rabobank U.A.	5.04%	03/05/27	10,183,406
25,000,000	Credit Agricole Corporate and Investment Bank, SOFR + 0.29% (b)	4.65%	03/13/26	25,001,986
8,491,000	Lloyds Banking Group PLC	4.45%	05/08/25	8,490,774
5,000,000	Lloyds Banking Group PLC (c)	1.63%	05/11/27	4,846,196
15,000,000	Royal Bank of Canada (c)	5.07%	07/23/27	15,126,079
5,000,000	Royal Bank of Canada (c)	4.97%	01/24/29	5,071,767
20,000,000	Svenska Handelsbanken, SOFR + 0.20% (b)	4.56%	05/16/25	20,000,130
15,000,000	Svenska Handelsbanken, SOFR + 0.35% (b)	4.71%	07/15/25	15,007,485
15,000,000	Svenska Handelsbanken, SOFR + 0.23% (b)	4.59%	10/14/25	14,999,067
20,000,000	Toronto-Dominion Bank (The), SOFR + 0.45% (b)	4.81%	04/22/26	20,007,956
5,385,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	5,461,224
20,000,000	UBS AG	5.80%	09/11/25	20,078,686
10,000,000	UBS AG (c)	4.86%	01/10/28	10,070,766
12,130,000	UBS Group AG (a) (c)	4.49%	05/12/26	12,127,841
15,000,000	UBS Group AG (a) (c)	1.36%	01/30/27	14,638,983
10,000,000	UBS Group AG (a) (c)	4.70%	08/05/27	10,000,130
25,000,000	Westpac Banking Corp., SOFR + 0.30% (b)	4.66%	06/06/25	25,000,172
				348,242,372
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Food — 0.3%
$9,955,000	Mondelez International Holdings Netherlands B.V. (a)	4.25%	09/15/25	$9,930,499
10,000,000	Mondelez International Holdings Netherlands B.V. (a)	1.25%	09/24/26	9,574,393
				19,504,892
	Healthcare-Services — 0.3%
20,000,000	Icon Investments Six DAC	5.81%	05/08/27	20,405,174
	Insurance — 0.6%
14,950,000	Aon Global Ltd.	3.88%	12/15/25	14,905,821
28,320,000	Trinity Acquisition PLC	4.40%	03/15/26	28,229,418
				43,135,239
	Oil & Gas — 0.5%
35,000,000	Canadian Natural Resources Ltd.	2.05%	07/15/25	34,793,853
	Packaging & Containers — 0.5%
30,495,000	CCL Industries, Inc. (a)	3.25%	10/01/26	30,024,353
	Pharmaceuticals — 0.3%
20,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	20,000,388
	Pipelines — 0.3%
20,000,000	TransCanada PipeLines Ltd.	4.88%	01/15/26	19,986,984
	Total Foreign Corporate Bonds and Notes			536,093,255
	(Cost $534,488,790)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.5%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
179,465	Series 4671, Class CA	3.50%	08/15/43	179,144
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
10,500,000	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	08/25/44	10,511,178
7,478,906	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	7,446,681
	Federal National Mortgage Association
1,066,489	Series 2014-20, Class NA	3.00%	06/25/33	1,050,021
691,188	Series 2015-28, Class GC	2.50%	06/25/34	679,748
				19,866,772
	Commercial Mortgage-Backed Securities — 1.2%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
13,973,862	Series K064, Class A1	2.89%	10/25/26	13,798,163
9,634,316	Series K071, Class A1	3.07%	10/25/27	9,480,451
9,027,501	Series K076, Class A1	3.73%	12/25/27	8,962,540
15,705,771	Series K079, Class A1	3.73%	02/25/28	15,600,033
14,479,013	Series K080, Class A1	3.74%	04/25/28	14,367,305
6,544,305	Series K157, Class A1	3.99%	06/25/30	6,527,091
1,531,431	Series K732, Class A2	3.70%	05/25/25	1,526,801
4,434,901	Series KF68, Class A, 30 Day Average SOFR + CSA + 0.49% (b)	4.94%	07/25/26	4,434,508
5,719,825	Series KI07, Class A, 30 Day Average SOFR + 0.17% (b)	4.50%	09/25/26	5,706,116
1,453,394	Series KI08, Class A, 30 Day Average SOFR + 0.20% (b)	4.53%	10/25/26	1,446,341
974,999	Series KL1E, Class A1E	2.84%	02/25/27	958,617
				82,807,966
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
$12	Pool G15874	5.00%	06/01/26	$12
	Federal National Mortgage Association
17	Pool AL5764	5.00%	09/01/25	17
13	Pool AL6212	4.50%	01/01/27	13
22	Pool AL6798	5.00%	09/01/25	22
223	Pool BM1299	5.00%	03/01/27	225
				289
	Total U.S. Government Agency Mortgage-Backed Securities			102,675,027
	(Cost $102,532,898)
MORTGAGE-BACKED SECURITIES — 1.5%
	Collateralized Mortgage Obligations — 0.9%
	BRAVO Residential Funding Trust
3,614,149	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	3,378,712
	CIM Trust
714,175	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (b)	5.47%	02/25/49	693,208
467,672	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	5.42%	05/25/49	448,899
3,755,569	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	5.42%	08/25/49	3,595,271
	COLT Mortgage Loan Trust
2,200,481	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	2,050,677
	Connecticut Avenue Securities Trust
3,684,436	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	05/25/44	3,674,162
3,262,197	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	07/25/44	3,245,995
1,277,335	Series 2024-R06, Class 1A1, 30 Day Average SOFR + 1.15% (a) (b)	5.50%	09/25/44	1,275,523
5,648,667	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	5,621,473
11,574,323	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	02/25/45	11,529,353
8,737,382	Series 2025-R03, Class 2A1, 30 Day Average SOFR + 1.45% (a) (b)	5.80%	03/25/45	8,759,609
	Credit Suisse Mortgage Trust
3,193,502	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	3,069,409
2,862,668	Series 2020-NQM1, Class A1 (a)	2.21%	05/25/65	2,719,645
	GCAT Trust
1,656,810	Series 2020-NQM1, Class A1 (a)	3.25%	01/25/60	1,627,347
	JP Morgan Mortgage Trust
2,471,874	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.34%	02/25/50	2,345,452
149,669	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + 0.96% (a) (b)	5.29%	03/25/50	142,070
1,726,533	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + 1.06% (a) (b)	5.39%	10/25/49	1,658,864
75,710	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + 0.96% (a) (b)	5.29%	03/25/50	75,319
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$2,942,259	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + 0.91% (a) (b)	5.24%	07/25/50	$2,829,119
167,266	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + 1.11% (a) (b)	5.43%	06/25/50	166,224
	OBX Trust
1,438,922	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + 1.01% (a) (b)	5.33%	12/25/49	1,367,376
	Starwood Mortgage Residential Trust
760,551	Series 2020-1, Class A1 (a)	2.28%	02/25/50	726,873
	Verus Securitization Trust
384,515	Series 2020-4, Class A2 (a)	2.91%	05/25/65	376,742
				61,377,322
	Commercial Mortgage-Backed Securities — 0.6%
	Banc of America Commercial Mortgage Trust
70,223	Series 2015-UBS7, Class ASB	3.43%	09/15/48	70,030
	BANK
1,185,300	Series 2017-BNK6, Class ASB	3.29%	07/15/60	1,172,615
128,992	Series 2017-BNK7, Class ASB	3.27%	09/15/60	127,266
	Barclays Commercial Mortgage Trust
2,209,514	Series 2019-C5, Class ASB	2.99%	11/15/52	2,160,083
	BBCMS Mortgage Trust
184,155	Series 2018-C2, Class ASB	4.24%	12/15/51	183,420
111,063	Series 2021-C9, Class A1	0.49%	02/15/54	109,173
	Benchmark Mortgage Trust
1,853,945	Series 2021-B29, Class A1	0.71%	09/15/54	1,803,385
	CD Mortgage Trust
553,832	Series 2016-CD2, Class ASB	3.35%	11/10/49	546,365
3,545,458	Series 2017-CD3, Class AAB	3.45%	02/10/50	3,501,428
	CFCRE Commercial Mortgage Trust
113,247	Series 2016-C4, Class ASB	3.09%	05/10/58	112,828
	Citigroup Commercial Mortgage Trust
33,531	Series 2015-GC35, Class AAB	3.61%	11/10/48	33,459
1,772,223	Series 2016-C2, Class AAB	2.71%	08/10/49	1,764,015
715,622	Series 2016-C3, Class AAB	2.98%	11/15/49	709,207
237,801	Series 2016-GC36, Class AAB	3.37%	02/10/49	236,902
723,313	Series 2016-GC37, Class AAB	3.10%	04/10/49	719,169
431,608	Series 2017-P7, Class AAB	3.51%	04/14/50	427,222
	CSAIL Commercial Mortgage Trust
183,740	Series 2017-CX10, Class ASB	3.33%	11/15/50	181,735
1,057,414	Series 2019-C15, Class ASB	3.90%	03/15/52	1,048,657
	DBJPM 16-C1 Mortgage Trust
2,016,277	Series 2016-C1, Class ASB	3.04%	05/10/49	2,002,014
	GS Mortgage Securities Trust
1,389,401	Series 2015-GS1, Class A2	3.47%	11/10/48	1,381,163
	JPMCC Commercial Mortgage Securities Trust
1,303,507	Series 2017-JP5, Class ASB	3.55%	03/15/50	1,289,660
	Morgan Stanley Bank of America Merrill Lynch Trust
1,341,810	Series 2016-C29, Class ASB	3.14%	05/15/49	1,330,676
259,215	Series 2017-C33, Class ASB	3.40%	05/15/50	256,172
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Capital I Trust
$1,447,005	Series 2016-BNK2, Class ASB	2.86%	11/15/49	$1,431,579
2,775,947	Series 2016-UB11, Class ASB	2.61%	08/15/49	2,746,097
	UBS Commercial Mortgage Trust
518,867	Series 2017-C6, Class ASB	3.50%	12/15/50	512,286
6,956,323	Series 2018-C9, Class ASB	4.09%	03/15/51	6,920,017
	Wells Fargo Commercial Mortgage Trust
31,672	Series 2015-NXS4, Class ASB	3.52%	12/15/48	31,584
735,469	Series 2016-C33, Class ASB	3.19%	03/15/59	732,038
220,574	Series 2016-NXS6, Class ASB	2.83%	11/15/49	219,549
2,810,988	Series 2017-C40, Class ASB	3.40%	10/15/50	2,774,455
128,120	Series 2017-C41, Class ASB	3.39%	11/15/50	126,550
				36,660,799
	Total Mortgage-Backed Securities			98,038,121
	(Cost $99,414,929)
CERTIFICATES OF DEPOSIT — 0.2%
	Banks — 0.2%
15,000,000	Cooperatieve Rabobank U.A., SOFR + 0.22% (b)	4.58%	03/06/26	14,983,941
	(Cost $15,000,000)
U.S. TREASURY BILLS — 0.7%
45,000,000	U.S. Treasury Bill	(e)	05/08/25	44,963,250
	(Cost $44,962,773)

	Total Investments — 100.1%			6,664,724,711
	(Cost $6,645,993,756)
	Net Other Assets and Liabilities — (0.1)%			(5,919,104)
	Net Assets — 100.0%			$6,658,805,607

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $764,195,879 or 11.5% of net assets.

(b)	Floating or variable rate security.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(e)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,100,725,370	$—	$3,100,725,370	$—
Commercial Paper*	1,796,446,610	—	1,796,446,610	—
Asset-Backed Securities	970,799,137	—	970,799,137	—
Foreign Corporate Bonds and Notes*	536,093,255	—	536,093,255	—
U.S. Government Agency Mortgage-Backed Securities	102,675,027	—	102,675,027	—
Mortgage-Backed Securities	98,038,121	—	98,038,121	—
Certificates of Deposit*	14,983,941	—	14,983,941	—
U.S. Treasury Bills	44,963,250	—	44,963,250	—
Total Investments	$6,664,724,711	$—	$6,664,724,711	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$6,664,724,711
Cash	7,966,190
Receivables:
Interest	41,007,320
Capital shares sold	5,985,485
Total Assets	6,719,683,706

LIABILITIES:
Payables:
Investment securities purchased	34,822,936
Distributions to shareholders	23,674,891
Investment advisory fees	2,380,272
Total Liabilities	60,878,099
NET ASSETS	$6,658,805,607

NET ASSETS consist of:
Paid-in capital	$6,649,399,997
Par value	1,112,497
Accumulated distributable earnings (loss)	8,293,113
NET ASSETS	$6,658,805,607
NET ASSET VALUE, per share	$59.85
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	111,249,724
Investments, at cost	$6,645,993,756
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$153,130,919
Total investment income	153,130,919

EXPENSES:
Investment advisory fees	13,647,580
Total expenses	13,647,580
NET INVESTMENT INCOME (LOSS)	139,483,339

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	1,889,873
Net change in unrealized appreciation (depreciation) on investments	4,658,021
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,547,894
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,031,233
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$139,483,339	$326,708,301
Net realized gain (loss)	1,889,873	1,514,319
Net change in unrealized appreciation (depreciation)	4,658,021	41,285,170
Net increase (decrease) in net assets resulting from operations	146,031,233	369,507,790

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(138,741,034)	(326,001,581)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	927,938,694	484,374,133
Cost of shares redeemed	(437,190,497)	(1,903,384,096)
Net increase (decrease) in net assets resulting from shareholder transactions	490,748,197	(1,419,009,963)
Total increase (decrease) in net assets	498,038,396	(1,375,503,754)

NET ASSETS:
Beginning of period	6,160,767,211	7,536,270,965
End of period	$6,658,805,607	$6,160,767,211

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	103,049,724	126,799,724
Shares sold	15,500,000	8,100,000
Shares redeemed	(7,300,000)	(31,850,000)
Shares outstanding, end of period	111,249,724	103,049,724
See Notes to Financial Statements

First Trust Enhanced Short Maturity ETF (FTSM)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$59.78	$59.43	$59.29	$59.89	$60.03	$60.09
Income from investment operations:
Net investment income (loss)	1.34 (a)	2.95 (a)	2.61 (a)	0.64	0.28	0.85
Net realized and unrealized gain (loss)	0.06	0.37	0.14	(0.60)	(0.15)	(0.05)
Total from investment operations	1.40	3.32	2.75	0.04	0.13	0.80
Distributions paid to shareholders from:
Net investment income	(1.33)	(2.97)	(2.61)	(0.64)	(0.27)	(0.86)
Net asset value, end of period	$59.85	$59.78	$59.43	$59.29	$59.89	$60.03
Total return (b)	2.36%	5.70%	4.72%	0.08%	0.22%	1.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,658,806	$6,160,767	$7,536,271	$6,883,764	$4,410,979	$5,168,783
Ratio of total expenses to average net assets	0.44% (c)	0.44%	0.45%	0.45%	0.45%	0.45%
Ratio of net expenses to average net assets	0.44% (c)	0.44%	0.35%	0.25%	0.25%	0.38%
Ratio of net investment income (loss) to average net assets	4.51% (c)	4.93%	4.38%	1.26%	0.47%	1.41%
Portfolio turnover rate (d)	39%	62%	64%	56%	82%	73%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Enhanced Short Maturity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTSM” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
15)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $27,029,002 of when-issued or delayed-delivery securities. At April 30, 2025, the Fund had no forward purchase commitments.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$332,008,131
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(367,986)
Accumulated capital and other gain (loss)	(12,963,664)
Net unrealized appreciation (depreciation)	14,334,564
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $12,963,664 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended October 31, 2024, the Fund utilized $1,491,937 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,645,993,756	$20,979,830	$(2,248,875)	$18,730,955
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.41625%
Fund net assets greater than $10 billion	0.40500%
Pursuant to a separate contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon termination of the Fund’s management agreement with First Trust; however, it is expected to remain in place at least until March 1, 2026. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months ended April 30, 2025, there were no fees waived by the Advisor.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2025, were $98,260,032 and $1,852,371,397, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2025 were $130,051,784 and $1,331,502,168, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:
At a meeting held on or about June 9, 2025, the Board of Directors for the Fund approved changes to the Fund’s investment strategies and the portfolio management team to be effective on June 11, 2025.

Notes to Financial Statements (Continued)
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)
The Fund’s investment strategies are revised in the following manner and corresponding disclosure was added to the Fund’s registration statement:
 1)
The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities, and AAA CLO’s to 35% of its net assets (previously non-agency sponsored mortgage and asset-backed securities were limited to 20% of net assets).
 2)
100% of the Fund’s net assets invested in debt securities will be invested in debt securities that are, at the time of purchase, investment grade (previous minimum of 80% of net assets invested in debt securities).
 3)
The Fund will no longer invest in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders (previously limited to 20%).
 4)
The Fund may invest up to 10% of its net assets in ‘AAA’-rated (or equivalent) collateralized loan obligations (“CLOs”).
Additionally, effective as of the date set forth above, James Snyder and Eric R. Maisel will remain on the portfolio management team but will not be primarily responsible for the day-to-day management of the Fund’s investment portfolio, and Owen Aronson and Buo Zhang will join the Fund’s portfolio management team as portfolio managers responsible for the day-to-day management of the Fund’s investment portfolio.

Other Information
First Trust Enhanced Short Maturity ETF (FTSM)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

First Trust Exchange-Traded Fund IV

First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Financial Statements and Other Information For the Six Months Ended April 30, 2025

First Trust High Income Strategic Focus ETF (HISF)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust High Income Strategic Focus ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
452,987	First Trust Core Investment Grade ETF	$9,526,317
43,344	First Trust Emerging Markets Local Currency Bond ETF	1,203,229
223,852	First Trust Intermediate Duration Investment Grade Corporate ETF	4,629,259
122,362	First Trust Limited Duration Investment Grade Corporate ETF	2,329,161
161,899	First Trust Long Duration Opportunities ETF	3,495,399
141,467	First Trust Low Duration Opportunities ETF	6,946,030
131,871	First Trust Preferred Securities and Income ETF	2,277,412
254,508	First Trust Tactical High Yield ETF	10,450,099
127,081	First Trust TCW Opportunistic Fixed Income ETF	5,563,606
	Total Exchange-Traded Funds	46,420,512
	(Cost $46,823,124)
MONEY MARKET FUNDS — 0.2%
76,168	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	76,168
	(Cost $76,168)

	Total Investments — 100.0%	46,496,680
	(Cost $46,899,292)
	Net Other Assets and Liabilities — (0.0)%	(2,720)
	Net Assets — 100.0%	$46,493,960

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 46,420,512	$ 46,420,512	$ —	$ —
Money Market Funds	76,168	76,168	—	—
Total Investments	$46,496,680	$46,496,680	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value - Affiliated	$46,420,512
Investments, at value - Unaffiliated	76,168
Total investments, at value	46,496,680
Receivables:
Reclaims	3,376
Dividends	245
Total Assets	46,500,301

LIABILITIES:
Investment advisory fees payable	6,341
Total Liabilities	6,341
NET ASSETS	$46,493,960

NET ASSETS consist of:
Paid-in capital	$57,563,626
Par value	10,500
Accumulated distributable earnings (loss)	(11,080,166)
NET ASSETS	$46,493,960
NET ASSET VALUE, per share	$44.28
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,050,002
Investments, at cost - Affiliated	$46,823,124
Investments, at cost - Unaffiliated	$76,168
Total investments, at cost	$46,899,292
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends - Affiliated	$1,096,528
Dividends - Unaffiliated	1,328
Foreign withholding tax	(352)
Total investment income	1,097,504

EXPENSES:
Investment advisory fees	45,145
Total expenses	45,145
Less fees waived by the investment advisor	(7,275)
Net expenses	37,870
NET INVESTMENT INCOME (LOSS)	1,059,634

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(1,401,708)
In-kind redemptions - Affiliated	58,858
Foreign currency transactions	4
Net realized gain (loss)	(1,342,846)
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	1,302,977
Foreign currency translation	26
Net change in unrealized appreciation (depreciation)	1,303,003
NET REALIZED AND UNREALIZED GAIN (LOSS)	(39,843)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,019,791
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$1,059,634	$1,708,711
Net realized gain (loss)	(1,342,846)	(776,281)
Net change in unrealized appreciation (depreciation)	1,303,003	2,457,956
Net increase (decrease) in net assets resulting from operations	1,019,791	3,390,386

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,058,252)	(1,714,674)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,441,753	15,510,735
Cost of shares redeemed	(4,436,486)	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,267	15,510,735
Total increase (decrease) in net assets	(33,194)	17,186,447

NET ASSETS:
Beginning of period	46,527,154	29,340,707
End of period	$46,493,960	$46,527,154

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,050,002	700,002
Shares sold	100,000	350,000
Shares redeemed	(100,000)	—
Shares outstanding, end of period	1,050,002	1,050,002
See Notes to Financial Statements

First Trust High Income Strategic Focus ETF (HISF)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.31	$41.92	$43.51	$50.34	$44.98	$50.62
Income from investment operations:
Net investment income (loss)	1.03 (a)	2.09 (a)	1.59 (a)	0.99	1.47	1.46
Net realized and unrealized gain (loss)	(0.04)	2.36	(1.32)	(6.12)	5.80 (b)	(5.07)
Total from investment operations	0.99	4.45	0.27	(5.13)	7.27	(3.61)
Distributions paid to shareholders from:
Net investment income	(1.02)	(2.06)	(1.86)	(1.70)	(1.91)	(1.97)
Return of capital	—	—	—	—	—	(0.06)
Total distributions	(1.02)	(2.06)	(1.86)	(1.70)	(1.91)	(2.03)
Net asset value, end of period	$44.28	$44.31	$41.92	$43.51	$50.34	$44.98
Total return (c)	2.27%	10.73%	0.52%	(10.38)%	16.33% (b)	(7.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$46,494	$46,527	$29,341	$39,162	$70,477	$60,719
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.46%	0.85%	0.85%
Ratio of net expenses to average net assets (d)	0.17% (e)	0.19%	0.20%	0.30%	0.42%	0.46%
Ratio of net investment income (loss) to average net assets (d)	4.69% (e)	4.72%	3.60%	2.83%	2.94%	3.08%
Portfolio turnover rate (f)	28%	36%	38% (g)	149%	101%	118%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $1,758 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective February 28, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

Notes to Financial Statements
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust High Income Strategic Focus ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “HISF” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to seek risk-adjusted income. The Fund’s secondary investment objective is capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of U.S.-listed exchange-traded funds (“Underlying ETFs”) that is designed to follow the High Income Model (the “High Income Model”) developed by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund, through its investments in the Underlying ETFs comprising the High Income Model, seeks to provide investors with a diversified income stream by holding a blend of fixed income assets that are actively managed to seek levels of high income and total return. The High Income Model is principally composed of ETFs for which First Trust serves as investment advisor. Therefore, a significant portion of the ETFs in which the Fund invests are advised by First Trust. However, the Fund may also invest in ETFs other than First Trust ETFs.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)
unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)
D. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2025, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2025	Dividend Income
First Trust Core Investment Grade ETF	452,987	$—	$9,753,676	$(353,235)	$122,994	$2,882	$9,526,317	$121,475
First Trust Emerging Markets Local Currency Bond ETF	43,344	2,251,181	113,433	(1,127,284)	71,097	(105,198)	1,203,229	45,184
First Trust Intermediate Duration Investment Grade Corporate ETF	223,852	3,478,165	1,498,079	(332,523)	(18,349)	3,887	4,629,259	81,197
First Trust Limited Duration Investment Grade Corporate ETF	122,362	4,704,995	440,532	(2,826,181)	94	9,721	2,329,161	96,175
First Trust Long Duration Opportunities ETF	161,899	3,404,059	450,061	(404,566)	40,988	4,857	3,495,399	67,732
First Trust Low Duration Opportunities ETF	141,467	7,050,377	662,039	(832,194)	58,152	7,656	6,946,030	143,199
First Trust Preferred Securities and Income ETF	131,871	1,182,225	1,330,777	(165,533)	(69,844)	(213)	2,277,412	54,611
First Trust Tactical High Yield ETF	254,508	9,428,968	2,200,331	(1,097,389)	(70,995)	(10,816)	10,450,099	289,571
First Trust TCW Opportunistic Fixed Income ETF	127,081	14,977,825	737,157	(10,064,590)	1,168,840	(1,255,626)	5,563,606	197,384
		$46,477,795	$17,186,085	$(17,203,495)	$1,302,977	$(1,342,850)	$46,420,512	$1,096,528
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,714,674
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$1,121
Accumulated capital and other gain (loss)	(9,134,001)
Net unrealized appreciation (depreciation)	(1,908,825)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $9,134,001 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$46,899,292	$242,880	$(645,492)	$(402,612)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
Pursuant to contractual agreement, First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses but including acquired fund fees and expenses) exceed 0.87% of its average daily net assets (the “Expense Cap”) at least through March 1, 2026. Expenses reimbursed and fees waived under such agreement are not subject to recovery by First Trust.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $12,751,426 and $12,772,799, respectively.
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $4,434,659 and $4,430,696, respectively.

Notes to Financial Statements (Continued)
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust High Income Strategic Focus ETF (HISF)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

First Trust Low Duration Opportunities ETF (LMBS)

First Trust Low Duration Opportunities ETF (LMBS)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Low Duration Opportunities ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 82.7%
	Collateralized Mortgage Obligations — 41.9%
	Federal Home Loan Mortgage Corporation
$387	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	$23
1,544	Series 1998-2102, Class Z	6.00%	12/15/28	1,568
113,359	Series 2002-2410, Class OG	6.38%	02/15/32	116,034
56,298	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (a)	3.44%	01/15/29	2,983
103,469	Series 2003-2557, Class HL	5.30%	01/15/33	104,554
66,355	Series 2003-2564, Class AC	5.50%	02/15/33	68,421
157,192	Series 2003-2574, Class PE	5.50%	02/15/33	163,018
63,939	Series 2003-2577, Class LI, IO	5.50%	02/15/33	6,705
558,000	Series 2003-2581, Class LL	5.25%	03/15/33	572,306
7,500	Series 2003-2597, Class AE	5.50%	04/15/33	7,536
770,000	Series 2003-2613, Class LL	5.00%	05/15/33	784,471
297,248	Series 2003-2626, Class ZW	5.00%	06/15/33	301,091
648,001	Series 2003-2626, Class ZX	5.00%	06/15/33	636,023
192,382	Series 2004-2793, Class PE	5.00%	05/15/34	196,681
751,311	Series 2004-2891, Class ZA	6.50%	11/15/34	806,439
208,345	Series 2004-2907, Class DZ	4.00%	12/15/34	205,230
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	801,771
69,459	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (a)	2.23%	08/15/35	7,001
1,335,363	Series 2005-3054, Class ZW	6.00%	10/15/35	1,411,258
26,119	Series 2005-3074, Class ZH	5.50%	11/15/35	26,450
97,672	Series 2006-243, Class 11, IO, STRIPS (b)	7.00%	08/15/36	11,536
81,265	Series 2006-3117, Class ZU	6.00%	02/15/36	88,096
3,353,682	Series 2006-3196, Class ZK	6.50%	04/15/32	3,517,302
24,042	Series 2007-3274, Class B	6.00%	02/15/37	25,566
136,306	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (c)	0.00%	05/15/37	120,523
29,460	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (c)	4.76%	07/15/37	29,028
41,671	Series 2007-3360, Class CB	5.50%	08/15/37	43,824
45,811	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (c)	4.81%	11/15/36	44,689
131,091	Series 2008-3406, Class B	6.00%	01/15/38	136,381
73,218	Series 2008-3413, Class B	5.50%	04/15/37	77,092
131,163	Series 2008-3420, Class AZ	5.50%	02/15/38	131,360
103,391	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.59%	05/15/38	1,352
1,049,395	Series 2009-3542, Class ZP	5.00%	06/15/39	1,071,867
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	175,373
874,078	Series 2009-3563, Class ZP	5.00%	08/15/39	873,137
617,855	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (a)	2.34%	09/15/39	43,729
39,003	Series 2009-3585, Class QZ	5.00%	08/15/39	34,275
77,345	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (c)	4.46%	12/15/37	69,589
265,821	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	03/15/36	263,493
859,135	Series 2009-3605, Class NC	5.50%	06/15/37	901,976
454,269	Series 2010-3622, Class PB	5.00%	01/15/40	467,014
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$107,000	Series 2010-3645, Class WD	4.50%	02/15/40	$105,686
323,140	Series 2010-3667, Class PL	5.00%	05/15/40	323,538
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	546,208
25,634	Series 2010-3735, Class IK, IO (d)	3.50%	10/15/25	128
36,398	Series 2010-3735, Class JI, IO	4.50%	10/15/30	2,545
163,288	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	10/15/40	17,940
171,331	Series 2010-3770, Class GZ	4.50%	10/15/40	149,287
2,000,285	Series 2011-3796, Class PB	5.00%	01/15/41	2,035,890
2,423,226	Series 2011-3820, Class NC	4.50%	03/15/41	2,397,333
1,309,672	Series 2011-3895, Class PW	4.50%	07/15/41	1,298,076
2,101,614	Series 2011-3925, Class ZD	4.50%	09/15/41	2,053,979
6,150,928	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	11/15/41	794,831
256,854	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	08/15/42	28,348
5,059,438	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	09/15/42	511,378
260,989	Series 2012-3999, Class WA (b)	5.55%	08/15/40	270,180
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,746,889
8,678	Series 2012-4012, Class GC	3.50%	06/15/40	8,632
14,704	Series 2012-4015, Class KB	1.75%	05/15/41	13,848
75,397	Series 2012-4021, Class IP, IO	3.00%	03/15/27	1,358
1,287,613	Series 2012-4026, Class GZ	4.50%	04/15/42	1,210,093
58,959	Series 2012-4030, Class IL, IO	3.50%	04/15/27	705
116,962	Series 2012-4054, Class AI, IO	3.00%	04/15/27	1,095
751,441	Series 2012-4090, Class YZ	4.50%	08/15/42	671,721
20,761	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	1.64%	08/15/42	2,438
1,896,518	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.59%	08/15/42	209,783
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,095,361
81,281	Series 2012-4103, Class HI, IO	3.00%	09/15/27	1,849
23,168	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (a)	1.69%	10/15/42	3,190
283,975	Series 2012-4121, Class HI, IO	3.50%	10/15/27	6,017
216,787	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (a)	4.50%	08/15/42	34,948
106,567	Series 2012-4145, Class YI, IO	3.00%	12/15/27	2,302
161,328	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	01/15/43	18,726
76,681	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	1,872
31,935	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	678
74,531	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	697
3,986,760	Series 2013-314, Class PO, PO, STRIPS	(e)	09/15/43	3,074,774
108,966	Series 2013-4151, Class DI, IO (d)	3.50%	11/15/31	620
5,753,763	Series 2013-4170, Class CO, PO	(e)	11/15/32	5,136,344
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	804,112
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	704,404
1,099,866	Series 2013-4193, Class AI, IO	3.00%	04/15/28	30,698
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$826,035	Series 2013-4193, Class PB	4.00%	04/15/43	$725,278
20,899,554	Series 2013-4199, Class BZ	3.50%	05/15/43	19,461,153
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	435,676
17,848,991	Series 2013-4213, Class GZ	3.50%	06/15/43	16,900,969
14,870,850	Series 2013-4218, Class ZK	2.50%	02/15/43	11,740,612
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,886,316
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (a)	0.00%	01/15/43	6,588
2,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,322,525
16,963,415	Series 2014-4316, Class BZ	3.00%	03/15/44	15,489,311
3,519,527	Series 2014-4316, Class XZ	4.50%	03/15/44	3,496,730
7,297,675	Series 2014-4329, Class VZ	4.00%	04/15/44	7,107,655
922,063	Series 2014-4387, Class IE, IO	2.50%	11/15/28	19,262
14,019,174	Series 2015-4499, Class CZ	3.50%	08/15/45	12,135,441
375,619	Series 2015-4512, Class W (b) (f)	5.41%	05/15/38	390,920
54,517	Series 2015-4520, Class AI, IO	3.50%	10/15/35	4,898
308,770	Series 2016-4546, Class PZ	4.00%	12/15/45	226,425
522,670	Series 2016-4546, Class ZT	4.00%	01/15/46	382,358
160,437	Series 2016-4568, Class MZ	4.00%	04/15/46	109,949
8,214,015	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.54%	04/15/46	926,857
7,863,325	Series 2016-4587, Class ZH	4.00%	03/15/44	7,382,877
757,165	Series 2016-4591, Class GI, IO	4.00%	12/15/44	84,768
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	697,481
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (a)	0.00%	08/15/43	74,879
94,626	Series 2016-4609, Class YI, IO	4.00%	04/15/54	2,634
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	496,135
2,268,398	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (a)	1.74%	04/15/48	280,446
13,116,279	Series 2018-4798, Class GZ	4.00%	06/15/48	12,404,551
476,800	Series 2018-4842, Class FA, 30 Day Average SOFR + CSA + 0.35% (c)	4.81%	11/15/48	462,247
3,606,255	Series 2019-4872, Class BZ	4.00%	04/15/49	3,244,447
2,960,837	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	08/25/49	2,868,601
5,497,371	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.59%	06/15/49	724,568
8,665,259	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	09/25/49	8,383,772
8,894,201	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	11/25/49	8,625,252
9,995,246	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	09/25/49	9,679,170
7,410,714	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	12/25/49	7,292,209
7,150,255	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.53%	12/25/49	868,988
2,276,736	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	01/25/50	2,206,044
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$7,619,515	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.53%	01/25/50	$885,974
15,040,155	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	03/25/50	14,632,900
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,722,083
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	640,324
4,473,472	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/49	4,321,317
13,488,658	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	13,007,686
29,499,354	Series 2020-4991, Class DA	2.00%	02/25/44	28,008,350
7,415,712	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	01/25/50	7,161,266
29,582,039	Series 2020-5001, Class A	2.00%	01/25/45	27,714,087
4,141,424	Series 2020-5002, Class FJ, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	4,032,350
32,862,873	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (c)	4.82%	07/25/50	31,413,525
24,941,428	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	08/25/50	23,879,629
3,589,427	Series 2018-4826, Class ME	3.50%	09/15/48	3,254,745
9,342,638	Series 2020-5034, Class IO, IO (b)	2.46%	10/15/45	691,664
2,198,577	Series 2018-4833, Class PY	4.00%	10/15/48	2,064,383
15,971,818	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (c)	4.60%	11/25/50	15,009,106
16,232,023	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (c)	4.65%	11/25/50	15,328,401
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,690,458
17,889,484	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (c)	4.65%	03/25/52	17,216,452
3,116,982	Series 2022-5202, Class NV	3.00%	01/25/37	2,885,258
12,643,646	Series 2022-5208, Class HZ	3.50%	03/25/52	10,916,484
14,655,089	Series 2022-5208, Class Z	3.00%	04/25/52	11,398,852
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,536,563
13,315,931	Series 2022-5220, Class KZ	4.00%	02/25/51	11,978,003
5,673,336	Series 2022-5221, Class VE	3.50%	07/25/33	5,450,592
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	30,939,880
5,409,387	Series 2022-5222, Class BZ	3.50%	05/25/37	5,058,117
5,697,336	Series 2022-5222, Class DP	3.25%	05/25/52	5,500,437
4,053,376	Series 2022-5224, Class BE	3.50%	08/25/44	3,960,064
14,380,622	Series 2022-5224, Class DZ	4.00%	04/25/52	12,942,283
26,512,410	Series 2022-5224, Class HL	4.00%	04/25/52	24,450,362
11,677,832	Series 2022-5225, Class HZ	4.00%	08/25/51	10,033,639
15,548,674	Series 2022-5225, Class NZ	4.00%	05/25/52	13,430,122
9,174,762	Series 2022-5228, Class DZ	4.50%	06/25/52	8,162,258
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,668,536
9,012,195	Series 2022-5232, Class GO, PO	(e)	08/25/51	3,943,273
9,385,014	Series 2022-5255, Class KZ	4.00%	09/25/52	7,922,603
28,982,146	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (c)	5.10%	09/25/52	28,589,974
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,871,161
9,637,347	Series 2022-5282, Class MB	4.75%	06/25/42	9,569,064
2,809,009	Series 2023-5339, Class GO, PO	(e)	09/25/53	2,353,578
21,489,605	Series 2023-5350, Class PO, PO	(e)	11/25/53	18,146,646
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$6,432,820	Series 2023-5357, Class OB, PO	(e)	11/25/53	$5,203,945
5,231,002	Series 2024-413, Class PO, PO, STRIPS	(e)	05/25/54	4,519,242
19,968,839	Series 2024-5410, Class PO, PO	(e)	05/25/54	15,496,504
24,055,627	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (c)	5.45%	11/25/54	23,856,326
34,190,876	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (c)	5.65%	12/25/54	34,136,416
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
3,750,356	Series 2018-2, Class MA	3.50%	11/25/57	3,612,743
24,644,100	Series 2018-4, Class MA	3.50%	03/25/58	23,717,681
19,057,281	Series 2019-1, Class MA	3.50%	07/25/58	18,311,551
18,179,029	Series 2019-2, Class MA	3.50%	08/26/58	17,352,678
13,265,156	Series 2019-2, Class MV	3.50%	08/25/58	12,231,011
9,830,283	Series 2019-3, Class HA	3.00%	10/25/58	9,215,505
9,697,633	Series 2019-3, Class MV	3.50%	10/25/58	9,026,317
3,113,637	Series 2019-4, Class MA	3.00%	02/25/59	2,893,373
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
13,575,389	Series 2019-2, Class A1C	2.75%	09/25/29	12,929,921
11,000,000	Series 2019-2, Class A2C	2.75%	09/25/29	10,239,017
3,276,421	Series 2019-3, Class A1C	2.75%	11/25/29	3,116,839
4,135,471	Series 2021-1, Class A1D	2.00%	05/26/31	3,837,086
19,131,011	Series 2021-1, Class AC	2.25%	05/26/31	17,475,823
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	9,227,517
25,229,411	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (c) (g)	5.60%	10/25/34	25,201,012
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
6,525,075	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (c) (g)	5.60%	05/25/44	6,524,847
8,000,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (c) (g)	6.35%	03/25/44	8,025,968
2,337,500	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	5.30%	01/25/45	2,327,428
4,437,500	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	5.30%	02/25/45	4,417,026
	Federal National Mortgage Association
2,467	Series 1996-51, Class AY, IO	7.00%	12/18/26	51
1,565	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (a)	3.64%	08/18/31	34
943	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (a)	8.50%	09/25/31	944
3,560	Series 2002-22, Class G	6.50%	04/25/32	3,727
82,417	Series 2002-80, Class CZ	4.50%	09/25/32	79,100
42,338	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	6,117
38,027	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	4,009
91,969	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	9,981
4,919	Series 2003-14, Class AT	4.00%	03/25/33	4,857
14,494	Series 2003-21, Class OA	4.00%	03/25/33	14,275
40,579	Series 2003-32, Class UI, IO	6.00%	05/25/33	6,021
215,830	Series 2003-45, Class JB	5.50%	06/25/33	222,847
6,208	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (c)	4.77%	11/25/27	6,192
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$355,000	Series 2003-71, Class NH	4.29%	08/25/33	$347,995
125,487	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	15,763
23,717	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	2,627
36,283	Series 2003-348, Class 18, IO, STRIPS (b)	7.50%	12/25/33	4,714
145,150	Series 2004-25, Class LC	5.50%	04/25/34	151,236
158,323	Series 2004-25, Class UC	5.50%	04/25/34	164,961
50,650	Series 2004-28, Class ZH	5.50%	05/25/34	50,368
246,631	Series 2004-60, Class AC	5.50%	04/25/34	245,584
859,932	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (a)	2.13%	02/25/35	73,469
177,778	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (a)	0.40%	07/25/33	1,160
68,098	Series 2005-29, Class ZT	5.00%	04/25/35	66,837
39,727	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (a)	2.23%	05/25/35	3,493
363,674	Series 2005-52, Class TZ	6.50%	06/25/35	389,570
1,297,174	Series 2005-57, Class KZ	6.00%	07/25/35	1,324,390
22,793	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (a)	1.62%	09/25/35	1,989
1,885,621	Series 2005-86, Class WZ	5.50%	10/25/35	1,915,780
67,464	Series 2005-95, Class WZ	6.00%	11/25/35	69,643
65,372	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	8,678
52,202	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	7,488
24,428	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (c)	6.45%	02/25/35	24,598
11,028,852	Series 2006-5, Class N2, IO (d) (f) (h)	0.00%	02/25/35	0
127,377	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (c)	4.82%	12/25/36	125,625
1,210,969	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (c)	4.51%	12/25/36	1,183,503
26,687	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (a)	2.11%	03/25/36	3,126
238,637	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (a)	2.21%	11/25/30	10,480
31,178	Series 2006-31, Class PZ	6.00%	05/25/36	32,746
27,801	Series 2006-85, Class MZ	6.50%	09/25/36	29,435
313,274	Series 2007-7, Class KA	5.75%	08/25/36	317,546
187,431	Series 2007-116, Class PB	5.50%	08/25/35	195,774
42,388	Series 2007-117, Class MD	5.50%	07/25/37	43,890
17,310	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (c)	4.80%	04/25/37	17,005
974,232	Series 2007-57, Class ZG	4.75%	06/25/37	953,651
633,423	Series 2007-60, Class ZS	4.75%	07/25/37	620,576
446,727	Series 2007-68, Class AE	6.50%	07/25/37	469,523
1,774,168	Series 2007-W10, Class 3A (f)	4.83%	06/25/47	1,830,820
140,899	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (c)	5.02%	02/25/38	135,596
16,151	Series 2008-8, Class ZA	5.00%	02/25/38	15,779
2,873	Series 2008-17, Class IP, IO	6.50%	02/25/38	83
1,613,490	Series 2009-37, Class NZ	5.71%	02/25/37	1,632,610
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	$4,434,919
1,984,343	Series 2009-85, Class J	4.50%	10/25/39	1,986,270
137,936	Series 2009-91, Class HL	5.00%	11/25/39	141,062
97,000	Series 2009-92, Class DB	5.00%	11/25/39	97,901
958,620	Series 2009-103, Class PZ	6.00%	12/25/39	997,663
106,899	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (a)	1.78%	01/25/40	9,569
311,487	Series 2009-109, Class PZ	4.50%	01/25/40	294,121
40,916	Series 2009-115, Class HZ	5.00%	01/25/40	41,185
224,158	Series 2010-3, Class DZ	4.50%	02/25/40	208,506
108,757	Series 2010-21, Class KO, PO	(e)	03/25/40	95,458
500,000	Series 2010-35, Class EP	5.50%	04/25/40	503,054
228,212	Series 2010-38, Class KC	4.50%	04/25/40	228,008
262,897	Series 2010-45, Class WB	5.00%	05/25/40	264,254
239,342	Series 2010-68, Class BI, IO	5.50%	07/25/50	63,350
62,056	Series 2010-115, Class PO, PO	(e)	04/25/40	54,489
146,321	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.53%	11/25/40	7,753
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,695,899
120,976	Series 2011-9, Class AZ	5.00%	05/25/40	122,117
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,569,343
61,832	Series 2011-30, Class LS, IO (b)	2.01%	04/25/41	4,057
151,440	Series 2011-30, Class ZB	5.00%	04/25/41	149,596
221,627	Series 2011-52, Class GB	5.00%	06/25/41	226,312
116,717	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (a)	4.50%	12/25/33	12,859
227,525	Series 2011-101, Class EI, IO	3.50%	10/25/26	1,908
750,000	Series 2011-105, Class MB	4.00%	10/25/41	670,042
2,009,791	Series 2011-111, Class PZ	4.50%	11/25/41	1,970,464
1,952,323	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (a)	2.18%	03/25/41	105,972
776,952	Series 2012-39, Class PB	4.25%	04/25/42	750,511
411,740	Series 2012-52, Class BZ	4.00%	05/25/42	374,010
33,425	Series 2012-66, Class DI, IO	3.50%	06/25/27	687
786,606	Series 2012-103, Class HI, IO	3.00%	09/25/27	15,445
108,984	Series 2012-118, Class IB, IO	3.50%	11/25/42	16,563
5,486,509	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	1.63%	11/25/42	701,882
435,138	Series 2012-133, Class KO, PO	(e)	12/25/42	216,982
431,753	Series 2012-138, Class MA	1.00%	12/25/42	366,261
693,588	Series 2012-146, Class QA	1.00%	01/25/43	593,656
212,301	Series 2012-409, Class 49, IO, STRIPS (b)	3.50%	11/25/41	30,467
236,551	Series 2012-409, Class 53, IO, STRIPS (b)	3.50%	04/25/42	33,977
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	473,065
124,485	Series 2013-13, Class IK, IO	2.50%	03/25/28	2,998
6,811,191	Series 2013-19, Class ZD	3.50%	03/25/43	6,036,865
54,714	Series 2013-23, Class ZB	3.00%	03/25/43	37,530
750,000	Series 2013-41, Class DB	3.00%	05/25/43	605,054
800,549	Series 2013-43, Class IX, IO	4.00%	05/25/43	152,754
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$420,440	Series 2013-52, Class MD	1.25%	06/25/43	$352,956
357,372	Series 2013-55, Class AI, IO	3.00%	06/25/33	30,133
142,554	Series 2013-70, Class JZ	3.00%	07/25/43	128,155
12,725,224	Series 2013-75, Class ZG	3.25%	07/25/43	10,505,740
379,979	Series 2013-105, Class BN	4.00%	05/25/43	332,523
103,391	Series 2013-105, Class KO, PO	(e)	10/25/43	90,757
195,852	Series 2013-106, Class KN	3.00%	10/25/43	152,601
14,653,686	Series 2013-115, Class Z	3.00%	11/25/33	14,151,307
37,398,294	Series 2013-119, Class VZ	3.00%	10/25/33	36,101,123
34,644,271	Series 2013-119, Class ZB	3.00%	12/25/33	33,461,280
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	972,827
19,114,102	Series 2013-136, Class DZ	3.00%	01/25/44	17,418,399
13,238,194	Series 2014-12, Class ZB	3.00%	03/25/39	12,507,653
25,189	Series 2014-29, Class GI, IO	3.00%	05/25/29	715
241,893	Series 2014-46, Class KA (b)	6.50%	08/25/44	104,000
32,474,881	Series 2014-60, Class EZ	3.00%	10/25/44	29,086,939
65,005	Series 2014-68, Class GI, IO	4.50%	10/25/43	3,639
665,212	Series 2014-82, Class GZ	4.00%	12/25/44	567,440
94,250	Series 2014-84, Class LI, IO	3.50%	12/25/26	981
875,000	Series 2015-16, Class MY	3.50%	04/25/45	751,421
12,867,867	Series 2015-49, Class LE	3.00%	07/25/45	12,416,625
7,140	Series 2015-93, Class KI, IO (d)	3.00%	09/25/44	36
5,099,906	Series 2016-2, Class EZ	2.50%	02/25/46	4,820,976
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,073,899
12,983,662	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (a)	1.53%	07/25/46	1,716,296
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,281,604
4,371,329	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (a)	1.63%	09/25/46	370,381
5,375,486	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	09/25/46	5,281,911
2,444,470	Series 2016-73, Class PI, IO	3.00%	08/25/46	419,359
277,575	Series 2016-74, Class HI, IO	3.50%	10/25/46	51,583
2,308,176	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	11/25/46	2,266,888
176,621	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (c)	4.89%	11/25/46	172,903
12,345,159	Series 2017-3, Class LZ	3.50%	02/25/47	10,997,940
6,149,656	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	1.58%	03/25/47	670,841
597,364	Series 2017-46, Class BY	3.00%	06/25/47	438,697
13,216,223	Series 2017-50, Class BZ	3.00%	07/25/47	11,536,743
4,431,800	Series 2017-84, Class ZK	3.50%	10/25/57	3,872,444
2,391,292	Series 2017-87, Class ZA	4.00%	11/25/57	1,993,196
2,835,358	Series 2018-17, Class Z	3.50%	03/25/48	2,351,219
941,987	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	4.77%	06/25/48	911,246
2,427,468	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (c)	4.82%	10/25/58	2,356,079
22,127,468	Series 2018-84, Class ZM	4.00%	11/25/48	20,615,843
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$3,188,175	Series 2018-86, Class DL	3.50%	12/25/48	$2,955,919
1,626,638	Series 2018-92, Class DB	3.50%	01/25/49	1,502,240
6,087,499	Series 2018-94, Class AZ	4.00%	01/25/49	5,795,915
9,170,602	Series 2019-17, Class GZ	4.00%	11/25/56	8,208,152
7,625,741	Series 2019-18, Class FL, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	05/25/49	7,492,208
3,633,715	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	07/25/49	3,539,331
3,499,718	Series 2019-33, Class FK, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	07/25/49	3,398,166
5,386,049	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	07/25/49	5,254,626
9,959,726	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	1.58%	08/25/49	1,014,753
14,587,991	Series 2019-70, Class WA, PO	(e)	11/25/42	12,639,265
9,119,008	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (a)	1.53%	02/25/50	1,290,204
12,855,348	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	03/25/50	12,441,681
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,690,392
4,261,969	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	04/25/50	4,118,651
15,120,104	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	06/25/50	14,564,760
6,053,280	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	06/25/50	5,820,953
11,968,111	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	11,641,247
4,906,851	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	4,708,034
10,868,693	Series 2020-93, Class NI, IO	3.00%	01/25/51	989,138
7,127,607	Series 2021-18, Class JC	1.50%	04/25/36	6,503,689
21,025,489	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (c)	5.17%	10/25/52	20,533,032
6,459,084	Series 2023-40, Class DO, PO	(e)	09/25/53	5,296,052
9,400,986	Series 2023-44, Class PO, PO	(e)	10/25/53	7,242,350
11,648,364	Series 2024-20, Class QZ	4.00%	10/25/45	10,430,422
10,659,399	Series 2024-20, Class ZA	4.00%	10/25/45	9,549,335
30,555,866	Series 2024-26, Class PO, PO	(e)	05/25/54	23,946,538
12,542,150	Series 2024-28, Class CZ	4.00%	05/25/44	11,307,838
4,918,651	Series 2024-39, Class AV	3.00%	11/25/33	4,666,684
4,453,030	Series 2024-56, Class EV	5.00%	08/25/35	4,505,875
4,822,530	Series 2024-56, Class JV	5.00%	08/25/35	4,879,314
5,473,357	Series 2024-60, Class GV	4.00%	11/25/35	5,427,293
5,402,908	Series 2024-60, Class VA	4.50%	10/25/35	5,331,287
2,239,036	Series 2024-74, Class VT	4.50%	11/25/35	2,221,798
22,708,992	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	5.50%	11/25/54	22,543,548
33,646,886	Series 2024-91, Class FL, 30 Day Average SOFR + 1.35% (c)	5.70%	12/25/54	33,642,791
22,902,758	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (c)	5.35%	11/25/54	22,779,947
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association Grantor Trust
$13,726,096	Series 2002-T8, Class A (f)	6.82%	07/25/32	$14,420,698
1,564,463	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.84%	05/25/35	1,498,591
	Government National Mortgage Association
100,699	Series 2003-4, Class MZ	5.50%	01/20/33	100,424
176,308	Series 2003-18, Class PG	5.50%	03/20/33	175,819
1,766,199	Series 2003-35, Class TZ	5.75%	04/16/33	1,761,790
148,439	Series 2003-62, Class MZ	5.50%	07/20/33	148,951
111,192	Series 2003-84, Class Z	5.50%	10/20/33	112,137
63,940	Series 2004-37, Class B	6.00%	04/17/34	64,695
365,264	Series 2004-49, Class MZ	6.00%	06/20/34	374,267
25,901	Series 2004-68, Class ZC	6.00%	08/20/34	26,270
31,244	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (a)	7.00%	09/20/34	31,637
146,621	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.66%	10/16/34	2,463
275,813	Series 2004-105, Class JZ	5.00%	12/20/34	273,831
170,791	Series 2004-105, Class KA	5.00%	12/16/34	170,659
274,669	Series 2005-3, Class JZ	5.00%	01/16/35	271,504
274,669	Series 2005-3, Class KZ	5.00%	01/16/35	271,656
79,448	Series 2005-33, Class AY	5.50%	04/16/35	79,613
71,891	Series 2005-41, Class PA	4.00%	05/20/35	70,802
1,386,733	Series 2005-78, Class ZA	5.00%	10/16/35	1,390,652
128,914	Series 2005-93, Class PO, PO	(e)	06/20/35	121,331
382,475	Series 2006-38, Class OH	6.50%	08/20/36	381,447
220,579	Series 2006-61, Class ZA	5.00%	11/20/36	219,900
534,961	Series 2007-16, Class OZ	6.00%	04/20/37	543,438
85,295	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	1.77%	05/20/37	2,954
66,340	Series 2007-41, Class OL, PO	(e)	07/20/37	61,986
128,852	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (a)	2.32%	07/20/37	6,183
392,182	Series 2007-71, Class ZD	6.00%	11/20/37	391,639
173,600	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (c)	4.78%	12/20/37	173,477
65,373	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (a)	3.26%	04/16/38	4,026
335,110	Series 2008-47, Class ML	5.25%	06/16/38	341,982
97,634	Series 2008-54, Class PE	5.00%	06/20/38	98,291
283,794	Series 2008-71, Class JI, IO	6.00%	04/20/38	2,793
77,389	Series 2009-14, Class KI, IO	6.50%	03/20/39	5,027
25,393	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (a)	1.87%	03/20/39	936
60,062	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (a)	3.17%	09/20/38	2,330
2,095,265	Series 2009-29, Class PC	7.00%	05/20/39	2,212,883
479,427	Series 2009-32, Class SZ	5.50%	05/16/39	497,843
3,732,339	Series 2009-57, Class VB	5.00%	06/16/39	3,738,780
341,612	Series 2009-61, Class PZ	7.50%	08/20/39	368,448
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$6,026,858	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	1.81%	11/16/35	$550,775
777,116	Series 2009-69, Class ZB	6.00%	08/20/39	782,057
455,000	Series 2009-75, Class JN	5.50%	09/16/39	451,600
719,611	Series 2009-78, Class KZ	5.50%	09/16/39	724,545
69,514	Series 2009-79, Class OK, PO	(e)	11/16/37	60,996
169,320	Series 2009-81, Class TZ	5.50%	09/20/39	170,357
62,556	Series 2009-94, Class AL	5.00%	10/20/39	63,348
2,489,770	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.67%	04/20/36	122,137
58,256	Series 2009-106, Class WZ	5.50%	11/16/39	57,596
732,000	Series 2009-126, Class LB	5.00%	12/20/39	735,808
9,479	Series 2010-4, Class WA	3.00%	01/16/40	9,127
1,104,581	Series 2010-59, Class ZD	6.50%	05/20/40	1,179,710
796,841	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	2.17%	07/20/37	33,081
89,000	Series 2010-116, Class BM	4.50%	09/16/40	85,849
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,411,886
447,489	Series 2010-157, Class OP, PO	(e)	12/20/40	384,610
313,554	Series 2011-4, Class PZ	5.00%	01/20/41	314,235
771,202	Series 2011-35, Class BP	4.50%	03/16/41	766,394
80,943	Series 2011-48, Class LI, IO	5.50%	01/16/41	5,504
4,171,988	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (a)	2.04%	02/20/38	116,437
30,668	Series 2011-63, Class BI, IO	6.00%	02/20/38	302
970,639	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (a)	0.62%	07/20/35	3,617
29,305	Series 2011-112, Class IP, IO (d)	0.50%	08/16/26	20
239,265	Series 2011-129, Class CL	5.00%	03/20/41	236,938
27,899	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (a)	3.50%	04/20/41	2,648
4,864,708	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.66%	07/16/42	393,131
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51%, 0.00% Floor (a)	0.00%	07/16/42	4,163,531
251,623	Series 2012-108, Class KB	2.75%	09/16/42	195,447
842,859	Series 2012-143, Class TI, IO	3.00%	12/16/27	16,447
1,079,229	Series 2012-149, Class PC (b)	6.30%	12/20/42	1,127,480
49,793	Series 2013-5, Class IA, IO	3.50%	10/16/42	6,070
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,850,323
109,189	Series 2013-69, Class PI, IO	5.00%	05/20/43	9,187
953,680	Series 2013-70, Class PM	2.50%	05/20/43	753,782
606,612	Series 2013-91, Class PB	3.50%	09/20/42	600,279
599,955	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.67%	09/20/43	77,297
688,000	Series 2013-183, Class PB	4.50%	12/20/43	657,395
662,865	Series 2014-44, Class IC, IO	3.00%	04/20/28	12,814
4,495,822	Series 2014-44, Class ID, IO (b) (f)	0.33%	03/16/44	39,622
13,298	Series 2014-91, Class JI, IO	4.50%	01/20/40	717
662,445	Series 2014-94, Class Z	4.50%	01/20/44	641,910
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$2,008,947	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (a)	1.17%	08/20/44	$192,138
779,836	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	1.82%	05/20/44	87,875
11,307,643	Series 2015-24, Class BZ	3.00%	02/20/45	10,132,077
3,190,417	Series 2015-66, Class LI, IO	5.00%	05/16/45	266,496
5,303	Series 2015-95, Class IK, IO (b) (d)	0.00%	05/16/37	0
5,591,362	Series 2015-123, Class ZA	3.50%	09/20/45	5,189,619
269,485	Series 2015-137, Class WA (b) (f)	5.55%	01/20/38	279,004
194,109	Series 2015-138, Class MI, IO	4.50%	08/20/44	15,608
25,429	Series 2015-151, Class KW (b)	4.23%	04/20/34	25,154
28,088,112	Series 2015-164, Class MZ	3.00%	09/20/45	21,704,827
210,573	Series 2016-16, Class KZ	3.00%	02/16/46	165,725
8,981,396	Series 2016-20, Class FN, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.83%	02/20/46	8,797,239
4,838,273	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (c)	4.91%	11/20/43	4,753,115
12,188	Series 2016-55, Class PB (b)	5.45%	03/20/31	12,358
690,542	Series 2016-69, Class WI, IO	4.50%	05/20/46	146,119
1,923,801	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (a)	1.57%	05/20/40	180,153
338,354	Series 2016-78, Class UI, IO	4.00%	06/20/46	61,322
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	6,021,055
221,623	Series 2016-99, Class JA (b)	5.49%	11/20/45	230,632
1,124,981	Series 2016-109, Class ZM	3.50%	08/20/36	1,025,887
4,474,712	Series 2016-111, Class PI, IO	3.50%	06/20/45	571,993
5,616,920	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.67%	09/20/46	839,766
464,000	Series 2016-141, Class PC	5.00%	10/20/46	445,904
354,763	Series 2016-145, Class LZ	3.00%	10/20/46	247,040
6,279,834	Series 2016-156, Class ZM	3.50%	11/20/46	5,710,481
303,000	Series 2016-160, Class LE	2.50%	11/20/46	207,761
136,592	Series 2016-167, Class KI, IO	6.00%	12/16/46	15,640
1,687,831	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.67%	01/20/47	238,294
1,074,268	Series 2017-17, Class KZ	4.50%	02/20/47	968,027
2,718,805	Series 2017-32, Class DI, IO	5.50%	05/20/35	305,275
6,614,151	Series 2017-33, Class PZ	3.00%	02/20/47	5,522,180
3,027,007	Series 2017-56, Class BI, IO	6.00%	04/16/47	407,468
2,822,252	Series 2017-123, Class IO, IO	5.00%	08/16/47	523,126
3,518,790	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	1.76%	08/16/47	397,547
2,350,555	Series 2017-133, Class JI, IO	7.00%	06/20/41	245,971
2,615,691	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (a)	0.50%	05/20/40	31,134
974,088	Series 2018-44, Class Z	2.50%	09/20/47	713,705
3,392,191	Series 2018-79, Class IO, IO	5.00%	06/20/48	435,426
4,105,511	Series 2018-131, Class IA, IO	5.00%	04/20/44	659,590
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,131,033
6,137,221	Series 2018-155, Class KD	4.00%	11/20/48	5,824,289
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,385,962	Series 2018-160, Class GY	4.50%	11/20/48	$3,208,215
5,834,161	Series 2018-78I, Class EZ	3.00%	04/20/48	5,324,518
797,272	Series 2019-27, Class DI, IO	5.50%	01/20/40	115,186
7,945,785	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (c)	4.00%	10/20/49	7,430,535
1,805,860	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (a)	0.00%	10/20/49	27,712
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	624,134
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,726,809
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,515,329
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,427,716
5,559,205	Series 2021-46, Class IL, IO	3.00%	03/20/51	679,550
34,877,501	Series 2022-63, Class AZ	3.00%	08/20/51	27,922,422
18,108,402	Series 2022-63, Class BZ	3.50%	11/20/46	15,150,541
20,656,144	Series 2022-63, Class HZ	2.50%	11/20/51	14,785,606
11,954,933	Series 2022-63, Class MZ	3.00%	05/20/51	8,883,321
16,953,958	Series 2022-65, Class BZ	3.50%	04/20/52	13,168,241
7,754,271	Series 2022-68, Class DZ	3.50%	04/20/52	5,825,133
13,515,282	Series 2022-68, Class MZ	3.50%	04/20/52	10,480,943
17,416,809	Series 2022-68, Class XA	3.50%	02/20/49	16,801,656
13,951,725	Series 2022-68, Class Z	3.50%	04/20/52	11,196,522
18,758,330	Series 2022-68, Class ZC	3.50%	04/20/52	14,276,192
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,169,588
12,534,023	Series 2022-76, Class PG	4.00%	04/20/52	12,331,032
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,287,154
15,118,099	Series 2022-90, Class KZ	3.00%	04/20/51	11,156,743
9,025,108	Series 2022-90, Class ZG	1.50%	02/20/52	4,528,694
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	19,215,406
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,305,910
23,600,000	Series 2022-139, Class AL	4.00%	07/20/51	21,360,129
8,294,085	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (c)	4.80%	08/20/52	8,034,300
10,614,923	Series 2022-154, Class EZ	3.50%	09/20/52	8,427,343
11,106,000	Series 2022-191, Class BY	4.00%	08/20/41	10,544,816
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,322,621
10,738,770	Series 2023-81, Class YD	4.00%	06/20/53	9,594,515
9,744,401	Series 2024-125, Class NV	5.00%	08/20/35	9,888,602
11,685,069	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (c)	5.50%	11/20/54	11,635,473
11,004,238	Series 2025-41, Class HV	4.50%	02/20/36	10,729,121
23,372,019	Series 2025-JP7382, Class SB (a) (h) (i)	0.00%	01/01/55	21,940,483
				2,070,920,739
	Commercial Mortgage-Backed Securities — 10.6%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (b)	1.82%	09/27/28	4,056,941
150,334,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	13,555,121
37,600,000	Series 2020-RR09, Class AX, IO (b)	2.63%	11/27/28	2,854,521
47,500,000	Series 2020-RR09, Class BX, IO (b)	2.20%	02/27/29	3,367,232
96,907,000	Series 2020-RR10, Class X, IO (b)	2.01%	12/27/27	3,396,993
112,919,000	Series 2020-RR11, Class AX, IO (b)	2.84%	01/27/29	8,108,578
44,041,372	Series 2020-RR11, Class BX, IO (b)	2.44%	12/27/28	1,856,463
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multiclass Certificates (Continued)
$34,897,468	Series 2020-RR14, Class X, IO (f)	2.13%	03/27/34	$4,865,761
33,204,591	Series 2021-P009, Class X, IO (f)	1.43%	01/25/31	1,025,617
3,938,890	Series 2021-P011, Class X1, IO (f)	1.76%	09/25/45	431,476
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	10,899,824
100,924,000	Series 2021-RR18, Class X, IO (f)	1.90%	10/27/28	4,704,880
20,098,730	Series 2021-RR19, Class X, IO (f)	2.01%	04/27/29	1,104,128
55,000,000	Series 2021-RR20, Class X, IO (f)	1.85%	04/25/33	6,362,807
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
128,644,992	Series 2015-K047, Class X3, IO (f)	1.54%	06/25/43	7,809
268,770,533	Series 2016-KIR1, Class X, IO (f)	1.15%	03/25/26	1,650,923
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,659,514
1,781,467	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (c)	4.88%	10/25/28	1,776,583
72,511,834	Series 2019-K097, Class X1, IO (f)	1.21%	07/25/29	2,811,175
56,531,555	Series 2019-K099, Class X1, IO (f)	1.00%	09/25/29	1,821,051
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.26%	09/25/29	2,534,769
123,557,564	Series 2019-K100, Class X1, IO (f)	0.77%	09/25/29	3,026,530
68,309,795	Series 2019-K101, Class X1, IO (b)	0.94%	10/25/29	2,148,821
64,993,000	Series 2019-K102, Class XAM, IO (b)	1.20%	10/25/29	2,754,239
59,029,000	Series 2019-K103, Class XAM, IO (f)	1.02%	11/25/29	2,155,904
28,417,240	Series 2019-K1510, Class X1, IO (f)	0.64%	01/25/34	842,145
15,585,335	Series 2019-K1511, Class X1, IO (f)	0.93%	03/25/34	736,814
156,348,456	Series 2019-K1512, Class X1, IO (f)	1.05%	04/25/34	8,353,229
56,339,791	Series 2019-K1513, Class X1, IO (f)	0.99%	08/25/34	3,013,739
96,780,183	Series 2019-K734, Class X1, IO (f)	0.77%	02/25/26	260,213
68,018,000	Series 2019-K734, Class XAM, IO (f)	0.54%	02/25/26	240,525
40,534,800	Series 2019-K735, Class X1, IO (f)	1.10%	05/25/26	296,386
47,620,890	Series 2019-K736, Class X1, IO (f)	1.38%	07/25/26	557,350
9,669,038	Series 2019-KJ24, Class A2	2.82%	09/25/27	9,471,574
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,831,131
35,529,637	Series 2020-K109, Class XAM, IO (f)	1.91%	04/25/30	2,749,774
114,400,427	Series 2020-K110, Class X1, IO (f)	1.76%	04/25/30	7,407,142
24,006,055	Series 2020-K110, Class XAM, IO (f)	1.95%	04/25/30	1,899,866
29,273,633	Series 2020-K112, Class XAM, IO (f)	1.77%	05/25/30	2,171,752
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.69%	06/25/30	5,819,379
53,269,611	Series 2020-K114, Class XAM, IO (f)	1.44%	06/25/30	3,215,087
157,437,489	Series 2020-K115, Class X1, IO (f)	1.42%	06/25/30	8,825,584
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.65%	07/25/30	3,892,401
71,895,763	Series 2020-K116, Class X1, IO (f)	1.52%	07/25/30	4,221,964
55,652,865	Series 2020-K116, Class XAM, IO (f)	1.70%	08/25/30	4,092,300
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,961,006
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.53%	09/25/30	4,249,172
76,656,617	Series 2020-K118, Class X1, IO (f)	1.04%	09/25/30	3,200,046
37,151,661	Series 2020-K118, Class XAM, IO (f)	1.26%	09/25/30	2,037,962
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.23%	10/25/30	2,724,904
77,535,017	Series 2020-K120, Class XAM, IO (f)	1.31%	10/25/30	4,448,463
24,471,000	Series 2020-K121, Class XAM, IO (f)	1.29%	11/25/30	1,407,800
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$77,121,111	Series 2020-K122, Class X1, IO (f)	0.96%	11/25/30	$3,018,050
35,410,560	Series 2020-K122, Class XAM, IO (f)	1.17%	11/25/30	1,849,511
89,238,340	Series 2020-K1515, Class X1, IO (f)	1.63%	02/25/35	8,995,912
44,381,305	Series 2020-K1516, Class X1, IO (f)	1.63%	05/25/35	4,838,454
56,477,446	Series 2020-K1517, Class X1, IO (f)	1.44%	07/25/35	5,345,229
65,848,592	Series 2020-K737, Class X1, IO (b)	0.73%	10/25/26	507,245
38,645,000	Series 2020-K738, Class XAM, IO (b)	1.49%	03/25/27	901,194
125,811,600	Series 2020-K739, Class X1, IO (f)	1.27%	09/25/27	2,536,425
46,072,531	Series 2020-K739, Class XAM, IO (f)	1.66%	09/25/27	1,426,940
70,811,000	Series 2020-K740, Class XAM, IO (f)	1.19%	10/25/27	1,724,156
115,667,420	Series 2020-KG04, Class X1, IO (f)	0.93%	11/25/30	4,298,861
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,971,796
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	4,122,098
64,367,000	Series 2021-K128, Class XAM, IO (f)	0.83%	03/25/31	2,441,595
145,206,294	Series 2021-K129, Class X1, IO (f)	1.14%	05/25/31	6,827,339
43,636,000	Series 2021-K129, Class XAM, IO (f)	1.32%	05/25/31	2,731,884
76,446,224	Series 2021-K130, Class X1, IO (f)	1.14%	06/25/31	3,924,543
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.32%	07/25/31	2,703,729
58,530,863	Series 2021-K131, Class XAM, IO (f)	1.04%	07/25/31	2,992,051
78,491,000	Series 2021-K132, Class XAM, IO (f)	0.95%	09/25/31	3,606,724
9,492,828	Series 2021-K1522, Class A1	1.91%	11/25/35	8,078,791
107,703,000	Series 2021-K741, Class XAM, IO (f)	1.03%	12/25/27	2,380,258
104,284,435	Series 2021-K744, Class X1, IO (f)	0.96%	07/25/28	2,429,629
158,947,629	Series 2021-KG05, Class X1, IO (f)	0.40%	01/25/31	2,356,716
4,827,835	Series 2022-K142, Class A1	2.40%	12/25/31	4,441,668
200,000,000	Series 2022-K148, Class XAM, IO (f)	0.39%	08/25/32	3,690,812
4,638,417	Series 2022-K150, Class A1	4.00%	12/25/31	4,584,384
2,261,940	Series 2022-K152, Class A1	3.78%	01/25/32	2,227,653
4,000,000	Series 2022-KJ41, Class A2	3.47%	02/25/31	3,853,962
4,937,089	Series 2023-K154, Class A1	4.36%	02/25/32	4,966,337
10,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	10,466,574
113,233,000	Series 2024-K757, Class XAM, IO (f)	1.18%	08/25/31	6,212,132
11,475,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	11,619,976
9,700,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,847,861
	Federal National Mortgage Association Alternative Credit Enhancement Securities
25,648,800	Series 2023-M1, Class 2A1 (f)	4.04%	12/25/37	24,991,326
26,214,856	Series 2023-M1, Class Z (f)	4.04%	01/25/53	20,692,505
13,186,646	Series 2024-M3, Class Z (f)	4.66%	04/25/53	10,991,631
	FREMF Mortgage Trust
7,498,000	Series 2019-KL4F, Class BAS (f) (g)	4.44%	10/25/25	7,427,141
	Government National Mortgage Association
2,764,233	Series 2011-31, Class Z (b)	3.53%	09/16/52	2,521,924
20,082,452	Series 2012-120, Class Z (b)	2.46%	01/16/55	13,198,944
86,759	Series 2013-74, Class AG (f)	2.57%	12/16/53	72,570
4,367	Series 2013-194, Class AE (b)	2.75%	11/16/44	4,126
17,540,245	Series 2015-30, Class DZ	2.95%	05/16/55	15,730,805
3,013,834	Series 2015-125, Class VA (b)	2.70%	05/16/35	2,905,607
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$3,390,736	Series 2017-23, Class Z	2.50%	05/16/59	$2,009,141
4,411,840	Series 2017-35, Class Z (b)	2.50%	05/16/59	2,707,610
2,120,779	Series 2017-106, Class AE	2.60%	12/16/56	1,741,181
2,810,676	Series 2017-146, Class Z	2.60%	09/16/57	1,737,283
4,613,167	Series 2018-4, Class Z	2.50%	10/16/59	2,566,430
18,449,157	Series 2018-123, Class Z	2.50%	06/16/60	13,623,464
26,386,544	Series 2018-170, Class Z	2.50%	11/16/60	19,429,877
19,494,756	Series 2019-7, Class Z	2.50%	01/16/61	12,462,506
2,019,190	Series 2019-104, Class Z	2.80%	05/16/61	1,094,076
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,438,929
9,212,536	Series 2020-169, Class Z	1.83%	06/16/62	3,301,742
23,755,780	Series 2022-43, Class Z	2.00%	09/16/61	12,086,848
20,256,234	Series 2022-106, Class Z	2.00%	05/16/63	11,803,114
50,972,681	Series 2024-32, Class IO, IO (f)	0.71%	06/16/63	2,645,696
				525,970,333
	Pass-Through Securities — 30.2%
	Federal Home Loan Mortgage Corporation
694,698	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (c)	4.94%	12/01/48	697,964
57,869	Pool A19763	5.00%	04/01/34	58,104
233,284	Pool A47828	3.50%	08/01/35	224,107
112,852	Pool A47937	5.50%	08/01/35	115,981
53,171	Pool A48972	5.50%	05/01/36	54,758
49,857	Pool A54675	5.50%	01/01/36	51,451
108,464	Pool A65324	5.50%	09/01/37	111,931
62,315	Pool A97294	4.00%	02/01/41	60,307
500,214	Pool B70791	4.00%	06/01/39	499,035
1,712	Pool C01310	6.50%	03/01/32	1,792
7,476	Pool C03458	5.00%	02/01/40	7,556
69,937	Pool C04269	3.00%	10/01/42	63,935
10,465	Pool C91482	3.50%	07/01/32	10,340
1,565	Pool E02883	4.00%	04/01/26	1,557
8,267	Pool G01443	6.50%	08/01/32	8,617
159,179	Pool G02017	5.00%	12/01/35	161,072
76,455	Pool G04814	5.50%	10/01/38	78,073
9,570	Pool G05173	4.50%	11/01/31	9,534
89,946	Pool G05275	5.50%	02/01/39	91,721
41,046	Pool G05449	4.50%	05/01/39	40,816
119,319	Pool G06583	5.00%	06/01/41	120,595
266,933	Pool G07100	5.50%	07/01/40	272,197
31,920	Pool G07266	4.00%	12/01/42	30,709
230,028	Pool G07329	4.00%	01/01/43	222,372
245,930	Pool G07683	4.00%	03/01/44	237,210
1,155	Pool G08113	6.50%	02/01/36	1,207
2,206	Pool G14088	4.00%	02/01/26	2,201
20,037	Pool G14348	4.00%	10/01/26	19,951
4,456	Pool G15949	4.00%	01/01/29	4,444
6,738	Pool G60020	4.50%	12/01/43	6,563
250,387	Pool G60114	5.50%	06/01/41	258,391
418,356	Pool G60168	4.50%	07/01/45	409,620
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$156,863	Pool G60194	3.50%	08/01/45	$145,469
147,886	Pool G60808	3.00%	10/01/46	131,972
2,011	Pool H09034	5.50%	05/01/37	2,042
64,183	Pool N70075	5.00%	01/01/35	64,319
179,969	Pool N70081	5.50%	07/01/38	183,774
39,313	Pool Q07189	4.00%	04/01/42	38,038
13,219	Pool Q07479	3.50%	04/01/42	12,403
53,053	Pool Q11791	3.50%	10/01/42	49,777
38,291	Pool Q11836	3.50%	10/01/42	35,925
271,352	Pool Q14034	3.50%	12/01/42	254,597
303,039	Pool Q54651	4.50%	03/01/48	297,399
494,609	Pool Q55037	4.50%	04/01/48	485,916
1,442,959	Pool Q61217	4.00%	01/01/49	1,362,152
8,573,125	Pool SC0252	3.00%	01/01/42	7,797,812
8,471,737	Pool SD0887	3.50%	09/01/49	7,869,606
13,609,490	Pool SD0948	3.00%	05/01/47	12,185,156
18,636,692	Pool SD0949	3.00%	09/01/48	16,921,994
13,704,117	Pool SD0954	3.00%	02/01/47	12,511,603
8,974,958	Pool SD0961	3.50%	11/01/48	8,271,854
9,076,494	Pool SD1169	3.50%	02/01/48	8,464,271
16,108,448	Pool SD1170	3.50%	09/01/49	14,906,730
4,468,300	Pool SD1289	3.00%	10/01/50	3,975,398
6,028,124	Pool SD1361	3.50%	02/01/50	5,617,112
30,958,850	Pool SD3140	3.50%	06/01/52	28,006,137
9,146,203	Pool SD4005	4.00%	12/01/49	8,686,326
15,783,323	Pool SD7509	3.00%	11/01/49	13,963,051
4,207,626	Pool SD7550	3.00%	02/01/52	3,718,182
6,103,573	Pool SF5029	3.50%	02/01/46	5,692,518
150,151	Pool U50165	4.00%	05/01/32	149,952
1,369,981	Pool U59020	4.00%	06/01/35	1,363,396
707,672	Pool U64762	4.50%	10/01/45	695,883
39,319	Pool U80212	3.50%	02/01/33	38,535
59,333	Pool U90245	3.50%	10/01/42	55,416
560,863	Pool U90690	3.50%	06/01/42	523,841
8,158	Pool U90932	3.00%	02/01/43	7,377
88,897	Pool U99096	4.50%	05/01/44	87,527
9,060,473	Pool ZA4196	3.00%	04/01/43	8,238,727
13,143,291	Pool ZL8982	3.50%	01/01/45	12,258,786
890,000	Pool ZS2492	6.50%	04/01/35	938,705
16,814,342	Pool ZS9446	3.50%	08/01/45	15,626,478
22,574,309	Pool ZS9776	3.50%	08/01/46	20,835,651
41,807,047	Pool ZT0779	3.00%	09/01/47	36,872,221
	Federal National Mortgage Association
25,648	Pool 190371	6.50%	07/01/36	26,730
13,994	Pool 255190	5.50%	05/01/34	14,351
785	Pool 255984	4.50%	11/01/25	782
38,685	Pool 256181	5.50%	03/01/36	39,213
3,729	Pool 256808	5.50%	07/01/37	3,697
29,701	Pool 256936	6.00%	10/01/37	30,670
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$15,372,035	Pool 310208	3.00%	03/01/48	$13,353,991
15,314,081	Pool 310211	3.50%	07/01/48	13,826,581
22,571,588	Pool 310230	3.50%	02/01/48	20,562,020
6,125	Pool 555851	6.50%	01/01/33	6,338
181,904	Pool 735415	6.50%	12/01/32	191,577
12,684	Pool 747097	6.00%	10/01/29	12,756
130,541	Pool 788149	5.50%	05/01/33	133,176
155,287	Pool 850000	5.50%	01/01/36	160,054
29,155	Pool 871039	5.50%	02/01/37	29,474
50,641	Pool 888163	7.00%	12/01/33	52,906
6,524	Pool 890149	6.50%	10/01/38	6,898
344	Pool 890231	5.00%	07/01/25	346
536,084	Pool 890556	4.50%	10/01/43	524,496
6,149	Pool 930562	5.00%	02/01/39	6,220
79,388	Pool 953115	5.50%	11/01/38	80,855
20,677	Pool 976871	6.50%	08/01/36	21,303
9,637	Pool 995097	6.50%	10/01/37	10,190
24,239	Pool 995228	6.50%	11/01/38	25,629
62,599	Pool AA3303	5.50%	06/01/38	63,784
663	Pool AB2133	4.00%	01/01/26	660
781,197	Pool AB2506	5.00%	03/01/41	787,776
1,132,915	Pool AB2959	4.50%	07/01/40	1,129,685
390,422	Pool AB8676	3.50%	05/01/42	359,767
3,950	Pool AD5222	4.50%	05/01/30	3,969
113,347	Pool AE0137	4.50%	03/01/36	112,305
1,879,815	Pool AE7733	5.00%	11/01/40	1,897,569
358,903	Pool AE9959	5.00%	03/01/41	361,778
213,623	Pool AH0979	3.50%	01/01/41	197,536
65,846	Pool AH1141	4.50%	12/01/40	65,328
70,958	Pool AI6093	4.50%	06/01/31	71,612
16,148	Pool AI6581	4.50%	07/01/41	16,001
249,611	Pool AI9114	4.00%	06/01/42	240,798
1,079,925	Pool AI9124	4.00%	08/01/42	1,041,576
745,385	Pool AI9158	6.50%	01/01/41	797,055
43,762	Pool AL0212	5.50%	02/01/38	44,962
45,969	Pool AL2142	6.50%	09/01/38	47,928
50,135	Pool AL2892	3.50%	12/01/42	46,979
325,985	Pool AL3093	3.50%	02/01/43	305,465
387,818	Pool AL5890	4.50%	03/01/43	384,526
293,866	Pool AL7637	5.00%	01/01/42	295,430
744,698	Pool AL7905	4.50%	03/01/34	747,246
10,866,943	Pool AL9401	4.00%	02/01/46	10,447,315
5,512,180	Pool AL9566	3.50%	06/01/46	5,101,916
978,532	Pool AL9777	4.50%	01/01/47	956,094
165,708	Pool AP1197	3.50%	09/01/42	155,280
97,116	Pool AP7963	4.00%	09/01/42	93,839
1,252,992	Pool AQ0411	3.50%	10/01/42	1,174,146
185,849	Pool AQ9999	3.00%	02/01/43	168,303
1,718,954	Pool AS1719	5.00%	02/01/44	1,728,484
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$135,290	Pool AS7211	3.00%	04/01/46	$122,538
27,057,925	Pool AS7738	3.00%	08/01/46	23,998,860
36,389,632	Pool AS7749	3.50%	08/01/46	33,412,763
157,903	Pool AS9990	4.50%	07/01/47	152,623
55,373	Pool AT0332	3.00%	04/01/43	50,511
55,667	Pool AY0013	4.50%	01/01/45	54,804
16,947,797	Pool BF0207	4.50%	04/01/47	16,887,540
9,693	Pool BH9428	4.50%	09/01/47	9,445
31,266	Pool BJ6232	5.00%	04/01/48	31,201
362,033	Pool BJ9100	4.50%	02/01/48	355,355
306,347	Pool BJ9111	4.50%	03/01/48	300,696
846,857	Pool BJ9124	4.50%	04/01/48	830,934
9,486,733	Pool BM3867	4.00%	02/01/46	9,148,099
3,256,705	Pool BM4785	4.50%	10/01/38	3,288,918
4,209,125	Pool BM5671	4.50%	01/01/49	4,116,121
8,781,781	Pool BM6429	3.00%	09/01/48	7,669,104
20,034,227	Pool BM6732	4.00%	11/01/48	19,335,672
14,786,261	Pool BM7079	4.00%	10/01/48	13,950,982
6,419,062	Pool BM7129	3.00%	01/01/47	5,796,750
16,969,101	Pool BM7521	3.50%	10/01/48	15,514,201
27,524,256	Pool BM7665	3.50%	02/01/48	25,126,651
784,942	Pool BN4059	4.00%	12/01/48	732,330
3,761,701	Pool BV8046	4.50%	09/01/52	3,669,620
3,297,758	Pool CA2947	4.00%	12/01/48	3,109,159
1,415,108	Pool FM1284	3.50%	02/01/46	1,325,957
1,254,245	Pool FM1285	4.00%	10/01/43	1,211,950
23,677,624	Pool FM2863	3.50%	09/01/48	21,848,010
65,302,955	Pool FM2972	4.00%	12/01/44	62,952,224
75,491,745	Pool FM3003	4.00%	05/01/49	72,392,842
5,419,372	Pool FM8218	4.00%	04/01/48	5,149,138
3,741,865	Pool FM9408	4.50%	06/01/46	3,656,189
14,376,756	Pool FP0122	4.50%	07/01/51	13,940,005
11,168,542	Pool FS0045	3.00%	09/01/47	9,949,806
11,871,310	Pool FS0074	3.00%	01/01/47	10,823,375
29,732,988	Pool FS0742	3.50%	05/01/44	27,856,896
10,404,656	Pool FS1046	4.50%	11/01/49	10,140,164
30,881,279	Pool FS1797	3.50%	07/01/46	28,874,982
7,788,645	Pool FS1884	4.00%	05/01/42	7,371,164
36,455,530	Pool FS2044	4.50%	07/01/44	35,889,384
22,388,806	Pool FS2127	3.50%	06/01/48	20,669,729
6,950,364	Pool FS2787	4.00%	10/01/48	6,699,475
13,809,758	Pool FS2796	3.50%	08/01/47	12,813,968
14,930,018	Pool FS2925	3.00%	08/01/48	13,584,214
35,744,866	Pool FS3541	3.50%	08/01/52	32,335,430
1,365,756	Pool FS4013	4.00%	04/01/42	1,332,755
1,333,649	Pool FS4015	5.50%	03/01/49	1,358,338
22,588,997	Pool FS4157	4.00%	05/01/49	21,293,792
35,207	Pool MA0096	4.50%	06/01/29	35,352
15,185	Pool MA0295	5.00%	01/01/30	15,390
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,884	Pool MA0777	5.00%	06/01/31	$1,922
18,140	Pool MA1222	4.00%	10/01/32	18,081
38,612	Pool MA1228	3.00%	09/01/42	34,968
1,650	Pool MA2509	3.00%	01/01/46	1,441
126,894	Pool MA3101	4.50%	08/01/47	123,670
82,758	Pool MA3123	5.00%	08/01/47	82,723
30,000,000	Pool TBA	3.50%	05/15/40	28,907,457
5,000,000	Pool TBA	3.50%	06/15/40	4,817,128
20,000,000	Pool TBA	3.50%	05/15/55	18,052,441
22,400,000	Pool TBA (j)	4.00%	05/15/55	20,878,555
40,000,000	Pool TBA	5.00%	05/15/55	39,162,024
80,388,000	Pool TBA	3.00%	06/15/55	69,784,246
88,116,000	Pool TBA (j)	3.50%	06/15/55	79,514,792
49,496,000	Pool TBA (j)	4.00%	06/15/55	46,122,548
84,984,000	Pool TBA (j)	5.00%	06/15/55	83,153,841
24,372,000	Pool TBA (j)	5.50%	06/15/55	24,305,106
40,000,000	Pool TBA (j)	5.00%	07/15/55	39,112,024
67,111,000	Pool TBA (j)	5.50%	07/15/55	66,879,612
	Government National Mortgage Association
22,153	Pool 3227	6.00%	04/20/32	23,069
29,828	Pool 487108	6.00%	04/15/29	30,842
16,246	Pool 553144	5.50%	04/15/33	16,572
60,718	Pool 604338	5.00%	05/15/33	61,699
45,746	Pool 604897	5.00%	12/15/33	46,172
58,227	Pool 605389	5.00%	04/15/34	58,921
130,923	Pool 615403	4.50%	08/15/33	130,683
4,611	Pool 627123	5.50%	03/15/34	4,692
60,838	Pool 638704	5.50%	11/15/36	63,327
63,116	Pool 653143	4.90%	04/15/36	63,432
208,197	Pool 658324	5.50%	03/15/37	214,279
71,692	Pool 677190	5.00%	06/15/38	72,468
11,105	Pool 687833	6.00%	08/15/38	11,523
37,188	Pool 706840	4.50%	05/15/40	37,311
154,894	Pool 706855	4.50%	09/15/40	155,406
167,670	Pool 711483	4.00%	01/15/40	161,911
85,526	Pool 711543	4.00%	11/15/40	82,587
565,583	Pool 711563	4.50%	03/15/41	567,453
3,064,028	Pool 720225	4.50%	07/15/39	2,978,022
176,372	Pool 723216	4.50%	08/15/40	171,258
45,231	Pool 723248	5.00%	10/15/39	45,729
157,019	Pool 724230	5.00%	08/15/39	157,821
42,317	Pool 724267	5.00%	09/15/39	42,527
114,387	Pool 724340	4.50%	09/15/39	111,992
72,026	Pool 725272	4.50%	11/15/39	70,558
27,125	Pool 726394	4.50%	10/15/39	26,585
140,944	Pool 733595	4.50%	04/15/40	137,672
56,620	Pool 733733	5.00%	06/15/40	56,809
389,728	Pool 736317	4.25%	06/20/36	372,983
74,821	Pool 736617	4.00%	12/15/35	71,349
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$566,401	Pool 737673	4.50%	11/15/40	$549,273
123,929	Pool 737996	4.00%	02/15/41	117,091
94,521	Pool 743673	4.50%	07/15/40	92,885
206,258	Pool 745478	5.00%	08/20/40	203,805
451,100	Pool 748939	4.00%	09/20/40	425,160
63,176	Pool 754384	4.50%	03/20/42	63,145
222,860	Pool 762905	4.50%	04/15/41	217,667
716,848	Pool 769102	4.50%	07/20/41	719,085
177,404	Pool 781623	5.00%	06/15/33	179,475
26,913	Pool 781697	6.00%	11/15/33	28,237
147,273	Pool 781824	5.50%	11/15/34	151,111
5,589	Pool 781862	5.50%	01/15/35	5,820
7,070	Pool 782070	7.00%	06/15/32	7,243
31,379	Pool 782810	4.50%	11/15/39	30,865
52,910	Pool 783091	5.50%	06/15/40	54,523
96,069	Pool 783375	5.00%	08/15/41	96,495
139,671	Pool 783760	5.00%	02/15/42	141,416
2,266,830	Pool 784063	5.00%	09/20/45	2,274,346
305,631	Pool 784343	5.00%	02/15/41	309,384
3,051,409	Pool 784752	4.00%	03/15/45	2,946,847
869,716	Pool 785020	3.00%	05/20/50	753,787
1,700,344	Pool AC0197	4.00%	12/20/42	1,620,095
275,702	Pool AD0026	3.50%	06/20/33	268,515
29,332	Pool AG8899	4.00%	12/20/43	27,807
497,393	Pool AI6317	4.50%	06/20/44	481,321
240,794	Pool AK2389	4.50%	11/20/44	233,429
58,035	Pool AN4469	5.00%	12/15/40	57,787
135,397	Pool AR8421	5.00%	10/20/41	133,837
717,800	Pool BB1216	4.50%	06/20/47	695,611
339,022	Pool BB4731	4.00%	07/20/47	317,633
256,974	Pool BB4757	4.00%	08/20/47	243,603
154,445	Pool BB4769	4.00%	08/20/47	144,873
217,735	Pool BD0483	4.50%	11/20/47	210,536
327,138	Pool BF0415	5.00%	06/20/35	325,287
260,465	Pool BL6909	5.00%	03/20/49	257,730
67,638	Pool MA1162	6.00%	07/20/43	70,650
9,259	Pool MA2215	3.50%	09/20/44	8,363
57,480	Pool MA2759	6.00%	01/20/45	59,965
28,018	Pool MA2897	6.00%	03/20/45	29,266
1,645,734	Pool MA5714	6.00%	01/20/49	1,719,018
				1,495,700,127
	Total U.S. Government Agency Mortgage-Backed Securities			4,092,591,199
	(Cost $4,247,826,173)
MORTGAGE-BACKED SECURITIES — 7.8%
	Collateralized Mortgage Obligations — 4.9%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (g)	4.76%	04/25/49	8,297,897
1,685,240	Series 2019-3, Class A3 (g)	3.42%	10/25/48	1,608,266
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Arroyo Mortgage Trust (Continued)
$1,726,445	Series 2021-1R, Class A2 (g)	1.48%	10/25/48	$1,562,672
2,383,530	Series 2021-1R, Class A3 (g)	1.64%	10/25/48	2,155,380
	BRAVO Residential Funding Trust
1,019,873	Series 2021-NQM1, Class A2 (g)	1.26%	02/25/49	956,630
2,549,683	Series 2021-NQM1, Class A3 (g)	1.33%	02/25/49	2,382,687
981,910	Series 2025-NQM3, Class A1 (g)	5.57%	03/25/65	985,623
	Chase Home Lending Mortgage Trust
1,745,703	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (c) (g)	5.34%	07/25/49	1,662,555
	CHL Mortgage Pass-Through Trust
29,528	Series 2004-8, Class 2A1 (d)	4.50%	06/25/19	4,041
	CIM Trust
873,164	Series 2019-INV1, Class A11 (g)	4.00%	02/25/49	837,546
	Citigroup Global Markets Mortgage Securities VII, Inc.
217	Series 2003-UP2, Class PO1, PO (d)	(e)	12/25/18	217
	COLT Mortgage Loan Trust
5,000,000	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (g) (k)	5.79%	04/25/70	5,053,316
	Connecticut Avenue Securities Trust
4,000,000	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (c) (g)	6.35%	11/25/41	4,005,744
5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (c) (g)	7.35%	01/25/42	5,104,174
2,317,872	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (c) (g)	5.40%	01/25/44	2,311,242
4,955,094	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	5.35%	05/25/44	4,941,276
4,790,303	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (c) (g)	5.35%	07/25/44	4,766,512
5,611,101	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	5.35%	02/25/45	5,589,301
	Credit Suisse Mortgage Trust
246,917	Series 2018-RPL9, Class A (g)	3.85%	09/25/57	238,883
1,012,437	Series 2021-RPL6, Class A1 (g)	2.00%	10/25/60	914,322
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (g)	3.47%	11/25/59	2,262,515
5,626,251	Series 2022-2, Class A1 (g)	4.30%	04/25/67	5,586,311
6,624,109	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (g) (k)	5.73%	02/25/68	6,615,273
	FARM Mortgage Trust
4,533,962	Series 2024-1, Class A (f) (g)	4.70%	10/01/53	4,302,518
6,139,762	Series 2024-2, Class A (f) (g)	5.19%	08/01/54	6,089,523
	Flagstar Mortgage Trust
127,959	Series 2018-2, Class A4 (g)	3.50%	04/25/48	125,030
3,460,126	Series 2018-4, Class B1 (f) (g)	4.14%	07/25/48	3,219,239
1,218,897	Series 2019-2, Class A11 (g)	3.50%	12/25/49	1,098,494
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1 (d)	4.75%	01/25/19	697
	GS Mortgage-Backed Securities Trust
286,049	Series 2019-PJ3, Class A1 (g)	3.50%	03/25/50	269,571
3,005,275	Series 2021-PJ6, Class A8 (g)	2.50%	11/25/51	2,676,648
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HOMES Trust
$5,474,005	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (g) (k)	5.22%	08/25/59	$5,453,490
	JP Morgan Mortgage Trust
3,364	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,297
683,259	Series 2015-IVR2, Class A5 (f) (g)	5.83%	01/25/45	683,204
1,165,536	Series 2019-1, Class A5 (g)	4.00%	05/25/49	1,093,780
506,666	Series 2019-8, Class A15 (g)	3.50%	03/25/50	458,895
5,193,221	Series 2019-INV1, Class B1 (f) (g)	4.93%	10/25/49	5,063,284
902,326	Series 2019-INV2, Class A15 (g)	3.50%	02/25/50	824,674
3,401,277	Series 2020-INV1, Class A15 (g)	3.50%	08/25/50	3,062,280
11,850,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (g) (k)	5.64%	09/25/55	11,975,093
	Mello Mortgage Capital Acceptance
3,598,908	Series 2018-MTG2, Class A9 (g)	4.31%	10/25/48	3,457,635
	MetLife Securitization Trust
3,863,487	Series 2018-1A, Class A (g)	3.75%	03/25/57	3,746,975
	MFRA Trust
11,172,600	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (g) (k)	5.72%	12/25/69	11,271,424
1,965,001	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (g) (k)	5.44%	03/25/70	1,975,842
	New Residential Mortgage Loan Trust
3,409,988	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	3,374,698
2,809,741	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	2,713,773
2,191,488	Series 2016-3A, Class B1 (g)	4.00%	09/25/56	2,137,021
6,859,508	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (c) (g)	5.19%	01/25/48	6,695,214
	OBX Trust
902,555	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	858,005
	Onslow Bay Mortgage Loan Trust
5,482,142	Series 2021-NQM4, Class A1 (g)	1.96%	10/25/61	4,629,219
2,456,468	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (g) (k)	5.60%	03/25/65	2,471,057
3,000,000	Series 2025-NQM7, Class A1, steps up to 6.56% on 04/01/2029 (g) (k)	5.56%	05/25/55	3,019,865
	PRKCM Trust
2,494,882	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (g) (k)	5.55%	02/25/60	2,506,768
997,953	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (g) (k)	5.65%	02/25/60	1,003,513
	Provident Funding Mortgage Trust
1,057,665	Series 2019-1, Class A5 (g)	3.00%	12/25/49	916,026
2,281,158	Series 2020-1, Class A5 (g)	3.00%	02/25/50	1,956,977
	PRPM LLC
469,822	Series 2024-8, Class A1, steps up to 8.90% on 12/25/2027 (g) (k)	5.90%	12/25/29	466,897
4,667,614	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (g) (k)	3.50%	05/25/54	4,493,819
9,296,506	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (g) (k)	4.00%	11/25/54	8,996,475
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC (Continued)
$15,755,824	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (g) (k)	4.00%	12/25/54	$15,245,605
5,995,000	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (g) (k)	6.47%	05/25/30	6,023,964
2,000,000	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (g) (k)	3.25%	04/25/55	1,907,938
	Seasoned Credit Risk Transfer Trust
1,906,274	Series 2017-2, Class M1 (g)	4.00%	08/25/56	1,896,321
	Sequoia Mortgage Trust
199,149	Series 2017-CH1, Class A13 (g)	4.00%	08/25/47	190,018
4,521,518	Series 2018-CH1, Class B1B (g)	4.43%	03/25/48	4,347,209
	Starwood Mortgage Residential Trust
6,922,871	Series 2022-3, Class A1 (g)	4.16%	03/25/67	6,788,722
	TIAA Bank Mortgage Loan Trust
722,502	Series 2018-3, Class A1 (g)	4.00%	11/25/48	686,144
	Towd Point Mortgage Trust
1,236,935	Series 2017-2, Class A2 (g)	3.25%	04/25/57	1,229,235
9,483,163	Series 2019-1, Class A1 (g)	3.75%	03/25/58	9,232,991
3,484,312	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (g)	5.44%	05/25/58	3,574,769
	Verus Securitization Trust
3,100,000	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (g) (k)	5.62%	05/25/70	3,121,693
	Vista Point Securitization Trust
6,662,000	Series 2020-1, Class M1 (g)	4.15%	03/25/65	6,552,247
	Wells Fargo Mortgage Backed Securities Trust
171,624	Series 2019-1, Class A1 (g)	3.92%	11/25/48	164,765
	WinWater Mortgage Loan Trust
636,870	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	614,714
2,919,257	Series 2016-1, Class B1 (f) (g)	3.78%	01/20/46	2,796,213
				245,305,851
	Commercial Mortgage-Backed Securities — 2.9%
	Arbor Multifamily Mortgage Securities Trust
19,400,000	Series 2020-MF1, Class A4 (g)	2.50%	05/15/53	17,779,743
1,493,390	Series 2020-MF1, Class A5 (g)	2.76%	05/15/53	1,372,604
2,963,000	Series 2020-MF1, Class AS (g)	3.06%	05/15/53	2,700,606
	BANK
7,712,719	Series 2019-BN23, Class XA, IO (f)	0.80%	12/15/52	203,751
8,226,024	Series 2020-BN26, Class XA, IO (f)	1.31%	03/15/63	360,412
2,811,015	Series 2022-BNK43, Class A1	4.35%	08/15/55	2,795,873
3,450,000	Series 2022-BNK43, Class ASB	4.50%	08/15/55	3,422,344
	BBCMS Mortgage Trust
7,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (c) (g)	5.24%	03/15/37	6,602,175
	BBCMS Trust
8,000,000	Series 2021-C10, Class ASB	2.27%	07/15/54	7,437,546
	Benchmark Mortgage Trust
141,013,339	Series 2023-V2, Class XA, IO (f)	1.22%	05/15/55	3,737,911
75,138,019	Series 2024-V6, Class XA, IO (f)	1.58%	03/15/57	3,418,562
2,000,000	Series 2025-V14, Class AM	6.09%	04/15/57	2,082,411
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BMO Mortgage Trust
$78,500,000	Series 2024-5C3, Class XA, IO (f)	1.35%	02/15/57	$2,824,061
	BPR Trust
4,388,010	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (c) (g)	6.19%	06/15/38	4,347,449
	BWAY Trust
3,595,000	Series 2025-1535, Class A (f) (g)	6.31%	05/05/42	3,684,145
1,480,000	Series 2025-1535, Class B (f) (g)	7.46%	05/05/42	1,515,445
	BX Commercial Mortgage Trust
4,709,794	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (g)	5.37%	04/15/34	4,659,407
2,900,000	Series 2020-VIV4, Class A (g)	2.84%	03/09/44	2,632,088
	Cantor Commercial Real Estate Lending
4,907,710	Series 2019-CF3, Class ASB	2.94%	01/15/53	4,740,264
	CFCRE Commercial Mortgage Trust
203,471,089	Series 2017-C8, Class XA, IO (f)	1.63%	06/15/50	4,516,977
	Citigroup Commercial Mortgage Trust
86,892,586	Series 2016-P4, Class XA, IO (f)	2.04%	07/10/49	1,163,535
	COMM Mortgage Trust
3,077,883	Series 2016-DC2, Class A4	3.50%	02/10/49	3,061,797
41,260,000	Series 2024-277P, Class X, IO (f) (g)	0.89%	08/10/44	1,171,231
	CSAIL Commercial Mortgage Trust
3,441,917	Series 2019-C18, Class ASB	2.87%	12/15/52	3,328,211
56,230,970	Series 2020-C19, Class XA, IO (f)	1.21%	03/15/53	2,226,516
	FIVE Mortgage Trust
30,147,814	Series 2023-V1, Class XA, IO	0.88%	02/10/56	508,847
	Hawaii Hotel Trust
4,445,000	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (c) (g)	5.71%	03/15/42	4,410,774
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (g)	3.72%	11/05/38	4,175,573
	Houston Galleria Mall Trust
5,425,000	Series 2025-HGLR, Class A (f) (g)	5.64%	02/05/45	5,531,855
	JP Morgan Chase Commercial Mortgage Securities Trust
1,462,209	Series 2017-JP5, Class A4	3.46%	03/15/50	1,439,135
10,466,125	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (c) (g)	5.28%	06/15/35	9,048,437
	Morgan Stanley Capital I Trust
4,527,000	Series 2018-MP, Class A (f) (g)	4.42%	07/11/40	4,241,306
	NY Commercial Mortgage Trust
3,230,000	Series 2025-299P, Class A (f) (g)	5.85%	02/10/47	3,336,458
	NYO Commercial Mortgage Trust
5,300,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (c) (g)	5.53%	11/15/38	5,267,242
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (g)	2.52%	09/15/54	2,012,874
	SKY Trust
2,977,000	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (c) (g)	6.91%	04/15/42	2,982,156
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust
$3,519,700	Series 2018-C47, Class AS	4.67%	09/15/61	$3,469,396
5,000,000	Series 2021-C61, Class ASB	2.53%	11/15/54	4,636,106
				142,845,223
	Total Mortgage-Backed Securities			388,151,074
	(Cost $393,054,056)
U.S. GOVERNMENT BONDS AND NOTES — 4.8%
12,443,300	U.S. Treasury Inflation Indexed Bonds (l)	0.13%	07/15/30	11,691,392
45,000,000	U.S. Treasury Note (m)	4.63%	10/15/26	45,572,168
41,000,000	U.S. Treasury Note (m)	4.13%	02/15/27	41,333,125
34,000,000	U.S. Treasury Note	4.50%	04/15/27	34,566,445
10,000,000	U.S. Treasury Note	4.13%	11/15/27	10,129,102
15,000,000	U.S. Treasury Note	4.25%	01/15/28	15,252,832
18,000,000	U.S. Treasury Note	2.88%	05/15/28	17,628,750
58,600,000	U.S. Treasury Note (m)	4.13%	07/31/28	59,530,504
	Total U.S. Government Bonds and Notes			235,704,318
	(Cost $231,830,629)
ASSET-BACKED SECURITIES — 1.6%
	AMSR Trust
4,219,437	Series 2020-SFR4, Class A (g)	1.36%	11/17/37	4,145,541
	Capital Street Master Trust
5,000,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (c) (g)	5.70%	10/16/28	5,001,155
	CoreVest American Finance Trust
4,707,521	Series 2020-3, Class A (g)	1.36%	08/15/53	4,615,309
3,711,738	Series 2020-4, Class A (g)	1.17%	12/15/52	3,658,912
6,027,442	Series 2021-1, Class A (g)	1.57%	04/15/53	5,866,009
1,065,816	Series 2021-2, Class A (g)	1.41%	07/15/54	1,024,377
751,013	Series 2021-3, Class A (g)	1.90%	10/15/54	730,243
	CWABS, Inc. Asset-Backed Certificates Trust
122,584	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (c)	5.30%	08/25/34	122,453
	Diamond Resorts Owner Trust
2,007,100	Series 2021-1A, Class A (g)	1.51%	11/21/33	1,983,287
	FirstKey Homes Trust
4,062,624	Series 2020-SFR1, Class A (g)	1.34%	08/17/37	4,007,789
	FNA VI LLC
3,069,693	Series 2021-1A, Class A (g)	1.35%	01/10/32	2,848,932
	GSAMP Trust
1,493,127	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (c) (g)	6.09%	05/25/36	1,723,458
	Island Finance Trust
3,000,000	Series 2025-1A, Class A (g)	6.54%	03/19/35	3,050,711
	M360 Ltd.
944,713	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (c) (g)	5.93%	11/22/38	930,346
	Oscar US Funding XVII LLC
4,900,000	Series 2024-2A, Class A3 (g)	4.47%	03/12/29	4,869,587
	Pagaya AI Debt Grantor Trust
5,773,464	Series 2024-10, Class A (g)	5.18%	06/15/32	5,795,227
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Pagaya AI Debt Grantor Trust (Continued)
$7,937,051	Series 2024-11, Class A (g)	5.09%	07/15/32	$7,932,844
5,000,000	Series 2025-1, Class A2 (g)	5.16%	07/15/32	5,005,875
5,000,000	Series 2025-2, Class A (b) (g)	0.00%	10/15/32	5,000,388
	Progress Residential Trust
5,500,000	Series 2025-SFR1, Class A (g)	3.40%	02/17/42	5,169,598
	Sierra Timeshare Receivables Funding LLC
1,370,368	Series 2020-2A, Class A (g)	1.33%	07/20/37	1,363,226
	VCAT LLC
4,332,175	Series 2025-NPL2, Class A1, steps up to 8.98% on 01/25/2028 (g) (k)	5.98%	01/25/55	4,325,367
	Total Asset-Backed Securities			79,170,634
	(Cost $78,194,874)
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
10,225,000	Tennessee Valley Authority	5.25%	02/01/55	9,992,262
	(Cost $9,869,477)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
11,808	First Trust Commercial Mortgage Opportunities ETF (n)	240,647
35,147	First Trust Intermediate Government Opportunities ETF (n)	712,040
73,956	First Trust Long Duration Opportunities ETF (n)	1,596,710
14,956	First Trust Structured Credit Income Opportunities ETF (n)	305,645
	Total Exchange-Traded Funds	2,855,042
	(Cost $3,007,206)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 10.0%
$100,000,000	U.S. Treasury Bill	(e)	05/27/25	99,695,092
100,000,000	U.S. Treasury Bill	(e)	06/05/25	99,589,236
100,000,000	U.S. Treasury Bill	(e)	06/24/25	99,367,000
100,000,000	U.S. Treasury Bill	(e)	07/31/25	98,942,631
100,000,000	U.S. Treasury Bill	(e)	08/26/25	98,641,947
	Total U.S. Treasury Bills			496,235,906
	(Cost $496,228,301)

Shares	Description	Value
MONEY MARKET FUNDS — 5.7%
284,460,974	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (o)	284,460,974
	(Cost $284,460,974)
	Total Investments — 112.9%	5,589,161,409
	(Cost $5,744,471,690)

See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.8)%
	Pass-Through Securities — (3.8)%
	Federal National Mortgage Association
$(20,375,000)	Pool TBA	4.50%	05/15/55	$(19,488,375)
(2,000,000)	Pool TBA	4.50%	06/15/55	(1,912,032)
(166,060,000)	Pool TBA (j)	6.00%	07/15/55	(168,226,085)
	Total Investments Sold Short — (3.8)%			(189,626,492)
	(Proceeds $189,028,031)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.4)%
(1,000)	3 Month SOFR Futures Call	$(241,737,500)	$97.50	12/12/25	(356,250)
(50)	U.S. 2-Year Treasury Futures Call	(10,407,422)	103.00	05/23/25	(107,813)
(450)	U.S. 2-Year Treasury Futures Call	(93,666,797)	103.50	05/23/25	(555,469)
(50)	U.S. 2-Year Treasury Futures Call	(10,407,422)	103.75	05/23/25	(42,188)
(596)	U.S. 2-Year Treasury Futures Call	(124,410,344)	104.25	08/22/25	(707,750)
(75)	U.S. 2-Year Treasury Futures Call	(15,655,664)	104.50	08/22/25	(73,828)
(50)	U.S. 5-Year Treasury Futures Call	(5,459,766)	107.50	05/23/25	(87,500)
(112)	U.S. 5-Year Treasury Futures Call	(12,229,875)	108.50	05/23/25	(106,750)
(200)	U.S. 5-Year Treasury Futures Call	(21,864,063)	109.00	08/22/25	(265,625)
(100)	U.S. 5-Year Treasury Futures Call	(10,932,031)	110.00	08/22/25	(89,063)
(401)	U.S. 5-Year Treasury Futures Call	(43,837,445)	110.50	08/22/25	(291,352)
(171)	U.S. 5-Year Treasury Futures Call	(18,693,773)	112.00	08/22/25	(64,125)
(170)	U.S. 10-Year Treasury Futures Call	(19,077,188)	111.50	05/23/25	(204,531)
(104)	U.S. 10-Year Treasury Futures Call	(11,670,750)	112.00	05/23/25	(95,875)
(1,966)	U.S. 10-Year Treasury Futures Call	(220,867,813)	114.00	08/22/25	(2,150,312)
(460)	U.S. 10-Year Treasury Futures Call	(51,678,125)	114.50	08/22/25	(431,250)
(25)	U.S. 10-Year Treasury Futures Call	(2,808,594)	115.00	08/22/25	(20,313)
(100)	U.S. Treasury Long Bond Futures Call	(11,662,500)	118.00	05/23/25	(101,563)
(926)	U.S. Treasury Long Bond Futures Call	(107,676,438)	116.00	08/22/25	(3,327,812)
(2,282)	U.S. Treasury Long Bond Futures Call	(265,353,813)	120.00	08/22/25	(4,421,375)
(1,389)	U.S. Treasury Long Bond Futures Call	(161,514,656)	122.00	08/22/25	(1,953,281)
(86)	U.S. Treasury Long Bond Futures Call	(10,000,188)	123.00	08/22/25	(103,469)
(1,663)	U.S. Treasury Long Bond Futures Call	(193,375,719)	124.00	08/22/25	(1,688,984)
(89)	U.S. Treasury Long Bond Futures Call	(10,349,031)	128.00	08/22/25	(47,281)
(200)	U.S. Treasury Long Bond Futures Call	(23,181,250)	130.00	11/21/25	(190,625)
(57)	Ultra U.S. Treasury Long Bond Futures Call	(6,898,781)	124.00	05/23/25	(52,547)
(25)	Ultra U.S. Treasury Long Bond Futures Call	(3,025,781)	128.00	05/23/25	(7,031)
	Total Call Options Written				(17,543,962)
	(Premiums received $16,761,941)
	Put Options Written — (0.2)%
(50)	U.S. 2-Year Treasury Futures Put	(10,437,109)	102.50	08/22/25	(4,688)
(50)	U.S. 2-Year Treasury Futures Put	(10,437,109)	103.00	08/22/25	(8,594)
(200)	U.S. 2-Year Treasury Futures Put	(41,748,438)	103.50	08/22/25	(75,000)
(680)	U.S. 5-Year Treasury Futures Put	(74,337,813)	106.50	08/22/25	(170,000)
(524)	U.S. 5-Year Treasury Futures Put	(57,283,844)	106.75	08/22/25	(155,562)
(100)	U.S. 5-Year Treasury Futures Put (h)	(10,919,531)	102.00	05/23/25	(0)
(50)	U.S. 5-Year Treasury Futures Put	(5,466,016)	105.00	08/22/25	(4,688)
(900)	U.S. 5-Year Treasury Futures Put	(98,388,281)	106.00	08/22/25	(168,750)
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(100)	U.S. 10-Year Treasury Futures Put	$(11,221,875)	$105.00	05/23/25	$(0)
(268)	U.S. 10-Year Treasury Futures Put	(30,108,125)	107.00	08/22/25	(75,375)
(248)	U.S. 10-Year Treasury Futures Put	(27,861,250)	108.00	08/22/25	(104,625)
(174)	U.S. 10-Year Treasury Futures Put	(19,547,813)	110.00	08/22/25	(144,094)
(25)	U.S. Treasury Long Bond Futures Put	(2,915,625)	104.00	05/23/25	(781)
(50)	U.S. Treasury Long Bond Futures Put	(5,831,250)	105.00	05/23/25	(1,563)
(321)	U.S. Treasury Long Bond Futures Put	(37,436,625)	114.00	05/23/25	(210,656)
(185)	U.S. Treasury Long Bond Futures Put	(21,575,625)	117.00	05/23/25	(332,422)
(561)	U.S. Treasury Long Bond Futures Put	(65,233,781)	108.00	08/22/25	(534,703)
(1,259)	U.S. Treasury Long Bond Futures Put	(146,398,094)	110.00	08/22/25	(1,672,109)
(1,710)	U.S. Treasury Long Bond Futures Put	(198,840,938)	116.00	08/22/25	(5,664,375)
(228)	U.S. Treasury Long Bond Futures Put	(26,426,625)	107.00	11/21/25	(356,250)
(200)	U.S. Treasury Long Bond Futures Put	(23,181,250)	112.00	11/21/25	(593,750)
(57)	Ultra U.S. Treasury Long Bond Futures Put	(6,898,781)	115.00	05/23/25	(27,609)
(31)	Ultra U.S. Treasury Long Bond Futures Put	(3,751,969)	119.00	05/23/25	(39,234)
	Total Put Options Written				(10,344,828)
	(Premiums received $9,472,783)
	Total Written Options				(27,888,790)
	(Premiums received $26,234,724)
	Net Other Assets and Liabilities — (8.5)%				(420,371,567)
	Net Assets — 100.0%				$4,951,274,560
Futures Contracts at April 30, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	3,040	Jun-2025	$632,771,252	$4,281,567

Futures Contracts Short
U.S. 5-Year Treasury Notes	12	Jun-2025	$(1,310,344)	$(10,248)
U.S. 10-Year Treasury Notes	3,264	Jun-2025	(366,282,000)	(7,701,657)
U.S. Treasury Long Bond Futures	622	Jun-2025	(72,540,750)	616,358
Ultra 10-Year U.S. Treasury Notes	6,492	Jun-2025	(744,855,563)	(12,838,544)
Ultra U.S. Treasury Bond Futures	2,137	Jun-2025	(258,643,781)	(3,382,737)
			$(1,443,632,438)	$(23,316,828)
		Total	$(810,861,186)	$(19,035,261)

(a)	Inverse floating rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Floating or variable rate security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)	Zero coupon security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30,
2025, securities noted as such amounted to $465,740,770 or 9.4% of net assets.

(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $21,940,483 or 0.4% of net assets.

(i)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(m)	All or a portion of this security is segregated as collateral for open futures and options contracts. At April 30, 2025, the segregated value of these securities amounts to $117,381,660.
(n)	Investment in an affiliated fund.
(o)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
MS	– Morgan Stanley
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$4,092,591,199	$—	$4,092,591,199	$—
Mortgage-Backed Securities	388,151,074	—	388,151,074	—
U.S. Government Bonds and Notes	235,704,318	—	235,704,318	—
Asset-Backed Securities	79,170,634	—	79,170,634	—
U.S. Government Agency Securities	9,992,262	—	9,992,262	—
Exchange-Traded Funds*	2,855,042	2,855,042	—	—
U.S. Treasury Bills	496,235,906	—	496,235,906	—
Money Market Funds	284,460,974	284,460,974	—	—
Total Investments	5,589,161,409	287,316,016	5,301,845,393	—
Futures Contracts**	4,897,925	4,897,925	—	—
Total	$5,594,059,334	$292,213,941	$5,301,845,393	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(189,626,492)	$—	$(189,626,492)	$—
Written Options	(27,888,790)	(27,888,790)	— ***	—
Futures Contracts**	(23,933,186)	(23,933,186)	—	—
Total	$(241,448,468)	$(51,821,976)	$(189,626,492)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

***	Investments are valued at $0.
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$5,586,306,367
Investments, at value - Affiliated	2,855,042
Total investments, at value	5,589,161,409
Cash segregated as collateral	639,143
Receivables:
Investment securities sold	2,007,420,555
Interest	19,344,439
Dividends	2,592,780
Variation margin	2,233,253
Total Assets	7,621,391,579

LIABILITIES:
Investments sold short, at value	189,626,492
Options contracts written, at value	27,888,790
Payables:
Investment securities purchased	2,450,019,507
Investment advisory fees	2,582,230
Total Liabilities	2,670,117,019
NET ASSETS	$4,951,274,560

NET ASSETS consist of:
Paid-in capital	$5,205,019,859
Par value	1,008,500
Accumulated distributable earnings (loss)	(254,753,799)
NET ASSETS	$4,951,274,560
NET ASSET VALUE, per share	$49.10
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,850,002
Investments, at cost - Unaffiliated	$5,741,464,484
Investments, at cost - Affiliated	$3,007,206
Total investments, at cost	$5,744,471,690
Investments sold short, proceeds	$189,028,031
Premiums received on options contracts written	$26,234,724
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$102,282,510
Dividends - Unaffiliated	14,416,486
Dividends - Affiliated	68,184
Total investment income	116,767,180

EXPENSES:
Investment advisory fees	15,115,134
Total expenses	15,115,134
Less fees waived by the investment advisor	(9,126)
Net expenses	15,106,008
NET INVESTMENT INCOME (LOSS)	101,661,172

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(7,334,436)
Investments - Affiliated	(187)
Investments sold short	1,747,914
Purchased options contracts	(1,298,145)
Written options contracts	8,845,140
Futures contracts	63,201,407
Net realized gain (loss)	65,161,693
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	52,170,259
Investments - Affiliated	28,429
Investments sold short	(855,124)
Purchased options contracts	11,605
Written options contracts	7,110,219
Futures contracts	(75,223,497)
Net change in unrealized appreciation (depreciation)	(16,758,109)
NET REALIZED AND UNREALIZED GAIN (LOSS)	48,403,584
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150,064,756
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$101,661,172	$174,184,477
Net realized gain (loss)	65,161,693	(28,277,529)
Net change in unrealized appreciation (depreciation)	(16,758,109)	180,379,089
Net increase (decrease) in net assets resulting from operations	150,064,756	326,286,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(99,492,502)	(177,073,308)
Return of capital	—	(5,490,696)
Total distributions to shareholders	(99,492,502)	(182,564,004)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	390,863,727	687,580,786
Cost of shares redeemed	(36,639,953)	(112,449,763)
Net increase (decrease) in net assets resulting from shareholder transactions	354,223,774	575,131,023
Total increase (decrease) in net assets	404,796,028	718,853,056

NET ASSETS:
Beginning of period	4,546,478,532	3,827,625,476
End of period	$4,951,274,560	$4,546,478,532

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	93,600,002	81,850,002
Shares sold	8,000,000	14,100,000
Shares redeemed	(750,000)	(2,350,000)
Shares outstanding, end of period	100,850,002	93,600,002
See Notes to Financial Statements

First Trust Low Duration Opportunities ETF (LMBS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.57	$46.76	$46.97	$50.40	$51.45	$51.87
Income from investment operations:
Net investment income (loss)	1.04 (a)	2.05 (a)	1.72 (a)	0.85	0.39	0.87
Net realized and unrealized gain (loss)	0.51	1.91	(0.17)	(3.32)	(0.40)	(0.10)
Total from investment operations	1.55	3.96	1.55	(2.47)	(0.01)	0.77
Distributions paid to shareholders from:
Net investment income	(1.02)	(2.09)	(1.76)	(0.69)	(0.36)	(0.99)
Net realized gain	—	—	—	(0.27)	—	—
Return of capital	—	(0.06)	—	—	(0.68)	(0.20)
Total distributions	(1.02)	(2.15)	(1.76)	(0.96)	(1.04)	(1.19)
Net asset value, end of period	$49.10	$48.57	$46.76	$46.97	$50.40	$51.45
Total return (b)	3.22%	8.59%	3.29%	(4.96)%	(0.02)%	1.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,951,275	$4,546,479	$3,827,625	$4,863,247	$6,780,968	$6,389,742
Ratio of total expenses to average net assets (c)	0.64% (d)	0.64%	0.64%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets (c)	0.64% (d)	0.64%	—	—	—	—
Ratio of net investment income (loss) to average net assets (c)	4.32% (d)	4.25%	3.60%	1.66%	0.75%	1.57%
Portfolio turnover rate (e)	137%	413%	646% (f)	831% (f)	495% (f)	434% (f)

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The portfolio turnover rate not including mortgage dollar rolls was 556%, 641%, 368% and 245% for the years ended October 31, 2023, 2022, 2021, and 2020, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Low Duration Opportunities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “LMBS” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to generate current income. The Fund’s secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan’s principal and paying the loan’s interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund may also invest in securities of other investment companies, including ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are neither issued nor guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may also invest in to-be-announced transactions (“TBA Transactions”). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

(1)
“Government Entities” means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $21,940,483 of when-issued or delayed-delivery securities. At April 30, 2025, the Fund held $270,309,472 of forward purchase commitments and $168,226,085 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When a Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2025, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	11,808	$151,525	$88,212	$—	$910	$—	$240,647	$5,796
First Trust Intermediate Government Opportunities ETF	35,147	657,054	50,598	—	4,388	—	712,040	17,402
First Trust Long Duration Opportunities ETF	73,956	1,576,002	—	—	20,708	—	1,596,710	31,246
First Trust Structured Credit Income Opportunities ETF	14,956	319,611	—	(16,202)	2,423	(187)	305,645	13,740
		$2,704,192	$138,810	$(16,202)	$28,429	$(187)	$2,855,042	$68,184
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$178,321,308
Capital gains	—
Return of capital	5,490,696
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(15,869,500)
Accumulated capital and other gain (loss)	(66,923,382)
Net unrealized appreciation (depreciation)	(222,533,171)
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $66,923,382 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,529,208,935	$58,422,913	$(235,020,982)	$(176,598,069)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of LMBS, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the Fund’s acquired fund fees and expenses that are attributed to the Fund’s investment in the shares of investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of LMBS’s investment management agreement with First Trust; however, it is expected to remain in place at least until June 30, 2026. First Trust does not have the right to recover the waived fees. For the six months ended April 30, 2025, First Trust waived $9,126 of management fees.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs,

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2025, were $4,195,098,826 and $197,718,387, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2025 were $3,593,411,603 and $190,180,238, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $1,905,577,926 and $2,227,756,753, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$27,888,790
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	4,897,925	Unrealized depreciation on futures contracts*	23,933,186

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(1,298,145)
Written options contracts	8,845,140
Futures contracts	63,201,407
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	11,605
Written options contracts	7,110,219
Futures contracts	(75,223,497)
During the six months ended April 30, 2025, the premiums for purchased options contracts opened were $1,351,496 and the premiums for purchased options contracts closed, exercised and expired were $1,422,867.
During the six months ended April 30, 2025, the premiums for written options contracts opened were $45,872,907 and the premiums for written options contracts closed, exercised and expired were $37,609,938.
The average notional value of futures contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $2,119,279,750.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Low Duration Opportunities ETF (LMBS)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

First Trust SSI Strategic Convertible Securities ETF (FCVT)

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust SSI Strategic Convertible Securities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 86.1%
	Aerospace & Defense — 1.1%
$130,000	Axon Enterprise, Inc.	0.50%	12/15/27	$352,814
81,000	Rocket Lab U.S.A., Inc. (a)	4.25%	02/01/29	353,030
				705,844
	Automobiles — 1.3%
985,000	Rivian Automotive, Inc.	3.63%	10/15/30	895,488
	Banks — 0.6%
246,000	Morgan Stanley Finance LLC	1.00%	11/23/27	384,279
	Biotechnology — 6.8%
420,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	482,564
690,000	Ascendis Pharma A/S	2.25%	04/01/28	860,195
318,000	Bridgebio Pharma, Inc. (a)	1.75%	03/01/31	348,877
270,000	Cytokinetics, Inc.	3.50%	07/01/27	315,999
457,000	Exact Sciences Corp. (a)	2.00%	03/01/30	435,521
484,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	605,856
234,000	Insmed, Inc.	0.75%	06/01/28	527,345
245,000	Mirum Pharmaceuticals, Inc.	4.00%	05/01/29	388,754
483,000	PTC Therapeutics, Inc.	1.50%	09/15/26	563,508
				4,528,619
	Broadline Retail — 1.0%
523,000	Alibaba Group Holding Ltd. (a)	0.50%	06/01/31	687,876
	Capital Markets — 3.5%
492,000	Coinbase Global, Inc.	0.25%	04/01/30	491,262
618,000	Galaxy Digital Holdings, L.P. (a)	2.50%	12/01/29	601,314
1,176,000	Morgan Stanley Finance LLC (b) (c)	0.13%	04/26/30	1,271,785
				2,364,361
	Communications Equipment — 1.3%
400,000	Lumentum Holdings, Inc.	0.50%	12/15/26	414,073
415,000	Lumentum Holdings, Inc.	1.50%	12/15/29	473,106
				887,179
	Construction & Engineering — 0.8%
451,000	Granite Construction, Inc. (a)	3.25%	06/15/30	569,726
	Consumer Finance — 1.3%
325,000	SoFi Technologies, Inc. (a)	1.25%	03/15/29	494,000
473,000	Upstart Holdings, Inc. (a)	1.00%	11/15/30	398,502
				892,502
	Consumer Staples Distribution & Retail — 0.5%
225,000	Chefs’ (The) Warehouse, Inc.	2.38%	12/15/28	324,090
	Diversified Consumer Services — 0.8%
208,000	Stride, Inc.	1.13%	09/01/27	568,568
	Diversified Telecommunication Services — 0.4%
225,000	AST SpaceMobile, Inc. (a)	4.25%	03/01/32	264,544
	Electric Utilities — 8.1%
251,000	Alliant Energy Corp.	3.88%	03/15/26	264,056
470,000	Duke Energy Corp.	4.13%	04/15/26	512,887
1,362,000	NextEra Energy Capital Holdings, Inc.	3.00%	03/01/27	1,526,802
190,000	NRG Energy, Inc.	2.75%	06/01/48	506,825
1,187,000	PG&E Corp.	4.25%	12/01/27	1,236,142
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$303,000	PPL Capital Funding, Inc.	2.88%	03/15/28	$345,875
755,000	Southern (The) Co.	3.88%	12/15/25	848,054
155,000	TXNM Energy, Inc. (a)	5.75%	06/01/54	193,564
				5,434,205
	Electrical Equipment — 0.5%
286,000	Bloom Energy Corp.	3.00%	06/01/28	361,218
	Electronic Equipment, Instruments & Components — 1.6%
255,000	Advanced Energy Industries, Inc.	2.50%	09/15/28	268,883
409,000	OSI Systems, Inc. (a)	2.25%	08/01/29	520,454
240,000	PAR Technology Corp.	1.50%	10/15/27	253,744
				1,043,081
	Entertainment — 5.4%
108,000	Cinemark Holdings, Inc.	4.50%	08/15/25	226,719
296,000	IMAX Corp.	0.50%	04/01/26	315,240
535,000	Liberty Media Corp.	2.25%	08/15/27	651,046
440,000	Liberty Media Corp. (a)	2.38%	09/30/53	616,983
1,175,000	Live Nation Entertainment, Inc. (a)	2.88%	01/15/30	1,217,887
477,000	Spotify USA, Inc.	(d)	03/15/26	615,378
				3,643,253
	Financial Services — 2.8%
645,000	Affirm Holdings, Inc.	(d)	11/15/26	599,068
316,000	Affirm Holdings, Inc. (a)	0.75%	12/15/29	285,781
395,000	Global Payments, Inc.	1.50%	03/01/31	351,945
649,000	Shift4 Payments, Inc.	0.50%	08/01/27	660,033
				1,896,827
	Food Products — 0.5%
265,000	Post Holdings, Inc.	2.50%	08/15/27	312,718
	Gas Utilities — 0.4%
215,000	UGI Corp. (a)	5.00%	06/01/28	275,372
	Ground Transportation — 1.8%
270,000	Lyft, Inc.	0.63%	03/01/29	263,925
711,000	Uber Technologies, Inc.	0.88%	12/01/28	935,320
				1,199,245
	Health Care Equipment & Supplies — 3.6%
416,000	Insulet Corp.	0.38%	09/01/26	516,089
685,000	Integer Holdings Corp. (a)	1.88%	03/15/30	726,785
186,000	iRhythm Technologies, Inc.	1.50%	09/01/29	194,697
349,000	Lantheus Holdings, Inc.	2.63%	12/15/27	518,812
358,000	Merit Medical Systems, Inc. (a)	3.00%	02/01/29	456,629
				2,413,012
	Health Care Providers & Services — 0.5%
301,000	Guardant Health, Inc.	1.25%	02/15/31	324,598
	Health Care REITs — 1.9%
354,000	Ventas Realty, L.P.	3.75%	06/01/26	466,749
505,000	Welltower OP LLC (a)	2.75%	05/15/28	823,655
				1,290,404
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure — 3.4%
$294,000	Carnival Corp.	5.75%	12/01/27	$470,841
425,000	Cheesecake Factory, Inc. (The) (a)	2.00%	03/15/30	417,484
601,000	DraftKings Holdings, Inc.	(d)	03/15/28	530,286
248,000	NCL Corp. Ltd.	1.13%	02/15/27	234,913
666,000	NCL Corp. Ltd. (a)	0.88%	04/15/30	632,700
				2,286,224
	Interactive Media & Services — 2.1%
757,000	Morgan Stanley Finance LLC	0.13%	02/07/28	1,399,632
	IT Services — 4.3%
329,000	Applied Digital Corp. (a)	2.75%	06/01/30	229,506
862,000	Cloudflare, Inc.	(d)	08/15/26	877,301
425,000	Core Scientific, Inc. (a)	(d)	06/15/31	362,210
947,000	Snowflake, Inc. (a)	(d)	10/01/27	1,163,389
214,000	Snowflake, Inc. (a)	(d)	10/01/29	265,868
				2,898,274
	Leisure Products — 0.3%
97,000	Peloton Interactive, Inc. (a)	5.50%	12/01/29	174,077
	Life Sciences Tools & Services — 0.5%
330,000	Repligen Corp.	1.00%	12/15/28	338,535
	Metals & Mining — 1.5%
198,000	Equinox Gold Corp.	4.75%	10/15/28	258,984
294,000	MP Materials Corp. (a)	3.00%	03/01/30	410,571
101,000	United States Steel Corp.	5.00%	11/01/26	330,522
				1,000,077
	Mortgage REITs — 0.4%
271,000	Two Harbors Investment Corp.	6.25%	01/15/26	267,613
	Multi-Utilities — 0.8%
453,000	WEC Energy Group, Inc. (a)	4.38%	06/01/27	534,110
	Oil, Gas & Consumable Fuels — 0.4%
260,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	250,029
	Pharmaceuticals — 0.7%
410,000	Jazz Investments I Ltd. (a)	3.13%	09/15/30	447,296
	Professional Services — 0.9%
590,000	Parsons Corp.	2.63%	03/01/29	624,810
	Retail REITs — 0.4%
274,000	Federal Realty OP, L.P. (a)	3.25%	01/15/29	273,589
	Semiconductors & Semiconductor Equipment — 3.8%
703,000	MACOM Technology Solutions Holdings, Inc. (a)	(d)	12/15/29	660,046
823,000	MKS Instruments, Inc. (a)	1.25%	06/01/30	709,781
376,000	ON Semiconductor Corp.	(d)	05/01/27	402,753
583,000	ON Semiconductor Corp.	0.50%	03/01/29	505,315
270,000	Synaptics, Inc. (a)	0.75%	12/01/31	238,680
				2,516,575
	Software — 15.2%
600,000	BILL Holdings, Inc. (a)	(d)	04/01/30	511,800
310,000	Box, Inc. (a)	1.50%	09/15/29	304,575
765,000	Datadog, Inc. (a)	(d)	12/01/29	691,547
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$790,000	Guidewire Software, Inc. (a)	1.25%	11/01/29	$870,580
152,000	HubSpot, Inc.	0.38%	06/01/25	324,900
109,000	InterDigital, Inc.	3.50%	06/01/27	284,902
1,479,000	MicroStrategy, Inc. (a)	(d)	12/01/29	1,352,398
971,000	MicroStrategy, Inc. (a)	(d)	03/01/30	1,091,210
424,000	MicroStrategy, Inc.	0.88%	03/15/31	747,724
405,000	Nutanix, Inc.	0.25%	10/01/27	539,662
230,000	Nutanix, Inc. (a)	0.50%	12/15/29	248,828
213,000	Pagaya Technologies Ltd. (a)	6.13%	10/01/29	235,493
112,000	Palo Alto Networks, Inc.	0.38%	06/01/25	418,466
267,000	Progress Software Corp.	3.50%	03/01/30	304,135
258,000	Q2 Holdings, Inc.	0.75%	06/01/26	286,070
280,000	Riot Platforms, Inc. (a)	0.75%	01/15/30	214,732
250,000	Unity Software, Inc. (a)	(d)	03/15/30	236,125
494,000	Varonis Systems, Inc. (a)	1.00%	09/15/29	462,933
425,000	Workiva, Inc.	1.25%	08/15/28	401,306
448,000	Zscaler, Inc.	0.13%	07/01/25	674,453
				10,201,839
	Specialized REITs — 1.5%
960,000	Digital Realty Trust, L.P. (a)	1.88%	11/15/29	999,936
	Specialty Retail — 1.4%
287,000	Burlington Stores, Inc.	1.25%	12/15/27	369,082
577,000	Wayfair, Inc.	3.25%	09/15/27	537,764
				906,846
	Technology Hardware, Storage & Peripherals — 2.0%
589,000	Seagate HDD Cayman	3.50%	06/01/28	746,189
428,000	Western Digital Corp.	3.00%	11/15/28	581,866
				1,328,055
	Total Convertible Corporate Bonds and Notes			57,714,526
	(Cost $52,719,594)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 11.6%
	Aerospace & Defense — 2.8%
31,125	Boeing (The) Co.	6.00%	10/15/27	1,910,452
	Banks — 3.4%
930	Bank of America Corp., Series L	7.25%	(e)	1,088,174
1,030	Wells Fargo & Co., Series L	7.50%	(e)	1,196,860
				2,285,034
	Capital Markets — 1.6%
8,600	Ares Management Corp., Series B	6.75%	10/01/27	424,582
13,105	KKR & Co., Inc., Series D	6.25%	03/01/28	628,123
				1,052,705
	Chemicals — 0.4%
10,000	Albemarle Corp.	7.25%	03/01/27	306,300
	Financial Services — 1.4%
13,230	Apollo Global Management, Inc.	6.75%	07/31/26	954,148
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Health Care Providers & Services — 0.5%
5,025	BrightSpring Health Services, Inc.	6.75%	02/01/27	$315,068
	Semiconductors & Semiconductor Equipment — 0.6%
8,185	Microchip Technology, Inc.	7.50%	03/15/28	388,460
	Technology Hardware, Storage & Peripherals — 0.9%
11,490	Hewlett Packard Enterprise Co.	7.63%	09/01/27	576,798
	Total Convertible Preferred Securities			7,788,965
	(Cost $7,553,229)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
1,124,929	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	1,124,929
	(Cost $1,124,929)

	Total Investments — 99.4%	66,628,420
	(Cost $61,397,752)
	Net Other Assets and Liabilities — 0.6%	385,012
	Net Assets — 100.0%	$67,013,432

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $23,009,964 or 34.3% of net assets.

(b)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $1,271,785 or 1.9% of net assets.

(c)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(d)	Zero coupon security.
(e)	Perpetual maturity.
(f)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes:
Capital Markets	$2,364,361	$—	$1,092,576	$1,271,785
Other Industry Categories*	55,350,165	—	55,350,165	—
Convertible Preferred Securities*	7,788,965	7,788,965	—	—
Money Market Funds	1,124,929	1,124,929	—	—
Total Investments	$66,628,420	$8,913,894	$56,442,741	$1,271,785

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$66,628,420
Receivables:
Interest	232,164
Investment securities sold	194,926
Dividends	10,575
Total Assets	67,066,085

LIABILITIES:
Investment advisory fees payable	52,653
Total Liabilities	52,653
NET ASSETS	$67,013,432

NET ASSETS consist of:
Paid-in capital	$86,601,419
Par value	19,000
Accumulated distributable earnings (loss)	(19,606,987)
NET ASSETS	$67,013,432
NET ASSET VALUE, per share	$35.27
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,900,002
Investments, at cost	$61,397,752
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$304,229
Interest	(509,275)
Total investment income	(205,046)

EXPENSES:
Investment advisory fees	395,091
Total expenses	395,091
NET INVESTMENT INCOME (LOSS)	(600,137)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,230,011
In-kind redemptions	172,498
Net realized gain (loss)	3,402,509
Net change in unrealized appreciation (depreciation) on investments	(4,305,143)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(902,634)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,502,771)
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$(600,137)	$(415,708)
Net realized gain (loss)	3,402,509	6,240,836
Net change in unrealized appreciation (depreciation)	(4,305,143)	11,356,359
Net increase (decrease) in net assets resulting from operations	(1,502,771)	17,181,487

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(975,501)	(1,502,941)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,924,598	34,891,381
Cost of shares redeemed	(26,131,191)	(62,561,618)
Net increase (decrease) in net assets resulting from shareholder transactions	(206,593)	(27,670,237)
Total increase (decrease) in net assets	(2,684,865)	(11,991,691)

NET ASSETS:
Beginning of period	69,698,297	81,689,988
End of period	$67,013,432	$69,698,297

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,950,002	2,750,002
Shares sold	700,000	1,050,000
Shares redeemed	(750,000)	(1,850,000)
Shares outstanding, end of period	1,900,002	1,950,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.74	$29.71	$32.12	$52.22	$40.14	$31.57
Income from investment operations:
Net investment income (loss)	(0.26) (a)	(0.17) (a)	(0.42) (a)	(1.39)	(1.33)	(0.55)
Net realized and unrealized gain (loss)	0.21 (b)	6.79	(1.50)	(8.63)	14.42	9.65
Total from investment operations	(0.05)	6.62	(1.92)	(10.02)	13.09	9.10
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.59)	(0.49)	(1.39)	(0.62)	(0.53)
Net realized gain	—	—	—	(8.69)	(0.39)	—
Total distributions	(0.42)	(0.59)	(0.49)	(10.08)	(1.01)	(0.53)
Net asset value, end of period	$35.27	$35.74	$29.71	$32.12	$52.22	$40.14
Total return (c)	(0.17)%	22.40%	(6.08)%	(22.76)%	32.74%	29.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67,013	$69,698	$81,690	$173,454	$305,460	$236,802
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(1.44)% (d)	(0.51)%	(1.32)%	(3.44)%	(2.60)%	(1.36)%
Portfolio turnover rate (e)	67%	100%	90%	94%	135%	119%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
13)
the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
14)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,502,941
Capital gains	—
Return of capital	—
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$726,335
Accumulated capital and other gain (loss)	(26,292,938)
Net unrealized appreciation (depreciation)	8,437,888
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $26,292,938 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended October 31, 2024, the Fund utilized $2,044,046 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$61,397,752	$6,656,819	$(1,426,151)	$5,230,668
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)
public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SSI will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $51,851,315 and $57,715,415, respectively.
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $7,295,540 and $3,535,594, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

First Trust Long Duration Opportunities ETF (LGOV)

First Trust Long Duration Opportunities ETF (LGOV)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Long Duration Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 76.1%
	Collateralized Mortgage Obligations — 48.6%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.70%	10/01/53	$3,209,154
3,250,000	Series 2024-2, Class A2 (a) (b)	5.19%	08/01/54	3,020,308
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,334,077
6,168,437	Series 2015-4499, Class CZ	3.50%	08/15/45	5,339,594
4,744,578	Series 2017-4680, Class YZ	3.50%	05/15/47	4,225,729
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,554,204
3,294,935	Series 2017-4745, Class CZ	3.50%	01/15/48	2,997,713
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,510,706
7,727,386	Series 2021-5135, Class BZ	2.50%	08/25/51	4,670,723
3,707,660	Series 2021-5140, Class ZD	2.00%	08/25/51	2,210,597
12,954,961	Series 2021-5179, Class GZ	2.00%	01/25/52	7,174,124
17,592,456	Series 2022-5202, Class ZN	3.00%	05/25/51	12,070,469
6,368,621	Series 2022-5204, Class HZ	2.50%	03/25/52	3,939,466
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,444,808
7,420,000	Series 2022-5224, Class HL	4.00%	04/25/52	6,842,897
6,127,213	Series 2022-5243, Class ZB	3.50%	06/15/43	4,988,622
22,208,979	Series 2023-5299, Class ZA	3.00%	03/25/52	16,027,696
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
10,000,000	Series 2024-2, Class A2 (a)	3.25%	10/25/34	8,617,806
	Federal National Mortgage Association
1,095,175	Series 2005-74, Class NZ	6.00%	09/25/35	1,167,736
24,422,597	Series 2012-134, Class ZC	2.50%	12/25/42	18,948,440
1,529,917	Series 2013-19, Class ZD	3.50%	03/25/43	1,355,989
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,901,086
4,562,468	Series 2015-89, Class CZ	4.00%	08/25/45	4,231,893
7,449,788	Series 2016-44, Class ZD	3.00%	07/25/46	6,023,225
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,581,608
3,121,658	Series 2018-76, Class ZL	4.00%	10/25/58	2,859,862
2,301,056	Series 2018-84, Class ZM	4.00%	11/25/48	2,143,860
8,454,264	Series 2022-22, Class HZ	2.50%	05/25/52	5,819,840
1,979,241	Series 2023-44, Class PO, PO	(c)	10/25/53	1,524,772
10,694,733	Series 2023-59, Class CZ	2.50%	11/25/49	7,193,698
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	11,724,992
10,849,731	Series 2024-20, Class QZ	4.00%	10/25/45	9,715,292
10,659,398	Series 2024-20, Class ZA	4.00%	10/25/45	9,549,334
4,836,722	Series 2024-20, Class ZQ	4.00%	10/25/45	4,245,669
12,877,110	Series 2024-26, Class PO, PO	(c)	05/25/54	10,091,751
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,288,511
10,469,280	Series 2014-26, Class MZ	3.00%	02/20/44	9,250,591
7,216,045	Series 2014-94, Class Z	4.50%	01/20/44	6,992,356
2,280,676	Series 2015-164, Class MZ	3.00%	09/20/45	1,762,371
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,995,772
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,488,560
11,105,382	Series 2018-53, Class BZ	3.50%	04/20/48	9,784,115
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,512,463
13,475,374	Series 2022-124, Class MY	3.50%	07/20/52	11,572,999
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	$9,034,181
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,265,237
3,200,000	Series 2022-139, Class AL	4.00%	07/20/51	2,896,289
13,700,000	Series 2023-81, Class YD	4.00%	06/20/53	12,240,216
16,933,517	Series 2023-164, Class AZ	3.00%	01/20/52	12,109,978
5,135,646	Series 2024-1, Class ZE	4.00%	01/20/44	4,666,509
7,674,980	Series 2024-1, Class ZH	5.00%	05/20/46	7,747,507
10,157,159	Series 2024-43, Class EZ	3.50%	04/20/52	7,825,001
19,436,635	Series 2024-59, Class Z	1.25%	07/20/50	10,758,298
3,280,000	Series 2025-JP7382, Class SB (d) (e) (f)	0.00%	01/01/55	3,079,100
				340,527,794
	Commercial Mortgage-Backed Securities — 12.4%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
4,722,428	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	658,449
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,540,182
13,065,000	Series 2018-K157, Class A3	3.99%	08/25/33	12,591,438
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.38%	06/25/29	90,935
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,942,885
17,143,868	Series 2019-K1511, Class X1, IO (b)	0.93%	03/25/34	810,495
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	431,649
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,562,401
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.91%	05/25/30	792,303
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.31%	10/25/30	433,171
7,606,523	Series 2020-K1515, Class X1, IO (b)	1.63%	02/25/35	766,796
18,297,919	Series 2020-K1516, Class X1, IO (b)	1.63%	05/25/35	1,994,841
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,661,499
45,358,557	Series 2021-K129, Class X1, IO (b)	1.14%	05/25/31	2,132,678
25,500,000	Series 2021-K131, Class XAM, IO (b)	1.04%	07/25/31	1,303,540
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	2,003,146
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.40%	01/25/32	3,447,363
30,502,250	Series 2022-K143, Class XAM, IO (b)	0.50%	04/25/55	731,118
1,450,000	Series 2022-K145, Class A2	2.58%	05/25/32	1,293,542
6,000,000	Series 2022-K146, Class A2	2.92%	06/25/32	5,469,169
120,819,351	Series 2023-K153, Class X1, IO (b)	0.60%	12/25/32	3,763,257
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,889,254
6,000,000	Series 2024-K164, Class A2	5.00%	05/25/34	6,193,062
37,000,000	Series 2024-K165, Class XAM, IO (b)	1.09%	09/25/34	2,622,360
116,051,000	Series 2024-K167, Class XAM, IO (b)	0.55%	11/25/34	3,861,342
10,000,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	10,152,434
	Federal National Mortgage Association Alternative Credit Enhancement Securities
13,081,573	Series 2024-M3, Class Z (b)	4.66%	04/25/53	10,904,048
	Government National Mortgage Association
929,178	Series 2020-159, Class Z (g)	2.50%	10/16/62	341,910
510,769	Series 2020-197, Class Z (b)	2.25%	10/16/62	160,840
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$220,162	Series 2021-4, Class Z (b)	2.00%	09/16/62	$60,880
947,075	Series 2021-28, Class Z (b)	2.00%	10/16/62	293,084
				86,900,071
	Pass-Through Securities — 15.1%
	Federal Home Loan Mortgage Corporation
12,444,882	Pool SD7509	3.00%	11/01/49	11,009,629
17,052,935	Pool SD7550	3.00%	02/01/52	15,069,287
	Federal National Mortgage Association
5,030,043	Pool BM7421	2.00%	03/01/51	3,930,433
14,099,819	Pool FM9712	3.50%	11/01/50	12,982,347
7,365,410	Pool FS2459	3.00%	02/01/52	6,537,196
10,000,000	Pool TBA	3.00%	05/15/55	8,680,147
7,000,000	Pool TBA	3.50%	05/15/55	6,318,354
5,000,000	Pool TBA (h)	4.00%	05/15/55	4,660,392
10,000,000	Pool TBA (h)	5.50%	05/15/55	9,979,975
10,000,000	Pool TBA	3.00%	06/15/55	8,680,928
4,000,000	Pool TBA (h)	3.50%	06/15/55	3,609,551
10,000,000	Pool TBA (h)	4.00%	06/15/55	9,318,439
5,000,000	Pool TBA (h)	5.50%	06/15/55	4,986,276
				105,762,954
	Total U.S. Government Agency Mortgage-Backed Securities			533,190,819
	(Cost $534,534,761)
U.S. GOVERNMENT BONDS AND NOTES — 24.9%
10,000,000	U.S. Treasury Bond	4.38%	08/15/43	9,645,312
13,200,000	U.S. Treasury Bond	4.75%	11/15/43	13,340,508
12,500,000	U.S. Treasury Bond	4.50%	02/15/44	12,218,018
10,300,000	U.S. Treasury Bond	4.75%	02/15/45	10,373,227
3,000,000	U.S. Treasury Bond	2.50%	05/15/46	2,093,906
13,100,000	U.S. Treasury Bond	2.25%	08/15/46	8,670,818
7,400,000	U.S. Treasury Bond	3.00%	02/15/47	5,614,027
7,000,000	U.S. Treasury Bond	2.75%	08/15/47	5,044,238
10,000,000	U.S. Treasury Bond	2.75%	11/15/47	7,188,477
8,000,000	U.S. Treasury Bond	3.00%	02/15/48	6,007,812
10,000,000	U.S. Treasury Bond	3.13%	05/15/48	7,670,508
5,300,000	U.S. Treasury Bond	3.00%	08/15/48	3,961,543
18,500,000	U.S. Treasury Bond	3.38%	11/15/48	14,784,463
5,500,000	U.S. Treasury Bond	3.00%	02/15/49	4,095,244
10,650,000	U.S. Treasury Bond	2.25%	08/15/49	6,750,061
7,500,000	U.S. Treasury Bond	4.63%	02/15/55	7,422,656
13,000,000	U.S. Treasury Note	4.25%	01/15/28	13,219,121
2,000,000	U.S. Treasury Note	3.88%	03/15/28	2,016,641
5,000,000	U.S. Treasury Note	4.00%	03/31/30	5,062,891
6,000,000	U.S. Treasury Note	4.13%	03/31/32	6,072,188
7,000,000	U.S. Treasury Note	4.25%	11/15/34	7,054,688
15,400,000	U.S. Treasury Note	4.63%	02/15/35	15,978,703
	Total U.S. Government Bonds and Notes			174,285,050
	(Cost $171,659,917)
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES — 4.6%
$11,329,000	Tennessee Valley Authority	4.25%	09/15/52	$9,467,480
13,160,000	Tennessee Valley Authority	5.25%	02/01/55	12,860,456
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	10,031,748
	Total U.S. Government Agency Securities			32,359,684
	(Cost $34,015,251)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
30,783	First Trust Intermediate Government Opportunities ETF (i)	623,630
	(Cost $602,205)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.7%
5,000,000	U.S. Treasury Bill	(c)	05/27/25	4,984,755
	(Cost $4,984,736)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
11,800,462	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (j)	11,800,462
	(Cost $11,800,462)
	Total Investments — 108.1%	757,244,400
	(Cost $757,597,332)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.5)%
	Pass-Through Securities — (1.5)%
	Federal National Mortgage Association
$(10,000,000)	Pool TBA (h)	6.00%	06/15/55	(10,138,252)
	Total Investments Sold Short — (1.5)%			(10,138,252)
	(Proceeds $10,112,695)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(100)	U.S. 5-Year Treasury Futures Call	$(10,932,031)	$110.50	08/22/25	(72,656)
(50)	U.S. 10-Year Treasury Futures Call	(5,617,188)	113.50	08/22/25	(62,500)
(100)	U.S. 10-Year Treasury Futures Call	(11,234,375)	114.00	08/22/25	(109,375)
(100)	U.S. 10-Year Treasury Futures Call	(11,234,375)	116.00	08/22/25	(59,375)
(100)	U.S. 10-Year Treasury Futures Call	(11,234,375)	116.50	08/22/25	(50,000)
(50)	U.S. 10-Year Treasury Futures Call	(5,617,188)	117.00	08/22/25	(21,094)
(50)	U.S. Treasury Long Bond Futures Call	(5,831,250)	123.00	05/23/25	(9,375)
(50)	U.S. Treasury Long Bond Futures Call	(92,188)	122.00	06/20/25	(30,469)
(50)	U.S. Treasury Long Bond Futures Call	(92,188)	126.00	06/20/25	(13,281)
(50)	U.S. Treasury Long Bond Futures Call	(96,875)	126.00	07/25/25	(25,000)
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(50)	U.S. Treasury Long Bond Futures Call	$(5,814,063)	$121.00	08/22/25	$(82,812)
(65)	U.S. Treasury Long Bond Futures Call	(7,558,281)	125.00	08/22/25	(55,859)
(50)	U.S. Treasury Long Bond Futures Call	(5,814,063)	127.00	08/22/25	(30,469)
(50)	U.S. Treasury Long Bond Futures Call	(5,814,063)	128.00	08/22/25	(26,563)
(50)	U.S. Treasury Long Bond Futures Call	(5,814,063)	129.00	08/22/25	(22,656)
(93)	U.S. Treasury Long Bond Futures Call	(10,814,156)	131.00	08/22/25	(31,969)
	Total Call Options Written				(703,453)
	(Premiums received $702,462)
	Put Options Written — (0.0)%
(250)	3 Month SOFR Futures Put	(59,781,250)	96.00	03/13/26	(65,625)
(100)	3 Month SOFR Futures Put	(24,173,750)	95.00	12/11/26	(24,375)
(100)	3 Month SOFR Futures Put	(24,173,750)	95.75	12/11/26	(46,875)
(100)	U.S. 5-Year Treasury Futures Put	(10,932,031)	104.50	08/22/25	(7,031)
(50)	U.S. 5-Year Treasury Futures Put	(5,466,016)	105.75	08/22/25	(7,813)
(100)	U.S. 5-Year Treasury Futures Put	(10,932,031)	106.00	08/22/25	(18,750)
(50)	U.S. 10-Year Treasury Futures Put	(48,438)	108.50	06/20/25	(7,813)
(50)	U.S. 10-Year Treasury Futures Put	(5,617,188)	107.00	08/22/25	(14,062)
(50)	U.S. Treasury Long Bond Futures Put	(5,814,063)	104.00	08/22/25	(24,219)
(50)	U.S. Treasury Long Bond Futures Put	(5,814,063)	108.00	08/22/25	(47,656)
	Total Put Options Written				(264,219)
	(Premiums received $725,537)
	Total Written Options				(967,672)
	(Premiums received $1,427,999)
	Net Other Assets and Liabilities — (6.5)%				(45,590,419)
	Net Assets — 100.0%				$700,548,057
Futures Contracts at April 30, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	298	Jun-2025	$62,028,235	$132,263
U.S. 5-Year Treasury Notes	1,282	Jun-2025	139,988,391	2,089,820
U.S. 10-Year Treasury Notes	1,222	Jun-2025	137,131,312	2,112,624
Ultra U.S. Treasury Bond Futures	389	Jun-2025	47,081,156	(755,611)
			$386,229,094	$3,579,096

Futures Contracts Short
U.S. Treasury Long Bond Futures	1,488	Jun-2025	$(173,538,000)	$(720,415)
Ultra 10-Year U.S. Treasury Notes	526	Jun-2025	(60,350,281)	(739,526)
			$(233,888,281)	$(1,459,941)
		Total	$152,340,813	$2,119,155

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $14,847,268 or 2.1% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)	Inverse floating rate security.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, securities noted as such are valued at $3,079,100 or 0.4% of net assets.

(f)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(i)	Investment in an affiliated fund.
(j)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$533,190,819	$—	$533,190,819	$—
U.S. Government Bonds and Notes	174,285,050	—	174,285,050	—
U.S. Government Agency Securities	32,359,684	—	32,359,684	—
Exchange-Traded Funds*	623,630	623,630	—	—
U.S. Treasury Bills	4,984,755	—	4,984,755	—
Money Market Funds	11,800,462	11,800,462	—	—
Total Investments	757,244,400	12,424,092	744,820,308	—
Futures Contracts**	4,334,707	4,334,707	—	—
Total	$761,579,107	$16,758,799	$744,820,308	$—

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(10,138,252)	$—	$(10,138,252)	$—
Written Options	(967,672)	(967,672)	—	—
Futures Contracts**	(2,215,552)	(2,215,552)	—	—
Total	$(13,321,476)	$(3,183,224)	$(10,138,252)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value - Unaffiliated	$756,620,770
Investments, at value - Affiliated	623,630
Total investments, at value	757,244,400
Due from broker	190,000
Cash segregated as collateral	5,829,894
Receivables:
Investment securities sold	70,027,699
Interest	4,190,260
Variation margin	642,684
Dividends	53,429
Total Assets	838,178,366

LIABILITIES:
Investments sold short, at value	10,138,252
Options contracts written, at value	967,672
Payables:
Investment securities purchased	126,161,490
Investment advisory fees	362,895
Total Liabilities	137,630,309
NET ASSETS	$700,548,057

NET ASSETS consist of:
Paid-in capital	$710,530,684
Par value	325,000
Accumulated distributable earnings (loss)	(10,307,627)
NET ASSETS	$700,548,057
NET ASSET VALUE, per share	$21.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	32,500,002
Investments, at cost - Unaffiliated	$756,995,127
Investments, at cost - Affiliated	$602,205
Total investments, at cost	$757,597,332
Investments sold short, proceeds	$10,112,695
Premiums received on options contracts written	$1,427,999
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$15,019,557
Dividends - Unaffiliated	304,537
Dividends - Affiliated	11,675
Total investment income	15,335,769

EXPENSES:
Investment advisory fees	2,066,319
Total expenses	2,066,319
NET INVESTMENT INCOME (LOSS)	13,269,450

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(1,307,266)
Investments sold short	83,789
Purchased options contracts	(76,258)
Written options contracts	329,639
Futures contracts	4,118,932
Net realized gain (loss)	3,148,836
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	5,090,765
Investments - Affiliated	3,885
Investments sold short	(25,557)
Purchased options contracts	14,324
Written options contracts	952,220
Futures contracts	623,383
Net change in unrealized appreciation (depreciation)	6,659,020
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,807,856
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,077,306
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$13,269,450	$17,154,274
Net realized gain (loss)	3,148,836	(905,094)
Net increase from payment by the advisor	—	7,880
Net change in unrealized appreciation (depreciation)	6,659,020	12,363,375
Net increase (decrease) in net assets resulting from operations	23,077,306	28,620,435

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(12,824,751)	(16,213,229)
Return of capital	—	(775,773)
Total distributions to shareholders	(12,824,751)	(16,989,002)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	108,372,078	429,113,368
Cost of shares redeemed	(39,325,853)	(5,490,307)
Net increase (decrease) in net assets resulting from shareholder transactions	69,046,225	423,623,061
Total increase (decrease) in net assets	79,298,780	435,254,494

NET ASSETS:
Beginning of period	621,249,277	185,994,783
End of period	$700,548,057	$621,249,277

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	29,200,002	9,550,002
Shares sold	5,150,000	19,900,000
Shares redeemed	(1,850,000)	(250,000)
Shares outstanding, end of period	32,500,002	29,200,002
See Notes to Financial Statements

First Trust Long Duration Opportunities ETF (LGOV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.28	$19.48	$21.43	$27.71	$28.97	$28.04
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.87 (a)	0.84 (a)	0.49	0.47	0.82
Net realized and unrealized gain (loss)	0.26	1.79 (b)	(2.05)	(6.36)	(0.77)	1.24
Total from investment operations	0.70	2.66	(1.21)	(5.87)	(0.30)	2.06
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.82)	(0.70)	(0.38)	(0.47)	(1.13)
Net realized gain	—	—	—	—	(0.45)	—
Return of capital	—	(0.04)	(0.04)	(0.03)	(0.04)	—
Total distributions	(0.42)	(0.86)	(0.74)	(0.41)	(0.96)	(1.13)
Net asset value, end of period	$21.56	$21.28	$19.48	$21.43	$27.71	$28.97
Total return (c)	3.34%	13.70% (b)	(5.97)%	(21.37)%	(1.02)%	7.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$700,548	$621,249	$185,995	$18,214	$33,251	$21,725
Ratio of total expenses to average net assets (d)	0.65% (e)	0.65%	0.65%	0.65%	0.69% (f)	0.69% (f)
Ratio of net investment income (loss) to average net assets (d)	4.17% (e)	4.09%	3.93%	1.79%	1.61%	1.89%
Portfolio turnover rate (g)	61%	182%	218%	98% (h)	142% (h)	174% (h)

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $7,880, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The portfolio turnover rate not including mortgage dollar rolls was 69%, 69% and 118% for the years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Long Duration Opportunities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “LGOV” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in ETFs that principally invest in such securities. The Fund’s investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as “pass-through” securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s portfolio managers. In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the portfolio managers to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the portfolio managers will manage the Fund’s portfolio to have a weighted average effective duration of eight or more years.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $3,079,100 when-issued or delayed-delivery securities. At April 30, 2025, the Fund held $32,554,633 of forward purchase commitments and $10,138,252 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When a Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at April 30, 2025, and for the six months then ended are as follows:

Security Name	Shares at 4/30/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 4/30/2025	Dividend Income
First Trust Intermediate Government Opportunities ETF	30,783	$396,100	$223,645	$—	$3,885	$—	$623,630	$11,675
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$16,213,229
Capital gains	—
Return of capital	775,773

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(13,067,815)
Net unrealized appreciation (depreciation)	(7,492,367)
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $13,067,815 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended October 31, 2024, the Fund utilized $2,890,557 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$746,056,638	$14,405,242	$(12,204,249)	$2,200,993
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
During the year ended October 31, 2024, the Fund received a payment from the Advisor in the amount of $7,880 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2025, were $402,620,354 and $223,645, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2025 were $305,468,236 and $0, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $78,444,537 and $88,649,420, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$967,672
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	4,334,707	Unrealized depreciation on futures contracts*	2,215,552

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(76,258)
Written options contracts	329,639
Futures contracts	4,118,932
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	14,324
Written options contracts	952,220
Futures contracts	623,383
The average notional value of futures contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $625,010,589.
During the six months ended April 30, 2025, the premiums for purchased options contracts opened were $1,406,467 and the premiums for purchased options contracts closed, exercised and expired were $1,547,354.
During the six months ended April 30, 2025, the premiums for written options contracts opened were $4,126,432 and the premiums for written options contracts closed, exercised and expired were $3,557,517.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Long Duration Opportunities ETF (LGOV)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 81.7%
	Aerospace/Defense — 1.9%
$2,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	$2,049,400
1,000,000	Howmet Aerospace, Inc.	6.75%	01/15/28	1,058,463
6,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	5,706,616
3,000,000	Howmet Aerospace, Inc.	4.85%	10/15/31	3,016,485
5,000,000	Northrop Grumman Corp.	4.60%	02/01/29	5,055,542
3,500,000	Northrop Grumman Corp.	4.40%	05/01/30	3,484,017
3,500,000	RTX Corp.	5.75%	01/15/29	3,659,817
				24,030,340
	Banking — 14.8%
1,044,000	American Express Co. (a)	6.34%	10/30/26	1,053,465
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,536,908
889,000	American Express Co. (a)	5.10%	02/16/28	900,520
3,000,000	American Express Co. (a)	4.73%	04/25/29	3,028,312
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,540,369
1,263,000	American Express Co. (a)	5.09%	01/30/31	1,286,430
5,250,000	Bank of America Corp.	3.50%	04/19/26	5,208,249
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,777,790
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,108,532
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,512,142
1,500,000	Bank of New York Mellon (The) (a)	5.15%	05/22/26	1,500,541
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,147,103
1,000,000	Bank of New York Mellon (The) Corp. (a)	4.95%	04/26/27	1,005,689
2,000,000	Bank of New York Mellon (The) Corp. (a)	5.80%	10/25/28	2,073,173
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,124,648
3,000,000	Bank of New York Mellon (The) Corp. (a)	4.94%	02/11/31	3,052,948
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	629,351
1,400,000	Fifth Third Bancorp (a)	4.90%	09/06/30	1,397,099
600,000	Fifth Third Bank N.A. (a)	4.97%	01/28/28	603,799
5,000,000	Goldman Sachs Bank USA (a)	5.28%	03/18/27	5,034,289
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.80%	08/10/26	2,004,765
3,000,000	Goldman Sachs Group (The), Inc. (a)	4.94%	04/23/28	3,028,186
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,714,384
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.69%	10/23/30	1,496,807
1,500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	1,511,757
913,000	Huntington National Bank (The) (a)	4.87%	04/12/28	917,669
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,049,712
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,614,974
1,000,000	JPMorgan Chase & Co. (a)	4.51%	10/22/28	1,003,034
2,500,000	JPMorgan Chase & Co. (a)	4.92%	01/24/29	2,535,880
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,432,108
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,587,508
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,542,503
1,000,000	JPMorgan Chase & Co. (a)	4.60%	10/22/30	999,685
3,250,000	Morgan Stanley	4.00%	07/23/25	3,245,486
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,529,816
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,781,323
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,069,216
2,000,000	Morgan Stanley Bank N.A.	4.75%	04/21/26	2,007,555
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,520,970
3,333,000	Morgan Stanley Bank N.A. (a)	5.02%	01/12/29	3,383,831
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	$5,004,354
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	976,990
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,060,400
135,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	137,002
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,031,242
3,000,000	Santander Holdings USA, Inc. (a)	5.47%	03/20/29	3,011,641
1,000,000	State Street Corp. (a)	5.10%	05/18/26	1,000,161
4,250,000	State Street Corp. (a)	5.82%	11/04/28	4,410,930
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,779,062
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	4,031,555
3,000,000	US Bancorp (a)	5.73%	10/21/26	3,014,976
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,067,749
2,750,000	Wells Fargo & Co.	3.55%	09/29/25	2,740,908
4,000,000	Wells Fargo & Co.	3.00%	10/23/26	3,925,941
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,112,731
500,000	Wells Fargo & Co. (a)	4.97%	04/23/29	506,388
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,550,856
1,250,000	Wells Fargo & Co., Series W (a)	4.90%	01/24/28	1,258,709
				184,120,121
	Brokerage/Asset Managers/Exchanges — 2.8%
9,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	8,964,207
10,000,000	Intercontinental Exchange, Inc.	3.63%	09/01/28	9,809,630
2,000,000	LPL Holdings, Inc.	4.90%	04/03/28	2,009,507
1,368,000	Nasdaq, Inc.	5.65%	06/28/25	1,369,738
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,767,204
3,000,000	Nasdaq, Inc.	5.55%	02/15/34	3,081,738
				35,002,024
	Building Materials — 2.4%
10,945,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	10,574,064
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,459,718
7,674,000	CRH America, Inc. (b)	3.88%	05/18/25	7,668,552
3,001,000	Holcim Finance U.S. LLC (b)	4.70%	04/07/28	3,024,180
3,000,000	Holcim Finance U.S. LLC (b)	4.95%	04/07/30	3,032,211
2,000,000	Vulcan Materials Co.	4.95%	12/01/29	2,021,614
				29,780,339
	Cable Satellite — 0.3%
231,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	230,706
3,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/26	3,059,011
				3,289,717
	Construction Machinery — 1.5%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	996,201
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,427,499
14,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	14,495,867
				18,919,567
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Cyclical Services — 0.8%
$6,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	$6,449,463
4,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,731,452
				10,180,915
	Consumer Products — 0.2%
2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	1,993,222
	Diversified Manufacturing — 0.8%
1,342,000	Veralto Corp.	5.50%	09/18/26	1,361,489
5,000,000	Veralto Corp.	5.35%	09/18/28	5,161,935
3,000,000	Veralto Corp.	5.45%	09/18/33	3,062,131
				9,585,555
	Electric — 3.3%
3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	3,728,881
5,000,000	CenterPoint Energy Houston Electric LLC	5.20%	10/01/28	5,156,114
3,500,000	Duke Energy Carolinas LLC	4.85%	03/15/30	3,572,176
3,000,000	Duke Energy Carolinas LLC	4.95%	01/15/33	3,018,589
3,250,000	Florida Power & Light Co.	5.05%	04/01/28	3,335,660
3,000,000	Oncor Electric Delivery Co. LLC	4.65%	11/01/29	3,028,857
7,371,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	7,355,745
4,000,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	4,070,176
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,538,584
6,000,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	6,030,900
				40,835,682
	Environmental — 1.8%
7,850,000	Republic Services, Inc.	4.88%	04/01/29	7,993,102
10,000,000	Waste Management, Inc.	4.88%	02/15/29	10,242,153
3,500,000	Waste Management, Inc.	4.63%	02/15/30	3,552,789
				21,788,044
	Food and Beverage — 8.3%
5,000,000	Campbell’s (The) Co.	5.20%	03/19/27	5,083,613
5,000,000	Campbell’s (The) Co.	5.20%	03/21/29	5,109,804
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,029,843
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,506,670
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,995,526
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,517,134
2,118,000	Constellation Brands, Inc. (c)	4.80%	05/01/30	2,122,510
5,000,000	General Mills, Inc.	4.70%	01/30/27	5,030,346
5,500,000	General Mills, Inc.	2.88%	04/15/30	5,081,094
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,625,401
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,907,475
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,063,311
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,405,668
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	2,010,469
6,000,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	5,920,936
3,000,000	Lamb Weston Holdings, Inc. (b)	4.13%	01/31/30	2,817,811
13,000,000	Mars, Inc. (b)	4.60%	03/01/28	13,143,731
3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	3,783,968
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,714,406
4,500,000	Post Holdings, Inc. (b)	6.25%	02/15/32	4,540,497
4,000,000	Sysco Corp.	3.75%	10/01/25	3,984,380
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage (Continued)
$2,000,000	Sysco Corp.	3.25%	07/15/27	$1,955,395
400,000	Sysco Corp.	5.75%	01/17/29	416,400
3,000,000	US Foods, Inc. (b)	4.75%	02/15/29	2,917,775
				103,684,163
	Gaming — 0.6%
722,000	VICI Properties, L.P.	4.75%	04/01/28	722,567
3,000,000	VICI Properties, L.P.	5.75%	04/01/34	3,018,891
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,438,554
				7,180,012
	Health Insurance — 3.9%
11,670,000	Centene Corp.	4.25%	12/15/27	11,412,451
2,000,000	Centene Corp.	4.63%	12/15/29	1,930,091
7,066,000	Elevance Health, Inc.	5.35%	10/15/25	7,083,193
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,968,174
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,967,084
400,000	Elevance Health, Inc.	4.75%	02/15/30	403,517
4,000,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	3,848,476
7,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	7,259,895
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,541,978
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,634,484
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,545,576
				48,594,919
	Healthcare — 10.6%
4,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	3,750,434
10,238,000	Alcon Finance Corp. (b)	2.75%	09/23/26	9,969,099
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	3,951,516
3,000,000	Alcon Finance Corp. (b)	2.60%	05/27/30	2,702,643
3,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	3,038,548
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,887,553
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,944,198
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,525,474
3,000,000	Cencora, Inc.	4.85%	12/15/29	3,035,336
2,500,000	Charles River Laboratories International, Inc. (b)	4.25%	05/01/28	2,379,428
2,500,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,291,169
1,631,000	Cigna Group (The)	4.50%	02/25/26	1,629,796
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,995,539
4,345,000	Cigna Group (The)	2.40%	03/15/30	3,937,060
3,000,000	Cigna Group (The)	5.13%	05/15/31	3,065,218
3,000,000	Cigna Group (The)	5.40%	03/15/33	3,071,469
6,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	6,028,166
6,170,000	HCA, Inc.	5.88%	02/15/26	6,186,220
2,000,000	HCA, Inc.	4.50%	02/15/27	1,996,407
5,000,000	HCA, Inc.	5.20%	06/01/28	5,081,622
3,000,000	HCA, Inc.	5.50%	06/01/33	3,020,257
5,000,000	IQVIA, Inc. (b)	5.00%	05/15/27	4,964,258
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,209,495
250,000	IQVIA, Inc.	6.25%	02/01/29	260,010
4,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	4,533,929
2,000,000	Quest Diagnostics, Inc.	4.63%	12/15/29	2,009,880
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$8,000,000	Solventum Corp.	5.40%	03/01/29	$8,161,982
2,500,000	Solventum Corp.	5.45%	03/13/31	2,553,994
2,500,000	Solventum Corp.	5.60%	03/23/34	2,529,048
6,000,000	Stryker Corp.	4.85%	12/08/28	6,114,510
2,000,000	Stryker Corp.	4.25%	09/11/29	1,989,549
3,500,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	3,590,378
557,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	571,575
5,000,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/30	5,082,556
				132,058,316
	Lodging — 0.6%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,561,225
3,000,000	Hyatt Hotels Corp.	5.05%	03/30/28	3,015,095
1,000,000	Hyatt Hotels Corp.	5.25%	06/30/29	1,003,699
				7,580,019
	Media Entertainment — 0.5%
6,000,000	AppLovin Corp.	5.13%	12/01/29	6,052,102
	Other Industrial — 0.3%
3,500,000	Quanta Services, Inc.	2.90%	10/01/30	3,170,520
	Other Utility — 0.5%
4,000,000	American Water Capital Corp.	2.95%	09/01/27	3,889,400
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,848,141
				6,737,541
	Packaging — 1.6%
897,000	Berry Global, Inc. (b)	4.88%	07/15/26	895,754
3,700,000	Berry Global, Inc. (b)	5.63%	07/15/27	3,699,001
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,762,617
3,000,000	Crown Americas LLC	5.25%	04/01/30	2,996,519
				19,353,891
	Paper — 0.3%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	980,223
3,000,000	Packaging Corp. of America	5.70%	12/01/33	3,092,487
				4,072,710
	Pharmaceuticals — 0.8%
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,953,235
2,500,000	Zoetis, Inc.	3.00%	09/12/27	2,432,824
1,522,000	Zoetis, Inc.	2.00%	05/15/30	1,352,164
3,000,000	Zoetis, Inc.	5.60%	11/16/32	3,143,485
				9,881,708
	Property & Casualty Insurance — 5.2%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,856,463
2,000,000	Aon North America, Inc.	5.30%	03/01/31	2,059,253
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,544,914
6,000,000	Arthur J. Gallagher & Co.	4.85%	12/15/29	6,077,937
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,602,448
994,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,010,664
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	6,016,329
4,500,000	Brown & Brown, Inc.	2.38%	03/15/31	3,888,348
5,500,000	Brown & Brown, Inc.	4.20%	03/17/32	5,127,404
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance (Continued)
$1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	$1,640,722
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,408,900
1,000,000	Marsh & McLennan Cos., Inc.	4.65%	03/15/30	1,009,229
4,500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	4,552,778
9,480,000	Ryan Specialty LLC (b)	5.88%	08/01/32	9,371,709
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,765,794
3,000,000	Willis North America, Inc.	5.35%	05/15/33	3,027,376
				63,960,268
	Retailers — 0.8%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,962,339
4,000,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	4,078,031
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,444,487
				10,484,857
	Technology — 14.6%
7,500,000	Atlassian Corp.	5.25%	05/15/29	7,630,173
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,996,236
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,405,929
1,485,000	Autodesk, Inc.	2.85%	01/15/30	1,384,991
5,950,000	Cadence Design Systems, Inc.	4.30%	09/10/29	5,940,304
5,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,433,936
15,656,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	14,537,643
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,349,337
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,519,008
3,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	3,006,322
7,000,000	Gartner, Inc. (b)	4.50%	07/01/28	6,905,767
2,500,000	Gartner, Inc. (b)	3.63%	06/15/29	2,347,332
6,250,000	Gartner, Inc. (b)	3.75%	10/01/30	5,759,218
7,250,000	Infor, Inc. (b)	1.75%	07/15/25	7,198,208
3,000,000	Molex Electronic Technologies LLC (b)	4.75%	04/30/28	3,026,405
18,500,000	MSCI, Inc. (b)	4.00%	11/15/29	17,718,203
3,025,000	Oracle Corp.	3.25%	11/15/27	2,946,320
2,250,000	Oracle Corp.	2.30%	03/25/28	2,128,538
3,000,000	Oracle Corp.	4.50%	05/06/28	3,016,708
4,000,000	Oracle Corp.	6.15%	11/09/29	4,252,506
667,000	Oracle Corp.	5.25%	02/03/32	676,544
3,000,000	Oracle Corp.	6.25%	11/09/32	3,200,372
3,000,000	Oracle Corp.	4.70%	09/27/34	2,856,025
6,500,000	PTC, Inc. (b)	4.00%	02/15/28	6,285,078
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,973,592
455,000	Roper Technologies, Inc.	4.50%	10/15/29	453,204
2,682,000	Roper Technologies, Inc.	2.00%	06/30/30	2,347,874
3,000,000	Roper Technologies, Inc.	4.75%	02/15/32	2,971,009
6,000,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	5,976,236
2,857,000	Synopsys, Inc.	4.55%	04/01/27	2,873,416
3,333,000	Synopsys, Inc.	4.65%	04/01/28	3,371,989
2,000,000	Synopsys, Inc.	4.85%	04/01/30	2,022,582
2,500,000	Synopsys, Inc.	5.00%	04/01/32	2,518,656
5,000,000	TR Finance LLC	3.35%	05/15/26	4,929,030
3,813,000	VMware LLC	4.50%	05/15/25	3,811,566
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$2,500,000	VMware LLC	4.65%	05/15/27	$2,504,765
3,500,000	VMware LLC	2.20%	08/15/31	2,977,363
10,925,000	Workday, Inc.	3.50%	04/01/27	10,734,509
3,000,000	Workday, Inc.	3.80%	04/01/32	2,777,144
				181,764,038
	Wireless — 2.2%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,567,291
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,445,507
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,513,336
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	1,003,344
3,000,000	Crown Castle, Inc.	5.10%	05/01/33	2,935,421
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	5,004,510
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	8,010,288
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,032,786
				27,512,483
	Wirelines — 0.3%
3,500,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	3,466,903
	Total Corporate Bonds and Notes			1,015,079,976
	(Cost $1,002,437,974)
FOREIGN CORPORATE BONDS AND NOTES — 14.3%
	Banking — 4.4%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	2,021,114
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,045,578
1,000,000	Barclays PLC (a)	4.84%	09/10/28	1,001,738
588,000	Barclays PLC (a)	5.09%	02/25/29	592,395
727,000	Barclays PLC (a)	4.94%	09/10/30	726,241
6,000,000	Canadian Imperial Bank of Commerce (a)	4.86%	01/13/28	6,047,265
6,500,000	Canadian Imperial Bank of Commerce (a)	4.86%	03/30/29	6,560,345
2,500,000	Lloyds Banking Group PLC	4.38%	03/22/28	2,494,517
3,750,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	3,796,529
6,500,000	Royal Bank of Canada	4.88%	01/12/26	6,532,825
2,250,000	Royal Bank of Canada	4.88%	01/19/27	2,278,229
3,000,000	Royal Bank of Canada (a)	4.97%	01/24/29	3,043,060
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,495,848
2,000,000	Toronto-Dominion Bank (The)	5.53%	07/17/26	2,027,610
1,615,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	1,637,860
3,500,000	UBS AG	5.65%	09/11/28	3,639,088
5,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	5,634,317
				54,574,559
	Building Materials — 0.4%
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,112,664
	Environmental — 0.8%
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	9,998,907
	Food and Beverage — 0.9%
6,000,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	6,079,899
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,987,694
				11,067,593
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Gaming — 0.0%
$100,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	$102,274
	Healthcare — 0.9%
8,000,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	8,195,818
3,000,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	2,997,698
				11,193,516
	Midstream — 0.1%
923,000	Enbridge, Inc.	5.90%	11/15/26	940,916
	Packaging — 0.9%
5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	4,922,832
6,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,963,631
				10,886,463
	Paper — 1.1%
13,000,000	Smurfit Kappa Treasury ULC (b)	5.20%	01/15/30	13,186,774
	Pharmaceuticals — 0.3%
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,844,053
	Property & Casualty Insurance — 0.6%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	8,023,973
	Restaurants — 0.6%
7,000,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.63%	09/15/29	6,985,581
	Retailers — 0.8%
5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	4,624,096
6,000,000	Belron UK Finance PLC (b)	5.75%	10/15/29	5,998,329
				10,622,425
	Technology — 2.5%
10,000,000	Constellation Software, Inc. (b)	5.16%	02/16/29	10,179,256
2,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	2,514,246
3,000,000	Elastic N.V. (b)	4.13%	07/15/29	2,835,163
15,000,000	Open Text Corp. (b)	6.90%	12/01/27	15,441,516
				30,970,181
	Total Foreign Corporate Bonds and Notes			177,509,879
	(Cost $175,349,082)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.6%
	Food and Beverage — 0.6%
7,400,000	Constellation Brands, Inc.	4.67%	05/01/25	7,400,000
	Midstream — 1.0%
12,200,000	Energy Transfer, L.P.	4.59%	05/01/25	12,200,000
	Technology — 1.0%
12,200,000	Global Payments, Inc.	4.97%	05/01/25	12,200,000
	Total Commercial Paper			31,800,000
	(Cost $31,800,000)

See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.5%
	Electric — 0.5%
$6,300,000	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	07/31/30	$6,289,479
	(Cost $6,302,448)

	Total Investments — 99.1%			1,230,679,334
	(Cost $1,215,889,504)
	Net Other Assets and Liabilities — 0.9%			11,623,798
	Net Assets — 100.0%			$1,242,303,132

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $321,795,796 or 25.9% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,015,079,976	$—	$1,015,079,976	$—
Foreign Corporate Bonds and Notes*	177,509,879	—	177,509,879	—
Commercial Paper*	31,800,000	—	31,800,000	—
Senior Floating-Rate Loan Interests*	6,289,479	—	6,289,479	—
Total Investments	$1,230,679,334	$—	$1,230,679,334	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$1,230,679,334
Cash	333,107
Interest receivable	13,966,128
Total Assets	1,244,978,569

LIABILITIES:
Payables:
Investment securities purchased	2,114,273
Investment advisory fees	561,164
Total Liabilities	2,675,437
NET ASSETS	$1,242,303,132

NET ASSETS consist of:
Paid-in capital	$1,226,701,089
Par value	653,500
Accumulated distributable earnings (loss)	14,948,543
NET ASSETS	$1,242,303,132
NET ASSET VALUE, per share	$19.01
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	65,350,002
Investments, at cost	$1,215,889,504
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$32,012,781
Total investment income	32,012,781

EXPENSES:
Investment advisory fees	3,449,934
Total expenses	3,449,934
NET INVESTMENT INCOME (LOSS)	28,562,847

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	1,590,590
Net change in unrealized appreciation (depreciation) on investments	4,687,086
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,277,676
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,840,523
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$28,562,847	$48,606,353
Net realized gain (loss)	1,590,590	896,577
Net change in unrealized appreciation (depreciation)	4,687,086	28,632,220
Net increase (decrease) in net assets resulting from operations	34,840,523	78,135,150

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(29,119,626)	(48,608,992)
Return of capital	—	(444,385)
Total distributions to shareholders	(29,119,626)	(49,053,377)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	89,076,231	441,389,170
Cost of shares redeemed	(88,980,236)	(15,996,674)
Net increase (decrease) in net assets resulting from shareholder transactions	95,995	425,392,496
Total increase (decrease) in net assets	5,816,892	454,474,269

NET ASSETS:
Beginning of period	1,236,486,240	782,011,971
End of period	$1,242,303,132	$1,236,486,240

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	65,350,002	42,850,002
Shares sold	4,700,000	23,350,000
Shares redeemed	(4,700,000)	(850,000)
Shares outstanding, end of period	65,350,002	65,350,002
See Notes to Financial Statements

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,		Period Ended 10/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$18.92	$18.25	$18.38	$20.00
Income from investment operations:
Net investment income (loss)	0.43 (b)	0.87 (b)	0.85 (b)	0.39
Net realized and unrealized gain (loss)	0.10	0.67	(0.17)	(1.64)
Total from investment operations	0.53	1.54	0.68	(1.25)
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.86)	(0.81)	(0.37)
Return of capital	—	(0.01)	—	—
Total distributions	(0.44)	(0.87)	(0.81)	(0.37)
Net asset value, end of period	$19.01	$18.92	$18.25	$18.38
Total return (c)	2.81%	8.58%	3.68%	(6.28)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,242,303	$1,236,486	$782,012	$16,542
Ratio of total expenses to average net assets	0.55% (d)	0.55%	0.55%	0.55% (d)
Ratio of net expenses to average net assets	0.55% (d)	0.55%	0.45%	0.45% (d)
Ratio of net investment income (loss) to average net assets	4.55% (d)	4.63%	4.62%	2.33% (d)
Portfolio turnover rate (e)	16%	22%	38%	113%

(a)	Inception date is November 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FSIG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to deliver current income. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. At least 80% of the Fund’s net assets will be invested in corporate debt securities that are, at the time of purchase, investment grade (i.e. rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), to be of comparable quality. In the case of a split rating between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Commercial paper and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $2,122,510 of when-issued or delayed-delivery securities. At April 30, 2025, the Fund had no forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of April 30, 2025, the Fund had no unfunded loan commitments.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$48,608,992
Capital gains	—
Return of capital	444,385
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(781,365)
Net unrealized appreciation (depreciation)	10,009,011
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $781,365 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended October 31, 2024, the Fund utilized $852,143 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,215,889,504	$16,214,357	$(1,424,527)	$14,789,830
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule, provided that the Fund was not eligible for any breakpoints until the termination of the fee waiver described below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion	0.49500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $203,728,488 and $190,698,405, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale

Notes to Financial Statements (Continued)
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)
of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
FT Vest Technology Dividend Target Income ETF (TDVI)
FT Vest Dow Jones Internet & Target Income ETF (FDND)

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.5%
	Aerospace & Defense — 1.5%
196,538	General Dynamics Corp. (a)	$53,481,920
	Air Freight & Logistics — 2.9%
576,382	C.H. Robinson Worldwide, Inc. (a)	51,424,802
487,684	Expeditors International of Washington, Inc. (a)	53,601,348
		105,026,150
	Beverages — 4.2%
1,510,298	Brown-Forman Corp., Class B (a)	52,618,782
712,498	Coca-Cola (The) Co. (a)	51,691,730
367,118	PepsiCo, Inc. (a)	49,773,859
		154,084,371
	Biotechnology — 1.6%
294,980	AbbVie, Inc. (a)	57,550,598
	Building Products — 1.5%
818,460	A.O. Smith Corp. (a)	55,540,696
	Capital Markets — 5.9%
122,735	FactSet Research Systems, Inc. (a)	53,048,522
2,839,917	Franklin Resources, Inc. (a)	53,276,843
111,065	S&P Global, Inc. (a)	55,538,053
602,656	T. Rowe Price Group, Inc. (a)	53,365,189
		215,228,607
	Chemicals — 9.0%
197,272	Air Products and Chemicals, Inc. (a)	53,478,466
938,643	Albemarle Corp. (a)	54,957,548
219,482	Ecolab, Inc. (a)	55,184,359
116,522	Linde PLC (a)	52,811,266
512,875	PPG Industries, Inc. (a)	55,831,573
157,663	Sherwin-Williams (The) Co. (a)	55,642,426
		327,905,638
	Commercial Services & Supplies — 1.5%
251,463	Cintas Corp. (a)	53,229,688
	Consumer Staples Distribution & Retail — 4.4%
716,506	Sysco Corp. (a)	51,158,528
566,751	Target Corp. (a)	54,804,822
549,981	Walmart, Inc. (a)	53,485,652
		159,449,002
	Containers & Packaging — 1.4%
5,485,929	Amcor PLC (a)	50,470,547
	Distributors — 1.5%
449,683	Genuine Parts Co. (a)	52,860,237
	Electric Utilities — 2.9%
901,072	Eversource Energy (a)	53,595,763
776,363	NextEra Energy, Inc. (a)	51,923,157
		105,518,920
	Electrical Equipment — 1.5%
516,730	Emerson Electric Co. (a)	54,313,490
	Food Products — 5.7%
1,085,328	Archer-Daniels-Midland Co. (a)	51,824,412
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,695,101	Hormel Foods Corp. (a)	$50,683,520
444,099	J.M. Smucker (The) Co. (a)	51,635,391
681,801	McCormick & Co., Inc. (a)	52,266,864
		206,410,187
	Gas Utilities — 1.5%
327,251	Atmos Energy Corp. (a)	52,566,328
	Health Care Equipment & Supplies — 4.4%
402,234	Abbott Laboratories (a)	52,592,096
258,136	Becton Dickinson & Co. (a)	53,457,384
623,596	Medtronic PLC (a)	52,855,997
		158,905,477
	Health Care Providers & Services — 1.5%
388,500	Cardinal Health, Inc. (a)	54,891,165
	Hotels, Restaurants & Leisure — 1.4%
163,984	McDonald’s Corp. (a)	52,417,486
	Household Products — 7.1%
511,369	Church & Dwight Co., Inc. (a)	50,799,397
375,429	Clorox (The) Co. (a)	53,423,547
556,248	Colgate-Palmolive Co. (a)	51,280,503
391,500	Kimberly-Clark Corp. (a)	51,591,870
315,127	Procter & Gamble (The) Co. (a)	51,230,196
		258,325,513
	Insurance — 7.0%
481,657	Aflac, Inc. (a)	52,346,483
441,843	Brown & Brown, Inc. (a)	48,867,836
183,577	Chubb Ltd. (a)	52,517,708
389,602	Cincinnati Financial Corp. (a)	54,236,494
126,868	Erie Indemnity Co., Class A (a)	45,497,402
		253,465,923
	IT Services — 1.4%
212,751	International Business Machines Corp. (a)	51,447,447
	Life Sciences Tools & Services — 1.4%
239,373	West Pharmaceutical Services, Inc. (a)	50,577,121
	Machinery — 8.9%
176,578	Caterpillar, Inc. (a)	54,610,278
313,952	Dover Corp. (a)	53,575,909
220,642	Illinois Tool Works, Inc. (a)	52,934,222
282,714	Nordson Corp. (a)	53,594,093
595,170	Pentair PLC (a)	53,999,774
883,093	Stanley Black & Decker, Inc. (a)	53,003,242
		321,717,518
	Metals & Mining — 1.5%
466,596	Nucor Corp. (a)	55,697,564
	Multi-Utilities — 1.4%
464,148	Consolidated Edison, Inc. (a)	52,332,687
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 2.8%
382,106	Chevron Corp. (a)	$51,989,342
486,411	Exxon Mobil Corp. (a)	51,379,594
		103,368,936
	Personal Care Products — 1.5%
2,276,636	Kenvue, Inc. (a)	53,728,610
	Pharmaceuticals — 1.4%
336,118	Johnson & Johnson (a)	52,538,605
	Professional Services — 1.5%
177,919	Automatic Data Processing, Inc. (a)	53,482,451
	Residential REITs — 1.5%
188,482	Essex Property Trust, Inc. (a)	52,614,750
	Retail REITs — 2.9%
551,665	Federal Realty Investment Trust (a)	51,867,543
899,675	Realty Income Corp. (a)	52,055,196
		103,922,739
	Software — 1.5%
94,770	Roper Technologies, Inc. (a)	53,078,782
	Specialty Retail — 1.5%
239,834	Lowe’s Cos., Inc. (a)	53,617,289
	Trading Companies & Distributors — 2.9%
651,279	Fastenal Co. (a)	52,734,061
52,630	W.W. Grainger, Inc. (a)	53,909,435
		106,643,496
	Total Common Stocks	3,646,409,938
	(Cost $3,711,437,054)
MONEY MARKET FUNDS — 0.1%
3,621,957	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	3,621,957
	(Cost $3,621,957)
	Total Investments — 100.6%	3,650,031,895
	(Cost $3,715,059,011)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(1,288)	A.O. Smith Corp.	$(8,740,368)	$65.00	05/16/25	(386,400)
(727)	Abbott Laboratories	(9,505,525)	130.00	05/16/25	(218,100)
(534)	AbbVie, Inc.	(10,418,340)	175.00	05/16/25	(1,014,600)
(866)	Aflac, Inc.	(9,411,688)	110.00	05/16/25	(173,200)
(276)	Air Products and Chemicals, Inc.	(7,482,084)	260.00	05/16/25	(466,440)
(1,024)	Albemarle Corp.	(5,995,520)	55.00	05/16/25	(549,888)
(9,313)	Amcor PLC	(8,567,960)	9.00	05/16/25	(409,772)
(1,800)	Archer-Daniels-Midland Co.	(8,595,000)	47.50	05/16/25	(229,500)
(652)	Atmos Energy Corp.	(10,473,076)	160.00	05/16/25	(176,040)
(306)	Automatic Data Processing, Inc.	(9,198,360)	290.00	05/16/25	(350,370)
(373)	Becton Dickinson & Co.	(7,724,457)	200.00	05/16/25	(406,570)
(858)	Brown & Brown, Inc.	(9,489,480)	120.00	05/16/25	(21,450)
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2,680)	Brown-Forman Corp.	$(9,337,120)	$35.00	05/16/25	$(227,800)
(840)	C.H. Robinson Worldwide, Inc.	(7,494,480)	90.00	05/16/25	(268,800)
(706)	Cardinal Health, Inc.	(9,975,074)	135.00	05/16/25	(628,340)
(223)	Caterpillar, Inc.	(6,896,721)	300.00	05/16/25	(249,760)
(584)	Chevron Corp.	(7,945,904)	140.00	05/16/25	(130,816)
(341)	Chubb Ltd.	(9,755,328)	285.00	05/16/25	(160,270)
(856)	Church & Dwight Co., Inc.	(8,503,504)	105.00	05/16/25	(45,368)
(662)	Cincinnati Financial Corp.	(9,215,702)	135.00	05/16/25	(334,972)
(460)	Cintas Corp.	(9,737,280)	210.00	05/16/25	(249,780)
(571)	Clorox (The) Co.	(8,125,330)	140.00	05/16/25	(325,470)
(1,468)	Coca-Cola (The) Co.	(10,650,340)	72.50	05/16/25	(199,648)
(1,034)	Colgate-Palmolive Co.	(9,532,446)	95.00	05/16/25	(51,700)
(1,003)	Consolidated Edison, Inc.	(11,308,825)	110.00	05/16/25	(391,170)
(457)	Dover Corp.	(7,798,705)	160.00	05/16/25	(571,250)
(376)	Ecolab, Inc.	(9,453,768)	240.00	05/16/25	(385,400)
(696)	Emerson Electric Co.	(7,315,656)	100.00	05/16/25	(532,440)
(235)	Erie Indemnity Co. (c) (d)	(8,427,570)	410.00	05/16/25	(5,405)
(327)	Essex Property Trust, Inc.	(9,128,205)	280.00	05/16/25	(181,485)
(1,614)	Eversource Energy	(9,600,072)	60.00	05/16/25	(169,470)
(804)	Expeditors International of Washington, Inc.	(8,836,764)	105.00	05/16/25	(546,720)
(837)	Exxon Mobil Corp.	(8,841,231)	110.00	05/16/25	(87,885)
(195)	FactSet Research Systems, Inc.	(8,428,290)	430.00	05/16/25	(213,525)
(1,203)	Fastenal Co.	(9,740,691)	82.50	05/16/25	(128,721)
(853)	Federal Realty Investment Trust	(8,019,906)	95.00	05/16/25	(89,565)
(4,524)	Franklin Resources, Inc.	(8,487,024)	17.50	05/16/25	(655,980)
(341)	General Dynamics Corp.	(9,279,292)	280.00	05/16/25	(80,135)
(775)	Genuine Parts Co.	(9,110,125)	115.00	05/16/25	(292,563)
(2,944)	Hormel Foods Corp.	(8,802,560)	30.00	05/16/25	(161,920)
(350)	Illinois Tool Works, Inc.	(8,396,850)	230.00	05/16/25	(404,250)
(404)	International Business Machines Corp.	(9,769,528)	240.00	05/16/25	(242,400)
(876)	J.M. Smucker (The) Co.	(10,185,252)	115.00	05/16/25	(262,800)
(619)	Johnson & Johnson	(9,675,589)	160.00	05/16/25	(61,900)
(4,374)	Kenvue, Inc.	(10,322,640)	23.00	05/16/25	(524,880)
(708)	Kimberly-Clark Corp.	(9,330,024)	145.00	05/16/25	(3,540)
(207)	Linde PLC	(9,381,861)	455.00	05/16/25	(200,790)
(347)	Lowe’s Cos., Inc.	(7,757,532)	220.00	05/16/25	(242,900)
(1,214)	McCormick & Co., Inc.	(9,306,524)	75.00	05/16/25	(309,570)
(318)	McDonald’s Corp.	(10,164,870)	310.00	05/16/25	(456,330)
(1,008)	Medtronic PLC	(8,543,808)	82.50	05/16/25	(271,152)
(1,248)	NextEra Energy, Inc.	(8,346,624)	67.50	05/16/25	(169,728)
(417)	Nordson Corp.	(7,905,069)	180.00	05/16/25	(462,870)
(744)	Nucor Corp.	(8,881,128)	110.00	05/16/25	(803,520)
(882)	Pentair PLC	(8,002,386)	80.00	05/16/25	(970,200)
(610)	PepsiCo, Inc.	(8,270,380)	145.00	05/16/25	(9,150)
(740)	PPG Industries, Inc.	(8,055,640)	100.00	05/16/25	(606,800)
(554)	Procter & Gamble (The) Co.	(9,006,378)	170.00	05/16/25	(22,160)
(1,673)	Realty Income Corp.	(9,679,978)	57.50	05/16/25	(200,760)
(171)	Roper Technologies, Inc.	(9,577,368)	560.00	05/16/25	(143,640)
(177)	S&P Global, Inc.	(8,850,885)	460.00	05/16/25	(763,755)
(252)	Sherwin-Williams (The) Co.	(8,893,584)	330.00	05/16/25	(614,880)
See Notes to Financial Statements

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,031)	Stanley Black & Decker, Inc.	$(6,373,704)	$57.50	05/16/25	$(391,780)
(1,216)	Sysco Corp.	(8,682,240)	72.50	05/16/25	(119,168)
(796)	T. Rowe Price Group, Inc.	(7,048,580)	85.00	05/16/25	(358,200)
(659)	Target Corp.	(6,436,255)	95.00	05/16/25	(247,125)
(81)	W.W. Grainger, Inc.	(8,296,911)	1,010.00	05/16/25	(238,950)
(959)	Walmart, Inc.	(9,326,275)	92.50	05/16/25	(623,350)
(263)	West Pharmaceutical Services, Inc.	(5,668,066)	200.00	05/16/25	(389,240)
	Total Written Options				(21,884,476)
	(Premiums received $20,487,242)
	Net Other Assets and Liabilities — 0.0%				745,970
	Net Assets — 100.0%				$3,628,893,389

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2025, the value of these securities amounts to $605,125,194.
(b)	Rate shown reflects yield as of April 30, 2025.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2025, investments noted as such are valued at $(5,405) or (0.0)% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,646,409,938	$3,646,409,938	$—	$—
Money Market Funds	3,621,957	3,621,957	—	—
Total Investments	$3,650,031,895	$3,650,031,895	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,884,476)	$(15,991,801)	$(5,887,270)	$(5,405)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.6%
8,469	Curtiss-Wright Corp.	$2,920,874
20,262	Woodward, Inc.	3,800,543
		6,721,417
	Air Freight & Logistics — 0.4%
57,696	Hub Group, Inc., Class A	1,822,617
	Automobile Components — 0.9%
16,456	Lear Corp. (a)	1,411,102
55,134	Phinia, Inc. (a)	2,213,630
		3,624,732
	Banks — 14.7%
14,177	1st Source Corp.	849,911
79,749	Bank OZK (a)	3,397,308
110,895	Cadence Bank (a)	3,244,788
42,914	Cathay General Bancorp	1,789,085
29,919	Commerce Bancshares, Inc.	1,817,280
30,007	Cullen/Frost Bankers, Inc.	3,494,915
40,757	East West Bancorp, Inc. (a)	3,486,761
167,323	Eastern Bankshares, Inc. (a)	2,496,459
70,581	Enterprise Financial Services Corp.	3,671,624
184,600	First BanCorp (a)	3,625,544
923	First Citizens BancShares, Inc., Class A	1,642,146
105,014	First Commonwealth Financial Corp.	1,608,815
25,272	First Merchants Corp.	900,694
92,537	Fulton Financial Corp.	1,543,517
16,128	Hancock Whitney Corp.	840,108
66,257	Home BancShares, Inc.	1,838,632
171,136	Huntington Bancshares, Inc. (a)	2,486,606
14,065	Independent Bank Corp.	831,101
56,254	International Bancshares Corp. (a)	3,433,744
21,027	National Bank Holdings Corp., Class A	760,336
16,692	Nicolet Bankshares, Inc.	1,949,793
85,621	OFG Bancorp	3,369,186
10,525	Pinnacle Financial Partners, Inc.	1,055,026
43,174	Regions Financial Corp. (a)	881,181
38,185	SouthState Corp.	3,313,694
8,367	UMB Financial Corp.	791,267
27,444	WaFd, Inc.	782,977
13,254	Western Alliance Bancorp	923,936
31,314	Wintrust Financial Corp. (a)	3,481,178
		60,307,612
	Beverages — 1.0%
2,941	Coca-Cola Consolidated, Inc.	3,987,437
	Broadline Retail — 1.3%
9,110	Dillard’s, Inc., Class A	3,158,073
30,458	eBay, Inc.	2,076,017
		5,234,090
	Building Products — 5.1%
47,955	A.O. Smith Corp. (a)	3,254,226
26,171	Advanced Drainage Systems, Inc. (a)	2,970,147
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
13,556	Allegion PLC	$1,886,995
6,984	Carlisle Cos., Inc.	2,650,288
3,006	CSW Industrials, Inc.	939,315
1,550	Lennox International, Inc.	847,463
4,624	Owens Corning (a)	672,376
15,795	Simpson Manufacturing Co., Inc.	2,427,534
55,134	Tecnoglass, Inc.	3,929,400
14,305	UFP Industries, Inc. (a)	1,414,049
		20,991,793
	Capital Markets — 3.1%
18,202	Cboe Global Markets, Inc.	4,037,204
9,767	Interactive Brokers Group, Inc., Class A	1,678,459
27,142	Northern Trust Corp.	2,550,805
11,893	Raymond James Financial, Inc.	1,629,817
36,812	SEI Investments Co.	2,882,011
		12,778,296
	Chemicals — 2.0%
8,361	Ashland, Inc.	454,755
5,561	Balchem Corp.	870,575
43,758	CF Industries Holdings, Inc. (a)	3,429,314
22,586	Innospec, Inc.	2,020,995
25,699	Minerals Technologies, Inc.	1,325,811
		8,101,450
	Commercial Services & Supplies — 1.4%
12,717	Brady Corp., Class A	893,878
9,794	Brink’s (The) Co.	874,017
11,417	MSA Safety, Inc.	1,797,264
4,282	UniFirst Corp.	764,208
16,377	Veralto Corp.	1,570,554
		5,899,921
	Construction & Engineering — 2.4%
26,677	AECOM	2,631,686
9,659	Comfort Systems USA, Inc. (a)	3,839,936
8,626	EMCOR Group, Inc. (a)	3,456,438
		9,928,060
	Consumer Finance — 1.1%
38,927	SLM Corp. (a)	1,125,380
66,834	Synchrony Financial (a)	3,472,026
		4,597,406
	Consumer Staples Distribution & Retail — 2.0%
75,992	Andersons (The), Inc.	2,865,658
41,364	PriceSmart, Inc.	4,198,032
12,440	Weis Markets, Inc.	1,069,716
		8,133,406
	Containers & Packaging — 0.8%
17,151	Packaging Corp. of America	3,183,397
	Diversified Consumer Services — 2.0%
928	Graham Holdings Co., Class B	853,806
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
30,879	H&R Block, Inc.	$1,864,165
101,127	OneSpaWorld Holdings Ltd.	1,688,821
149,347	Perdoceo Education Corp. (a)	3,751,597
		8,158,389
	Electric Utilities — 0.6%
33,245	Otter Tail Corp.	2,638,988
	Electrical Equipment — 1.4%
25,674	Atkore, Inc.	1,639,798
35,984	EnerSys	3,116,214
5,297	Powell Industries, Inc.	969,934
		5,725,946
	Electronic Equipment, Instruments & Components — 0.8%
64,694	Benchmark Electronics, Inc.	2,104,496
3,273	Littelfuse, Inc.	596,701
35,366	Vishay Intertechnology, Inc. (a)	459,404
		3,160,601
	Energy Equipment & Services — 1.5%
34,506	Atlas Energy Solutions, Inc. (a)	466,866
63,381	Cactus, Inc., Class A (a)	2,404,675
174,496	NOV, Inc.	2,025,899
27,070	Weatherford International PLC	1,120,698
		6,018,138
	Financial Services — 4.1%
58,752	Corebridge Financial, Inc. (a)	1,740,822
57,812	Equitable Holdings, Inc. (a)	2,858,803
61,942	Essent Group Ltd. (a)	3,526,358
20,891	Jackson Financial, Inc., Class A (a)	1,627,618
150,459	MGIC Investment Corp. (a)	3,747,934
107,406	Radian Group, Inc. (a)	3,430,547
		16,932,082
	Food Products — 2.3%
46,374	Cal-Maine Foods, Inc. (a)	4,329,940
20,495	Ingredion, Inc.	2,722,146
15,428	Lancaster Colony Corp.	2,511,370
		9,563,456
	Ground Transportation — 0.1%
4,602	Landstar System, Inc. (a)	617,358
	Health Care Equipment & Supplies — 0.4%
19,410	LeMaitre Vascular, Inc.	1,761,263
	Health Care Providers & Services — 1.8%
15,332	Cardinal Health, Inc.	2,166,258
4,795	Chemed Corp.	2,788,341
19,875	Ensign Group (The), Inc.	2,563,676
		7,518,275
	Hotels, Restaurants & Leisure — 0.6%
9,839	Texas Roadhouse, Inc.	1,632,880
3,913	Wingstop, Inc.	1,032,602
		2,665,482
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 3.4%
17,709	Installed Building Products, Inc. (a)	$2,936,683
37,565	KB Home (a)	2,029,637
86,754	La-Z-Boy, Inc.	3,426,783
41,675	Meritage Homes Corp. (a)	2,839,735
27,371	Toll Brothers, Inc. (a)	2,760,913
		13,993,751
	Household Products — 0.2%
11,897	Spectrum Brands Holdings, Inc.	750,701
	Insurance — 9.9%
18,217	Assurant, Inc.	3,511,145
43,173	Assured Guaranty Ltd.	3,787,567
42,749	Axis Capital Holdings Ltd.	4,117,584
17,816	Brown & Brown, Inc.	1,970,450
6,298	Cincinnati Financial Corp. (a)	876,745
76,694	CNO Financial Group, Inc.	2,909,770
18,820	Employers Holdings, Inc.	914,464
6,981	Everest Group Ltd. (a)	2,504,992
5,415	Hanover Insurance Group (The), Inc.	899,431
14,054	Kemper Corp.	830,872
76,665	Lincoln National Corp.	2,443,314
13,583	Primerica, Inc.	3,559,697
10,332	Principal Financial Group, Inc.	766,118
16,968	Reinsurance Group of America, Inc. (a)	3,178,276
3,500	RenaissanceRe Holdings Ltd.	846,755
55,796	Unum Group (a)	4,333,117
45,063	W.R. Berkley Corp.	3,230,566
		40,680,863
	Machinery — 10.0%
7,775	AGCO Corp. (a)	659,553
15,072	Alamo Group, Inc.	2,516,723
27,118	Allison Transmission Holdings, Inc.	2,501,364
23,126	Atmus Filtration Technologies, Inc.	801,778
49,769	Donaldson Co., Inc.	3,271,316
4,640	Dover Corp.	791,816
21,651	Federal Signal Corp.	1,763,041
35,252	Franklin Electric Co., Inc.	2,995,010
42,636	Graco, Inc. (a)	3,479,524
17,419	IDEX Corp. (a)	3,030,384
25,633	ITT, Inc. (a)	3,512,234
13,299	Lincoln Electric Holdings, Inc. (a)	2,343,284
50,348	Mueller Industries, Inc. (a)	3,703,599
11,607	Snap-on, Inc. (a)	3,642,393
11,383	Tennant Co.	821,397
48,015	Terex Corp. (a)	1,690,128
17,651	Watts Water Technologies, Inc., Class A	3,666,995
		41,190,539
	Marine Transportation — 0.2%
6,434	Matson, Inc. (a)	701,885
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 2.2%
37,296	Fox Corp., Class A	$1,856,968
53,933	Interpublic Group of (The) Cos., Inc. (a)	1,354,797
70,185	New York Times (The) Co., Class A	3,653,831
27,423	Omnicom Group, Inc. (a)	2,088,536
		8,954,132
	Metals & Mining — 2.3%
47,737	Commercial Metals Co. (a)	2,126,206
5,894	Reliance, Inc. (a)	1,698,828
6,279	Royal Gold, Inc.	1,147,236
13,689	Steel Dynamics, Inc. (a)	1,775,600
60,146	Warrior Met Coal, Inc.	2,876,182
		9,624,052
	Oil, Gas & Consumable Fuels — 3.1%
103,479	Coterra Energy, Inc.	2,541,444
9,184	Expand Energy Corp. (a)	954,217
33,252	HF Sinclair Corp. (a)	999,888
12,954	International Seaways, Inc.	439,918
103,159	Magnolia Oil & Gas Corp., Class A (a)	2,117,854
58,300	SM Energy Co. (a)	1,328,657
2,018	Texas Pacific Land Corp. (a)	2,600,940
65,607	World Kinect Corp.	1,646,080
		12,628,998
	Paper & Forest Products — 0.2%
10,880	Sylvamo Corp. (a)	648,666
	Personal Care Products — 0.7%
27,804	Interparfums, Inc.	3,036,197
	Professional Services — 4.9%
14,313	CSG Systems International, Inc.	860,641
87,009	Genpact Ltd. (a)	4,373,072
18,300	Insperity, Inc. (a)	1,189,683
26,181	Jacobs Solutions, Inc. (a)	3,241,208
24,848	Korn Ferry	1,533,122
6,063	Leidos Holdings, Inc.	892,352
19,734	Paycom Software, Inc.	4,467,580
12,998	Robert Half, Inc. (a)	575,811
27,432	TriNet Group, Inc.	2,148,749
17,306	UL Solutions, Inc., Class A	989,730
		20,271,948
	Semiconductors & Semiconductor Equipment — 0.7%
21,441	Universal Display Corp.	2,693,633
	Software — 2.0%
106,936	Clear Secure, Inc., Class A	2,639,180
11,263	Dolby Laboratories, Inc., Class A	864,886
23,184	InterDigital, Inc.	4,659,984
		8,164,050
	Specialty Retail — 2.0%
42,923	Buckle (The), Inc. (a)	1,492,003
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
16,350	Dick’s Sporting Goods, Inc. (a)	$3,069,549
22,912	Williams-Sonoma, Inc. (a)	3,539,217
		8,100,769
	Technology Hardware, Storage & Peripherals — 0.8%
5,986	Dell Technologies, Inc., Class C (a)	549,275
93,295	Hewlett Packard Enterprise Co.	1,513,245
14,307	NetApp, Inc. (a)	1,284,053
		3,346,573
	Textiles, Apparel & Luxury Goods — 2.9%
9,765	Columbia Sportswear Co.	607,090
48,385	Kontoor Brands, Inc. (a)	2,910,358
17,416	Ralph Lauren Corp. (a)	3,917,729
88,643	Steven Madden Ltd. (a)	1,861,503
37,847	Tapestry, Inc.	2,673,891
		11,970,571
	Trading Companies & Distributors — 1.1%
15,998	Applied Industrial Technologies, Inc.	3,891,993
6,075	Boise Cascade Co. (a)	566,676
		4,458,669
	Total Common Stocks	411,287,609
	(Cost $426,865,309)
MONEY MARKET FUNDS — 0.1%
489,342	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	489,342
	(Cost $489,342)
	Total Investments — 100.1%	411,776,951
	(Cost $427,354,651)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(185)	Russell 2000® Index	$(36,336,202)	$1,950.00	05/02/25	(592,740)
	(Premiums received $612,046)
	Net Other Assets and Liabilities — 0.1%				231,309
	Net Assets — 100.0%				$411,415,520

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2025, the value of these securities amounts to $13,463,493.
(b)	Rate shown reflects yield as of April 30, 2025.
See Notes to Financial Statements

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$411,287,609	$411,287,609	$—	$—
Money Market Funds	489,342	489,342	—	—
Total Investments	$411,776,951	$411,776,951	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(592,740)	$(592,740)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 4.9%
25,674	Cisco Systems, Inc. (a)	$1,482,160
1,661	Ituran Location and Control Ltd.	59,697
3,426	Motorola Solutions, Inc. (a)	1,508,776
33,980	Nokia Oyj, ADR (a)	169,560
21,097	Telefonaktiebolaget LM Ericsson, ADR	173,839
953	Ubiquiti, Inc. (a)	311,107
		3,705,139
	Diversified Telecommunication Services — 9.3%
60,056	AT&T, Inc. (a)	1,663,551
71,197	BCE, Inc. (a)	1,584,133
5,928	Cogent Communications Holdings, Inc. (a)	322,187
4,252	Iridium Communications, Inc.	102,601
1,138	Shenandoah Telecommunications Co.	12,677
12,170	Telefonica Brasil S.A., ADR	118,171
106,402	TELUS Corp. (a)	1,636,463
38,194	Verizon Communications, Inc. (a)	1,682,828
		7,122,611
	Electronic Equipment, Instruments & Components — 5.1%
13,463	Amphenol Corp., Class A (a)	1,035,978
2,950	Avnet, Inc. (a)	138,621
814	Benchmark Electronics, Inc. (a)	26,479
2,485	CDW Corp. (a)	398,992
40	Climb Global Solutions, Inc.	4,216
25,751	Corning, Inc. (a)	1,142,829
219	PC Connection, Inc.	13,587
1,357	TD SYNNEX Corp. (a)	150,356
6,627	TE Connectivity PLC (a)	970,060
3,882	Vishay Intertechnology, Inc. (a)	50,427
		3,931,545
	Interactive Media & Services — 0.1%
2,017	Match Group, Inc.	59,824
	IT Services — 10.0%
3,336	Amdocs Ltd. (a)	295,503
9,592	Cognizant Technology Solutions Corp., Class A (a)	705,684
543	Hackett Group (The), Inc. (a)	13,868
17,874	Infosys Ltd., ADR (a)	314,582
26,081	International Business Machines Corp. (a)	6,306,907
7,414	Wipro Ltd., ADR	21,204
		7,657,748
	Media — 2.3%
570	Cable One, Inc. (a)	152,344
45,878	Comcast Corp., Class A (a)	1,569,028
		1,721,372
	Professional Services — 1.6%
3,018	Concentrix Corp.	154,099
728	CSG Systems International, Inc. (a)	43,775
13,107	Dun & Bradstreet Holdings, Inc. (a)	117,570
2,185	KBR, Inc. (a)	115,390
2,097	Leidos Holdings, Inc. (a)	308,636
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
521	Paycom Software, Inc.	$117,949
983	Science Applications International Corp. (a)	118,973
3,674	SS&C Technologies Holdings, Inc. (a)	277,754
		1,254,146
	Semiconductors & Semiconductor Equipment — 37.4%
5,020	Amkor Technology, Inc. (a)	87,599
10,684	Analog Devices, Inc. (a)	2,082,525
10,516	Applied Materials, Inc. (a)	1,584,866
1,154	ASML Holding N.V.	770,964
33,012	Broadcom, Inc. (a)	6,353,820
1,091	Camtek Ltd. (b)	71,286
1,525	KLA Corp. (a)	1,071,602
1,511	Kulicke & Soffa Industries, Inc. (a)	48,700
19,366	Lam Research Corp. (a)	1,387,961
22,282	Microchip Technology, Inc. (a)	1,026,755
7,367	Micron Technology, Inc.	566,891
539	Monolithic Power Systems, Inc. (a)	319,681
6,427	NXP Semiconductors N.V. (a)	1,184,560
1,022	Power Integrations, Inc. (a)	50,201
20,943	QUALCOMM, Inc. (a)	3,109,198
1,619	Silicon Motion Technology Corp., ADR	80,140
8,964	Skyworks Solutions, Inc. (a)	576,206
1,700	STMicroelectronics N.V.	38,607
18,237	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	3,039,925
31,673	Texas Instruments, Inc. (a)	5,069,264
667	Universal Display Corp. (a)	83,795
		28,604,546
	Software — 19.4%
1,153	A10 Networks, Inc. (a)	19,001
1,843	Adeia, Inc. (a)	22,687
2,145	Bentley Systems, Inc., Class B	92,214
2,264	Clear Secure, Inc., Class A	55,876
1,242	Dolby Laboratories, Inc., Class A (a)	95,373
15,178	Gen Digital, Inc. (a)	392,655
460	InterDigital, Inc. (a)	92,460
2,380	Intuit, Inc. (a)	1,493,379
989	Karooooo Ltd.	42,141
16,587	Microsoft Corp. (a)	6,556,178
388	OneSpan, Inc.	5,770
14,114	Open Text Corp. (a)	382,489
2,104	Opera Ltd., ADR	35,915
34,547	Oracle Corp. (a)	4,861,454
760	Roper Technologies, Inc. (a)	425,661
733	SAP SE, ADR (a)	214,175
1,557	Sapiens International Corp. N.V.	42,646
		14,830,074
	Technology Hardware, Storage & Peripherals — 5.5%
8,338	Dell Technologies, Inc., Class C (a)	765,095
46,421	Hewlett Packard Enterprise Co. (a)	752,949
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
45,894	HP, Inc. (a)	$1,173,509
2,787	Logitech International S.A. (a)	210,112
5,650	NetApp, Inc. (a)	507,087
7,886	Seagate Technology Holdings PLC (a)	717,863
25,442	Xerox Holdings Corp. (a)	112,199
		4,238,814
	Wireless Telecommunication Services — 4.3%
14,608	Millicom International Cellular S.A.	504,560
50,013	Rogers Communications, Inc., Class B (a)	1,304,839
6,103	T-Mobile US, Inc.	1,507,136
		3,316,535
	Total Common Stocks	76,442,354
	(Cost $81,523,053)
MONEY MARKET FUNDS — 0.1%
80,617	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	80,617
	(Cost $80,617)
	Total Investments — 100.0%	76,522,971
	(Cost $81,603,670)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(126)	S&P 500® Mini Index	$(7,017,066)	$551.00	05/02/25	(86,058)
	(Premiums received $101,231)
	Net Other Assets and Liabilities — 0.1%				92,772
	Net Assets — 100.0%				$76,529,685

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2025, the value of these securities amounts to $2,131,385.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$76,442,354	$76,442,354	$—	$—
Money Market Funds	80,617	80,617	—	—
Total Investments	$76,522,971	$76,522,971	$—	$—
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(86,058)	$(86,058)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 10.7%
3,085	Amazon.com, Inc. (a) (b)	$568,936
1,453	eBay, Inc. (b)	99,036
		667,972
	Commercial Services & Supplies — 2.6%
2,659	Copart, Inc. (a)	162,279
	Communications Equipment — 10.2%
3,135	Arista Networks, Inc. (a) (b)	257,916
432	Ciena Corp. (a) (b)	29,013
4,568	Cisco Systems, Inc. (b)	263,711
174	F5, Inc. (a)	46,065
1,005	Juniper Networks, Inc. (b)	36,501
		633,206
	Entertainment — 12.5%
592	Netflix, Inc. (a) (b)	669,978
1,650	ROBLOX Corp., Class A (a) (b)	110,633
		780,611
	Financial Services — 3.2%
3,001	PayPal Holdings, Inc. (a) (b)	197,586
	Health Care Technology — 1.7%
453	Veeva Systems, Inc., Class A (a) (b)	105,861
	Hotels, Restaurants & Leisure — 13.8%
1,314	Airbnb, Inc., Class A (a) (b)	160,203
63	Booking Holdings, Inc.	321,255
1,030	DoorDash, Inc., Class A (a) (b)	198,677
1,486	DraftKings, Inc., Class A (a) (b)	49,469
540	Flutter Entertainment PLC (a)	130,134
		859,738
	Interactive Media & Services — 18.2%
2,019	Alphabet, Inc., Class A (b)	320,617
1,635	Alphabet, Inc., Class C (b)	263,055
991	Meta Platforms, Inc., Class A (b)	544,059
824	ZoomInfo Technologies, Inc. (a) (b)	7,054
		1,134,785
	IT Services — 8.3%
457	Akamai Technologies, Inc. (a) (b)	36,825
934	Cloudflare, Inc., Class A (a) (b)	112,808
429	GoDaddy, Inc., Class A (a) (b)	80,794
495	Okta, Inc. (a) (b)	55,519
1,002	Snowflake, Inc., Class A (a) (b)	159,809
248	VeriSign, Inc. (a)	69,966
		515,721
	Professional Services — 0.5%
143	Paycom Software, Inc.	32,374
	Software — 16.9%
497	Atlassian Corp., Class A (a) (b)	113,470
436	Box, Inc., Class A (a) (b)	13,612
783	Confluent, Inc., Class A (a) (b)	18,643
951	Datadog, Inc., Class A (a) (b)	97,154
See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
612	Docusign, Inc. (a) (b)	$50,031
657	Dropbox, Inc., Class A (a) (b)	18,757
159	HubSpot, Inc. (a)	97,229
1,030	MARA Holdings, Inc. (a) (b)	13,771
755	Nutanix, Inc., Class A (a) (b)	51,869
1,324	Salesforce, Inc. (b)	355,772
649	Workday, Inc., Class A (a) (b)	159,005
795	Zoom Communications, Inc. (a) (b)	61,644
		1,050,957
	Specialty Retail — 1.4%
359	Carvana Co. (a) (b)	87,722
	Total Common Stocks	6,228,812
	(Cost $6,086,232)
MONEY MARKET FUNDS — 0.2%
13,518	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	13,518
	(Cost $13,518)
	Total Investments — 100.2%	6,242,330
	(Cost $6,099,750)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(36)	Nasdaq-100 Micro Index	$(704,556)	$194.00	05/02/25	(9,756)
	(Premiums received $11,284)
	Net Other Assets and Liabilities — 0.0%				734
	Net Assets — 100.0%				$6,233,308

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At April 30, 2025, the value of these securities amounts to $909,349.
(c)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,228,812	$6,228,812	$—	$—
Money Market Funds	13,518	13,518	—	—
Total Investments	$6,242,330	$6,242,330	$—	$—

See Notes to Financial Statements

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,756)	$(9,756)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)	FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)	FT Vest Technology Dividend Target Income ETF (TDVI)	FT Vest Dow Jones Internet & Target Income ETF (FDND)
ASSETS:
Investments, at value	$3,650,031,895	$411,776,951	$76,522,971	$6,242,330
Due from broker	4,000	100	100	100
Cash segregated as collateral	—	207,877	43,007	3,526
Due from authorized participant	17,315	—	—	—
Receivables:
Investment securities sold	301,820,258	—	—	—
Capital shares sold	175,883,676	1,918,097	1,109,147	—
Dividends	4,388,254	284,938	90,344	49
Reclaims	—	—	585	—
Total Assets	4,132,145,398	414,187,963	77,766,154	6,246,005

LIABILITIES:
Options contracts written, at value	21,884,476	592,740	86,058	9,756
Payables:
Investment securities purchased	309,789,364	1,918,874	1,107,945	—
Capital shares redeemed	169,402,682	—	—	—
Investment advisory fees	2,175,487	260,829	42,466	2,941
Total Liabilities	503,252,009	2,772,443	1,236,469	12,697
NET ASSETS	$3,628,893,389	$411,415,520	$76,529,685	$6,233,308

NET ASSETS consist of:
Paid-in capital	$3,944,369,543	$462,392,336	$82,556,743	$6,071,686
Par value	749,750	214,500	34,500	3,000
Accumulated distributable earnings (loss)	(316,225,904)	(51,191,316)	(6,061,558)	158,622
NET ASSETS	$3,628,893,389	$411,415,520	$76,529,685	$6,233,308
NET ASSET VALUE, per share	$48.40	$19.18	$22.18	$20.78
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	74,975,000	21,450,002	3,450,002	300,002
Investments, at cost	$3,715,059,011	$427,354,651	$81,603,670	$6,099,750
Premiums received on options contracts written	$20,487,242	$612,046	$101,231	$11,284
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)	FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)	FT Vest Technology Dividend Target Income ETF (TDVI)	FT Vest Dow Jones Internet & Target Income ETF (FDND)
INVESTMENT INCOME:
Dividends	$44,261,269	$3,611,347	$732,314	$4,693
Foreign withholding tax	—	(17,451)	(27,952)	—
Total investment income	44,261,269	3,593,896	704,362	4,693

EXPENSES:
Investment advisory fees	13,216,843	1,212,005	224,640	11,219
Total expenses	13,216,843	1,212,005	224,640	11,219
NET INVESTMENT INCOME (LOSS)	31,044,426	2,381,891	479,722	(6,526)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(127,457,503)	(36,270,746)	(1,075,838)	(16,408)
In-kind redemptions	80,887,145	7,961,083	1,658,293	200,179
Written options contracts	69,948,191	3,786,832	430,390	4,317
Foreign currency transactions	—	—	858	—
Net realized gain (loss)	23,377,833	(24,522,831)	1,013,703	188,088
Net change in unrealized appreciation (depreciation) on:
Investments	(179,812,935)	(16,488,459)	(5,649,183)	167,080
Written options contracts	(12,239,819)	(97,358)	(34,698)	(70)
Net change in unrealized appreciation (depreciation)	(192,052,754)	(16,585,817)	(5,683,881)	167,010
NET REALIZED AND UNREALIZED GAIN (LOSS)	(168,674,921)	(41,108,648)	(4,670,178)	355,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(137,630,495)	$(38,726,757)	$(4,190,456)	$348,572
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)		FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$31,044,426	$41,219,302	$2,381,891	$1,310,743
Net realized gain (loss)	23,377,833	134,353,741	(24,522,831)	11,767,143
Net change in unrealized appreciation (depreciation)	(192,052,754)	231,839,663	(16,585,817)	1,307,274
Net increase (decrease) in net assets resulting from operations	(137,630,495)	407,412,706	(38,726,757)	14,385,160

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(154,993,190)	(229,355,100)	(12,972,417)	(7,449,615)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	970,305,135	2,175,553,946	389,888,340	197,526,645
Cost of shares redeemed	(468,960,783)	(393,395,137)	(80,420,876)	(54,337,262)
Net increase (decrease) in net assets resulting from shareholder transactions	501,344,352	1,782,158,809	309,467,464	143,189,383
Total increase (decrease) in net assets	208,720,667	1,960,216,415	257,768,290	150,124,928

NET ASSETS:
Beginning of period	3,420,172,722	1,459,956,307	153,647,230	3,522,302
End of period	$3,628,893,389	$3,420,172,722	$411,415,520	$153,647,230

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	65,225,000	30,825,000	7,050,002	200,002
Shares sold	19,150,000	42,000,000	18,400,000	9,400,000
Shares redeemed	(9,400,000)	(7,600,000)	(4,000,000)	(2,550,000)
Shares outstanding, end of period	74,975,000	65,225,000	21,450,002	7,050,002

(a)	Inception date is March 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Technology Dividend Target Income ETF (TDVI)		FT Vest Dow Jones Internet & Target Income ETF (FDND)
Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Six Months Ended 4/30/2025 (Unaudited)	Period Ended 10/31/2024 (a)

$479,722	$311,369	$(6,526)	$(3,469)
1,013,703	3,165,032	188,088	156,148
(5,683,881)	765,058	167,010	(22,902)
(4,190,456)	4,241,459	348,572	129,777

(2,469,287)	(1,791,454)	(130,367)	(79,167)

56,493,611	48,547,933	5,168,011	2,982,023
(15,703,493)	(10,452,311)	(1,196,950)	(988,591)
40,790,118	38,095,622	3,971,061	1,993,432
34,130,375	40,545,627	4,189,266	2,044,042

42,399,310	1,853,683	2,044,042	—
$76,529,685	$42,399,310	$6,233,308	$2,044,042

1,750,002	100,002	100,002	—
2,400,000	2,100,000	250,000	150,002
(700,000)	(450,000)	(50,000)	(50,000)
3,450,002	1,750,002	300,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.44	$47.36	$50.28	$54.77	$42.40	$44.69
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.83 (a)	0.86 (a)	0.81	0.73	0.81 (a)
Net realized and unrealized gain (loss)	(2.29)	8.79	(0.94)	(3.28)	13.57	(1.35) (b)
Total from investment operations	(1.85)	9.62	(0.08)	(2.47)	14.30	(0.54)
Distributions paid to shareholders from:
Net investment income	(2.19)	(0.89)	(2.10)	(1.45)	(0.58)	(1.75)
Net realized gain	—	(3.65)	(0.74)	(0.57)	(1.35)	—
Total distributions	(2.19)	(4.54)	(2.84)	(2.02)	(1.93)	(1.75)
Transaction fees(Note 7)	—	—	—	—	—	0.00 (a) (c)
Net asset value, end of period	$48.40	$52.44	$47.36	$50.28	$54.77	$42.40
Total return (d)	(3.66)%	20.80%	(0.43)%	(4.52)%	34.14%	(0.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,628,893	$3,420,173	$1,459,956	$506,568	$294,415	$66,778
Ratio of total expenses to average net assets	0.74% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.75% (e)	1.60%	1.69%	1.55%	1.65%	1.89%
Portfolio turnover rate (f)	63%	206%	92%	55%	62%	86%

(a)	Based on average shares outstanding.
(b)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$21.79	$17.61	$19.88
Income from investment operations:
Net investment income (loss) (b)	0.17	0.33	0.07
Net realized and unrealized gain (loss)	(1.86)	5.68	(1.96)
Total from investment operations	(1.69)	6.01	(1.89)
Distributions paid to shareholders from:
Net investment income	(0.92)	(0.32)	(0.14)
Net realized gain	—	(1.51)	(0.24)
Total distributions	(0.92)	(1.83)	(0.38)
Net asset value, end of period	$19.18	$21.79	$17.61
Total return (c)	(8.09)%	34.82%	(9.56)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$411,416	$153,647	$3,522
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	1.67% (d)	1.58%	1.70% (d)
Portfolio turnover rate (e)	77%	94%	29%

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Technology Dividend Target Income ETF (TDVI)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$24.23	$18.54	$19.78
Income from investment operations:
Net investment income (loss) (b)	0.19	0.35	0.09
Net realized and unrealized gain (loss)	(1.28)	7.20	(0.97)
Total from investment operations	(1.09)	7.55	(0.88)
Distributions paid to shareholders from:
Net investment income	(0.96)	(0.33)	(0.25)
Net realized gain	—	(1.53)	(0.11)
Total distributions	(0.96)	(1.86)	(0.36)
Net asset value, end of period	$22.18	$24.23	$18.54
Total return (c)	(4.68)%	41.71%	(4.45)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,530	$42,399	$1,854
Ratio of total expenses to average net assets	0.75% (d)	0.75%	0.75% (d)
Ratio of net investment income (loss) to average net assets	1.60% (d)	1.50%	1.94% (d)
Portfolio turnover rate (e)	12%	70%	27%

(a)	Inception date is August 9, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Dow Jones Internet & Target Income ETF (FDND)

	Six Months Ended 4/30/2025 (Unaudited)	Period Ended 10/31/2024 (a)

Net asset value, beginning of period	$20.44	$20.35
Income from investment operations:
Net investment income (loss) (b)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	1.28	1.06
Total from investment operations	1.23	1.02
Distributions paid to shareholders from:
Net investment income	(0.89)	—
Net realized gain	—	(0.93)
Total distributions	(0.89)	(0.93)
Net asset value, end of period	$20.78	$20.44
Total return (c)	5.85%	5.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,233	$2,044
Ratio of total expenses to average net assets	0.75% (d)	0.75% (d)
Ratio of net investment income (loss) to average net assets	(0.44)% (d)	(0.37)% (d)
Portfolio turnover rate (e)	7%	194%

(a)	Inception date is March 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on the Cboe BZX Exchange, Inc.

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® – KNG
FT Vest SMID Rising Dividend Achievers Target Income ETF – SDVD
FT Vest Technology Dividend Target Income ETF – TDVI
FT Vest Dow Jones Internet & Target Income ETF – FDND
Each of SDVD, TDVI and FDND operates as a non-diversified series of the Trust. KNG operates as a diversified series of the Trust. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund, with the exception of KNG, is an actively managed exchange-traded fund (“ETF”).
KNG’s investment objective seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”). KNG will normally invest at least 80% of its total assets (including investment borrowings) in the securities that comprise the Index. The Index is designed with the primary goal of generating an annualized level of income that is approximately 8% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the Index.
SDVD’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, SDVD will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index or ETFs that track the Russell 2000® Index. Under normal market conditions, SDVD will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of small- and/or mid-capitalization companies.
TDVI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, TDVI will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities contained in the Nasdaq Technology DividendTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index, or ETFs that track the Nasdaq-100® Index or the S&P 500® Index. Under normal market conditions, TDVI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities of technology companies (i.e., securities classified under the Technology Industry or Telecommunications Industry as defined by the Industry Classification Benchmark (ICB)).
FDND’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, FDND will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities intended to track the Dow Jones Internet Composite Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100® Index or ETFs that track the Nasdaq-100® Index. Under normal market conditions, FDND will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities and/or investments that provide exposure to securities of Internet Companies and securities intended to provide income to FDND in the form of option premiums. “Internet Companies” are companies that generate at least 50% of sales or revenue from the Internet, and belong to either the “Internet Commerce” sector (i.e., online retail, search, financial services, investment products, social media, advertising, and travel platforms, and internet radio) or the “Internet Services” sector (i.e., various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Options Contracts
Each Fund is subject to equity price risk in the normal course of pursuing their investment objectives. KNG will employ a “partial covered call strategy,” meaning that covered calls will be typically written on a notional value less than the total value of each underlying stock contained in the S&P 500® Dividend Aristocrats Index (the “Aristocrat Stocks”), such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Fund, however, the notional value of the covered calls will not exceed 100% of the value of each underlying Aristocrat Stock. SDVD will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Russell 2000® Index or exchange-traded funds that track the Russell 2000® Index. TDVI will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Nasdaq-100® Index and/or the S&P 500® Index, or exchange-traded funds that track the Nasdaq-100® Index or the S&P 500® Index. FDND will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the Nasdaq-100® Index or exchange-traded funds that track the Nasdaq-100® Index. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended October 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$177,363,727	$51,991,373	$—
FT Vest SMID Rising Dividend Achievers Target Income ETF	7,449,615	—	—
FT Vest Technology Dividend Target Income ETF	1,791,454	—	—
FT Vest Dow Jones Internet & Target Income ETF	79,167	—	—
As of October 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$—	$—	$(23,602,219)
FT Vest SMID Rising Dividend Achievers Target Income ETF	359,723	—	148,135
FT Vest Technology Dividend Target Income ETF	207,164	—	391,021
FT Vest Dow Jones Internet & Target Income ETF	13,139	—	(72,722)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For KNG, the taxable periods ended 2021, 2022, 2023 and 2024 remain open to federal and state audit. For SDVD and TDVI, the taxable periods ended 2023 and 2024 remain open to federal and state audit. For FDND, the taxable period ended 2024 remains open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Funds had no non-expiring capital loss carryforwards for federal income tax purposes.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$3,694,571,769	$141,573,945	$(207,998,295)	$(66,424,350)
FT Vest SMID Rising Dividend Achievers Target Income ETF	426,742,605	6,452,113	(22,010,507)	(15,558,394)
FT Vest Technology Dividend Target Income ETF	81,502,439	1,338,644	(6,404,170)	(5,065,526)
FT Vest Dow Jones Internet & Target Income ETF	6,088,466	306,536	(162,428)	144,108
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	KNG	TDVI	FDND
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.67500%	0.67500%	0.67500%

Breakpoints	SDVD
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$2,295,828,614	$2,302,233,949
FT Vest SMID Rising Dividend Achievers Target Income ETF	226,281,076	232,546,141
FT Vest Technology Dividend Target Income ETF	7,197,996	7,454,662
FT Vest Dow Jones Internet & Target Income ETF	215,702	339,288

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$974,031,565	$468,292,834
FT Vest SMID Rising Dividend Achievers Target Income ETF	389,274,672	80,135,724
FT Vest Technology Dividend Target Income ETF	55,228,486	15,670,305
FT Vest Dow Jones Internet & Target Income ETF	5,157,055	1,196,054
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
KNG
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$21,884,476
SDVD
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	592,740
TDVI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	86,058
FDND
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	9,756
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	KNG	SDVD	TDVI	FDND
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$69,948,191	$3,786,832	$430,390	$4,317
Net change in unrealized appreciation (depreciation) on written options contracts	(12,239,819)	(97,358)	(34,698)	(70)
The Funds, except KNG, do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended April 30, 2025, on each Fund’s options contracts.

	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
KNG	$121,879,196	$122,487,909
SDVD	10,369,769	9,949,577

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
TDVI	$2,009,313	$1,959,292
FDND	142,175	132,789
6. Offsetting on the Statements of Assets and Liabilities
KNG is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.
The following is a summary of the Statement of Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:

Description/ Counterparty	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amount Not Offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Written Options
Societe Generale	$21,884,476	$—	$21,884,476	$(21,884,476)	$—	$—
In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
The Target Outcome registered trademarks are registered trademarks of Vest Financial LLC.S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Sub-Advisor, and in turn, sub-licensed by the Advisor, including for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates (the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). Neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund and shall have no liability whatsoever in connection with the Fund.
FT Vest SMID Rising Dividend Achievers Target Income ETF
FT Vest Technology Dividend Target Income ETF
Nasdaq®, Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to its legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
FT Vest Dow Jones Internet & Target Income ETF
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.1%
	Aerospace & Defense — 0.5%
45,798	General Electric Co.	$9,230,129
	Banks — 8.1%
215,653	Bank of America Corp. (a)	8,600,242
414,057	East West Bancorp, Inc. (a)	35,422,576
230,457	Fifth Third Bancorp (a)	8,282,625
158,077	JPMorgan Chase & Co. (a)	38,668,796
158,773	M&T Bank Corp. (a)	26,953,304
49,381	PNC Financial Services Group (The), Inc.	7,935,033
445,665	Regions Financial Corp. (a)	9,096,023
71,585	Wintrust Financial Corp.	7,958,104
		142,916,703
	Broadline Retail — 2.4%
614,284	eBay, Inc.	41,869,597
	Building Products — 0.9%
42,927	Carlisle Cos., Inc.	16,289,938
	Capital Markets — 8.4%
57,037	Ameriprise Financial, Inc.	26,865,568
504,202	Bank of New York Mellon (The) Corp.	40,542,883
40,518	Blackrock, Inc.	37,043,987
88,873	Northern Trust Corp.	8,352,284
195,129	Raymond James Financial, Inc.	26,740,478
95,511	State Street Corp.	8,414,519
		147,959,719
	Chemicals — 1.5%
326,964	CF Industries Holdings, Inc. (a)	25,624,169
	Communications Equipment — 1.7%
530,883	Cisco Systems, Inc. (a)	30,647,876
	Consumer Finance — 4.0%
134,740	American Express Co. (a)	35,896,083
678,991	Synchrony Financial (a)	35,273,583
		71,169,666
	Consumer Staples Distribution & Retail — 1.1%
19,157	Costco Wholesale Corp.	19,051,636
	Energy Equipment & Services — 0.9%
437,365	Baker Hughes Co.	15,482,721
	Entertainment — 2.1%
258,113	Electronic Arts, Inc.	37,449,615
	Financial Services — 4.9%
600,955	Corebridge Financial, Inc.	17,806,297
172,280	Equitable Holdings, Inc. (a)	8,519,246
100,317	Jackson Financial, Inc., Class A (a)	7,815,697
18,533	Mastercard, Inc., Class A (a)	10,157,196
121,798	Visa, Inc., Class A (a)	42,081,209
		86,379,645
	Food Products — 0.8%
286,096	Archer-Daniels-Midland Co.	13,661,084
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.9%
100,526	Old Dominion Freight Line, Inc. (a)	$15,408,625
	Health Care Equipment & Supplies — 0.5%
68,685	Abbott Laboratories	8,980,564
	Health Care Providers & Services — 2.5%
80,384	Elevance Health, Inc. (a)	33,807,903
15,143	McKesson Corp.	10,793,779
		44,601,682
	Hotels, Restaurants & Leisure — 2.4%
8,366	Booking Holdings, Inc.	42,660,576
	Household Durables — 5.5%
239,442	D.R. Horton, Inc. (a)	30,251,102
52,621	Garmin Ltd. (a)	9,833,286
239,223	Lennar Corp., Class A (a)	25,982,010
306,872	PulteGroup, Inc.	31,478,930
		97,545,328
	Insurance — 13.0%
350,985	Aflac, Inc. (a)	38,145,050
131,022	Chubb Ltd. (a)	37,482,774
61,800	Cincinnati Financial Corp.	8,603,178
70,557	Everest Group Ltd.	25,317,968
321,351	Hartford Insurance Group (The), Inc. (a)	39,420,127
243,040	Lincoln National Corp.	7,745,685
113,375	Travelers (The) Cos., Inc.	29,945,739
566,408	Unum Group	43,987,245
		230,647,766
	Interactive Media & Services — 3.6%
169,381	Alphabet, Inc., Class A	26,897,703
67,176	Meta Platforms, Inc., Class A	36,879,624
		63,777,327
	IT Services — 3.9%
111,418	Accenture PLC, Class A (a)	33,330,695
482,907	Cognizant Technology Solutions Corp., Class A (a)	35,527,468
		68,858,163
	Machinery — 6.0%
511,043	Mueller Industries, Inc. (a)	37,592,323
346,880	PACCAR, Inc. (a)	31,292,045
117,912	Snap-on, Inc. (a)	37,001,965
		105,886,333
	Metals & Mining — 1.7%
110,480	Nucor Corp. (a)	13,187,998
28,679	Reliance, Inc. (a)	8,266,148
64,417	Steel Dynamics, Inc. (a)	8,355,529
		29,809,675
	Oil, Gas & Consumable Fuels — 4.1%
302,374	Coterra Energy, Inc.	7,426,305
46,250	Diamondback Energy, Inc.	6,105,462
213,435	EOG Resources, Inc. (a)	23,548,284
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
94,842	Expand Energy Corp. (a)	$9,854,084
233,816	Exxon Mobil Corp. (a)	24,697,984
		71,632,119
	Professional Services — 4.0%
130,176	Automatic Data Processing, Inc.	39,130,906
141,224	Paycom Software, Inc.	31,971,701
		71,102,607
	Semiconductors & Semiconductor Equipment — 6.2%
202,350	Applied Materials, Inc. (a)	30,496,168
28,650	KLA Corp. (a)	20,132,069
123,526	Lam Research Corp. (a)	8,853,108
15,509	Monolithic Power Systems, Inc.	9,198,388
147,331	NVIDIA Corp.	16,047,293
164,898	QUALCOMM, Inc. (a)	24,480,757
		109,207,783
	Software — 3.5%
89,618	Microsoft Corp. (a)	35,422,410
97,459	Salesforce, Inc.	26,188,208
		61,610,618
	Specialty Retail — 2.4%
191,275	Ross Stores, Inc.	26,587,225
106,136	Williams-Sonoma, Inc. (a)	16,394,828
		42,982,053
	Technology Hardware, Storage & Peripherals — 2.0%
165,094	Apple, Inc. (a)	35,082,475
	Textiles, Apparel & Luxury Goods — 0.6%
199,055	NIKE, Inc., Class B (a)	11,226,702
	Total Common Stocks	1,768,752,894
	(Cost $1,791,657,600)
MONEY MARKET FUNDS — 0.1%
2,183,197	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	2,183,197
	(Cost $2,183,197)
	Total Investments — 100.2%	1,770,936,091
	(Cost $1,793,840,797)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(341)	S&P 500 Weeklys	$(189,904,946)	$5,510.00	05/02/25	(3,386,130)
	(Premiums received $2,727,395)
	Net Other Assets and Liabilities — 0.0%				226,737
	Net Assets — 100.0%				$1,767,776,698

(a)	All or a portion of this security is held as collateral for the options written. At April 30, 2025, the value of these securities amounts to $52,938,813.
(b)	Rate shown reflects yield as of April 30, 2025.
See Notes to Financial Statements

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,768,752,894	$1,768,752,894	$—	$—
Money Market Funds	2,183,197	2,183,197	—	—
Total Investments	$1,770,936,091	$1,770,936,091	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,386,130)	$(3,386,130)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 49.8%
	Beverages — 5.0%
24,345	Coca-Cola (The) Co. (a)	$1,766,230
	Biotechnology — 5.0%
6,064	Amgen, Inc. (a)	1,764,139
	Communications Equipment — 5.0%
30,715	Cisco Systems, Inc. (a)	1,773,177
	Diversified Telecommunication Services — 5.0%
40,066	Verizon Communications, Inc. (a)	1,765,308
	Hotels, Restaurants & Leisure — 4.9%
5,504	McDonald’s Corp. (a)	1,759,354
	Household Products — 5.0%
10,862	Procter & Gamble (The) Co. (a)	1,765,835
	IT Services — 5.0%
7,325	International Business Machines Corp. (a)	1,771,331
	Oil, Gas & Consumable Fuels — 5.0%
13,048	Chevron Corp. (a)	1,775,311
	Pharmaceuticals — 9.9%
11,305	Johnson & Johnson (a)	1,767,084
20,774	Merck & Co., Inc. (a)	1,769,945
		3,537,029
	Total Common Stocks	17,677,714
	(Cost $16,996,030)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 56.6%
$20,692,000	U.S. Treasury Bill (a)	(b)	01/22/26	20,111,879
	(Cost $20,083,383)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
75,170	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (c)	75,170
	(Cost $75,170)
	Total Investments — 106.6%	37,864,763
	(Cost $37,154,583)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
	Call Options Purchased — 0.2%
61	Amgen, Inc.	$1,774,612	$429.05	01/26/26	9,638
130	Chevron Corp.	1,768,780	225.72	01/26/26	1,430
307	Cisco Systems, Inc.	1,772,311	91.75	01/26/26	4,912
243	Coca-Cola (The) Co.	1,762,965	95.47	01/26/26	6,318
73	International Business Machines Corp.	1,765,286	383.15	01/26/26	6,059
113	Johnson & Johnson	1,766,303	228.15	01/26/26	2,373
56	McDonald’s Corp.	1,790,040	434.28	01/26/26	3,248
207	Merck & Co., Inc.	1,763,640	149.17	01/26/26	6,210
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
109	Procter & Gamble (The) Co.	$1,772,013	$248.99	01/26/26	$1,199
401	Verizon Communications, Inc.	1,766,806	59.48	01/26/26	10,025
	Total Purchased Options				51,412
	(Cost $54,320)
WRITTEN OPTIONS — (24.4)%
	Call Options Written — (0.2)%
(10)	Amgen, Inc.	(290,920)	280.00	05/02/25	(14,250)
(20)	Chevron Corp.	(272,120)	138.00	05/02/25	(2,400)
(48)	Cisco Systems, Inc.	(277,104)	57.00	05/02/25	(4,944)
(46)	Coca-Cola (The) Co.	(333,730)	72.00	05/02/25	(4,140)
(11)	International Business Machines Corp.	(266,002)	232.50	05/02/25	(11,000)
(19)	Johnson & Johnson	(296,989)	155.00	05/02/25	(3,534)
(10)	McDonald’s Corp.	(319,650)	317.50	05/02/25	(6,970)
(29)	Merck & Co., Inc.	(247,080)	83.00	05/02/25	(7,250)
(18)	Procter & Gamble (The) Co.	(292,626)	160.00	05/02/25	(5,112)
(74)	Verizon Communications, Inc.	(326,044)	42.00	05/02/25	(15,392)
	Total Call Options Written				(74,992)
	(Premiums received $43,268)
	Put Options Written — (24.2)%
(61)	Amgen, Inc.	(1,774,612)	429.05	01/26/26	(808,006)
(130)	Chevron Corp.	(1,768,780)	225.72	01/26/26	(1,136,200)
(307)	Cisco Systems, Inc.	(1,772,311)	91.75	01/26/26	(988,233)
(243)	Coca-Cola (The) Co.	(1,762,965)	95.47	01/26/26	(519,048)
(73)	International Business Machines Corp.	(1,765,286)	383.15	01/26/26	(981,631)
(113)	Johnson & Johnson	(1,766,303)	228.15	01/26/26	(770,660)
(56)	McDonald’s Corp.	(1,790,040)	434.28	01/26/26	(595,504)
(207)	Merck & Co., Inc.	(1,763,640)	149.17	01/26/26	(1,271,187)
(109)	Procter & Gamble (The) Co.	(1,772,013)	248.99	01/26/26	(885,407)
(401)	Verizon Communications, Inc.	(1,766,806)	59.48	01/26/26	(618,743)
	Total Put Options Written				(8,574,619)
	(Premiums received $8,510,483)
	Total Written Options				(8,649,611)
	(Premiums received $8,553,751)
	Net Other Assets and Liabilities — 17.6%				6,244,068
	Net Assets — 100.0%				$35,510,632

(a)	All or a portion of this security is pledged as collateral for the options written. At April 30, 2025, the value of these securities amounts to $23,034,144.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of April 30, 2025.
See Notes to Financial Statements

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,677,714	$17,677,714	$—	$—
U.S. Treasury Bills	20,111,879	—	20,111,879	—
Money Market Funds	75,170	75,170	—	—
Total Investments	37,864,763	17,752,884	20,111,879	—
Purchased Options	51,412	—	51,412	—
Total	$37,916,175	$17,752,884	$20,163,291	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(74,992)	$(74,992)	$—	$—
Put Options Written	(8,574,619)	—	(8,574,619)	—
Total	$(8,649,611)	$(74,992)	$(8,574,619)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)	FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
ASSETS:
Investments, at value	$1,770,936,091	$37,864,763
Options contracts purchased, at value	—	51,412
Due from broker	100	33,581
Cash segregated as collateral	18,575	1,429
Receivables:
Capital shares sold	2,292,859	3,917,016
Dividends	1,262,971	49,171
Investment securities sold	—	10,233,963
Total Assets	1,774,510,596	52,151,335

LIABILITIES:
Options contracts written, at value	3,386,130	8,649,611
Payables:
Investment securities purchased	2,289,937	4,025,086
Investment advisory fees	1,057,831	20,385
Capital shares redeemed	—	3,945,621
Total Liabilities	6,733,898	16,640,703
NET ASSETS	$1,767,776,698	$35,510,632

NET ASSETS consist of:
Paid-in capital	$1,842,327,371	$37,860,585
Par value	771,000	18,000
Accumulated distributable earnings (loss)	(75,321,673)	(2,367,953)
NET ASSETS	$1,767,776,698	$35,510,632
NET ASSET VALUE, per share	$22.93	$19.73
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	77,100,002	1,800,002
Investments, at cost	$1,793,840,797	$37,154,583
Premiums paid on options contracts purchased	$—	$54,320
Premiums received on options contracts written	$2,727,395	$8,553,751
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)	FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
INVESTMENT INCOME:
Dividends	$18,948,183	$308,727
Interest	—	501,118
Total investment income	18,948,183	809,845

EXPENSES:
Investment advisory fees	6,208,397	113,736
Total expenses	6,208,397	113,736
NET INVESTMENT INCOME (LOSS)	12,739,786	696,109

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(71,009,691)	(2,468,442)
In-kind redemptions	79,594,242	1,096,030
Purchased options contracts	—	(79,670)
Written options contracts	9,788,453	964,602
Net realized gain (loss)	18,373,004	(487,480)
Net change in unrealized appreciation (depreciation) on:
Investments	(81,391,265)	(67,546)
Purchased options contracts	—	47,981
Written options contracts	(2,423,537)	404,086
Net change in unrealized appreciation (depreciation)	(83,814,802)	384,521
NET REALIZED AND UNREALIZED GAIN (LOSS)	(65,441,798)	(102,959)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,702,012)	$593,150
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest Rising Dividend Achievers Target Income ETF (RDVI)		FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$12,739,786	$13,612,682	$696,109	$1,196,727
Net realized gain (loss)	18,373,004	110,153,260	(487,480)	383,499
Net change in unrealized appreciation (depreciation)	(83,814,802)	96,516,296	384,521	397,541
Net increase (decrease) in net assets resulting from operations	(52,702,012)	220,282,238	593,150	1,977,767

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(73,198,562)	(85,013,414)	(1,413,902)	(2,458,693)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,021,541,487	1,217,722,669	15,741,600	43,712,053
Cost of shares redeemed	(556,079,367)	(400,821,484)	(13,604,964)	(16,615,567)
Net increase (decrease) in net assets resulting from shareholder transactions	465,462,120	816,901,185	2,136,636	27,096,486
Total increase (decrease) in net assets	339,561,546	952,170,009	1,315,884	26,615,560

NET ASSETS:
Beginning of period	1,428,215,152	476,045,143	34,194,748	7,579,188
End of period	$1,767,776,698	$1,428,215,152	$35,510,632	$34,194,748

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	58,450,002	23,600,002	1,700,002	400,002
Shares sold	42,000,000	51,800,000	800,000	2,100,000
Shares redeemed	(23,350,000)	(16,950,000)	(700,000)	(800,000)
Shares outstanding, end of period	77,100,002	58,450,002	1,800,002	1,700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
FT Vest Rising Dividend Achievers Target Income ETF (RDVI)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended		Period Ended 10/31/2022 (a)
		10/31/2024	10/31/2023
Net asset value, beginning of period	$24.43	$20.17	$21.21	$19.79
Income from investment operations:
Net investment income (loss)	0.19 (b)	0.34 (b)	0.44 (b)	0.00 (c)
Net realized and unrealized gain (loss)	(0.63)	5.97	0.47 (d)	1.42
Total from investment operations	(0.44)	6.31	0.91	1.42
Distributions paid to shareholders from:
Net investment income	(1.06)	(0.65)	(0.47)	—
Net realized gain	—	(1.40)	(1.48)	—
Total distributions	(1.06)	(2.05)	(1.95)	—
Net asset value, end of period	$22.93	$24.43	$20.17	$21.21
Total return (e)	(2.00)%	32.07%	4.02%	7.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,767,777	$1,428,215	$476,045	$2,121
Ratio of total expenses to average net assets	0.75% (f)	0.75%	0.75%	0.75% (f)
Ratio of net investment income (loss) to average net assets	1.54% (f)	1.43%	2.07%	1.47% (f)
Portfolio turnover rate (g)	54%	78%	86%	0%

(a)	Inception date is October 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$20.11	$18.95	$19.91
Income from investment operations:
Net investment income (loss) (b)	0.45	0.94	0.41
Net realized and unrealized gain (loss)	0.07 (c)	2.13	(0.43)
Total from investment operations	0.52	3.07	(0.02)
Distributions paid to shareholders from:
Net investment income	(0.90)	(1.91)	(0.94)
Net asset value, end of period	$19.73	$20.11	$18.95
Total return (d)	2.61%	16.42%	(0.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,511	$34,195	$7,579
Ratio of total expenses to average net assets	0.75% (e)	0.75%	0.75% (e)
Ratio of net investment income (loss) to average net assets	4.59% (e)	4.59%	4.04% (e)
Portfolio turnover rate (f)	393%	570%	198%

(a)	Inception date is April 26, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Rising Dividend Achievers Target Income ETF – RDVI
FT Vest DJIA® Dogs 10 Target Income ETF – DOGG
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
RDVI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, RDVI will pursue its investment objectives by investing primarily in U.S. exchange traded equity securities contained in the Nasdaq US Rising Dividend AchieversTM Index and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the S&P 500® Index or ETFs that track the S&P 500® Index. Under normal market conditions, RDVI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities and/or investments that provide exposure to dividend-paying securities.
DOGG’s investment objective seeks to provide current income with a secondary objective of providing capital appreciation. Under normal market conditions, DOGG will pursue its investment objectives by investing primarily in common stocks, exchange-traded options (including FLexible EXchange options (“FLEX Options”)) and short-term U.S. Treasury securities. DOGG seeks to provide exposure to the “Dogs of the Dow,” the ten highest dividend-yielding stocks in the Dow Jones Industrial Average (“DJIA”) on an annual basis. DOGG will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls and U.S. Treasury securities (the “Synthetic Replication”). DOGG will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the Dogs of the Dow or in options contracts that utilize Dogs of the Dow constituents as the reference asset.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Options Contracts and FLEX Options
RDVI is subject to equity price risk in the normal course of pursuing their investment objectives. RDVI will utilize an “option strategy” consisting of writing (selling) U.S. exchanged-traded call options on the S&P 500® Index or exchange-traded funds that track the S&P 500® Index. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When DOGG sells call options as a means to generate income to achieve the Target Income Level, DOGG will employ a covered call strategy that seeks to sell call options having a strike price roughly equal to the value of each equity security held by DOGG (such options are said to be “at-the-money”) on some or all of the equity securities purchased by DOGG. When utilizing Synthetic Replication, DOGG may utilize FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contract. The Synthetic Replication is achieved through the combination of a purchasing a call and selling a put generally at the same strike price which synthetically creates the upside and downside participation in the price returns of the Dogs of the Dow.
When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes. Gain or loss on purchased options, if any, is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. Gain or loss on written options, if any, is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest Rising Dividend Achievers Target Income ETF	$68,355,405	$16,658,009	$—
FT Vest DJIA® Dogs 10 Target Income ETF	2,458,693	—	—
As of October 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Rising Dividend Achievers Target Income ETF	$—	$—	$50,578,901
FT Vest DJIA® Dogs 10 Target Income ETF	227,687	—	(1,774,888)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For RDVI, the taxable periods ended 2022, 2023 and 2024 remain open to federal and state audit. For DOGG, the taxable periods ended 2023 and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Funds had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Rising Dividend Achievers Target Income ETF	$1,791,113,402	$45,754,945	$(69,318,386)	$(23,563,441)
FT Vest DJIA® Dogs 10 Target Income ETF	28,655,152	1,330,375	(718,963)	611,412
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Rising Dividend Achievers Target Income ETF	$909,510,790	$953,888,680
FT Vest DJIA® Dogs 10 Target Income ETF	70,037,175	59,893,654
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Rising Dividend Achievers Target Income ETF	$1,019,609,364	$558,576,259
FT Vest DJIA® Dogs 10 Target Income ETF	15,811,794	13,616,866
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RDVI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$3,386,130
DOGG
Options contracts	Equity Risk	Options contracts purchased, at value	51,412	Options contracts written, at value	8,649,611
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	RDVI	DOGG
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$(79,670)
Written options contracts	9,788,453	964,602

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

Statements of Operations Location	RDVI	DOGG
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$—	$47,981
Written options contracts	(2,423,537)	404,086
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended April 30, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
RDVI	$—	$—	$60,788,470	$59,865,787
DOGG	54,320	88,322	9,372,325	11,239,066
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
The “Dow Jones Industrial Average” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “DJIA” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 84.4%
	Aerospace/Defense — 1.7%
$750,000	HEICO Corp.	5.35%	08/01/33	$759,073
650,000	Howmet Aerospace, Inc.	4.85%	10/15/31	653,572
1,600,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,666,970
2,375,000	Lockheed Martin Corp.	4.07%	12/15/42	1,968,024
350,000	Northrop Grumman Corp.	4.40%	05/01/30	348,402
1,300,000	Northrop Grumman Corp.	4.70%	03/15/33	1,285,163
1,000,000	Northrop Grumman Corp.	4.75%	06/01/43	888,339
500,000	RTX Corp.	6.00%	03/15/31	534,520
				8,104,063
	Banking — 10.8%
650,000	American Express Co. (a)	6.49%	10/30/31	705,462
1,000,000	American Express Co. (a)	5.67%	04/25/36	1,026,867
2,155,000	Bank of America Corp. (a)	3.97%	02/07/30	2,109,932
6,850,000	Bank of America Corp. (a)	4.57%	04/27/33	6,639,877
1,500,000	Bank of America Corp. (a)	5.47%	01/23/35	1,521,994
1,350,000	Bank of New York Mellon (The) Corp. (a)	4.29%	06/13/33	1,298,844
260,000	Fifth Third Bancorp (a)	4.77%	07/28/30	259,233
350,000	Fifth Third Bancorp (a)	4.90%	09/06/30	349,275
1,160,000	Goldman Sachs Group (The), Inc.	3.80%	03/15/30	1,117,834
3,500,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	3,087,762
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,491,286
500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	503,919
1,850,000	JPMorgan Chase & Co. (a)	4.49%	03/24/31	1,838,007
333,000	JPMorgan Chase & Co. (a)	5.10%	04/22/31	339,116
4,050,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	4,030,302
3,050,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	3,162,431
990,000	Morgan Stanley (a)	4.43%	01/23/30	982,839
4,795,000	Morgan Stanley (a)	5.25%	04/21/34	4,796,535
1,875,000	Morgan Stanley (a)	5.83%	04/19/35	1,936,687
800,000	Morgan Stanley (a)	5.32%	07/19/35	796,674
1,000,000	PNC Financial Services Group (The), Inc. (a)	4.81%	10/21/32	991,660
1,500,000	PNC Financial Services Group (The), Inc. (a)	6.04%	10/28/33	1,567,892
2,000,000	Santander Holdings U.S.A., Inc. (a)	5.74%	03/20/31	2,022,185
1,000,000	State Street Corp. (a)	4.68%	10/22/32	996,316
700,000	State Street Corp. (a)	4.16%	08/04/33	666,076
1,100,000	Truist Financial Corp., Medium-Term Note (a)	5.15%	08/05/32	1,106,491
750,000	US Bancorp (a)	5.10%	07/23/30	762,348
200,000	US Bancorp (a)	5.85%	10/21/33	207,301
1,450,000	Wells Fargo & Co. (a)	4.48%	04/04/31	1,430,465
2,000,000	Wells Fargo & Co. (a)	4.90%	07/25/33	1,965,482
1,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	987,402
				50,698,494
	Brokerage/Asset Managers/Exchanges — 2.6%
1,000,000	Blackstone Reg Finance Co. LLC	5.00%	12/06/34	980,576
2,000,000	Charles Schwab (The) Corp. (a)	5.85%	05/19/34	2,090,884
1,485,000	Intercontinental Exchange, Inc.	2.10%	06/15/30	1,327,724
500,000	Intercontinental Exchange, Inc.	5.25%	06/15/31	518,160
450,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	442,929
2,750,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	1,973,174
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Brokerage/Asset Managers/Exchanges (Continued)
$1,000,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	$1,005,461
1,000,000	LPL Holdings, Inc.	5.15%	06/15/30	1,003,660
2,700,000	Nasdaq, Inc.	5.55%	02/15/34	2,773,564
				12,116,132
	Building Materials — 2.9%
2,500,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	2,415,273
2,250,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,236,015
2,050,000	CRH America Finance, Inc.	5.40%	05/21/34	2,078,727
825,000	CRH America, Inc. (b)	5.13%	05/18/45	749,544
1,250,000	Holcim Finance U.S. LLC (b)	4.95%	04/07/30	1,263,421
1,250,000	Holcim Finance U.S. LLC (b)	5.40%	04/07/35	1,250,077
500,000	Martin Marietta Materials, Inc.	5.15%	12/01/34	497,560
1,200,000	Vulcan Materials Co.	3.50%	06/01/30	1,137,938
2,000,000	Vulcan Materials Co.	5.35%	12/01/34	2,015,782
				13,644,337
	Cable Satellite — 0.1%
26,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	24,572
700,000	Comcast Corp.	4.25%	01/15/33	669,967
				694,539
	Chemicals — 0.2%
1,100,000	Sherwin-Williams (The) Co.	4.80%	09/01/31	1,101,947
	Construction Machinery — 1.9%
3,200,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	2,722,488
1,650,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,654,329
1,500,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	1,531,285
3,050,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	3,091,776
				8,999,878
	Consumer Cyclical Services — 0.8%
400,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	396,890
3,407,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,178,264
				3,575,154
	Consumer Products — 0.2%
800,000	Haleon US Capital LLC	3.63%	03/24/32	742,762
	Diversified Manufacturing — 1.3%
1,000,000	Otis Worldwide Corp.	5.13%	11/19/31	1,017,894
5,000,000	Veralto Corp.	5.45%	09/18/33	5,103,553
				6,121,447
	Electric — 2.1%
275,000	Duke Energy Carolinas LLC	4.95%	01/15/33	276,704
370,000	Duke Energy Carolinas LLC	4.85%	01/15/34	366,053
1,500,000	Duke Energy Carolinas LLC	5.30%	02/15/40	1,479,052
515,000	Duke Energy Progress LLC	6.30%	04/01/38	554,885
2,000,000	FirstEnergy Transmission LLC	5.00%	01/15/35	1,972,758
540,000	Florida Power & Light Co.	5.10%	04/01/33	547,480
485,000	Florida Power & Light Co.	5.69%	03/01/40	502,385
1,500,000	Florida Power & Light Co.	4.13%	02/01/42	1,266,146
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$200,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	$203,509
2,750,000	Vistra Operations Co. LLC (b)	5.70%	12/30/34	2,739,334
				9,908,306
	Environmental — 1.3%
1,700,000	Republic Services, Inc.	5.00%	04/01/34	1,710,329
1,000,000	Republic Services, Inc.	6.20%	03/01/40	1,073,113
2,000,000	Waste Management, Inc.	4.80%	03/15/32	2,014,333
2,100,000	Waste Management, Inc.	2.95%	06/01/41	1,540,419
				6,338,194
	Food and Beverage — 9.5%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	1,783,573
3,000,000	Campbell’s (The) Co.	5.40%	03/21/34	3,026,148
1,500,000	Campbell’s (The) Co.	4.75%	03/23/35	1,437,025
2,250,000	Conagra Brands, Inc.	5.30%	11/01/38	2,130,929
882,000	Constellation Brands, Inc. (c)	4.80%	05/01/30	883,878
2,000,000	Constellation Brands, Inc.	4.75%	05/09/32	1,960,729
2,500,000	Constellation Brands, Inc.	4.50%	05/09/47	2,036,611
1,000,000	General Mills, Inc.	4.15%	02/15/43	804,015
2,260,000	J.M. Smucker (The) Co.	6.20%	11/15/33	2,412,090
1,625,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,723,538
950,000	Keurig Dr Pepper, Inc.	5.30%	03/15/34	965,259
900,000	Keurig Dr Pepper, Inc., Series 10	5.20%	03/15/31	921,634
950,000	Kraft Heinz Foods Co.	3.75%	04/01/30	913,758
1,500,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,523,157
450,000	Kraft Heinz Foods Co.	6.50%	02/09/40	484,165
2,050,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,857,140
2,030,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,861,769
4,500,000	Mars, Inc. (b)	5.00%	03/01/32	4,538,292
1,600,000	McCormick & Co., Inc.	4.95%	04/15/33	1,590,790
1,950,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,773,436
1,075,000	Mondelez International, Inc.	3.00%	03/17/32	958,848
2,150,000	Mondelez International, Inc.	4.75%	08/28/34	2,118,485
2,450,000	Post Holdings, Inc. (b)	6.25%	02/15/32	2,472,048
500,000	Sysco Corp.	5.95%	04/01/30	526,675
4,000,000	US Foods, Inc. (b)	5.75%	04/15/33	3,928,031
				44,632,023
	Gaming — 1.0%
1,250,000	VICI Properties, L.P.	4.95%	02/15/30	1,242,110
2,250,000	VICI Properties, L.P.	5.13%	05/15/32	2,204,069
1,075,000	VICI Properties, L.P.	5.75%	04/01/34	1,081,769
				4,527,948
	Health Insurance — 3.2%
250,000	Centene Corp.	4.63%	12/15/29	241,261
4,650,000	Centene Corp.	3.00%	10/15/30	4,088,070
790,000	Elevance Health, Inc.	2.55%	03/15/31	704,650
1,150,000	Elevance Health, Inc.	4.10%	05/15/32	1,089,899
1,875,000	Elevance Health, Inc.	5.38%	06/15/34	1,900,055
1,900,000	Elevance Health, Inc.	4.63%	05/15/42	1,648,892
1,500,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,322,763
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Insurance (Continued)
$1,010,000	UnitedHealth Group, Inc.	4.90%	04/15/31	$1,028,413
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,025,083
750,000	UnitedHealth Group, Inc.	6.88%	02/15/38	852,481
1,125,000	UnitedHealth Group, Inc.	5.50%	07/15/44	1,092,194
				14,993,761
	Healthcare — 12.1%
1,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	937,608
3,150,000	Agilent Technologies, Inc.	2.30%	03/12/31	2,753,126
5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	5,570,672
50,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	48,126
700,000	Becton Dickinson & Co.	4.30%	08/22/32	668,865
600,000	Becton Dickinson & Co.	5.11%	02/08/34	597,386
2,250,000	Becton Dickinson & Co.	4.69%	12/15/44	1,933,847
1,750,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	1,603,819
1,150,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,012,222
1,550,000	Cigna Group (The)	2.38%	03/15/31	1,361,625
3,150,000	Cigna Group (The)	5.40%	03/15/33	3,225,042
1,700,000	Cigna Group (The)	4.80%	08/15/38	1,579,972
2,000,000	Danaher Corp.	4.38%	09/15/45	1,712,482
280,000	GE HealthCare Technologies, Inc.	5.86%	03/15/30	293,641
3,250,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	3,412,282
555,000	HCA, Inc.	4.13%	06/15/29	540,089
3,775,000	HCA, Inc.	5.50%	06/01/33	3,800,490
2,400,000	HCA, Inc.	5.13%	06/15/39	2,215,174
1,335,000	IQVIA, Inc.	5.70%	05/15/28	1,360,425
750,000	IQVIA, Inc.	6.25%	02/01/29	780,031
1,050,000	IQVIA, Inc. (b)	6.50%	05/15/30	1,067,811
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,085,896
3,250,000	Quest Diagnostics, Inc.	5.00%	12/15/34	3,213,289
800,000	Solventum Corp.	5.45%	03/13/31	817,278
4,500,000	Solventum Corp.	5.60%	03/23/34	4,552,287
1,000,000	Stryker Corp.	1.95%	06/15/30	884,578
1,600,000	Stryker Corp.	4.63%	09/11/34	1,558,289
2,150,000	Stryker Corp.	4.10%	04/01/43	1,766,030
500,000	Universal Health Services, Inc.	4.63%	10/15/29	487,394
1,750,000	Universal Health Services, Inc.	2.65%	10/15/30	1,535,511
4,500,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	4,484,606
				56,859,893
	Home Construction — 0.1%
420,000	PulteGroup, Inc.	6.38%	05/15/33	443,615
	Lodging — 1.7%
3,000,000	Hilton Domestic Operating Co., Inc. (b)	5.88%	03/15/33	3,000,468
1,000,000	Hyatt Hotels Corp.	5.38%	12/15/31	994,695
2,000,000	Hyatt Hotels Corp.	5.75%	03/30/32	2,005,046
1,200,000	Marriott International, Inc.	5.10%	04/15/32	1,199,544
600,000	Marriott International, Inc., Series FF	4.63%	06/15/30	596,562
				7,796,315
	Media Entertainment — 0.6%
2,750,000	AppLovin Corp.	5.38%	12/01/31	2,776,796
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Other Industrial — 0.4%
$2,000,000	Quanta Services, Inc.	5.25%	08/09/34	$1,974,247
	Other Utility — 0.4%
725,000	American Water Capital Corp.	4.45%	06/01/32	706,617
1,000,000	American Water Capital Corp.	5.15%	03/01/34	1,007,420
				1,714,037
	Packaging — 2.0%
500,000	Ball Corp.	6.00%	06/15/29	510,823
2,500,000	Ball Corp.	3.13%	09/15/31	2,185,871
555,000	Berry Global, Inc.	5.50%	04/15/28	567,674
3,500,000	Berry Global, Inc.	5.65%	01/15/34	3,529,251
2,750,000	Crown Americas LLC	5.25%	04/01/30	2,746,809
				9,540,428
	Paper — 1.5%
650,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	598,047
1,650,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	1,660,182
4,700,000	Packaging Corp. of America	5.70%	12/01/33	4,844,897
				7,103,126
	Pharmaceuticals — 1.1%
1,065,000	Amgen, Inc.	5.25%	03/02/30	1,095,617
1,600,000	Zoetis, Inc.	5.60%	11/16/32	1,676,525
2,500,000	Zoetis, Inc.	4.70%	02/01/43	2,252,497
				5,024,639
	Property & Casualty Insurance — 6.6%
2,750,000	Aon North America, Inc.	5.45%	03/01/34	2,799,405
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,037,254
2,150,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,186,045
1,050,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,007,963
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	943,203
4,750,000	Brown & Brown, Inc.	4.20%	03/17/32	4,428,213
4,250,000	Brown & Brown, Inc.	5.65%	06/11/34	4,302,116
500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	505,864
695,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	736,883
400,000	Marsh & McLennan Cos., Inc.	5.15%	03/15/34	405,453
1,000,000	Marsh & McLennan Cos., Inc.	5.00%	03/15/35	993,595
1,000,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	942,575
1,000,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	965,084
2,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	2,472,381
2,110,000	Ryan Specialty LLC (b)	5.88%	08/01/32	2,085,897
4,050,000	Willis North America, Inc.	5.35%	05/15/33	4,086,957
				30,898,888
	Retailers — 0.2%
800,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	784,705
	Technology — 16.2%
1,000,000	Atlassian Corp.	5.25%	05/15/29	1,017,356
3,200,000	Atlassian Corp.	5.50%	05/15/34	3,221,355
2,000,000	Autodesk, Inc.	2.85%	01/15/30	1,865,308
4,000,000	Cadence Design Systems, Inc.	4.70%	09/10/34	3,920,907
4,650,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,123,560
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$5,444,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	$5,055,118
2,000,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	2,005,453
4,000,000	FactSet Research Systems, Inc.	3.45%	03/01/32	3,576,579
1,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	1,002,107
2,600,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,852,474
700,000	Fiserv, Inc.	2.65%	06/01/30	632,513
55,000	Gartner, Inc. (b)	4.50%	07/01/28	54,260
265,000	Gartner, Inc. (b)	3.63%	06/15/29	248,817
4,750,000	Gartner, Inc. (b)	3.75%	10/01/30	4,377,005
1,000,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	1,013,916
705,000	MSCI, Inc. (b)	4.00%	11/15/29	675,207
6,135,000	MSCI, Inc. (b)	3.88%	02/15/31	5,698,459
290,000	Open Text Holdings, Inc. (b)	4.13%	02/15/30	268,376
670,000	Oracle Corp.	4.65%	05/06/30	671,919
333,000	Oracle Corp.	5.25%	02/03/32	337,765
750,000	Oracle Corp.	6.25%	11/09/32	800,093
1,550,000	Oracle Corp.	4.90%	02/06/33	1,524,313
1,050,000	Oracle Corp.	6.50%	04/15/38	1,123,055
2,150,000	Oracle Corp.	3.65%	03/25/41	1,644,354
2,000,000	PTC, Inc. (b)	4.00%	02/15/28	1,933,870
1,650,000	Roper Technologies, Inc.	1.75%	02/15/31	1,395,055
4,750,000	Roper Technologies, Inc.	4.90%	10/15/34	4,618,536
2,000,000	Salesforce, Inc.	2.70%	07/15/41	1,410,881
2,800,000	ServiceNow, Inc.	1.40%	09/01/30	2,402,756
50,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	49,802
500,000	Synopsys, Inc.	5.00%	04/01/32	503,731
4,000,000	Synopsys, Inc.	5.15%	04/01/35	4,010,082
1,000,000	Synopsys, Inc.	5.70%	04/01/55	967,373
1,900,000	TR Finance LLC	5.85%	04/15/40	1,937,206
1,200,000	Verisk Analytics, Inc.	5.75%	04/01/33	1,243,413
1,750,000	Verisk Analytics, Inc.	5.25%	06/05/34	1,763,302
2,000,000	Verisk Analytics, Inc.	5.50%	06/15/45	1,928,594
2,750,000	VMware LLC	4.70%	05/15/30	2,726,475
2,500,000	Workday, Inc.	3.80%	04/01/32	2,314,287
				75,915,632
	Wireless — 1.8%
1,350,000	Crown Castle, Inc.	3.30%	07/01/30	1,249,889
2,500,000	Crown Castle, Inc.	5.10%	05/01/33	2,446,184
50,000	SBA Communications Corp.	3.13%	02/01/29	46,379
915,000	T-Mobile USA, Inc.	2.55%	02/15/31	812,188
1,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	1,011,370
900,000	T-Mobile USA, Inc.	5.20%	01/15/33	905,326
2,125,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,856,473
				8,327,809
	Wirelines — 0.1%
700,000	AT&T, Inc.	4.30%	02/15/30	694,736
	Total Corporate Bonds and Notes			396,053,851
	(Cost $397,546,335)
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 11.7%
	Banking — 3.3%
$520,000	Barclays PLC (a)	4.97%	05/16/29	$522,385
830,000	Barclays PLC (a)	4.94%	09/10/30	829,134
1,000,000	Barclays PLC (a)	5.75%	08/09/33	1,018,163
2,000,000	BNP Paribas S.A. (a) (b)	5.89%	12/05/34	2,093,158
2,000,000	Canadian Imperial Bank of Commerce	6.09%	10/03/33	2,124,901
2,000,000	Lloyds Banking Group PLC (a)	5.68%	01/05/35	2,026,569
500,000	Royal Bank of Canada	3.88%	05/04/32	471,522
1,000,000	Toronto-Dominion Bank (The)	5.30%	01/30/32	1,019,629
640,000	Toronto-Dominion Bank (The)	4.46%	06/08/32	622,560
485,000	UBS Group AG (a) (b)	5.43%	02/08/30	496,844
4,250,000	UBS Group AG (a) (b)	4.19%	04/01/31	4,122,906
				15,347,771
	Building Materials — 0.4%
2,150,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	2,132,244
	Environmental — 0.3%
1,400,000	Waste Connections, Inc.	5.00%	03/01/34	1,405,743
	Food and Beverage — 0.5%
1,600,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.40%	06/15/33	1,554,906
1,000,000	Bacardi-Martini B.V. (b)	5.55%	02/01/30	1,020,501
				2,575,407
	Gaming — 0.4%
1,750,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	1,789,793
	Healthcare — 1.6%
5,850,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	5,845,511
1,900,000	Smith & Nephew PLC	5.40%	03/20/34	1,897,384
				7,742,895
	Packaging — 0.9%
4,500,000	CCL Industries, Inc. (b)	3.05%	06/01/30	4,097,151
	Paper — 1.0%
4,700,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	4,705,795
	Property & Casualty Insurance — 0.6%
1,830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	1,862,982
1,000,000	Aon Global Ltd.	4.75%	05/15/45	866,324
				2,729,306
	Restaurants — 0.7%
3,505,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	3,194,133
	Retailers — 0.4%
490,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	453,161
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	741,383
835,000	Alimentation Couche-Tard, Inc. (b)	3.44%	05/13/41	616,414
				1,810,958
	Technology — 1.6%
4,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	4,525,643
1,000,000	Elastic N.V. (b)	4.13%	07/15/29	945,054
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$600,000	Open Text Corp. (b)	6.90%	12/01/27	$617,661
1,530,000	Open Text Corp. (b)	3.88%	02/15/28	1,463,988
				7,552,346
	Total Foreign Corporate Bonds and Notes			55,083,542
	(Cost $55,131,834)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 3.0%
	Chemicals — 0.7%
3,500,000	Cabot Corp.	4.66%	05/01/25	3,500,000
	Food and Beverage — 0.3%
1,400,000	Constellation Brands, Inc.	4.67%	05/01/25	1,400,000
	Midstream — 1.0%
4,500,000	Energy Transfer, L.P.	4.59%	05/01/25	4,500,000
	Technology — 1.0%
4,500,000	Global Payments, Inc.	4.97%	05/01/25	4,500,000
	Total Commercial Paper			13,900,000
	(Cost $13,900,000)

	Total Investments — 99.1%			465,037,393
	(Cost $466,578,169)
	Net Other Assets and Liabilities — 0.9%			4,407,510
	Net Assets — 100.0%			$469,444,903

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $111,656,381 or 23.8% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$396,053,851	$—	$396,053,851	$—
Foreign Corporate Bonds and Notes*	55,083,542	—	55,083,542	—
Commercial Paper*	13,900,000	—	13,900,000	—
Total Investments	$465,037,393	$—	$465,037,393	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$465,037,393
Cash	218,296
Interest receivable	5,316,810
Total Assets	470,572,499

LIABILITIES:
Payables:
Investment securities purchased	880,448
Investment advisory fees	247,148
Total Liabilities	1,127,596
NET ASSETS	$469,444,903

NET ASSETS consist of:
Paid-in capital	$470,747,317
Par value	227,000
Accumulated distributable earnings (loss)	(1,529,414)
NET ASSETS	$469,444,903
NET ASSET VALUE, per share	$20.68
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	22,700,002
Investments, at cost	$466,578,169
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$11,356,279
Total investment income	11,356,279

EXPENSES:
Investment advisory fees	1,403,316
Total expenses	1,403,316
NET INVESTMENT INCOME (LOSS)	9,952,963

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(11,124)
Net change in unrealized appreciation (depreciation) on investments	(807,246)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(818,370)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,134,593
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$9,952,963	$6,827,869
Net realized gain (loss)	(11,124)	(32,786)
Net change in unrealized appreciation (depreciation)	(807,246)	(225,978)
Net increase (decrease) in net assets resulting from operations	9,134,593	6,569,105

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,896,752)	(6,837,252)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	100,587,825	367,612,726
Cost of shares redeemed	(7,246,274)	—
Net increase (decrease) in net assets resulting from shareholder transactions	93,341,551	367,612,726
Total increase (decrease) in net assets	92,579,392	367,344,579

NET ASSETS:
Beginning of period	376,865,511	9,520,932
End of period	$469,444,903	$376,865,511

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	18,200,002	500,002
Shares sold	4,850,000	17,700,000
Shares redeemed	(350,000)	—
Shares outstanding, end of period	22,700,002	18,200,002
See Notes to Financial Statements

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$20.71	$19.04	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.47	0.94	0.23
Net realized and unrealized gain (loss)	(0.03)	1.67 (c)	(1.01)
Total from investment operations	0.44	2.61	(0.78)
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.94)	(0.18)
Net asset value, end of period	$20.68	$20.71	$19.04
Total return (d)	2.12%	13.82%	(3.91)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$469,445	$376,866	$9,521
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	4.61% (e)	4.60%	4.78% (e)
Portfolio turnover rate (f)	8%	6%	7%

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FIIG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to deliver current income and long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade corporate debt securities. Corporate debt securities are debt obligations issued by businesses to finance their operations. Notes, bonds, loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt securities may have fixed or floating interest rates. The corporate debt securities in which the Fund may invest also include senior loans and covenant-lite loans, substantially all of which are expected to be covenant-lite loans.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $883,878 of when-issued or delayed-delivery securities. At April 30, 2025, the Fund had no forward purchase commitments.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$6,837,252
Capital gains	—
Return of capital	—
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$15,269

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)
Accumulated capital and other gain (loss)	(39,698)
Net unrealized appreciation (depreciation)	(742,826)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2023 and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $39,698 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$466,578,169	$2,210,210	$(3,750,986)	$(1,540,776)
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%
Fund net assets greater than $15 billion	0.55250%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $124,318,063 and $34,702,965, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund IV

First Trust Intermediate Government Opportunities ETF (MGOV)

First Trust Intermediate Government Opportunities ETF (MGOV)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Intermediate Government Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.0%
	Collateralized Mortgage Obligations — 39.4%
	Federal Home Loan Mortgage Corporation
$1,189,933	Series 2013-4213, Class GZ	3.50%	06/15/43	$1,126,731
1,254,484	Series 2014-4316, Class BZ	3.00%	03/15/44	1,145,471
826,651	Series 2014-4316, Class XZ	4.50%	03/15/44	821,296
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,073,153
620,223	Series 2017-4745, Class CZ	3.50%	01/15/48	564,275
982,385	Series 2018-4798, Class GZ	4.00%	06/15/48	929,078
929,451	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	4.92%	09/25/49	900,059
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	310,416
932,154	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (a)	5.10%	09/25/52	919,540
1,219,775	Series 2024-413, Class PO, PO, STRIPS	(b)	05/25/54	1,053,806
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,044,758	Series 2018-4, Class MA	3.50%	03/25/58	1,005,483
381,818	Series 2019-2, Class MA	3.50%	08/26/58	364,462
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
516,934	Series 2021-1, Class A1D	2.00%	05/26/31	479,636
971,407	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (c)	5.60%	10/25/34	970,314
	Federal National Mortgage Association
1,695,598	Series 2012-118, Class VZ	3.00%	11/25/42	1,547,218
1,431,731	Series 2012-134, Class ZC	2.50%	12/25/42	1,110,818
837,948	Series 2013-21, Class EZ	3.00%	03/25/43	761,101
1,061,062	Series 2014-12, Class ZB	3.00%	03/25/39	1,002,508
1,853,746	Series 2014-60, Class EZ	3.00%	10/25/44	1,660,354
436,952	Series 2015-89, Class CZ	4.00%	08/25/45	405,292
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,045,312
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,134,677
1,224,309	Series 2024-26, Class PO, PO	(b)	05/25/54	959,487
294,412	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.50%	11/25/54	292,267
	Government National Mortgage Association
1,397,840	Series 2015-123, Class ZA	3.50%	09/20/45	1,297,405
300,000	Series 2022-139, Class AL	4.00%	07/20/51	271,527
1,745,000	Series 2022-191, Class BY	4.00%	08/20/41	1,656,825
1,200,000	Series 2023-81, Class YD	4.00%	06/20/53	1,072,136
				25,880,647
	Commercial Mortgage-Backed Securities — 21.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
3,500,000	Series 2020-RR06, Class BX, IO (d)	1.84%	05/27/33	315,583
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,268,492	Series 2016-K152, Class A1	2.83%	05/25/30	1,224,122
2,000,000	Series 2016-KW01, Class X3, IO (e)	4.23%	03/25/29	54,060
1,200,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,156,504
118,765	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	4.88%	10/25/28	118,439
793,964	Series 2019-KJ24, Class A2	2.82%	09/25/27	777,750
1,200,000	Series 2019-K1510, Class A2	3.72%	01/25/31	1,170,003
6,244,117	Series 2019-K1512, Class X1, IO (e)	1.05%	04/25/34	333,604
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$3,071,876	Series 2020-K110, Class X1, IO (e)	1.76%	04/25/30	$198,896
7,700,000	Series 2020-K740, Class XAM, IO (e)	1.19%	10/25/27	187,485
13,202,417	Series 2020-KG04, Class X1, IO (e)	0.93%	11/25/30	490,677
903,067	Series 2021-K125, Class A1	1.10%	08/25/30	825,902
8,000,000	Series 2021-K129, Class XAM, IO (e)	1.32%	05/25/31	500,850
9,987,485	Series 2021-K130, Class X1, IO (e)	1.14%	06/25/31	512,731
22,243,455	Series 2021-KG05, Class X1, IO (e)	0.40%	01/25/31	329,804
1,782,608	Series 2022-K142, Class A1	2.40%	12/25/31	1,640,021
2,721,250	Series 2022-K143, Class XAM, IO (e)	0.50%	04/25/55	65,226
1,664,187	Series 2022-K152, Class A1	3.78%	01/25/32	1,638,961
5,180,000	Series 2024-K165, Class XAM, IO (e)	1.09%	09/25/34	367,130
7,058,000	Series 2024-K757, Class XAM, IO (e)	1.18%	08/25/31	387,213
1,200,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	1,215,161
	FREMF Mortgage Trust
500,000	Series 2019-KL4F, Class BAS (c) (e)	4.44%	10/25/25	495,275
	Government National Mortgage Association
4,923,498	Series 2024-32, Class IO, IO (e)	0.71%	06/16/63	255,550
				14,260,947
	Pass-Through Securities — 35.9%
	Federal Home Loan Mortgage Corporation
408,716	Pool SD4005	4.00%	12/01/49	388,165
1,405,067	Pool SD7509	3.00%	11/01/49	1,243,023
127,843	Pool U90690	3.50%	06/01/42	119,404
418,602	Pool ZL8982	3.50%	01/01/45	390,432
425,243	Pool ZS9446	3.50%	08/01/45	395,201
997,714	Pool ZS9776	3.50%	08/01/46	920,871
1,869,641	Pool ZT2264	4.00%	03/01/44	1,797,492
	Federal National Mortgage Association
643,447	Pool 310208	3.00%	03/01/48	558,975
458,846	Pool 310211	3.50%	07/01/48	414,277
1,376,225	Pool AS7738	3.00%	08/01/46	1,220,634
977,842	Pool AS7749	3.50%	08/01/46	897,849
1,260,244	Pool BF0207	4.50%	04/01/47	1,255,763
869,052	Pool BF0568	5.50%	07/01/61	886,017
395,832	Pool BM6732	4.00%	11/01/48	382,031
440,925	Pool BM7079	4.00%	10/01/48	416,017
440,417	Pool BM7129	3.00%	01/01/47	397,720
2,773,197	Pool BM7521	3.50%	10/01/48	2,535,428
434,402	Pool FS0704	4.00%	03/01/47	412,663
907,062	Pool FS3541	3.50%	08/01/52	820,544
301,012	Pool FS4157	4.00%	05/01/49	283,753
1,104,000	Pool TBA (f)	2.50%	05/15/55	917,958
1,970,000	Pool TBA (f)	3.00%	05/15/55	1,709,989
900,000	Pool TBA	3.50%	05/15/55	812,360
382,000	Pool TBA (f)	4.00%	05/15/55	356,054
856,000	Pool TBA (f)	5.00%	05/15/55	838,067
328,000	Pool TBA (f)	5.50%	05/15/55	327,343
153,000	Pool TBA	3.00%	06/15/55	132,818
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$620,000	Pool TBA (f)	3.50%	06/15/55	$559,480
1,118,000	Pool TBA (f)	4.00%	06/15/55	1,041,802
609,000	Pool TBA	5.00%	06/15/55	595,885
66,000	Pool TBA (f)	5.50%	06/15/55	65,819
527,000	Pool TBA (f)	5.50%	07/15/55	525,183
				23,619,017
	Total U.S. Government Agency Mortgage-Backed Securities			63,760,611
	(Cost $63,907,154)
U.S. GOVERNMENT BONDS AND NOTES — 11.3%
200,000	U.S. Treasury Bond	4.63%	11/15/44	198,063
200,000	U.S. Treasury Bond	4.75%	02/15/45	201,422
860,000	U.S. Treasury Bond	2.25%	08/15/46	569,229
295,000	U.S. Treasury Bond	3.00%	02/15/47	223,802
650,000	U.S. Treasury Bond	3.00%	08/15/48	485,850
330,000	U.S. Treasury Bond	3.00%	02/15/49	245,715
200,000	U.S. Treasury Bond	4.63%	02/15/55	197,938
1,002,220	U.S. Treasury Inflation Indexed Bond (g)	1.63%	04/15/30	1,012,567
1,000,000	U.S. Treasury Note	4.13%	10/31/26	1,005,820
210,000	U.S. Treasury Note	4.25%	12/31/26	211,928
1,000,000	U.S. Treasury Note	4.25%	02/15/28	1,017,578
400,000	U.S. Treasury Note	4.00%	02/28/30	405,250
440,000	U.S. Treasury Note	4.50%	12/31/31	455,108
400,000	U.S. Treasury Note	4.13%	02/29/32	404,812
500,000	U.S. Treasury Note	4.13%	03/31/32	506,016
300,000	U.S. Treasury Note	4.63%	02/15/35	311,273
	Total U.S. Government Bonds and Notes			7,452,371
	(Cost $7,376,676)
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
1,290,000	Tennessee Valley Authority	5.25%	02/01/55	1,260,637
	(Cost $1,285,343)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
653,402	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (h)	653,402
	(Cost $653,402)
	Total Investments — 111.2%	73,127,021
	(Cost $73,222,575)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.2)%
	Pass-Through Securities — (2.2)%
	Federal National Mortgage Association
$(1,445,000)	Pool TBA (f)	6.00%	06/15/55	(1,464,977)
	Total Investments Sold Short — (2.2)%			(1,464,977)
	(Proceeds $1,458,672)
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.2)%
(2)	U.S. 2-Year Treasury Futures Call	$(417,484)	$104.25	08/22/25	$(2,375)
(1)	U.S. 5-Year Treasury Futures Call	(109,195)	108.50	05/23/25	(953)
(2)	U.S. 5-Year Treasury Futures Call	(218,641)	109.00	08/22/25	(2,656)
(11)	U.S. 5-Year Treasury Futures Call	(1,202,523)	110.50	08/22/25	(7,992)
(1)	U.S. 10-Year Treasury Futures Call	(112,219)	111.50	05/23/25	(1,203)
(1)	U.S. 10-Year Treasury Futures Call	(112,219)	112.00	05/23/25	(922)
(18)	U.S. 10-Year Treasury Futures Call	(2,022,188)	114.00	08/22/25	(19,688)
(6)	U.S. 10-Year Treasury Futures Call	(674,063)	114.50	08/22/25	(5,625)
(20)	U.S. Treasury Long Bond Futures Call	(2,332,500)	120.00	05/23/25	(10,000)
(2)	U.S. Treasury Long Bond Futures Call	(232,563)	116.00	08/22/25	(7,188)
(25)	U.S. Treasury Long Bond Futures Call	(2,907,031)	120.00	08/22/25	(48,437)
(18)	U.S. Treasury Long Bond Futures Call	(2,093,063)	122.00	08/22/25	(25,312)
(1)	U.S. Treasury Long Bond Futures Call	(116,281)	123.00	08/22/25	(1,203)
(17)	U.S. Treasury Long Bond Futures Call	(1,976,781)	124.00	08/22/25	(17,266)
(1)	U.S. Treasury Long Bond Futures Call	(116,281)	128.00	08/22/25	(531)
(1)	Ultra U.S. Treasury Long Bond Futures Call	(121,031)	124.00	05/23/25	(922)
	Total Call Options Written				(152,273)
	(Premiums received $175,464)
	Put Options Written — (0.2)%
(9)	U.S. 5-Year Treasury Futures Put	(983,883)	106.50	08/22/25	(2,250)
(6)	U.S. 5-Year Treasury Futures Put	(655,922)	106.75	08/22/25	(1,781)
(8)	U.S. 5-Year Treasury Futures Put	(874,563)	106.00	08/22/25	(1,500)
(9)	U.S. 10-Year Treasury Futures Put	(1,009,969)	110.00	05/23/25	(1,125)
(2)	U.S. 10-Year Treasury Futures Put	(224,688)	107.00	08/22/25	(563)
(1)	U.S. 10-Year Treasury Futures Put	(112,344)	108.00	08/22/25	(422)
(2)	U.S. 10-Year Treasury Futures Put	(224,688)	110.00	08/22/25	(1,656)
(5)	U.S. Treasury Long Bond Futures Put	(583,125)	113.00	05/23/25	(2,266)
(4)	U.S. Treasury Long Bond Futures Put	(466,500)	114.00	05/23/25	(2,625)
(4)	U.S. Treasury Long Bond Futures Put	(466,500)	116.00	05/23/25	(5,312)
(4)	U.S. Treasury Long Bond Futures Put	(465,125)	108.00	08/22/25	(3,813)
(15)	U.S. Treasury Long Bond Futures Put	(1,744,219)	110.00	08/22/25	(19,922)
(19)	U.S. Treasury Long Bond Futures Put	(2,209,344)	116.00	08/22/25	(62,937)
(2)	U.S. Treasury Long Bond Futures Put	(231,813)	107.00	11/21/25	(3,125)
(1)	Ultra U.S. Treasury Long Bond Futures Put	(121,031)	119.00	05/23/25	(1,266)
	Total Put Options Written				(110,563)
	(Premiums received $124,053)
	Total Written Options				(262,836)
	(Premiums received $299,517)
	Net Other Assets and Liabilities — (8.6)%				(5,641,246)
	Net Assets — 100.0%				$65,757,962
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Futures Contracts at April 30, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	41	Jun-2025	$8,534,086	$84,666
U.S. Treasury Long-Term Bonds	70	Jun-2025	8,163,750	(58,606)
Ultra U.S. Treasury Bond Futures	2	Jun-2025	242,062	(693)
			$16,939,898	$25,367

Futures Contracts Short
U.S. 5-Year Treasury Notes	22	Jun-2025	$(2,402,297)	$(5,944)
U.S. 10-Year Treasury Notes	32	Jun-2025	(3,591,000)	(25,198)
Ultra 10-Year U.S. Treasury Notes	75	Jun-2025	(8,605,078)	(133,061)
			$(14,598,375)	$(164,203)
		Total	$2,341,523	$(138,836)

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $1,465,589 or 2.2% of net assets.

(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(g)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(h)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$63,760,611	$—	$63,760,611	$—
U.S. Government Bonds and Notes	7,452,371	—	7,452,371	—
U.S. Government Agency Securities	1,260,637	—	1,260,637	—
Money Market Funds	653,402	653,402	—	—
Total Investments	73,127,021	653,402	72,473,619	—
Futures Contracts*	84,666	84,666	—	—
Total	$73,211,687	$738,068	$72,473,619	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(1,464,977)	$—	$(1,464,977)	$—
Written Options	(262,836)	(262,836)	—	—
Futures Contracts*	(223,502)	(223,502)	—	—
Total	$(1,951,315)	$(486,338)	$(1,464,977)	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$73,127,021
Cash segregated as collateral	624,568
Receivables:
Investment securities sold	8,884,583
Interest	297,643
Dividends	1,806
Total Assets	82,935,621

LIABILITIES:
Investments sold short, at value	1,464,977
Options contracts written, at value	262,836
Payables:
Investment securities purchased	15,387,342
Investment advisory fees	34,316
Variation margin	28,188
Total Liabilities	17,177,659
NET ASSETS	$65,757,962

NET ASSETS consist of:
Paid-in capital	$65,859,275
Par value	32,500
Accumulated distributable earnings (loss)	(133,813)
NET ASSETS	$65,757,962
NET ASSET VALUE, per share	$20.23
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,250,002
Investments, at cost	$73,222,575
Investments sold short, proceeds	$1,458,672
Premiums received on options contracts written	$299,517
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$1,755,172
Dividends	25,577
Total investment income	1,780,749

EXPENSES:
Investment advisory fees	197,032
Total expenses	197,032
NET INVESTMENT INCOME (LOSS)	1,583,717

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(149,093)
Investments sold short	2,128
Purchased options contracts	(11,690)
Written options contracts	346,723
Futures contracts	(426,043)
Net realized gain (loss)	(237,975)
Net change in unrealized appreciation (depreciation) on:
Investments	683,292
Investments sold short	(12,472)
Written options contracts	137,728
Futures contracts	(106,517)
Net change in unrealized appreciation (depreciation)	702,031
NET REALIZED AND UNREALIZED GAIN (LOSS)	464,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,047,773
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$1,583,717	$1,756,047
Net realized gain (loss)	(237,975)	342,901
Net increase from payment by the advisor	—	71
Net change in unrealized appreciation (depreciation)	702,031	(438,006)
Net increase (decrease) in net assets resulting from operations	2,047,773	1,661,013

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,594,001)	(1,432,379)
Return of capital	—	(237,123)
Total distributions to shareholders	(1,594,001)	(1,669,502)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,016,178	52,280,131
Cost of shares redeemed	(3,008,129)	(6,168,952)
Net increase (decrease) in net assets resulting from shareholder transactions	5,008,049	46,111,179
Total increase (decrease) in net assets	5,461,821	46,102,690

NET ASSETS:
Beginning of period	60,296,141	14,193,451
End of period	$65,757,962	$60,296,141

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,000,002	750,002
Shares sold	400,000	2,550,000
Shares redeemed	(150,000)	(300,000)
Shares outstanding, end of period	3,250,002	3,000,002
See Notes to Financial Statements

First Trust Intermediate Government Opportunities ETF (MGOV)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Period Ended 10/31/2023 (a)

Net asset value, beginning of period	$20.10	$18.92	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.52	1.10	0.22
Net realized and unrealized gain (loss)	0.13	1.06 (c) (d)	(1.15)
Total from investment operations	0.65	2.16	(0.93)
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.84)	(0.15)
Return of capital	—	(0.14)	—
Total distributions	(0.52)	(0.98)	(0.15)
Net asset value, end of period	$20.23	$20.10	$18.92
Total return (e)	3.27%	11.51% (d)	(4.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,758	$60,296	$14,193
Ratio of total expenses to average net assets (f)	0.65% (g)	0.65%	0.65% (g)
Ratio of net investment income (loss) to average net assets (f)	5.22% (g)	5.48%	4.63% (g)
Portfolio turnover rate (h)	92%	344%	143% (i)

(a)	Inception date is August 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	The Fund received a payment from the advisor in the amount of $71, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(i)	The portfolio turnover rate not including mortgage dollar rolls was 121% for the period ended October 31, 2023.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Intermediate Government Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MGOV” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of debt securities issued or guaranteed by the U.S. government (including U.S. Treasury bonds, notes and bills), its agencies or government-sponsored entities (“Government Securities”). The Fund’s investments in Government Securities include publicly-issued U.S. Treasury securities and mortgage-related securities such as pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. The Fund may also invest in exchange-traded funds that principally invest in Government Securities as well as futures contracts, options and swap agreements that utilize Government Securities as their reference asset. The Fund may purchase mortgage-related securities in “to-be-announced” (“TBA”) transactions, including mortgage dollar rolls. The Fund may invest in fixed or floating rate securities.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund had no when-issued or delayed-delivery securities. At April 30, 2025, the Fund held $5,141,234 of forward purchase commitments and $494,747 of forward purchase commitments sold short.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When a Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,432,379
Capital gains	—
Return of capital	237,123
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(83,862)
Net unrealized appreciation (depreciation)	(503,723)
K. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2023 and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $83,862 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
During the fiscal year ended October 31, 2024, the Fund utilized $258,735 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$71,464,386	$1,085,019	$(1,289,033)	$(204,014)
L. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
M. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%
Fund net assets greater than $15 billion	0.55250%
During the year ended October 31, 2024, the Fund received a payment from the Advisor in the amount of $71 in connection with a trade error.

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2025, were $46,947,885 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the six months ended April 30, 2025 were $38,469,777 and $115,905, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $16,661,153 and $20,061,109, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$262,836
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	84,666	Unrealized depreciation on futures contracts*	223,502

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(11,690)
Written options contracts	346,723
Futures contracts	(426,043)

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
Statement of Operations Location
Net change in unrealized appreciation (depreciation) on:
Written options contracts	$137,728
Futures contracts	(106,517)
The average notional value of futures contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $25,047,588.
During the six months ended April 30, 2025, the premiums for purchased options contracts opened were $12,654 and the premiums for purchased options contracts closed, exercised and expired were $12,654.
During the six months ended April 30, 2025, the premiums for written options contracts opened were $697,646 and the premiums for written options contracts closed, exercised and expired were $728,679.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale

Notes to Financial Statements (Continued)
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)
of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Intermediate Government Opportunities ETF (MGOV)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Period Ended April 30, 2025

First Trust Exchange-Traded Fund IV

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
FT Vest High Yield & Target Income ETF (HYTI)
FT Vest Investment Grade & Target Income ETF (LQTI)

First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.7%
$37,100	U.S. Treasury Bill	(a)	05/29/25	$36,979
37,200	U.S. Treasury Bill	(a)	06/26/25	36,955
	Total U.S. Treasury Bills			73,934
	(Cost $73,935)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
160,108	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	160,108
	(Cost $160,108)
	Total Investments — 2.1%	234,042
	(Cost $234,043)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 97.3%
	Call Options Purchased — 97.3%
1,228	iShares 20+ Year Treasury Bond ETF	$10,986,916	$0.89	07/25/25	10,762,192
	(Cost $10,699,016)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(134)	iShares 20+ Year Treasury Bond ETF	(1,198,898)	88.56	05/02/25	(13,936)
	(Premiums received $10,646)
	Net Other Assets and Liabilities — 0.7%				73,305
	Net Assets — 100.0%				$11,055,603

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$73,934	$—	$73,934	$—
Money Market Funds	160,108	160,108	—	—
Total Investments	234,042	160,108	73,934	—
Purchased Options	10,762,192	—	10,762,192	—
Total	$10,996,234	$160,108	$10,836,126	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,936)	$—	$(13,936)	$—
See Notes to Financial Statements

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.2%
$72,700	U.S. Treasury Bill	(a)	05/29/25	$72,461
72,900	U.S. Treasury Bill	(a)	06/26/25	72,421
	Total U.S. Treasury Bills			144,882
	(Cost $144,885)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
203,409	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	203,409
	(Cost $203,409)
	Total Investments — 3.0%	348,291
	(Cost $348,294)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.2%
	Call Options Purchased — 96.2%
1,494	iShares iBoxx $ High Yield Corporate Bond ETF	$11,742,840	$0.79	07/25/25	11,184,084
	(Cost $11,437,396)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(316)	iShares iBoxx $ High Yield Corporate Bond ETF	(2,483,760)	78.38	05/02/25	(4,740)
	(Premiums received $7,409)
	Net Other Assets and Liabilities — 0.8%				92,084
	Net Assets — 100.0%				$11,619,719

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$144,882	$—	$144,882	$—
Money Market Funds	203,409	203,409	—	—
Total Investments	348,291	203,409	144,882	—
Purchased Options	11,184,084	—	11,184,084	—
Total	$11,532,375	$203,409	$11,328,966	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,740)	$—	$(4,740)	$—
See Notes to Financial Statements

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.9%
$111,400	U.S. Treasury Bill	(a)	05/29/25	$111,035
111,700	U.S. Treasury Bill	(a)	06/26/25	110,964
	Total U.S. Treasury Bills			221,999
	(Cost $222,003)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
399,314	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	399,314
	(Cost $399,314)
	Total Investments — 2.5%	621,313
	(Cost $621,317)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.9%
	Call Options Purchased — 96.9%
2,318	iShares iBoxx $ Investment Grade Corporate Bond ETF	$25,029,764	$1.08	07/25/25	24,396,950
	(Cost $24,453,864)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(383)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(4,135,634)	107.57	05/02/25	(24,512)
	(Premiums received $19,320)
	Net Other Assets and Liabilities — 0.7%				178,469
	Net Assets — 100.0%				$25,172,220

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$221,999	$—	$221,999	$—
Money Market Funds	399,314	399,314	—	—
Total Investments	621,313	399,314	221,999	—
Purchased Options	24,396,950	—	24,396,950	—
Total	$25,018,263	$399,314	$24,618,949	$—

See Notes to Financial Statements

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,512)	$—	$(24,512)	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	FT Vest 20+ Year Treasury & Target Income ETF (LTTI)	FT Vest High Yield & Target Income ETF (HYTI)	FT Vest Investment Grade & Target Income ETF (LQTI)
ASSETS:
Investments, at value	$234,042	$348,291	$621,313
Options contracts purchased, at value	10,762,192	11,184,084	24,396,950
Receivables:
Investment securities sold	78,860	97,295	189,417
Dividends	429	297	673
Total Assets	11,075,523	11,629,967	25,208,353

LIABILITIES:
Options contracts written, at value	13,936	4,740	24,512
Due to custodian	1	2	3
Payables:
Investment advisory fees	5,878	5,455	11,421
Investment securities purchased	105	51	197
Total Liabilities	19,920	10,248	36,133
NET ASSETS	$11,055,603	$11,619,719	$25,172,220

NET ASSETS consist of:
Paid-in capital	$11,375,529	$11,765,567	$25,186,833
Par value	5,500	6,000	12,500
Accumulated distributable earnings (loss)	(325,426)	(151,848)	(27,113)
NET ASSETS	$11,055,603	$11,619,719	$25,172,220
NET ASSET VALUE, per share	$20.10	$19.37	$20.14
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	550,002	600,002	1,250,002
Investments, at cost	$234,043	$348,294	$621,317
Premiums paid on options contracts purchased	$10,699,016	$11,437,396	$24,453,864
Premiums received on options contracts written	$10,646	$7,409	$19,320
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	FT Vest 20+ Year Treasury & Target Income ETF (LTTI) (a)	FT Vest High Yield & Target Income ETF (HYTI) (a)	FT Vest Investment Grade & Target Income ETF (LQTI) (a)
INVESTMENT INCOME:
Dividends	$610	$422	$802
Interest	211	485	492
Total investment income	821	907	1,294

EXPENSES:
Investment advisory fees	8,432	8,502	14,128
Total expenses	8,432	8,502	14,128
NET INVESTMENT INCOME (LOSS)	(7,611)	(7,595)	(12,834)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	(233,294)	194,695	136,019
Written options contracts	(20,876)	(9,461)	(19,038)
Net realized gain (loss)	(254,170)	185,234	116,981
Net change in unrealized appreciation (depreciation) on:
Investments	(1)	(3)	(4)
Purchased options contracts	63,176	(253,312)	(56,914)
Written options contracts	(3,290)	2,669	(5,192)
Net change in unrealized appreciation (depreciation)	59,885	(250,646)	(62,110)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(194,285)	(65,412)	54,871
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(201,896)	$(73,007)	$42,037

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	FT Vest 20+ Year Treasury & Target Income ETF (LTTI)	FT Vest High Yield & Target Income ETF (HYTI)	FT Vest Investment Grade & Target Income ETF (LQTI)
	Period Ended 4/30/2025 (a) (Unaudited)	Period Ended 4/30/2025 (a) (Unaudited)	Period Ended 4/30/2025 (a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(7,611)	$(7,595)	$(12,834)
Net realized gain (loss)	(254,170)	185,234	116,981
Net change in unrealized appreciation (depreciation)	59,885	(250,646)	(62,110)
Net increase (decrease) in net assets resulting from operations	(201,896)	(73,007)	42,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(123,530)	(78,841)	(69,150)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,381,029	11,771,567	25,199,333
Cost of shares redeemed	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	11,381,029	11,771,567	25,199,333
Total increase (decrease) in net assets	11,055,603	11,619,719	25,172,220

NET ASSETS:
Beginning of period	—	—	—
End of period	$11,055,603	$11,619,719	$25,172,220

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	550,002	600,002	1,250,002
Shares redeemed	—	—	—
Shares outstanding, end of period	550,002	600,002	1,250,002

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout the period
FT Vest 20+ Year Treasury & Target Income ETF (LTTI)

Period Ended 4/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.89
Income from investment operations:
Net investment income (loss) (b)	(0.02)
Net realized and unrealized gain (loss)	0.45 (c)
Total from investment operations	0.43
Distributions paid to shareholders from:
Net investment income	(0.22)
Net asset value, end of period	$20.10
Total return (d)	2.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,056
Ratio of total expenses to average net assets	0.65% (e)
Ratio of net investment income (loss) to average net assets	(0.59)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest High Yield & Target Income ETF (HYTI)

Period Ended 4/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.99
Income from investment operations:
Net investment income (loss) (b)	(0.02)
Net realized and unrealized gain (loss)	(0.34)
Total from investment operations	(0.36)
Distributions paid to shareholders from:
Net investment income	(0.26)
Net asset value, end of period	$19.37
Total return (c)	(1.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,620
Ratio of total expenses to average net assets	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.58)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Investment Grade & Target Income ETF (LQTI)

Period Ended 4/30/2025 (a) (Unaudited)

Net asset value, beginning of period	$20.07
Income from investment operations:
Net investment income (loss) (b)	(0.02)
Net realized and unrealized gain (loss)	0.32
Total from investment operations	0.30
Distributions paid to shareholders from:
Net investment income	(0.23)
Net asset value, end of period	$20.14
Total return (c)	1.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,172
Ratio of total expenses to average net assets	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.59)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 12, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

FT Vest 20+ Year Treasury & Target Income ETF – LTTI(1)
FT Vest High Yield & Target Income ETF – HYTI(1)
FT Vest Investment Grade & Target Income ETF – LQTI(1)

(1)	Commenced investment operations on February 12, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
LTTI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including Flexible Exchange options (“FLEX Options”), on the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to U.S. Treasury securities.
HYTI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including FLEX Options, on the iShares iBoxx High Yield Corporate Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to high yield securities or income producing securities.
LQTI’s investment objective seeks to provide investors with current income with a secondary objective of providing capital appreciation. Under normal market conditions, the Fund will pursue its investment objectives by investing in U.S. Treasury securities and utilizing an option strategy consisting of purchasing and writing (selling) U.S. exchange-traded call options, including FLEX Options, on the iShares iBoxx Investment Grade Corporate Bond ETF (the “Underlying ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to investment grade securities or income producing securities.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
13)
the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at April 30, 2025 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
E. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest 20+ Year Treasury & Target Income ETF	$10,922,413	$63,176	$(3,291)	$59,885
FT Vest High Yield & Target Income ETF	11,778,281	2,669	(253,315)	(250,646)
FT Vest Investment Grade & Target Income ETF	25,055,861	—	(62,110)	(62,110)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor. Vest receives a sub-advisory fee equal to 0.20% of the average daily net assets of each Fund. Vest’s fee is paid by the Advisor out of its management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended April 30, 2025, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. For securities transactions purposes, the options are considered short-term investments.
For the period ended April 30, 2025, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
LTTI
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$10,762,192	Options contracts written, at value	$13,936
HYTI
Options contracts	Interest Rate Risk	Options contracts purchased, at value	11,184,084	Options contracts written, at value	4,740
LQTI
Options contracts	Interest Rate Risk	Options contracts purchased, at value	24,396,950	Options contracts written, at value	24,512

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended April 30, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	LTTI	HYTI	LQTI
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(233,294)	$194,695	$136,019
Written options contracts	(20,876)	(9,461)	(19,038)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	63,176	(253,312)	(56,914)
Written options contracts	(3,290)	2,669	(5,192)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended April 30, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
LTTI	$21,979,561	$11,280,545	$85,834	$75,188
HYTI	23,199,879	11,762,483	47,826	40,417
LQTI	49,611,748	25,157,884	104,638	85,318
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 4, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Investment Grade & Target Income ETF (LQTI)
FT Vest High Yield & Target Income ETF (HYTI)
FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on December 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and

Other Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objectives, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategies for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other target income ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.65% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.20% of the Fund’s average daily net assets. The Board noted that the Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was below the median total (net) expense ratio of the peer funds in the applicable Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the First Trust Fund Complex, but will be most similar to two other ETFs in the First Trust Fund Complex that are managed by the Advisor and employ options-based strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.75% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each

Other Information (Continued)
First Trust Exchange-Traded Fund IV
April 30, 2025 (Unaudited)
Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2025

* Print the name and title of each signing officer under his or her signature.